                              NATIONS FUND TRUST
                           One Bank of America Plaza
                            101 South Tryon Street
                        Charlotte, North Carolina 28255
                           Telephone: (800) 653-9427

                               January 14, 2002

Dear Shareholder:

   We are pleased to invite you to special meetings of shareholders of Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund (the "Intermediate-Term Municipal Funds") and Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund (the "Long-Term Municipal Funds") (collectively, the "Funds").

   The meetings will be held jointly at 10:00 a.m., Eastern time, on March 27, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina (the "Meetings"). At the Meetings, you will be asked to approve the proposed reorganization (the "Reorganization") of your Fund into an acquiring mutual fund (an "Acquiring Fund") in Nations Funds Trust, another registered investment company within the Nations Funds family.

   The investment objective, principal investment strategies and investment risks of each Acquiring Fund will be identical to those of the corresponding Intermediate-Term Municipal Fund. If you hold shares of an existing Intermediate-Term Municipal Fund, the Reorganization will not change the investment approach applied to your investment. The Reorganization will, however, change the investment approach applied to an investment in a Long-Term Municipal Fund by generally shortening the average dollar-weighted maturity and duration of your investment.

   The Reorganization will not cause a change to the investment adviser and sub-adviser who currently manage your Fund. In addition, the Reorganization will not result in any increase in total operating expense ratios (before or after waivers and/or reimbursements), and in many cases will actually result in a reduction in such ratios. The features and services that are available to you today as a shareholder will continue to be available to you as an Acquiring Fund shareholder after the Reorganization.

   THE BOARD OF TRUSTEES OF NATIONS FUND TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSED REORGANIZATION.

   The Reorganization offers several potential benefits. First, management and the Board of Trustees believe that combining like Funds should lead to various benefits that come from greater asset size, including potential economies of scale by eliminating certain duplicative costs associated with maintaining those Funds as separate series and by spreading remaining costs over a larger, combined asset base. The Reorganization is part of a broader initiative to streamline the operations of the Nations Funds family, which currently consists of several registered investment companies. As part of the broader initiative, management expects to reduce the number of registered investment companies in the Nations Funds family without necessarily impacting investment alternatives. Streamlining the Nations Funds family in this fashion may lead to additional cost savings by reducing accounting, legal and securities registration costs.

   Also, the Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Massachusetts business trust like Nations Fund Trust. Finally, each

Acquiring Fund will have more flexibility in its investment policies than your current Fund, including policies that would permit it to adopt a "master-feeder" structure. A master-feeder structure, if adopted in the future, would allow an Acquiring Fund to access other distribution channels that might not otherwise be available, thereby potentially achieving additional economies of scale and other benefits that come from greater asset size.

   If shareholder approval is obtained and the other conditions to the Reorganization are satisfied, it is anticipated that each Fund will be reorganized into its corresponding Acquiring Fund on or about May 10, 2002, when Fund shares will be exchanged for shares of the same class of shares of the corresponding Acquiring Fund of equal dollar value. The exchange of shares in the Reorganization is expected to be tax-free under federal income tax law. Shareholders are not expected to bear any of the customary expenses of the Reorganization because of existing expense arrangements.

   The formal Notice of Special Meetings, Combined Proxy Statement/Prospectus and Proxy Ballot(s) are enclosed. The Reorganization and the reasons for the unanimous recommendation of the Board are discussed in more detail in the enclosed materials, which you should read carefully. If you have any questions, please do not hesitate to contact us at the toll-free number set forth above.

   We look forward to your attendance at the Meetings or to receiving your Proxy Ballot(s) so that your shares may be voted at the Meetings.

                                          Sincerely,

                                          A. MAX WALKER
                                          President and Chairman of the Board of
                                          Trustees of Nations Fund Trust

   YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. PLEASE VOTE BY SUBMITTING YOUR PROXY BALLOT(S) TODAY IN THE ENCLOSED POSTAGE-PAID ENVELOPE. YOU MAY ALSO SUBMIT YOUR PROXY BY A TOLL-FREE PHONE CALL OR BY VOTING ON-LINE, AS INDICATED BELOW.

  Two Quick And Easy Ways To Submit Your Proxy

     As a valued Fund shareholder, your proxy vote is important to us. That's why we've made it faster and easier to submit your proxy at your convenience, 24 hours a day. After reviewing the enclosed Combined
  Proxy Statement/Prospectus ("Proxy/Prospectus ") select one of the following quick and easy methods to submit your proxy--accurately and quickly .

 Vote On-Line                                  Vote By Toll-Free Phone Call
1. Read the enclosed Proxy/Prospectus and have 1. Read the enclosed Proxy/Prospectus and have
    your Proxy Ballot(s) * at hand.              your Proxy Ballot(s) * at hand.
2. Go to Web site www.proxyvote.com            2. Call the toll-free number on your Proxy Ballot(s).
3. Enter the 12-digit Control Number found on  3. Enter the 12-digit Control Number found on
   your Proxy Ballot(s).                         your Proxy Ballot(s).
4. Submit your proxy using the easy-to-follow  4. Submit your proxy using the easy-to-follow
   instructions.                                 instructions.

  * Do not mail the Proxy Ballot(s) if submitting your proxy by Internet or telephone.

                              NATIONS FUND TRUST
                           One Bank of America Plaza
                            101 South Tryon Street
                        Charlotte, North Carolina 28255
                           Telephone: (800) 653-9427

                  NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS
                         To Be Held on March 27, 2002

Shareholders:

   PLEASE TAKE NOTE THAT special meetings of shareholders of Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund (collectively, the "Funds") of Nations Fund Trust will be jointly held at 10:00 a.m., Eastern time, on March 27, 2002, at One Bank of America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte, North Carolina, for the purpose of considering and voting upon:

      Item 1. A proposed agreement and plan of reorganization dated as of January 1, 2002 that provides for the reorganization of your Fund into a corresponding acquiring fund.

      Item 2. Such other business as may properly come before the meetings or any adjournment(s).

      Item 1 is described in the attached Combined Proxy Statement/Prospectus.

   THE BOARD OF TRUSTEES OF NATIONS FUND TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

   Shareholders of record as of the close of business on December 27, 2001 are entitled to notice of, and to vote at, the meetings or any adjournment(s) thereof.

   SHAREHOLDERS ARE REQUESTED TO MARK, DATE, SIGN AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY BALLOT(S), WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF NATIONS FUND TRUST. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE MEETINGS. SHAREHOLDERS ALSO MAY SUBMIT THEIR PROXIES: 1) BY TELEPHONE AT THE TOLL-FREE NUMBER SHOWN ON THEIR PROXY BALLOT(S); OR 2) ON-LINE AT THE WEBSITE WWW.PROXYVOTE.COM. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO NATIONS FUND TRUST A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY DATED PROXY OR BY ATTENDING THE MEETINGS AND VOTING IN PERSON.

                                          By Order of the Board of Trustees,

                                          RICHARD H. BLANK, JR.
                                          Secretary of Nations Fund Trust

January 14, 2002

                      COMBINED PROXY STATEMENT/PROSPECTUS
                            Dated January 14, 2002

                              NATIONS FUND TRUST
                           One Bank of America Plaza
                            101 South Tryon Street
                        Charlotte, North Carolina 28255
                           Telephone: (800) 653-9427

   For ease of reading, certain terms or names that are used in this Proxy/Prospectus have been shortened or abbreviated. A list of these terms and their corresponding full names or definitions can be found at the end of this Proxy/Prospectus in Appendix A. A shareholder may find it helpful to review the terms and names in Appendix A before reading the Proxy/Prospectus.

   This Proxy/Prospectus, which should be retained for future reference, sets forth concisely the information about the proposed Reorganization of the Funds into corresponding Acquiring Funds, and the information about the Acquiring Funds that a shareholder should know before deciding how to vote. It is both a proxy statement for the Meetings and a prospectus offering shares in the Acquiring Funds. However, it is not a prospectus for shareholders of the Intermediate-Term Municipal Funds because these Funds are proposed to be reorganized into Acquiring Funds that are "shell" funds--that is to say, they have identical investment objectives, principal investment strategies and risks as those Funds.

   Additional information about the Funds and Acquiring Funds is available in their prospectuses, statements of additional information (or SAIs) and annual and semi-annual reports to shareholders. The information contained in the prospectuses for the Funds and Acquiring Funds is legally deemed to be part of this Proxy/Prospectus and is incorporated by reference. For Long-Term Municipal Fund shareholders, a copy of each applicable Acquiring Fund prospectus also accompanies this Proxy/Prospectus. The Funds' prospectuses, annual reports to shareholders for the fiscal year ended March 31, 2001 and semi-annual reports to shareholders for the fiscal period ended September 30, 2001 previously have been mailed to shareholders. The SAI relating to this Proxy/Prospectus also is incorporated by reference and is dated January 14, 2002. Additional copies of any of these documents are available without charge by writing to the address given above or by calling (800) 653-9427. These documents also are available on the SEC website at www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROXY/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The Meetings have been called to consider a Reorganization Agreement dated as of January 1, 2002 that provides for the reorganization of each Fund into a corresponding Acquiring Fund. It is expected that this Proxy/Prospectus will be mailed to shareholders on or about January 14, 2002. At the Meetings, shareholders will be asked to approve the reorganization of each Fund into an Acquiring Fund as set forth below.

                                                                                   Will Be Reorganized into these Acquiring Funds of
These Funds                                                                        Nations Funds Trust
------------------------------------------------------------------------------------------------------------------------------------

Georgia Intermediate Municipal Bond Fund                     [GRAPHIC]             Georgia Intermediate Municipal Bond Fund
Georgia Municipal Bond Fund                                                        (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

Maryland Intermediate Municipal Bond Fund                    [GRAPHIC]             Maryland Intermediate Municipal Bond Fund
Maryland Municipal Bond Fund                                                       (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

North Carolina Intermediate Municipal Bond Fund              [GRAPHIC]             North Carolina Intermediate Municipal Bond Fund
North Carolina Municipal Bond Fund                                                 (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

South Carolina Intermediate Municipal Bond Fund              [GRAPHIC]             South Carolina Intermediate Municipal Bond Fund
South Carolina Municipal Bond Fund                                                 (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

Tennessee Intermediate Municipal Bond Fund                   [GRAPHIC]             Tennessee Intermediate Municipal Bond Fund
Tennessee Municipal Bond Fund                                                      (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

Texas Intermediate Municipal Bond Fund                       [GRAPHIC]             Texas Intermediate Municipal Bond Fund
Texas Municipal Bond Fund                                                          (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------

Virginia Intermediate Municipal Bond Fund                    [GRAPHIC]             Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund                                                       (acquiring)
                                                            Thin Arrow
------------------------------------------------------------------------------------------------------------------------------------


                                TABLE OF CONTENTS

                                                                                                 Page No.
                                                                                                 --------
SUMMARY.........................................................................................     4
   Fee Tables...................................................................................     4
   Overview of the Reorganization Agreement.....................................................     6
   Overview of Investment Objective and Principal Investment Strategies.........................     6
   Overview of Service Providers................................................................     6
   Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures................     7
   Federal Income Tax Consequences..............................................................     7
   Principal Risk Factors.......................................................................     7
THE REORGANIZATION..............................................................................     9
   Description of the Reorganization Agreement..................................................     9
   Reasons for the Reorganization and Other Considerations......................................     9
   Board Consideration..........................................................................    10
   Comparison of Investment Management, Investment Objective and Principal Investment
     Strategies.................................................................................    11
   Comparison of Investment Policies and Restrictions...........................................    13
   Comparison of Forms of Business Organization.................................................    13
   Comparison of Advisory and Other Service Arrangements and Fees...............................    14
   Investment Advisory and Sub-Advisory Services and Fees.......................................    15
   Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder
     Transactions and Services..................................................................    15
   Material Federal Income Tax Consequences.....................................................    15
   Capitalization...............................................................................    17
VOTING MATTERS..................................................................................    24
   General Information..........................................................................    24
   Quorum.......................................................................................    25
   Shareholder Approval.........................................................................    25
   Principal Shareholders.......................................................................    25
   Annual Meetings and Shareholder Meetings.....................................................    40
ADDITIONAL INFORMATION ABOUT THE TRUST AND NATIONS FUNDS TRUST..................................    40
   Financial Statements.........................................................................    40
   Other Business...............................................................................    41
   Shareholder Inquiries........................................................................    41

APPENDICES

   A--GLOSSARY

   B--EXPENSE SUMMARIES OF THE FUNDS AND ACQUIRING FUNDS

   C--COMPARISON OF FUNDAMENTAL POLICIES AND LIMITATIONS OF THE FUNDS AND THE
      ACQUIRING FUNDS

                                    SUMMARY

   The following is an overview of certain information relating to the proposed Reorganization. More complete information is contained throughout the Proxy/Prospectus and its Appendices.

Fee Tables

   The table shows: (i) the current expense ratios of each Fund; and (ii) the pro forma expense ratios of the corresponding Acquiring Funds. The table shows that the pro forma expense ratios (before and after waivers and/or reimbursements) of the Acquiring Funds after the Reorganization are expected to be no higher (and in many cases are expected to be lower) than they are for the Funds. All expense ratios shown are annualized total operating expense ratios. Pro forma expense ratios are based upon the fee arrangements that will be in place upon consummation of the Reorganization and assume in each case that both Funds' shareholders approve the Reorganization. It is possible that one Fund's shareholders will approve the Reorganization while the shareholders of the other Fund involved in the Reorganization do not. These scenarios (if they result in any change to a shareholder's current expense ratios) are shown, along with other detailed pro forma expense information, in Appendix B.

                      Total Operating Expense Information

                                                                                                 Pro Forma
                           Total Operating                                                     Total Operating
                           Expense Ratios                                                      Expense Ratios
                            Before/After                          Combined Acquiring            Before/After
                           Waivers and/or                         Fund/Class Post-             Waivers and/or
Fund/Share Class           Reimbursements*                        Reorganization              Reimbursements*
----------------           ---------------                        ------------------          ----------------
Georgia Intermediate
 Municipal Bond Fund
   Primary A Shares          0.75%/0.50%
   Investor A Shares                       (Arrow-Down) [GRAPHIC]
                             1.00%/0.75%
   Investor B Shares         1.75%/1.50%                          Georgia Intermediate
   Investor C Shares         1.75%/1.50%                          Municipal Bond Fund
                                                                  (acquiring)
Georgia Municipal Bond
 Fund                                                                Primary A Shares           0.73%/0.50%
   Primary A Shares          1.17%/0.60%                             Investor A Shares          0.98%/0.75%
   Investor A Shares                       (Arrow-Up) [GRAPHIC]
                             1.42%/0.85%                             Investor B Shares          1.73%/1.50%
   Investor B Shares         2.17%/1.60%                             Investor C Shares          1.73%/1.50%
   Investor C Shares         2.17%/1.60%
--------------------------------------------------------------------------------------------------------------
Maryland Intermediate
 Municipal Bond Fund
   Primary A Shares          0.74%/0.50%
   Investor A Shares                       (Arrow-Down) [GRAPHIC]
                             0.99%/0.75%
   Investor B Shares         1.74%/1.50%                          Maryland Intermediate
   Investor C Shares         1.74%/1.50%                          Municipal Bond Fund
                                                                  (acquiring)
Maryland Municipal Bond
 Fund                                                                Primary A Shares           0.72%/0.50%
   Primary A Shares          1.07%/0.60%                             Investor A Shares          0.97%/0.75%
   Investor A Shares                       (Arrow-Up) [GRAPHIC]
                             1.32%/0.85%                             Investor B Shares          1.72%/1.50%
   Investor B Shares         2.07%/1.60%                             Investor C Shares          1.72%/1.50%
   Investor C Shares         2.07%/1.60%
--------------------------------------------------------------------------------------------------------------
North Carolina
 Intermediate Municipal
 Bond Fund
   Primary A Shares          0.73%/0.50%
   Investor A Shares                       (Arrow-Down) [GRAPHIC]
                             0.98%/0.75%
   Investor B Shares         1.73%/1.50%                          North Carolina Intermediate
   Investor C Shares         1.73%/1.50%                          Municipal Bond Fund
                                                                  (acquiring)
North Carolina Municipal
 Bond Fund                                                             Primary A Shares         0.72%/0.50%
   Primary A Shares          1.05%/0.60%                               Investor A Shares        0.97%/0.75%
   Investor A Shares                       (Arrow-Up) [GRAPHIC]
                             1.30%/0.85%                               Investor B Shares        1.72%/1.50%
   Investor B Shares         2.05%/1.60%                               Investor C Shares        1.72%/1.50%
   Investor C Shares         2.05%/1.60%

                                                                                                                  Pro Forma
                                           Total Operating                                                      Total Operating
                                           Expense Ratios                                                       Expense Ratios
                                            Before/After                          Combined Acquiring             Before/After
                                           Waivers and/or                         Fund/Class Post-              Waivers and/or
Fund/Share Class                           Reimbursements*                        Reorganization               Reimbursements*
----------------                           ---------------                        ------------------           ----------------
South Carolina Intermediate Municipal Bond
 Fund
   Primary A Shares                          0.72%/0.50%
   Investor A Shares                                       (Arrow-Down) [GRAPHIC]
                                             0.97%/0.75%
   Investor B Shares                         1.72%/1.50%                          South Carolina Intermediate
   Investor C Shares                         1.72%/1.50%                          Municipal Bond Fund
                                                                                  (acquiring)
South Carolina Municipal Bond Fund                                                      Primary A Shares         0.71%/0.50%
   Primary A Shares                          1.10%/0.60%                               Investor A Shares         0.96%/0.75%
   Investor A Shares                                       (Arrow-Up) [GRAPHIC]
                                             1.35%/0.85%                               Investor B Shares         1.71%/1.50%
   Investor B Shares                         2.10%/1.60%                               Investor C Shares         1.71%/1.50%
   Investor C Shares                         2.10%/1.60%
-------------------------------------------------------------------------------------------------------------------------------
Tennessee Intermediate Municipal Bond Fund
   Primary A Shares                          0.90%/0.50%
   Investor A Shares                                       (Arrow-Down) [GRAPHIC]
                                             1.15%/0.75%
   Investor B Shares                         1.90%/1.50%                          Tennessee Intermediate
   Investor C Shares                         1.90%/1.50%                          Municipal Bond Fund
                                                                                  (acquiring)
Tennessee Municipal Bond Fund                                                           Primary A Shares         0.86%/0.50%
   Primary A Shares                          1.88%/0.60%                               Investor A Shares         1.11%/0.75%
   Investor A Shares                                       (Arrow-Up) [GRAPHIC]
                                             2.13%/0.85%                               Investor B Shares         1.86%/1.50%
   Investor B Shares                         2.88%/1.60%                               Investor C Shares         1.86%/1.50%
   Investor C Shares                         2.88%/1.60%
-------------------------------------------------------------------------------------------------------------------------------
Texas Intermediate Municipal
Bond Fund
   Primary A Shares                          0.71%/0.50%
   Investor A Shares                                       (Arrow-Down) [GRAPHIC]
                                             0.96%/0.75%
   Investor B Shares                         1.71%/1.50%                          Texas Intermediate Municipal
   Investor C Shares                         1.71%/1.50%                          Bond Fund (acquiring)
                                                                                     Primary A Shares            0.71%/0.50%
Texas Municipal Bond Fund                                                            Investor A Shares           0.96%/0.75%
   Primary A Shares                          1.56%/0.60%                             Investor B Shares           1.71%/1.50%
   Investor A Shares                                       (Arrow-Up) [GRAPHIC]
                                             1.81%/0.85%                             Investor C Shares           1.71%/1.50%
   Investor B Shares                         2.56%/1.60%
   Investor C Shares                         2.56%/1.60%
-------------------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
 Bond Fund
   Primary A Shares                          0.71%/0.50%
   Investor A Shares                                       (Arrow-Down) [GRAPHIC]
                                             0.96%/0.75%
   Investor B Shares                         1.71%/1.50%                          Virginia Intermediate
   Investor C Shares                         1.71%/1.50%                          Municipal Bond Fund
                                                                                  (acquiring)
Virginia Municipal Bond Fund                                                         Primary A Shares            0.70%/0.50%
   Primary A Shares                          1.09%/0.60%                             Investor A Shares           0.95%/0.75%
   Investor A Shares                                       (Arrow-Up) [GRAPHIC]
                                             1.34%/0.85%                             Investor B Shares           1.70%/1.50%
   Investor B Shares                         2.09%/1.60%                             Investor C Shares           1.70%/1.50%
   Investor C Shares                         2.09%/1.60%

--------
* The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Overview of the Reorganization Agreement

   The document that governs the Reorganization is the Reorganization Agreement. It provides for: (i) the transfer of all of the assets and liabilities of each Fund to its corresponding Acquiring Fund in exchange for shares of equal value of the same classes of the Acquiring Fund; and (ii) the distribution of the Acquiring Fund shares to Fund shareholders in liquidation of that Fund. The Reorganization Agreement also contemplates that, assuming the Reorganization is approved by Fund shareholders, as well as by shareholders of all other funds of the Trust that are being asked to approve separate reorganizations of their funds, officers of the Trust will dissolve the Trust under the laws of the Commonwealth of Massachusetts and also de-register the Trust under the 1940 Act. The Reorganization is subject to a number of conditions, including approval by Fund shareholders.

   As a result of the Reorganization, Fund shareholders will become shareholders of the corresponding Acquiring Fund and will hold, immediately after the Reorganization, Acquiring Fund shares having a total dollar value equal to the total dollar value of the shares of the Fund that the shareholder held immediately before the Reorganization. The Reorganization is expected to occur on May 10, 2002. The exchange of Fund shares for corresponding Acquiring Fund shares in the Reorganization is expected to be tax-free under federal income tax law and Fund shareholders will not pay any sales charge or sales load on the exchange. The Funds and their shareholders are not expected to bear any of the customary costs of the Reorganization because of total expense caps that have been put in place. The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and extraordinary expenses that may be associated with the Reorganization.

   For more information about the Reorganization and the Reorganization Agreement, see "The Reorganization--Description of the Reorganization Agreement."

Overview of Investment Objective and Principal Investment Strategies

   The investment objective, principal investment strategies and investment risks of the Intermediate-Term Municipal Funds and their corresponding Acquiring Funds are identical. The investment objective and principal investment strategies of the Long-Term Municipal Funds and their corresponding Acquiring Funds are substantially similar.

   The foremost differences between the Long-Term Municipal Funds and their Acquiring Funds are their respective average dollar-weighted maturities and durations. The Long-Term Municipal Funds generally have an average dollar-weighted maturity of more than seven years and have a duration of more than six years. They have both a high income potential and a high-risk exposure, as compared with the Intermediate-Term Municipal Funds. The Acquiring Funds, which are intermediate-term municipal bond funds, generally have an average dollar-weighted maturity of between three and ten years and a duration of between three and six years. They have moderate income potential and risk exposure, as compared with the Long-Term Municipal Funds. This means, among other things, that Long-Term Municipal Fund shareholders can expect to move into an Acquiring Fund that, over the long-term, may not achieve the same level of investment return as their Fund, but should generally be subject to lower risk.

   For additional information about these and other similarities and differences between the investment objectives and principal investment strategies of the Funds and Acquiring Funds, see "The Reorganization-- Comparison of Investment Management, Investment Objective and Principal Investment Strategies."

Overview of Service Providers

   The Funds and Acquiring Funds have the same service providers, including BA Advisors as investment adviser and BACAP as investment sub-adviser. Please see the discussion under "The Reorganization--Comparison of Advisory and Other Service Arrangements and Fees."

Overview of Purchase, Redemption, Distribution, Exchange and Other Procedures

   The purchase, redemption, distribution, exchange and other policies and procedures of each share class of the Funds are identical to those of the corresponding share class of the Acquiring Funds, except in one case. Certain purchase and redemption policies of the Investor A and Investor B Shares of the Long-Term Funds and their Acquiring Funds differ. In particular, the front-end sales charge applicable to the Investor A Shares and contingent deferred sales charge applicable to the Investor B Shares of the Long-Term Funds and their Acquiring Funds differ. The sales charges of the Acquiring Funds that may apply are generally lower than those of the Long-Term Funds. Purchases and redemptions by Long-Term Municipal Fund shareholders of Investor A and Investor B Shares made prior to the Reorganization will be subject to the applicable Long-Term Municipal Fund sales charge schedule. After the Reorganization, additional purchases by former Long-Term Municipal Fund shareholders will be subject to the Intermediate-Term Municipal Fund sales charge schedule that applies, while redemptions of shares purchased prior to the Reorganization by former Long-Term Municipal Fund shareholders will be subject to the terms that applied at the time those shares were purchased. Former Long-Term Municipal Fund shareholders will received credit for the period of time they held their shares prior to the Reorganization in determining the amount of their contingent deferred sales charge, if any.

   For more information concerning these policies and procedures, see "The Reorganization--Comparison of Purchase, Redemption, Distribution and Exchange Policies and other Shareholder Transactions and Services."

Federal Income Tax Consequences

   The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds, the Acquiring Funds or their respective shareholders. However, the sale of securities by any Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable distributions to such Fund's shareholders. See "The Reorganization--Material Federal Income Tax Consequences" for additional information. Since their inception, each of the Funds and Acquiring Funds believes it has qualified as a "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income distributed to shareholders.

Principal Risk Factors

   Each of the Acquiring Funds has these types of risks and considerations:

   . Investment strategy risk--The Acquiring Funds are considered to be non-diversified because they invest most of their assets in securities that pay interest that is free from federal and state income tax (if any) in one state. The value of the Acquiring Funds and the amount of interest that they pay could also be affected by the financial conditions of the state, its public authorities and local governments.

   . Interest rate risk--The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

   . Credit risk--The Acquiring Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Credit risk usually applies to most fixed income securities, but is generally not a factor for U.S. government obligations. Some of the securities in which the Acquiring Funds invest are not rated investment grade and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities typically pay a premium--a high interest rate or yield--because of the increased risk of loss. These securities also can be subject to greater price volatility.

   . Derivatives risk--The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the return of the Acquiring Funds or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

   . Changing distribution levels--The level of monthly income distributions paid by an Acquiring Fund depends on the amount of income paid by the securities held. It is not guaranteed and will change. Changes in the value of the securities, however, generally should not affect the amount of income they pay.

   . Holding cash--The Acquiring Funds may hold cash while waiting to make an investment, as a temporary defensive strategy, or if the team believes that attractive tax-exempt instruments are not available. Any uninvested cash an Acquiring Fund holds does not earn income.

   . Tax considerations--Most of the distributions paid by an Acquiring Fund come from interest on municipal securities, and are generally free from federal income tax and state income tax (if any), but may be subject to the federal alternative minimum tax, and other state and local taxes. Any portion of a distribution that comes from income from non-exempt sources such as income from other kinds of securities or from realized capital gains is generally subject to federal, state and local taxes. Shares of an Acquiring Fund would not be suitable investments for tax-deferred plans and tax-exempt investors.

   . State specific risk--State specific risk is the chance that an Acquiring
     Fund, because it invests primarily in securities issued by a state and its municipalities, is more vulnerable to unfavorable developments in that state.

   . Changing to a feeder fund--Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its net investable assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund. Each Acquiring Fund may become a feeder fund if the Board decides this would be in the best interests of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

   Comparison to the Funds: The Intermediate-Term Municipal Funds and their corresponding Acquiring Funds share identical risks, both in type and degree. The Long-Term Municipal Funds and their corresponding Acquiring Funds share identical types of risks, although the degree to which the Long-Term Municipal Fund are exposed to certain types of risks (such as interest rate risk and credit risk) is heightened because the Long-Term Municipal Funds generally will have a longer average dollar-weighted maturity and duration than their Acquiring Funds. Accordingly, Long-Term Municipal Fund shareholders will move into investments that are generally less risky. In addition, the Funds do not have the ability to convert to feeder funds in a master-feeder structure without shareholder approval. The Acquiring Funds will have that ability and accordingly, if the structure is adopted, the Acquiring Funds have the additional considerations relevant to an investment in a feeder fund.

                              THE REORGANIZATION

Description of the Reorganization Agreement

   As noted in the Summary, the Reorganization Agreement is the governing document of the Reorganization. Among other things, it provides for: (i) the transfer of all of the assets and liabilities of a Fund to its Acquiring Fund in exchange for shares of equal value of the same classes of the Acquiring Fund; and (ii) the distribution of Acquiring Fund shares to Fund shareholders in liquidation of their Fund. The Reorganization Agreement also sets forth representations and warranties of the parties, describes the mechanics of the transaction and includes a number of conditions to the completion of the Reorganization, such as the requirement that a good standing certificate be obtained by each party and that no stop-orders or similar regulatory barriers have been issued by the SEC. The completion of the Reorganization also is conditioned upon the Trust and Nations Funds Trust receiving an opinion from Morrison & Foerster LLP that the exchange of shares contemplated under the Reorganization will be tax-free under federal income tax law.

   The Reorganization Agreement provides that the Reorganization may be abandoned at any time before Closing by either party if any condition is not satisfied, or otherwise, by mutual consent of the parties. At any time before or (to the extent permitted by law) after approval of the Reorganization Agreement by Fund shareholders: (i) the parties may, by written agreement authorized by the Board of the Trust or Nations Funds Trust, as applicable, and with or without the approval of their shareholders, amend any of the provisions of the Reorganization Agreement; and (ii) either party may waive any default by the other party for the failure to satisfy any of the conditions to its obligations (the waiver to be in writing and authorized by the respective Board with or without the approval of shareholders). Additionally, the Reorganization Agreement provides that the Reorganization of one Fund is not conditioned upon the Reorganization of any other Fund.

   Upon completion of the Reorganization, all outstanding shares of each Fund will be canceled. Exchange or redemption requests received thereafter will be deemed to be exchange or redemption requests for shares of the corresponding Acquiring Fund. The Reorganization Agreement provides that a Fund will only bear customary expenses of the Reorganization to the extent that the Fund's total operating expenses have not exceeded certain total operating expense "caps" that have been put in place. Because of these total operating expense caps, it is not expected that the Funds will bear the customary expenses associated with the Reorganization, including proxy solicitation costs. The Funds, however, ordinarily bear certain expenses such as brokerage commissions and other transaction charges, as well as interest on borrowed money, and will bear these expenses and extraordinary expenses that may be associated with the Reorganization.

   A copy of the Reorganization Agreement is available at no charge by calling
(800) 653-9427 or writing Nations Funds at the address listed on the first page of the Proxy/Prospectus. A copy of the Reorganization Agreement is also available at the SEC's website (www.sec.gov).

Reasons for the Reorganization and Other Considerations

   . The Nations Funds Family Reorganization. The Reorganization is the final phase of a broader initiative begun two years ago to streamline the operations of the Nations Funds Family. A primary goal of the initiative is to reduce the number of registered investment companies in the Nations Funds Family without necessarily impacting investment alternatives. This final phase would reorganize all of the remaining Funds of the Trust and the funds of the other fund companies in the Nations Funds Family into series of Nations Funds Trust. Management and the Board believe that operating fewer registered investment companies offers potential efficiencies and benefits to shareholders over the long-term. These efficiencies and benefits include potential cost savings from the reduction of accounting, legal, filing and securities registration costs. If shareholders of the Funds approve the Reorganization (and shareholders of all of the other funds of the Trust approve similar reorganizations), management will de-register and dissolve the Trust.

     The Acquiring Funds will be part of a Delaware business trust, which generally is viewed as having more flexibility in its operations than a Massachusetts business trust (like the Trust). Also, as part of Nations Funds Trust, the Acquiring Funds will be governed under a more flexible charter document which can be amended by Nations Funds Trust's Board without the necessity of soliciting shareholders, thereby saving costs relating to proxy solicitations on certain routine matters.

     Specifically, the Acquiring Funds will have greater flexibility in their investment policies, including policies that, for example, will permit them to:

     . adopt a "master-feeder" structure. A master-feeder structure will only be adopted if the Board approves the change as being in the best interests of an Acquiring Fund and its shareholders. In evaluating this change, the Board will consider both the potential benefits and disadvantages of this type of structure. One potential advantage is that feeder funds investing in the same master portfolio can reduce their expenses through sharing of the costs of managing and administering a larger combined pool of assets. Converting to a master portfolio can provide access to other distribution channels--such as private investment companies or offshore fund investors--that would not otherwise be available to stand-alone mutual funds. One potential disadvantage is that if there are other feeders in the master portfolio, an Acquiring Fund's voting impact on the master portfolio could be diminished. Additionally, if the Acquiring Fund were to withdraw its investment from the master portfolio, the withdrawal could result in a distribution in kind of portfolio securities (as opposed to a distribution of cash) by the master portfolio to the Acquiring Fund. That distribution could result in a less diversified portfolio of investments and could adversely affect the liquidity of the Acquiring Fund's investment portfolio. In addition, if securities were distributed, the Acquiring Fund generally would incur brokerage commissions, capital gains or losses, and/or other charges if it converted the securities to cash.

     . participate in interfund lending among the Nations Funds Family.
       Management expects to file an exemptive application with the SEC that would permit funds in the Nations Funds Family to lend to and borrow money from each other for temporary purposes. At any particular time, the Funds may need to borrow money for temporary purposes to satisfy redemption requests, to cover unanticipated cash shortfalls such as a trade "fail" in which cash payment for a security sold by a Fund has been delayed, or for other temporary purposes. The Funds currently have a line of credit with their custodian, which is designed to cover these borrowing needs. The interfund lending arrangements are expected to reduce the Acquiring Funds' potential borrowing costs and provide the lending Acquiring Funds with the ability to earn interest on short-term lendings to other Nations Funds.

       The Funds' fundamental investment policies currently prohibit the Funds from participating in the proposed interfund lending arrangements. The Acquiring Funds, however, have adopted fundamental investment policies that will allow them to take advantage of these arrangements, assuming that the SEC issues an exemptive order.

   . With respect to the Long-Term Municipal Funds only. The primary reason for the Reorganization is that combining the Long-Term Municipal Funds with the Intermediate-Term Municipal Funds would result in corresponding Acquiring Funds with significantly larger asset size (assuming both Funds' shareholders approve the Reorganization). Because of the potential for economies of scale that could result from larger asset size, management and the Board may be able to offer Long-Term Municipal Fund shareholders a similar investment (in the Acquiring Funds) that will have lower total operating expense ratios (both before and after waivers and/or reimbursements and assuming each Fund's shareholders approve the Reorganizations).

Board Consideration

   The Board of the Trust unanimously voted to approve the Reorganization Agreement at a special meeting held on October 10, 2001. During deliberations, the Board (with the advice and assistance of independent counsel) reviewed and considered, among other things: (1) the Reorganization as part of a broader initiative to streamline the operations of the Nations Funds Family; (2) the various aspects of the Reorganization and the

Reorganization Agreement, including the fact that the Acquiring Funds will be part of a Delaware business trust that will allow the Acquiring Funds to be operated with greater flexibility; (3) the current asset levels of the Funds and the pro forma asset levels of the Acquiring Funds; (4) the investment advisory and other fees paid by the Funds, and the historical and projected expense ratios of the Funds, as compared with those of their corresponding Acquiring Funds; (5) the expected cost savings for shareholders of all of the Long-Term Municipal Funds; (6) the generally better historical performance record but heightened risk exposure of the Long-Term Municipal Funds as compared with the Intermediate-Term Municipal Funds; (7) the investment objectives and principal investment strategies of the Funds, and their relative compatibility with those of their corresponding Acquiring Funds; (8) the fact that Fund shareholders will experience no change in shareholder services; (9) the fact that the Acquiring Funds as part of Nations Funds Trust will have greater flexibility in their investment policies and will be governed under a more flexible charter document which could be amended by the Board of Nations Funds Trust without the necessity of soliciting shareholders, thereby potentially saving future costs relating to proxy solicitations on certain routine matters; (10) the anticipated tax-free nature of the exchange of shares in the Reorganization; and (11) potential benefits of the Reorganization, if any, to other persons, including BA Advisors and its affiliates (e.g., the benefit of consolidating resources within BA Advisors and its affiliates). The Board also considered that the Funds will not bear the customary expenses of the Reorganization to the extent those expenses, combined with other ongoing Fund expenses, exceed certain total expense "caps" that have been put in place. Because of these total expense caps, the Board noted that it does not expect that the Funds will bear any of the customary expenses associated with the Reorganization, such as solicitation costs. The Board also noted that the Funds, however, ordinarily bear brokerage commissions and other transaction charges, interest on borrowed money, and will bear those expenses and extraordinary expenses that may be associated with the Reorganization.

   Based upon its evaluation of the information presented to it, and in light of the fiduciary duties under federal and state law, the Board of the Trust, including all of the non-interested Trustees, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of each Fund, and that the shares of each Fund will not be diluted as a result of the Reorganization. Similarly, the Board of Trustees of Nations Funds Trust, including all of the non-interested Trustees, also evaluated the Reorganization and based upon its evaluation of the information presented to it, and in light of its fiduciary duties under federal and state law, determined that participation in the Reorganization, as contemplated by the Reorganization Agreement, was in the best interests of the Acquiring Funds and that the shares of the Acquiring Funds will not be diluted as a result of the Reorganization.

 THE BOARD OF THE TRUST UNANIMOUSLY RECOMMENDS THAT FUND SHAREHOLDERS VOTE TO
                     APPROVE THE REORGANIZATION AGREEMENT.

Comparison of Investment Management, Investment Objective and Principal Investment Strategies

   The investment objective, principal investment strategies and investment risks of the Intermediate-Term Municipal Funds and their corresponding Acquiring Funds are identical.

                     Intermediate-Term Municipal
                     Funds                               Acquiring Funds
                     ---------------------------         ---------------

Investment Objective The Funds seek high current            No change
                     income exempt from federal and
                     state income taxes* consistent with
                     moderate fluctuation of principal.

                                 Intermediate-Term Municipal
                                 Funds                                Acquiring Funds
                                 ---------------------------          ---------------

Principal Investment Strategies  The Funds normally invest at least   Under normal circumstances, the
                                 80% of their assets in investment    Funds invest at least 80% of their
                                 grade intermediate-term municipal    net assets plus investment
                                 securities. The Funds also           borrowings in securities that pay
                                 normally invest at least 80% of      interest that is generally free from
                                 their assets in securities that pay  federal income tax and state income interest that is generally free from tax.* The Fund also normally
                                 federal income tax and state         invests at least 80% of its assets in
                                 income tax.*                         investment grade intermediate-term
                                                                      municipal securities.

Average Dollar Weighted Maturity 3 to 10 years                        No change

Duration                         3 to 6 years                         No change

Income Potential                 Moderate                             No change

Risk Potential                   Moderate                             No change.

--------
* Georgia, Maryland, North Carolina, South Carolina and Virginia impose state income taxes. Tennessee imposes the Tennessee Hall Income Tax and Texas imposes no state income tax.

   The investment objective, principal investment strategies and investment risks of the Long-Term Municipal Funds and their corresponding Acquiring Funds are similar.

                                 Long-Term Municipal Funds            Acquiring Funds
                                 -------------------------            ---------------

Investment Objective             The Funds seek high current          The Funds seek high current income
                                 income exempt from federal and       exempt from federal and state
                                 state income taxes* with the         income taxes* consistent with
                                 potential for principal fluctuation  moderate fluctuation of principal.
                                 associated with investments in
                                 long-term municipal securities.

Principal Investment Strategies  The Funds normally invest at least   Under normal circumstances, the
                                 80% of their assets in investment    Funds invest at least 80% of their
                                 grade long-term municipal            net assets plus investment
                                 securities. The Funds also           borrowings in securities that pay
                                 normally invest at least 80% of      interest that is generally free from
                                 their assets in securities that pay  federal income tax and state income interest that is generally free from tax.* The Fund also normally
                                 federal income tax and state         invests at least 80% of its assets in
                                 income tax.*                         investment grade intermediate-term
                                                                      municipal securities.

Average Dollar Weighted Maturity more than 7 years                    3 to 10 years

Duration                         more than 6 years                    3 to 6 years

Income Potential                 High                                 Moderate

Risk Potential                   High                                 Moderate

--------
* Georgia, Maryland, North Carolina, South Carolina and Virginia impose state income taxes. Tennessee imposes the Tennessee Hall Income Tax and Texas imposes no state income tax.

   The foremost difference between the Long-Term Municipal Funds and their Acquiring Funds are their respective average dollar-weighted maturities and durations. The average dollar-weighted maturity is the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates. Duration is a measure of a security's or portfolio's sensitivity to changes in interest rates. The Long-Term Municipal Funds generally have an average dollar-weighted maturity of more than seven years and have a duration of more than six years. The Long-Term Municipal Funds have both a high income potential and a high risk potential as compared with the Intermediate-Term Municipal Funds. Their Acquiring Funds, which are intermediate municipal bond funds, generally have an average dollar-weighted maturity of between three and 10 years and a duration of between three and six years. The income potential and risk potential for these Acquiring Funds are moderate as compared with the Long-Term Municipal Funds. This means, among other things, that Long-Term Municipal Fund shareholders can expect to move into an Acquiring Fund that, over the long-term, may not achieve the same level of investment return as their Fund.

Comparison of Investment Policies and Restrictions

   The Acquiring Funds will have a more streamlined set of fundamental investment policies. Some of the Funds' current fundamental investment policies may limit their portfolio management team(s) from investing in a security or engaging in investment techniques (such as selling a security short) even though consistent with a Fund's investment objective and believed to be a good investment. One reason for the Reorganization is to remove these restrictions that unnecessarily hamper the portfolio management team's investment discretion. Some of these restrictions were originally put in place by the Funds as a result of the directives of various state securities commissions. Changes to federal securities laws have superseded these directives and are, accordingly, no longer necessary.

   In addition, as discussed above, the Funds currently have fundamental investment policies that prohibit them from participating in interfund lending arrangements. The Acquiring Funds, however, have fundamental investment policies that will permit them to take part in these arrangements. Another reason for the Reorganization is management's desire to have uniform investment policies for all funds in the Nations Funds Family. Uniform policies should lead to efficiencies in administering the Funds' activities, including ensuring compliance with law and internal procedures.

   The Funds and Acquiring Funds have identical non-fundamental investment policies.

   For a detailed comparison of the fundamental investment policies of the Funds and the Acquiring Funds, see Appendix C to this Proxy/Prospectus.

Comparison of Forms of Business Organization

   Federal securities laws largely govern the way that mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and a fund's governing documents fill in most of these gaps and typically create additional operational rules and restrictions that funds must follow. The Funds are series of a Massachusetts business trust. The Acquiring Funds are series of a Delaware business trust. While the differences between these two forms of organization are not extensive, one advantage of a Delaware business trust is its potential for greater flexibility. Generally, under Delaware business trust law, a mutual fund's governing instrument, called a declaration of trust, may establish the way it will operate with few state law requirements or prohibitions. Thus, mutual funds organized in Delaware generally have more flexibility in their operations and greater certainty about any operational restrictions than mutual funds organized elsewhere.

   The following discussion outlines some of the differences between the Trust (which is a Massachusetts business trust) and Nations Funds Trust (which is a Delaware business trust).

   . The Board of Trustees. The Board of Nations Funds Trust has eleven
     Trustees, ten of whom currently serve as Trustees of the Trust, with the eleventh currently serving in an advisory capacity to the Board of the Trust.

   . Governing Law. Unlike Massachusetts business trust law, the Delaware
     Business Trust Act has been specifically drafted to accommodate the unique governance needs of investment companies and provides that its policy is to give maximum freedom of contract to the trust instrument (discussed below) of a Delaware business trust. For example, Delaware law provides that, should a Delaware trust issue multiple series of shares, each series will not be liable for the debts of another series. Although remote, this is a potential risk in the case of a Massachusetts business trust, where state law does not clearly provide that one series is not liable for the debts of another.

     In addition, Delaware has obtained a favorable national reputation for its business laws and business environment. The Delaware courts, which may be called upon to interpret the Delaware Business Trust Act, are among the nation's most highly respected and have particular expertise in corporate matters. Accordingly, there is a well-established body of precedent, which may be relevant in deciding issues pertaining to a Delaware business trust, which is not the case in Massachusetts.

   . Governing Documents. Massachusetts and Delaware business trusts are governed by similar sets of documents, typically called declarations of trust and by-laws. These governing documents are generally similar, although the Declaration of Trust of Nations Funds Trust (the Delaware business trust) generally is the clearer and more flexible document. For example, it provides that Nations Funds Trust, or any series of Nations Funds Trust, may be dissolved at any time by the Board of Nations Funds Trust upon written notice to shareholders. In addition, Nations Funds Trust's Declaration of Trust, as permitted by Delaware law, provides that shareholders of series of Nations Funds Trust would be entitled to vote on mergers, acquisitions and consolidations involving such series, only to the extent required by federal securities law. Thus, by operating under Nations Funds Trust's Declaration of Trust, the Acquiring Funds will limit shareholder votes to those matters expressly required under the federal securities laws, and could save costs by not having to schedule special shareholder meetings and solicit shareholder proxies. Although shareholders of an Acquiring Fund of Nations Funds Trust may no longer have certain voting rights, it is anticipated that the Acquiring Funds would benefit from a reduction in expenses associated with potential proxy solicitations on these matters.

     In general, the attributes of a share of beneficial interest in the case of a Massachusetts business trust are comparable to those of a share of beneficial interest of a Delaware business trust such as Nations Funds Trust, i.e., shares are entitled to one vote per share held and fractional votes for fractional shares held.

   . Shareholder Liability. Under Massachusetts law, shareholders may, in certain circumstances, be held personally liable for the debts and obligations of a Massachusetts business trust. In contrast, under Delaware law, shareholders of a Delaware business trust like Nations Funds Trust are not personally liable for the debts and obligations of such trust.

Comparison of Advisory and Other Service Arrangements and Fees

   The Funds and the Acquiring Funds have the same service providers. Immediately after the Reorganization, these service providers are expected to continue to serve the Acquiring Funds in the capacities indicated below.

Service Providers for the Funds and the Acquiring Funds
-------------------------------------------------------
Investment Adviser.......... BA Advisors
Investment Sub-Adviser...... BACAP
Distributor................. Stephens Inc.
Co-Administrator............ BA Advisors
Co-Administrator............ Stephens Inc.
Sub-Administrator........... The Bank of New York

      Service Providers for the Funds and the Acquiring Funds
      -------------------------------------------------------
      Custodian.............. The Bank of New York
      Transfer Agent......... PFPC Inc.
      Sub-Transfer Agent..... Bank of America (for Primary A shares only)
      Independent Accountants PricewaterhouseCoopers LLP

Investment Advisory and Sub-Advisory Services and Fees

   BA Advisors serves as the investment adviser for each Fund and each Acquiring Fund, which pay an advisory fee, computed daily and paid monthly, to BA Advisors based on their average daily net assets. Currently the maximum advisory fee rate for each of the Intermediate-Term Municipal Funds and Intermediate-Term Municipal Funds (acquiring) is 0.40%. The maximum advisory fee rate for each of the Long-Term Municipal Funds is 0.50%./*/

   BACAP serves as the sub-adviser for each Fund and Acquiring Fund. BA Advisors pays BACAP sub-advisory fees from the investment advisory fees it receives from the Funds. Currently, BA Advisors advises over 75 mutual funds in the Nations Funds Family. BACAP, currently managing more that $125 billion, acts as investment manager for individuals, corporations and financial institutions, and is sub-adviser to private investment companies and more than 60 mutual funds in the Nations Funds Family.

   BA Advisors and the Acquiring Funds are seeking an exemptive order from the SEC that would permit BA Advisors to engage a different or additional sub-adviser for an Acquiring Fund, to continue the engagement of a sub-adviser who has experienced a change in its ownership or corporate structure or under an agreement that has materially changed, with the approval of the Board of Nations Funds Trust, but without submitting the sub-advisory change to a vote of the Acquiring Fund's shareholders, under certain circumstances. If this exemptive order is granted and the Reorganization is approved, BA Advisors or the Acquiring Funds will inform shareholders of any such sub-advisory change, which may include: (i) engaging new or additional sub-advisers, (ii) terminating or replacing one or more sub-advisers, or (iii) materially amending an existing sub-advisory agreement. Unless and until this exemptive order is granted and the proposed Reorganization is approved, consistent with applicable law, the Funds and Acquiring Funds will continue to submit any sub-advisory change to shareholders for approval.

Comparison of Purchase, Redemption, Distribution and Exchange Policies and Other Shareholder Transactions and Services

   After the Reorganization, Fund shareholders will hold shares of the same class of the Acquiring Fund that they held in each Fund. For example, a Fund shareholder who owns Investor A shares will, immediately after the Reorganization, hold Investor A shares in the corresponding Acquiring Fund. Accordingly, all of the purchase, redemption, distribution, and exchange policies as well as other shareholder transactions and services applicable to a shareholder's share class will remain unaffected and unchanged by the Reorganization. No sales charges or sales loads will be imposed in connection with the exchange of shares in the Reorganization.

Material Federal Income Tax Consequences

   As noted, the exchange of shares in the Reorganization is expected to be tax-free under federal income tax law.

   The following discussion summarizes the material federal income tax consequences of the Reorganization that are applicable to Fund shareholders. It is based on the Code, applicable Treasury Regulations, judicial
--------
* Currently, BA Advisors is under a contractual commitment to cap Fund level expenses for the Intermediate-Term Municipal Funds and Intermediate-Term Municipal Funds (acquiring) at 0.50% and Long-Term Municipal Funds at 0.60% until July 31, 2002. The waivers and/or reimbursements necessary to maintain those expense levels may come from BA Advisors's advisory fees, administration fees and/or other fees and expenses (excluding Rule 12b-1/shareholder servicing fees), at BA Advisors's discretion. After July 31, 2002, there is no guarantee that these waivers and/or reimbursements will continue.

authority, and administrative rulings and practice, all as of the date of this Proxy/Prospectus and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. A Fund shareholder's tax treatment may vary depending upon his or her particular situation. A Fund shareholder also may be subject to special rules not discussed below if they are a certain kind of shareholder, including: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor a resident of the United States or is an entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; or a person that does not hold Fund shares as a capital asset at the time of the Reorganization.

   Neither the Trust nor Nations Funds Trust has requested or will request an advance ruling from the Internal Revenue Service as to the federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service may adopt positions contrary to that discussed below and such positions could be sustained. A Fund shareholder is urged to consult with his or her own tax advisors and financial planners as to the particular tax consequences of the Reorganization to the Fund shareholder, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

   The Reorganization, with respect to each Fund and its corresponding Acquiring Fund, is intended to qualify as a "reorganization" for federal income tax purposes. In this regard, the obligation of the Funds and the Acquiring Funds to consummate the Reorganization is conditioned upon the receipt by the Trust and Nations Funds Trust of an opinion of Morrison & Foerster LLP reasonably acceptable to the Trust and Nations Funds Trust substantially to the effect that the Reorganization, with respect to each Fund and its corresponding Acquiring Fund, will be treated for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code and, in such connection, that the Fund and its corresponding Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code. Provided that the Reorganization so qualifies, the opinion will state that:

   . Neither the Funds, the Acquiring Funds nor their respective shareholders will recognize any gain or loss pursuant to the Reorganization.

   . A Fund shareholder's aggregate tax basis for the Acquiring Fund shares received pursuant to the Reorganization will equal such shareholder's aggregate tax basis in Fund shares held immediately before the Reorganization.

   . A Fund shareholder's holding period for the Acquiring Fund shares received pursuant to the Reorganization will include the period during which the Fund shares are held.

   The tax opinion of Morrison & Foerster LLP described above will be based upon facts, representations and assumptions to be set forth or referred to in the opinion and the continued accuracy and completeness of representations made by the Trust, on behalf of their respective Funds, and Nations Funds Trust, on behalf of the Acquiring Funds, which if incorrect in any material respect would jeopardize the conclusions reached by Morrison & Foerster LLP in the opinion. In addition, in the event that the Trust and/or Nations Funds Trust are unable to obtain the tax opinion, they are permitted under the Reorganization Agreement to waive the receipt of such tax opinion as a condition to their obligation to consummate the Reorganization.

   Regardless of whether the acquisition of the assets and liabilities of each Fund by the corresponding Acquiring Fund qualifies as a tax-free reorganization as described above, the sale of securities by the Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in a taxable distribution to Fund shareholders.

   Since its formation, each Fund and Acquiring Fund believes it has qualified as a separate "regulated investment company" under the Code. Accordingly, each Fund and Acquiring Fund believes it has been, and expects to continue to be, relieved of federal income tax liability on its taxable income distributions to its shareholders.

Capitalization

   The following tables show the total net assets, number of shares outstanding and net asset value per share of each Fund and Acquiring Fund. This information is generally referred to as the "capitalization." The term "pro forma capitalization" means the expected capitalization of each Acquiring Fund after it has combined with its corresponding Fund, i.e., as if the Reorganization had already occurred. The tables show several combination scenarios of the Funds. They show the possibility of one Fund approving the Reorganization but not the other (e.g., Fund A + Fund C or Fund B + Fund C). They also show the possibility of both Funds approving the Reorganization (e.g., Fund A + Fund B + Fund C).

   These capitalization tables are based on figures as of August 31, 2001. The ongoing investment performance and daily share purchase and redemption activity of the Funds and Acquiring Funds affects capitalization. Therefore, the capitalization on the Closing date may vary from the capitalization shown in the following tables.

                                                                            Net Asset Value
Fund                                       Net Assets    Shares Outstanding    Per Share
----                                     --------------- ------------------ ---------------
Georgia Municipal Bond Fund               $17,340,930.12    1,703,963.81           $10.18
(Fund A)                                     (Primary A)     (Primary A)      (Primary A)
                                           $1,867,891.78      183,555.46           $10.18
                                            (Investor A)    (Investor A)     (Investor A)
                                           $8,378,382.08      823,099.67           $10.18
                                            (Investor B)    (Investor B)     (Investor B)
                                             $263,022.90       25,853.90           $10.17
                                            (Investor C)    (Investor C)     (Investor C)

Georgia Intermediate Municipal Bond Fund $135,014,227.08   12,330,758.41           $10.95
(Fund B)                                     (Primary A)     (Primary A)      (Primary A)
                                          $12,220,579.88    1,115,986.87           $10.95
                                            (Investor A)    (Investor A)     (Investor A)
                                           $6,820,798.70      622,918.11           $10.95
                                            (Investor B)    (Investor B)     (Investor B)
                                             $904,859.03       82,631.98           $10.95
                                            (Investor C)    (Investor C)     (Investor C)

Georgia Intermediate Municipal Bond Fund              $0               0               $0
(acquiring)                                  (Primary A)     (Primary A)      (Primary A)
(Fund C)                                              $0               0               $0
                                            (Investor A)    (Investor A)     (Investor A)
                                                      $0               0               $0
                                            (Investor B)    (Investor B)     (Investor B)
                                                      $0               0               $0
                                            (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                   $17,340,930.12    1,703,963.81           $10.18
(Fund A + Fund C)                            (Primary A)     (Primary A)      (Primary A)
                                           $1,867,891.78      183,555.46           $10.18
                                            (Investor A)    (Investor A)     (Investor A)
                                           $8,378,382.08      823,099.67           $10.18
                                            (Investor B)    (Investor B)     (Investor B)
                                             $263,022.90       25,853.90           $10.17
                                            (Investor C)    (Investor C)     (Investor C)

                                                                             Net Asset Value
Fund                                        Net Assets    Shares Outstanding    Per Share
----                                      --------------- ------------------ ---------------

Pro Forma Combined Fund                   $135,014,227.08   12,330,758.41           $10.95
(Fund B + Fund C)                             (Primary A)     (Primary A)      (Primary A)
                                           $12,220,579.88    1,115,986.87           $10.95
                                             (Investor A)    (Investor A)     (Investor A)
                                            $6,820,798.70      622,918.11           $10.95
                                             (Investor B)    (Investor B)     (Investor B)
                                              $904,859.03       82,631.98           $10.95
                                             (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                   $152,355,157.20   13,914,493.88           $10.95
(Fund A + Fund B + Fund C)                    (Primary A)     (Primary A)      (Primary A)
                                           $14,088,471.66    1,286,563.28           $10.95
                                             (Investor A)    (Investor A)     (Investor A)
                                           $15,199,180.78    1,388,084.50           $10.95
                                             (Investor B)    (Investor B)     (Investor B)
                                            $1,167,881.93      106,651.30           $10.95
                                             (Investor C)    (Investor C)     (Investor C)
---------------------------------------------------------------------------------------------

Maryland Municipal Bond Fund               $21,136,761.85    2,061,386.47           $10.25
(Fund A)                                      (Primary A)     (Primary A)      (Primary A)
                                            $2,795,579.44      272,694.90           $10.25
                                             (Investor A)    (Investor A)     (Investor A)
                                           $17,907,148.10    1,746,427.34           $10.25
                                             (Investor B)    (Investor B)     (Investor B)
                                              $374,574.31       36,546.40           $10.25
                                             (Investor C)    (Investor C)     (Investor C)

Maryland Intermediate Municipal Bond Fund $177,756,772.16   15,984,468.85           $11.12
(Fund B)                                      (Primary A)     (Primary A)      (Primary A)
                                           $18,424,422.69    1,656,887.71           $11.12
                                             (Investor A)    (Investor A)     (Investor A)
                                            $5,258,837.09      472,917.99           $11.12
                                             (Investor B)    (Investor B)     (Investor B)
                                              $793,748.58       71,377.72           $11.12
                                             (Investor C)    (Investor C)     (Investor C)

Maryland Intermediate Municipal Bond Fund              $0               0               $0
(acquiring)                                   (Primary A)     (Primary A)      (Primary A)
(Fund C)                                               $0               0               $0
                                             (Investor A)    (Investor A)     (Investor A)
                                                       $0               0               $0
                                             (Investor B)    (Investor B)     (Investor B)
                                                       $0               0               $0
                                             (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                    $21,136,761.85    2,061,386.47           $10.25
(Fund A + Fund C)                             (Primary A)     (Primary A)      (Primary A)
                                            $2,795,579.44      272,694.90           $10.25
                                             (Investor A)    (Investor A)     (Investor A)
                                           $17,907,148.10    1,746,427.34           $10.25
                                             (Investor B)    (Investor B)     (Investor B)
                                              $374,574.31       36,546.40           $10.25
                                             (Investor C)    (Investor C)     (Investor C)

                                                                 Net Asset Value
Fund                            Net Assets    Shares Outstanding    Per Share
----                          --------------- ------------------ ---------------

Pro Forma Combined Fund       $177,756,772.16   15,984,468.85           $11.12
(Fund B + Fund C)                 (Primary A)     (Primary A)      (Primary A)
                               $18,424,422.69    1,656,887.71           $11.12
                                 (Investor A)    (Investor A)     (Investor A)
                                $5,258,837.09      472,917.99           $11.12
                                 (Investor B)    (Investor B)     (Investor B)
                                  $793,748.58       71,377.72           $11.12
                                 (Investor C)    (Investor C)     (Investor C)
---------------------------------------------------------------------------------

Pro Forma Combined Fund       $198,893,534.01   17,885,155.43           $11.12
(Fund A + Fund B + Fund C)        (Primary A)     (Primary A)      (Primary A)
                               $21,220,002.13    1,908,291.04           $11.12
                                 (Investor A)    (Investor A)     (Investor A)
                               $23,165,985.19    2,083,276.39           $11.12
                                 (Investor B)    (Investor B)     (Investor B)
                                $1,168,322.89      105,061.26           $11.12
                                 (Investor C)    (Investor C)     (Investor C)

North Carolina Municipal Bond  $22,818,829.03    2,251,777.25           $10.13
 Fund                             (Primary A)     (Primary A)      (Primary A)
(Fund A)                        $3,103,805.56      306,372.14           $10.13
                                 (Investor A)    (Investor A)     (Investor A)
                               $16,356,279.12    1,614,044.61           $10.13
                                 (Investor B)    (Investor B)     (Investor B)
                                  $182,173.97       17,981.57           $10.13
                                 (Investor C)    (Investor C)     (Investor C)

North Carolina Intermediate   $183,543,944.01   17,149,858.43           $10.70
 Municipal Bond Fund              (Primary A)     (Primary A)      (Primary A)
(Fund B)                       $11,648,893.07    1,088,393.30           $10.70
                                 (Investor A)    (Investor A)     (Investor A)
                                $5,506,397.03      514,520.05           $10.70
                                 (Investor B)    (Investor B)     (Investor B)
                                  $113,920.31       10,642.90           $10.70
                                 (Investor C)    (Investor C)     (Investor C)

North Carolina Intermediate                $0               0               $0
 Municipal Bond Fund              (Primary A)     (Primary A)      (Primary A)
(acquiring) (Fund C)                       $0               0               $0
                                 (Investor A)    (Investor A)     (Investor A)
                                           $0               0               $0
                                 (Investor B)    (Investor B)     (Investor B)
                                           $0               0               $0
                                 (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund        $22,818,829.03    2,251,777.25           $10.13
(Fund A + Fund C)                 (Primary A)     (Primary A)      (Primary A)
                                $3,103,805.56      306,372.14           $10.13
                                 (Investor A)    (Investor A)     (Investor A)
                               $16,356,279.12    1,614,044.61           $10.13
                                 (Investor B)    (Investor B)     (Investor B)
                                  $182,173.97       17,981.57           $10.13
                                 (Investor C)    (Investor C)     (Investor C)

                                                                                   Net Asset Value
Fund                                              Net Assets    Shares Outstanding    Per Share
----                                            --------------- ------------------ ---------------

Pro Forma Combined Fund                         $183,543,944.01   17,149,858.43           $10.70
(Fund B + Fund C)                                   (Primary A)     (Primary A)      (Primary A)
                                                 $11,648,893.07    1,088,393.30           $10.70
                                                   (Investor A)    (Investor A)     (Investor A)
                                                  $5,506,397.03      514,520.05           $10.70
                                                   (Investor B)    (Investor B)     (Investor B)
                                                    $113,920.31       10,642.90           $10.70
                                                   (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                         $206,362,773.04   19,281,989.18           $10.70
(Fund A + Fund B + Fund C)                          (Primary A)     (Primary A)      (Primary A)
                                                 $14,752,698.63    1,378,391.77           $10.70
                                                   (Investor A)    (Investor A)     (Investor A)
                                                 $21,862,676.15    2,042,857.64           $10.70
                                                   (Investor B)    (Investor B)     (Investor B)
                                                    $296,094.28       27,662.34           $10.70
                                                   (Investor C)    (Investor C)     (Investor C)
---------------------------------------------------------------------------------------------------

South Carolina Municipal Bond Fund               $19,917,463.51    1,896,606.46           $10.50
(Fund A)                                            (Primary A)     (Primary A)      (Primary A)
                                                  $1,598,591.64      152,331.77           $10.49
                                                   (Investor A)    (Investor A)     (Investor A)
                                                  $8,147,580.59      776,037.12           $10.50
                                                   (Investor B)    (Investor B)     (Investor B)
                                                    $167,759.23       15,977.99           $10.50
                                                   (Investor C)    (Investor C)     (Investor C)

South Carolina Intermediate Municipal Bond Fund $223,657,894.25   20,802,006.86           $10.75
(Fund B)                                            (Primary A)     (Primary A)      (Primary A)
                                                 $16,820,698.66    1,564,715.98           $10.75
                                                   (Investor A)    (Investor A)     (Investor A)
                                                  $7,387,922.53      687,141.50           $10.75
                                                   (Investor B)    (Investor B)     (Investor B)
                                                  $2,911,224.99      270,698.57           $10.75
                                                   (Investor C)    (Investor C)     (Investor C)

South Carolina Intermediate Municipal Bond Fund              $0               0               $0
(acquiring)                                         (Primary A)     (Primary A)      (Primary A)
(Fund C)                                                     $0               0               $0
                                                   (Investor A)    (Investor A)     (Investor A)
                                                             $0               0               $0
                                                   (Investor B)    (Investor B)     (Investor B)
                                                             $0               0               $0
                                                   (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                          $19,917,463.51    1,896,606.46           $10.50
(Fund A + Fund C)                                   (Primary A)     (Primary A)      (Primary A)
                                                  $1,598,591.64      152,331.77           $10.49
                                                   (Investor A)    (Investor A)     (Investor A)
                                                  $8,417,580.59      776,037.12           $10.50
                                                   (Investor B)    (Investor B)     (Investor B)
                                                    $167,759.23       15,977.99           $10.50
                                                   (Investor C)    (Investor C)     (Investor C)

                                                                               Net Asset Value
Fund                                          Net Assets    Shares Outstanding    Per Share
----                                       ---------------- ------------------ ---------------

Pro Forma Combined Fund                     $223,657,894.25   20,802,006.86           $10.75
(Fund B + Fund C)                               (Primary A)     (Primary A)      (Primary A)
                                             $16,820,698.66    1,564,715.98           $10.75
                                               (Investor A)    (Investor A)     (Investor A)
                                              $7,387,922.53      687,141.50           $10.75
                                               (Investor B)    (Investor B)     (Investor B)
                                              $2,911,224.99      270,698.57           $10.75
                                               (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                     $243,575,357.76   22,654,493.28           $10.75
(Fund A + Fund B + Fund C)                      (Primary A)     (Primary A)      (Primary A)
                                             $18,419,290.30    1,713,422.16           $10.75
                                               (Investor A)    (Investor A)     (Investor A)
                                             $15,535,503.12    1,444,937.85           $10.75
                                               (Investor B)    (Investor B)     (Investor B)
                                              $3,078,984.22      286,297,56           $10.75
                                               (Investor C)    (Investor C)     (Investor C)
-----------------------------------------------------------------------------------------------

Tennessee Municipal Bond Fund                 $4,672,538.39      448,916.47           $10.41
(Fund A)                                        (Primary A)     (Primary A)      (Primary A)
                                              $1,839,990.02      176,743.49           $10.41
                                               (Investor A)    (Investor A)     (Investor A)
                                               3,106,945.69      298,497.13           $10.41
                                               (Investor B)    (Investor B)     (Investor B)
                                                $243,276.33       23,371.15           $10.41
                                               (Investor C)    (Investor C)     (Investor C)

Tennessee Intermediate Municipal Bond Fund $  40,800,560.80    3,884,427.48           $10.50
(Fund B)                                        (Primary A)     (Primary A)      (Primary A)
                                           $   8,520,828.66      811,265.08           $10.50
                                               (Investor A)    (Investor A)     (Investor A)
                                           $   1,369,725.86      130,392.88           $10.50
                                               (Investor B)    (Investor B)     (Investor B)
                                           $       2,910.42          278.32           $10.46
                                               (Investor C)    (Investor C)     (Investor C)

Tennessee Intermediate Municipal Bond Fund $              0               0               $0
(acquiring)                                     (Primary A)     (Primary A)      (Primary A)
(Fund C)                                   $              0               0               $0
                                               (Investor A)    (Investor A)     (Investor A)
                                           $              0               0               $0
                                               (Investor B)    (Investor B)     (Investor B)
                                           $              0               0               $0
                                               (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                       $4,672,538.39      448,916.47           $10.41
(Fund A + Fund C)                               (Primary A)     (Primary A)      (Primary A)
                                              $1,839,990.02      176,743.49           $10.41
                                               (Investor A)    (Investor A)     (Investor A)
                                               3,106,945.69      298,497.13           $10.41
                                               (Investor B)    (Investor B)     (Investor B)
                                                $243,276.33       23,371.15           $10.41
                                               (Investor C)    (Investor C)     (Investor C)

                                                                          Net Asset Value
Fund                                     Net Assets    Shares Outstanding    Per Share
----                                   --------------- ------------------ ---------------

Pro Forma Combined Fund                 $40,800,560.80    3,884,427.48           $10.50
(Fund B + Fund C)                          (Primary A)     (Primary A)      (Primary A)
                                         $8,520,828.66      811,265.08           $10.50
                                          (Investor A)    (Investor A)     (Investor A)
                                         $1,369,725.86      130,392.88           $10.50
                                          (Investor B)    (Investor B)     (Investor B)
                                             $2,910.42          278.32           $10.46
                                          (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                 $45,473,099.19    4,329,277.65           $10.50
(Fund A + Fund B + Fund C)                 (Primary A)     (Primary A)      (Primary A)
                                        $10,360,818.68      986,449.88           $10.50
                                          (Investor A)    (Investor A)     (Investor A)
                                         $4,476,671.55      426,162.72           $10.50
                                          (Investor B)    (Investor B)     (Investor B)
                                           $246,186.75       23,542.55           $10.46
                                          (Investor C)    (Investor C)     (Investor C)
------------------------------------------------------------------------------------------

Texas Municipal Bond Fund                $8,354,234.53      818,256.87           $10.21
(Fund A)                                   (Primary A)     (Primary A)      (Primary A)
                                           $553,535,32       54,216.30           $10.21
                                          (Investor A)    (Investor A)     (Investor A)
                                         $5,153,722.14      504,760.24           $10.21
                                          (Investor B)    (Investor B)     (Investor B)
                                             $4,489.19          435.37           $10.31
                                          (Investor C)    (Investor C)     (Investor C)

Texas Intermediate Municipal Bond Fund $282,718,894.62   27,073,098.14           $10.44
(Fund B)                                   (Primary A)     (Primary A)      (Primary A)
                                         $6,548,980.09      627,203.16           $10.44
                                          (Investor A)    (Investor A)     (Investor A)
                                         $2,049,541.19      196,275.86           $10.44
                                          (Investor B)    (Investor B)     (Investor B)
                                             $2,867.32          274.59           $10.44
                                          (Investor C)    (Investor C)     (Investor C)

Texas Intermediate Municipal Bond Fund              $0               0               $0
(acquiring) (Fund C)                       (Primary A)     (Primary A)      (Primary A)
                                                    $0               0               $0
                                          (Investor A)    (Investor A)     (Investor A)
                                                    $0               0               $0
                                          (Investor B)    (Investor B)     (Investor B)
                                                    $0               0               $0
                                          (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                  $8,354,234.53      818,256.87           $10.21
(Fund A + Fund C)                          (Primary A)     (Primary A)      (Primary A)
                                           $553,535,32       54,216.30           $10.21
                                          (Investor A)    (Investor A)     (Investor A)
                                         $5,153,722.14      504,760.24           $10.21
                                          (Investor B)    (Investor B)     (Investor B)
                                             $4,489.19          435.37           $10.31
                                          (Investor C)    (Investor C)     (Investor C)

                                                                             Net Asset Value
Fund                                        Net Assets    Shares Outstanding    Per Share
----                                      --------------- ------------------ ---------------

Pro Forma Combined Fund                   $282,718,894.62   27,073,098.14           $10.44
(Fund B + Fund C)                             (Primary A)     (Primary A)      (Primary A)
                                            $6,548,980.09      627,203.16           $10.44
                                             (Investor A)    (Investor A)     (Investor A)
                                            $2,049,541.19      196,275.86           $10.44
                                             (Investor B)    (Investor B)     (Investor B)
                                                $2,867.32          274.59           $10.44
                                             (Investor C)    (Investor C)     (Investor C)

Pro Forma Combined Fund                   $291,073,129.15   27,873,097.77           $10.44
(Fund A + Fund B + Fund C)                    (Primary A)     (Primary A)      (Primary A)
                                            $7,102,515.41      680,215.86           $10.44
                                             (Investor A)    (Investor A)     (Investor A)
                                            $7,203,263.33      689,825.95           $10.44
                                             (Investor B)    (Investor B)     (Investor B)
                                                $7,356.51          704.50           $10.44
                                             (Investor C)    (Investor C)     (Investor C)
---------------------------------------------------------------------------------------------

Virginia Municipal Bond Fund               $24,405,484.15    2,442,485.88            $9.99
(Fund A)                                      (Primary A)     (Primary A)      (Primary A)
                                              $947,188.30       94,892.72            $9.98
                                             (Investor A)    (Investor A)     (Investor A)
                                           $10,555,849.41    1,056,438.45            $9.99
                                             (Investor B)    (Investor B)     (Investor B)
                                               $56,462.16        5,651.75            $9.99
                                             (Investor C)    (Investor C)     (Investor C)

Virginia Intermediate Municipal Bond Fund $255,868,867.83   23,199,277.67           $11.03
(Fund B)                                      (Primary A)     (Primary A)      (Primary A)
                                           $44,127,009.86    4,000,847.38           $11.03
                                             (Investor A)    (Investor A)     (Investor A)
                                            $8,751,214.03      793,509.25           $11.03
                                             (Investor B)    (Investor B)     (Investor B)
                                              $670,072.55       60,757.61           $11.03
                                             (Investor C)    (Investor C)     (Investor C)

Virginia Intermediate Municipal Bond Fund              $0               0               $0
(acquiring)                                   (Primary A)     (Primary A)      (Primary A)
(Fund C)                                               $0               0               $0
                                             (Investor A)    (Investor A)     (Investor A)
                                                       $0               0               $0
                                             (Investor B)    (Investor B)     (Investor B)
                                                       $0               0               $0
                                             (Investor C)     Investor C)     (Investor C)

Pro Forma Combined Fund                    $24,405,484.15    2,442,485.88            $9.99
(Fund A + Fund C)                             (Primary A)     (Primary A)      (Primary A)
                                              $947,188.30       94,892.72            $9.98
                                             (Investor A)    (Investor A)     (Investor A)
                                           $10,555,849.41    1,056,438.45            $9.99
                                             (Investor B)    (Investor B)     (Investor B)
                                               $56,462.16        5,651.75            $9.99
                                             (Investor C)    (Investor C)     (Investor C)

                                                               Net Asset Value
 Fund                         Net Assets    Shares Outstanding    Per Share
 ----                       --------------- ------------------ ---------------

 Pro Forma Combined Fund    $255,868,867.83   23,199,277.67           $11.03
 (Fund B + Fund C)              (Primary A)     (Primary A)      (Primary A)
                             $44,127,009.86    4,000,847.38           $11.03
                               (Investor A)    (Investor A)     (Investor A)
                              $8,751,214.03      793,509.25           $11.03
                               (Investor B)    (Investor B)     (Investor B)
                                $670,072.55       60,757.61           $11.03
                               (Investor C)    (Investor C)     (Investor C)

 Pro Forma Combined Fund    $280,274,351.98   25,412,089.29           $11.03
 (Fund A + Fund B + Fund C)     (Primary A)     (Primary A)      (Primary A)
                             $45,074,198.16    4,086,725.75           $11.03
                               (Investor A)    (Investor A)     (Investor A)
                             $19,307,063.44    1,750,652.35           $11.03
                               (Investor B)    (Investor B)     (Investor B)
                                $726,534.71       65,877.21           $11.03
                               (Investor C)    (Investor C)     (Investor C)

                                VOTING MATTERS

General Information

   This Proxy/Prospectus is being furnished in connection with the solicitation of proxies for the Meetings by the Trust's Board. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the Trust also may solicit proxies by telephone or otherwise. Shareholders may submit their proxy: (1) by mail, by marking, signing, dating and returning the enclosed proxy ballot(s) in the enclosed postage-paid envelope; (2) by phone at the toll-free number on the proxy ballot(s); or (3) by on-line voting at www.proxyvote.com. Any shareholder submitting a proxy may revoke it at any time before it is exercised at the Meetings by submitting to the Trust a written notice of revocation addressed to the Trust at the address shown on the cover page of this Proxy/Prospectus, by submitting a subsequently executed proxy or by attending the Meetings and voting in person.

   Only shareholders of record at the close of business on December 27, 2001 will be entitled to vote at the Meetings. On that date the following were the number shares outstanding and entitled to vote for each Fund. Each whole and fractional share of a Fund is entitled to a whole or fractional vote.

Georgia Intermediate Municipal Bond Fund....... 14,037,766.117 shares
Georgia Municipal Bond Fund....................  2,694,237.283 shares
Maryland Intermediate Municipal Bond Fund...... 18,650,455.077 shares
Maryland Municipal Bond Fund...................  4,116,516.409 shares
North Carolina Intermediate Municipal Bond Fund 18,862,837.466 shares
North Carolina Municipal Bond Fund.............  4,158,103.269 shares
South Carolina Intermediate Municipal Bond Fund 22,930,474.294 shares
South Carolina Municipal Bond Fund.............  2,689,624.136 shares
Tennessee Intermediate Municipal Bond Fund.....  4,958,356.923 shares
Tennessee Municipal Bond Fund..................    930,075.147 shares
Texas Intermediate Municipal Bond Fund......... 27,122,036.265 shares
Texas Municipal Bond Fund......................  1,373,377.232 shares
Virginia Intermediate Municipal Bond Fund:..... 26,694,891.799 shares
Virginia Municipal Bond Fund:..................  3,528,124.504 shares

   If the accompanying proxy ballot(s) is executed and returned in time for the Meetings, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the Meetings.

Quorum

   A quorum is constituted with respect to a Fund by the presence in person or by proxy of the holders of more than one-half of the outstanding shares of the Fund entitled to vote at the Meetings. For purposes of determining the presence of a quorum for transacting business at the Meetings, abstentions will be treated as shares that are present at the Meetings but which have not been voted. Accordingly, abstentions will have the effect of a "no" vote for purposes of obtaining the requisite approvals of the Reorganization Agreement. Broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated the same as abstentions. In certain circumstances, brokers or nominees that are members of the New York Stock Exchange may vote the shares of beneficial owners who do not otherwise submit voting instructions to their broker or nominee.

   In the event that a quorum is not present at the Meetings, or in the event that a quorum is present at the Meetings but sufficient votes to approve the Reorganization Agreement are not received by a Fund, one or more adjournment(s) may be proposed under Massachusetts law and the Trust's Declaration of Trust to permit further solicitation of proxies for a reasonable period in order to obtain a requisite vote. Any such adjournment(s) will require the affirmative vote of a majority of those shares affected by the adjournment(s) that are represented at the Meetings in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the particular proposal for which a quorum exists in favor of such adjournment(s), and will vote those proxies required to be voted AGAINST such proposal against any adjournment(s).

Shareholder Approval

   The Reorganization Agreement is being submitted for approval at the Meetings by each respective Fund's shareholders pursuant to the Trust's Declaration of Trust, and was unanimously approved and recommended by the Trust's Board at special meetings held on October 10, 2001. The Reorganization Agreement, which contemplates the dissolution of the Trust, must be approved by the affirmative vote of a majority of the outstanding shares of a Fund.

   The Reorganization of any Fund is not conditioned upon the Reorganization of any other Fund. Accordingly, it is possible that one or more Fund(s)' shareholders will not approve the Reorganization and such Fund(s) will not be reorganized. In this event, the Board(s) will consider what further action is appropriate.

   A vote of the shareholders of the Acquiring Funds is not being solicited, since their approval or consent is not necessary for the Reorganization.

Principal Shareholders

   The table below shows the name, address and share ownership of each person known to the Trust to have ownership with respect to 5% or more of a class of a Fund as of December 4, 2001. Each shareholder is known to own as of record the shares indicated below. Any shareholder known to the Trust to own such shares beneficially is designated by an asterisk.

                                                                      Percentage   Percentage of
                                            Total Shares/ Percentage    of Fund      Fund Post
Fund                 Name and Address           Class      of Class  (All Classes)    Closing
Georgia Intermediate NFSC FEBO # W14-004162   69,425.93      5.61%       0.49%         0.85%
 Municipal Bond      ALICE HINTON RAY        Investor A
 Fund                P O BOX 415
                     DACULA GA 30019

                                                                      Percentage   Percentage of
                                            Total Shares/ Percentage    of Fund      Fund Post
Fund              Name and Address              Class      of Class  (All Classes)    Closing

                  WACHOVIA BANK NA CO-TTEE      66,436.25    5.37%        0.47%         0.40%
                  OF LSW-S                     Investor A
                  P O BOX 3073
                  301 N MAIN ST MC NC-31057
                  WINSTON-SALEM NC 27150

                  WACHOVIA SECURITIES, INC.    164,129.53   13.28%        1.17%         0.98%
                  FBO 402-08416-17             Investor A
                  P.O. BOX 1220
                  CHARLOTTE, NC 28201-1220

                  NFSC FEBO # W14-086592        78,319.28    6.33%        0.56%         0.47%
                  JAMES T WILLOUGHBY           Investor A
                  451 CHESTNUT HILL RD
                  MARIETTA GA 30064

                  NFSC FEBO # W14-095494        68,036.84    5.50%        0.48%         0.41%
                  BRAD WEITZ TTEE              Investor A
                  SANDY WEITZ TRUST
                  U/A 12/30/92
                  3100 ARDEN RD NW
                  ATLANTA GA 30305

                  WACHOVIA SECURITIES, INC      32,890.61    5.31%        0.23%         0.20%
                  FBO 564-70080-19             Investor B
                  P.O. BOX 1220
                  CHARLOTTE, NC 28201-1220

                  WACHOVIA SECURITIES, INC.    254,882.29   41.19%        1.81%         1.52%
                  FBO 564-70081-18             Investor B
                  P.O. BOX 1220
                  CHARLOTTE, NC 28201-1220

                  NFSC FEBO # W14-652571        51,822.33   48.32%        0.37%         0.31%
                  LETTY C CAGLE                Investor C
                  DOUGLAS CAGLE
                  APT 318 8592 ROSWELL RD
                  ATLANTA GA 30350

                  PAINEWEBBER FOR THE           17,929.25   16.71%        0.13%         0.11%
                  BENEFIT OF KAY S COLLINS     Investor C
                  1512 NORTH CHENEY DR
                  VIDALIA GA 30474-4322

                  NFSC FEBO # W14-005215        18,192.44   16.96%        0.13%         0.11%
                  ROBERT NETOLICKA             Investor C
                  MARIA D KITTEL NETOLICKA
                  340 PINE VALLEY ROAD
                  MARIETTA GA 30067

                  BANK OF AMERICA NA        12,128,349.73   99.98%       86.14%        82.44%
                  ATTN TONY FARRER              Primary A
                  TX1-945-08-18 411
                  NORTH AKARD ST
                  DALLAS TX 75201-3307

Georgia Municipal NFSC FEBO # W14-004162        73,990.75   43.13%        2.73%         0.85%
 Bond Fund        ALICE HINTON RAY             Investor A
                  P O BOX 415
                  DACULA GA 30019

                                                                     Percentage   Percentage of
                                           Total Shares/ Percentage    of Fund      Fund Post
Fund            Name and Address               Class      of Class  (All Classes)    Closing

                NFSC FEBO # W14-725382        28,016.40    16.33%        1.03%         0.17%
                EDD PRICE                    Investor A
                LYNN PRICE
                AAA TANK TESTERS
                PO BOX 789
                BRAZELTON GA 30517

                NFSC FEBO # W14-749877        30,509.61    17.78%        1.13%         0.18%
                HUNTER R HUGHES III          Investor A
                C/O ROGERS & HARDIN
                229 PEACHTREE ST NW
                2700 INTERNATIONAL TOWER
                ATLANTA GA 30350

                NFSC FEBO # X09-188107        11,389.75     6.64%        0.42%         0.07%
                GERTRUDE P ALTFATER          Investor A
                8592 ROSWELL RD APT 422
                ATLANTA GA 30350-1889

                MERRILL LYNCH, PIERCE,         6,423.32    24.69%        0.24%         0.04%
                FENNER & SMITH INC FOR THE   Investor C
                SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTENTION: SERVICE TEAM
                4800 DEER LAKE DRIVE EAST
                3 RD FLOOR
                JACKSONVILLE FL 32246

                AUREATHA W FLOWERS             1,362.75     5.23%        0.05%         0.01%
                4 MIDDLE PLANTATION RD NW    Investor C
                ATLANTA GA 30318

                MORGAN KEEGAN &                8,904.59    34.23%        0.33%         0.05%
                COMPANY, INC.                Investor C
                FBO JUANITA G. BINION
                5814 PARK CENTRAL AVE.
                NORCROSS GA 30092

                MORGAN KEEGAN &                8,904.59    34.23%        0.33%         0.05%
                COMPANY, INC.                Investor C
                FBO RICHARD BINION JR.
                5814 PARK CENTRAL AVE.
                NORCROSS GA 30092

                BANK OF AMERICA NA         1,712,817.25    99.98%       63.23%        82.44%
                ATTN TONY FARRER              Primary A
                TX1-945-08-18
                411 NORTH AKARD ST
                DALLAS TX 75201-3307

Maryland        NFSC FEBO # W13-061581       350,490.02    21.38%        1.89%         1.55%
 Intermediate   ROBERT GLADSTONE             Investor A
 Municipal Bond LESLIE GLADSTONE
 Fund           2468 BELMONT RD NW
                WASHINGTON DC 20008

                NFSC FEBO # W38-007404        91,221.33     5.56%        0.49%         0.40%
                VINCENT L SALVATORI          Investor A
                CAROL H SALVATORI
                2652 GREENBRIAR RD
                ANNAPOLIS MD 21401

                                                                         Percentage   Percentage of
                                               Total Shares/ Percentage    of Fund      Fund Post
Fund               Name and Address                Class      of Class  (All Classes)    Closing

                   NFSC FEBO # W38-697320          26,783.98    5.51%        0.14%         0.12%
                   CORNELIUS R LOVE III           Investor B
                   600 CORNELIUS POINT RD
                   STEVENSVILLE MD 21666

                   PRUDENTIAL SECURITIES INC.      27,162.88    5.59%        0.15%         0.12%
                   FBO                            Investor B
                   MS LAUREL R G MORENO TTEE
                   MIRO GUDELSKY TRUST
                   UA DTD 10/14/91
                   FBO MIRO GUDELSKY
                   POTOMAC MD 20854-1334

                   NFSC FEBO # W13-776971           9,391.68    8.10%        0.05%         0.04%
                   ELIZABETH W NICHOLSON          Investor C
                   408 GREAT FALLS ROAD
                   ROCKVILLE MD 20850

                   NFSC FEBO # W38-636932          45,331.82   39.10%        0.24%         0.20%
                   JOSEPH J HOCK III              Investor C
                   GLORIA D HOCK
                   1342 ASTER DR
                   GLEN BURNIE MD 21061

                   NFSC FEBO # W38-081264          45,495.91   39.24%        0.25%         0.20%
                   DOUGLAS S GOODWIN              Investor C
                   REVOCABLE TRUS
                   DOUGLAS S GOODWIN
                   U/A 02/09/01
                   2224 CREST ROAD
                   BALTIMORE MD 21209

                   BANK OF AMERICA NA          16,241,752.54   99.72%       87.66%        80.48%
                   ATTN TONY FARRER                Primary A
                   TX1-945-08-18 411
                   NORTH AKARD ST
                   DALLAS TX 75201-3307

Maryland Municipal NFSC FEBO # W13-640379          75,583.09   24.20%        1.83%         0.33%
 Bond Fund         CAROL C CHILDS                 Investor A
                   PETER W HOUSE
                   4210 LEEWARD PL
                   BETHESDA MD 20816

                   NFSC FEBO # W38-052230          23,877.39    7.64%        0.58%         0.11%
                   ANNA CIMINI                    Investor A
                   TOD ANGELO R CIMINI
                   TOD ROBERT D CIMINI
                   10410 FRANK TIPPETT RD
                   CHELTENHAM MD 20623

                   NFSC FEBO # W13-094960          23,664.72    7.57%        0.57%         0.10%
                   BESS H TURETSKY                Investor A
                   RITA L LEGGETT
                   11220 WOODSON AVE
                   KENSINGTON MD 20895

                   FIRST SOUTHWEST COMPANY         17,031.43    5.45%        0.41%         0.08%
                   FBO KAREN M DRAKE              Investor A
                   #25400676
                   1700 PACIFIC AVE. SUITE 500
                   DALLAS, TX 75201

                                                                          Percentage   Percentage of
                                                Total Shares/ Percentage    of Fund      Fund Post
Fund            Name and Address                    Class      of Class  (All Classes)    Closing

                NFSC FEBO # W13-105503             17,773.33     5.69%        0.43%         0.08%
                BIRCH E BAYH                      Investor A
                KATHERINE H BAYH
                3805 BLACKTHORN STREET
                CHEVY CHASE MD 20815

                FIRST SOUTHWEST COMPANY            30,994.58     9.92%        0.75%         0.14%
                FBO BARRY P DRAKE                 Investor A
                25402246
                1700 PACIFIC AVE. SUITE 500
                DALLAS, TX 75201-4652

                MERRILL LYNCH, PIERCE,              4,061.31    10.44%        0.10%         0.02%
                FENNER & SMITH INC FOR THE SOLE   Investor C
                BENEFIT OF ITS CUSTOMERS
                ATTENTION: SERVICE TEAM
                4800 DEER LAKE DRIVE EAST
                3RD FLOOR
                JACKSONVILLE FL 32246

                NFSC FEBO # W38-028541             22,434.56    57.67%        0.54%         0.10%
                ELIZABETH GREGORY                 Investor C
                PO BOX 2327
                OCEAN CITY MD 21843

                NFSC FEBO # W38-077046              5,004.89    12.86%        0.12%         0.02%
                MARY H SEMEL                      Investor C
                TOD PETER M SEMEL
                TOD HILARY SEMEL
                3704 N CHARLES STREET
                UNIT 904
                BALTIMORE MD 21218

                NFSC FEBO # W38-079847              1,956.17     5.02%        0.05%         0.01%
                JOSEPH C DUBAY                    Investor C
                ANNE DUBAY
                20 LOCUST DR
                BALTIMORE MD 21228

                BANK OF AMERICA NA              1,994,338.99    99.98%       48.27%        80.48%
                ATTN TONY FARRER                   Primary A
                TX1-945-08-18
                411 NORTH AKARD ST
                DALLAS TX 75201-3307

North Carolina  NFSC FEBO # W16-714542             75,683.64     7.13%        0.40%         0.33%
 Intermediate   W FRANK DOWD JR                   Investor A
 Municipal Bond P O BOX 35430
 Fund           CHARLOTTE NC 28235

                NFSC FEBO # W26-656267             66,382.28     6.25%        0.35%         0.29%
                EILEEN M FRIARS                   Investor A
                3516 FOXCROFT ROAD
                CHARLOTTE NC 28211

                NFSC FEBO # X68-061336            105,952.78     9.98%        0.56%         0.46%
                JULIA E CLARK                     Investor A
                4600 TROY'S MTN LN
                DURHAM NC 27705

                ARROW & CO                        102,754.45     9.68%        0.54%         0.45%
                PO BOX 30010                      Investor A
                DURHAM NC 27702-3010

                                                                    Percentage   Percentage of
                                          Total Shares/ Percentage    of Fund      Fund Post
Fund            Name and Address              Class      of Class  (All Classes)    Closing

                NFSC FEBO # W27-002879        38,667.29    7.13%        0.20%         0.17%
                JACK CARTWRIGHT              Investor B
                1040 CANTERING RD
                HIGH POINT NC 27262

                NFSC FEBO # W27-706680         6,537.93   27.94%        0.03%         0.03%
                HAZEL A D'ORANGE             Investor C
                2551 BATTERY PLACE
                WILMINGTON NC 28403

                NFSC FEBO # W27-734004         2,553.03   10.91%        0.01%         0.01%
                BARBARA B COYNER             Investor C
                513 LAKE BOONE TRAIL
                RALEIGH NC 27608

                WACHOVIA SECURITIES, INC.      4,672.90   19.97%        0.02%         0.02%
                FBO 205-04678-16             Investor C
                P.O. BOX 1220
                CHARLOTTE, NC 28201-1220

                WACHOVIA SECURITIES, INC.      1,191.71    5.09%        0.01%         0.01%
                FBO 205-05103-18             Investor C
                P.O. BOX 1220
                CHARLOTTE, NC 28201-1220

                NFSC FEBO # W17-664693         1,461.00    6.24%        0.01%         0.01%
                KAREN H BIRD                 Investor C
                DONALD A BIRD
                PO BOX 636
                ELLENBORO NC 28040

                DONALDSON LUFKIN               3,101.23   13.25%        0.02%         0.01%
                JENRETTE SECURITIES          Investor C
                CORPORATION INC.
                P. O. BOX 2052
                JERSEY CITY NJ 07303-9998

                DONALDSON LUFKIN               1,417.77    6.06%        0.01%         0.01%
                JENRETTE SECURITIES          Investor C
                CORPORATION INC.
                P. O. BOX 2052
                JERSEY CITY NJ 07303-9998

                BANK OF AMERICA NA        17,275,869.08   99.84%       91.27%        84.53%
                ATTN TONY FARRER              Primary A
                TX1-945-08-18
                411 NORTH AKARD ST
                DALLAS TX 75201-3307

North Carolina  NFSC FEBO # 679-149853        27,417.63    7.98%        0.67%         0.12%
 Municipal Bond MICHAEL T VOWELL             Investor A
 Fund           CATHERINE L VOWELL
                19025 PENINSULA POINT RD
                CORNELIUS NC 28031

                NFSC FEBO # W16-038083        28,511.19    8.30%        0.69%         0.12%
                RICHARD B PRIORY             Investor A
                JOAN E PRIORY
                3520 PROVIDENCE ROAD
                CHARLOTTE NC 28211

                                                                     Percentage   Percentage of
                                           Total Shares/ Percentage    of Fund      Fund Post
Fund            Name and Address               Class      of Class  (All Classes)    Closing

                NFSC FEBO # 579-276618        40,112.26    11.68%        0.97%         0.17%
                GEORGE C BOWER JR TTEE       Investor A
                JAMES R BRASWELL MARITAL
                TRUST
                FBO BRONNIE L BRASWELL
                300 E WADE ST
                WADESBORO NC 28170-2231

                RITA B GOURLAY &                 997.22     5.19%        0.02%         0.00%
                THOMAS A GOURLAY JTWROS      Investor C
                2771 LONG BAY DR SE
                SOUTHPORT NC 28461

                MERRILL LYNCH, PIERCE,         3,271.90    17.04%        0.08%         0.01%
                FENNER & SMITH INC FOR THE   Investor C
                SOLE BENEFIT OF ITS
                CUSTOMERS
                ATTENTION: SERVICE TEAM
                4800 DEER LAKE DRIVE EAST
                3RD FLOOR
                JACKSONVILLE FL 32246

                NFSC FEBO # W16-699632         2,860.98    14.90%        0.07%         0.01%
                JOHN R TAYLOR                Investor C
                EDNA H TAYLOR
                802 HIDDEN CREEK CIR
                SALISBURY NC 28147

                NFSC FEBO # NC4-157236         2,835.76    14.77%        0.07%         0.01%
                FLORENCE H MOORE EX          Investor C
                E/O MICHAEL T MOORE
                4034 CHURCHHILL RD
                CHARLOTTE NC 28211

                NFSC FEBO # X68-076554         3,601.95    18.76%        0.09%         0.02%
                CHARLES R MIANNAY            Investor C
                MAGDALENE M MIANNAY
                105 SEXTANT CT
                NEW BERN NC 28562

                NFSC FEBO # NC4-157678         5,114.23    26.64%        0.12%         0.02%
                T RANDOLPH PERKINS           Investor C
                CHRISTINA B PERKINS
                2508 FLINTGROVE RD
                CHARLOTTE NC 28226

                BANK OF AMERICA NA         2,207,979.81    99.98%       53.59%        84.53%
                ATTN TONY FARRER              Primary A
                TX1-945-08-18
                411 NORTH AKARD ST
                DALLAS TX 75201-3307

South Carolina  SEI TRUST CO                  91,789.63     5.54%        0.40%         0.36%
 Intermediate   C/O BERTHA, JORDAN, &        Investor A
 Municipal Bond GRIFFIN
 Fund           ATTN: MUTUAL FUND
                ADMINISTRATOR
                ONE FREEDOM VALLEY DRIVE
                OAKS, PA 19456

                                                          Percentage   Percentage of
                                Total Shares/ Percentage    of Fund      Fund Post
Fund Name and Address               Class      of Class  (All Classes)    Closing

     DEAN WITTER FOR THE            93,632.96     5.65%       0.41%         0.36%
     BENEFIT OF D PIERRE G         Investor A
     CAMERON JR. TTEE
     PO BOX 250 CHURCH STREET
     STATION
     NEW YORK, NY 10008-0250

     DEAN WITTER FOR THE           193,810.41    11.69%       0.84%         0.75%
     BENEFIT OF J C BERNARD &      Investor A
     PO BOX 250 CHURCH STREET
     STATION
     NEW YORK, NY 10008-0250

     NFSC FEBO # W15-645788         79,922.78    11.34%       0.35%         0.31%
     GUSTAVE J CRISPYN             Investor B
     MILDRED M CRISPYN
     2382 CAT TAIL POND RD
     JOHNS ISLAND SC 29455

     NFSC FEBO # W15-636169         24,138.43     7.87%       0.11%         0.09%
     PETER B & FRIEDA B GRIFFIN    Investor C
     TTEE
     THE HOBART W GRIFFIN &
     FRIEDA B
     GRIFFIN TR, U/A 1/31/92
     116 DUNBARTON CIR
     AIKEN SC 29803

     NFSC FEBO # W15-013765         15,799.21     5.15%       0.07%         0.06%
     CAROLINE M LUTZ               Investor C
     26 FIDDLERS TRACE
     FRIPP ISLAND SC 29920

     WEXFORD CLEARING               21,959.42     7.16%       0.10%         0.09%
     SERVICES CORP FBO             Investor C
     GARY D MITCHELL
     1003 MEADOW LN
     ANDERSON SC 29621-1916

     WEXFORD CLEARING               23,745.30     7.74%       0.10%         0.09%
     SERVICES CORP FBO             Investor C
     MARSHALL H ROBERSON &
     GEORGIA T ROBERSON JT TEN
     1001 THORNEHILL DR
     ANDERSON SC 29621-1560

     NFSC FEBO # W15-020141         81,505.25    26.58%       0.35%         0.32%
     GIRARD M BLOUNT JR            Investor C
     4569 CARRIAGE RUN CIRCLE
     MURRELLS INLET SC 29576

     BANK OF AMERICA NA         20,306,123.29   100.00%      88.39%        86.05%
     ATTN TONY FARRER               Primary A
     TX1-945-08-18
     411 NORTH AKARD ST
     DALLAS TX 75201-3307

                                                                     Percentage   Percentage of
                                           Total Shares/ Percentage    of Fund      Fund Post
Fund           Name and Address                Class      of Class  (All Classes)    Closing

South Carolina MERRILL LYNCH, PIERCE,         8,132.66      6.98%       0.46%         0.05%
 Municipal     FENNER & SMITH INC FOR THE   Investor A
 Bond Fund     SOLE BENEFIT OF ITS
               CUSTOMERS
               ATTENTION: SERVICE TEAM
               4800 DEER LAKE DRIVE EAST
               3RD FLOOR
               JACKSONVILLE FL 32246

               WACHOVIA BANK NA               8,819.04      7.57%       0.33%         0.03%
               INVESTMENT MGR               Investor A
               CHARLES D ERB TTEE FOR
               CHARLES D
               ERB TRUST U/A DTD 10/4/88
               PO BOX 3073
               M/C NC-31057
               WINSTON-SALEM NC 27150

               NFSC FEBO # 679-136298         9,494.81      8.15%       0.35%         0.04%
               LOUISE B ROSS                Investor A
               LOUISE B ROSS TTEE
               U/A 10/22/1997
               PO BOX 908
               BAMBERG SC 29003

               NFSC FEBO # W17-039020        27,291.53     23.43%       1.01%         0.11%
               DONNA R CART TTEE            Investor A
               DONNA ROBINSON CART
               U/A 5/23/00
               1140 PARTRIDGE RD
               SPARTANBURG SC 29302

               DONALDSON LUFKIN               9,323.00      8.00%       0.34%         0.04%
               JENRETTE                     Investor A
               SECURITIES CORPORATION INC.
               P. O. BOX 2052
               JERSEY CITY, NJ 07303-9998

               PAINEWEBBER FOR THE           10,422.62      8.94%       0.38%         0.04%
               BENEFIT OF                   Investor A
               JOHN STEVENSON METCALF
               2287 SHORELINE DRIVE
               JOHNS ISLAND SC 29455-8631

               NFSC FEBO # W16-000981        48,614.72      6.61%       1.79%         0.19%
               PETER R ANDERSON             Investor B
               EMMY LOU ANDERSON
               207 SEA MARSH DRIVE
               KIAWAH ISLAND SC 29455

               NFSC FEBO # W38-006564        50,544.04      6.87%       1.87%         0.20%
               HENRY A STROHMINGER JR       Investor B
               1426 N WACCAMAW DR
               GARDEN CITY SC 29576

               MERRILL LYNCH, PIERCE,         4,296.11      6.67%       0.46%         0.05%
               FENNER & SMITH INC FOR THE   Investor C
               SOLE BENEFIT OF ITS
               CUSTOMERS
               ATTENTION: SERVICE TEAM
               4800 DEER LAKE DRIVE EAST
               3RD FLOOR
               JACKSONVILLE FL 32246

                                                                     Percentage   Percentage of
                                           Total Shares/ Percentage    of Fund      Fund Post
Fund            Name and Address               Class      of Class  (All Classes)    Closing

                NFSC FEBO # W15-013684         6,208.04      9.64%       0.23%         0.02%
                OLGA WEINSTEIN TTEE          Investor C
                OLGA WEINSTEIN REVOCABLE
                TRUST
                U/A 4/28/99
                56 FORT ROYAL
                CHARLESTON SC 29407

                PAINEWEBBER FOR THE            4,771.00      7.41%       0.18%         0.02%
                BENEFIT OF HENRY SMYTHE      Investor C
                U/W/O EDITH G DUKES
                5 EXCHANGE PL
                CHARLESTON SC 29401-2530

                PAINEWEBBER FOR THE            4,771.00      7.41%       0.18%         0.02%
                BENEFIT OF HENRY SMYTHE      Investor C
                TTEE U/W/O ETHEL BENNETT
                5 EXCHANGE PL
                CHARLESTON SC 29401-2530

                DONALDSON LUFKIN              16,912.25     26.28%       0.62%         0.07%
                JENRETTE SECURITIES          Investor C
                CORPORATION INC.
                P. O. BOX 2052
                JERSEY CITY, NJ 07303-9998

                DONALDSON LUFKIN              27,085.61     42.09%       1.00%         0.11%
                JENRETTE SECURITIES          Investor C
                CORPORATION INC.
                P. O. BOX 2052
                JERSEY CITY NJ 07303-9998

                BANK OF AMERICA NA         1,792,881.04    100.00%      66.20%        86.05%
                ATTN TONY FARRER              Primary A
                TX1-945-08-18
                411 NORTH AKARD ST
                DALLAS TX 75201-3307

Tennessee       RALPH S GRAHAM TTEE           63,217.39      7.20%       1.28%         1.08%
 Intermediate   RALPH S GRAHAM REV LIV       Investor A
 Municipal Bond TRUST U/A DTD 08/14/1990
 Fund           PO BOX 235
                BIG SANDY TN 38221

                NFSC FEBO # W25-680427       104,887.29     11.95%       2.12%         1.79%
                BOB G LONG                   Investor A
                PO BOX 266
                HERMITAGE TN 37076

                NFSC FEBO # W25-683256       130,111.56     14.83%       2.63%         2.22%
                MARSHALL T POLK III          Investor A
                PO BOX 90148
                NASHVILLE TN 37209

                NFSC FEBO # W25-684716        62,383.89      7.11%       1.26%         1.06%
                JAMES R KELLAM III           Investor A
                3605 SYCAMORE LANE
                NASHVILLE TN 37215

                CHARLES R HULSHOF &           47,230.29      5.38%       0.96%         0.80%
                CHERYL T HULSHOF             Investor A
                JT TEN
                8225 MARYLAND LANE
                BRENTWOOD TN 37027-7332

                                                                             Percentage   Percentage of
                                                   Total Shares/ Percentage    of Fund      Fund Post
Fund                Name and Address                   Class      of Class  (All Classes)    Closing

                    NFSC FEBO # X75-157139            53,523.97      6.10%       1.08%         0.91%
                    ALEXANDER HEARD                  Investor A
                    JEAN HEARD
                    2100 GOLF CLUB LN
                    NASHVILLE TN 37215-1224

                    NFSC FEBO # W25-620670             9,613.32      6.82%       0.19%         0.16%
                    JOLENE H JORDAN                  Investor B
                    P O BOX 1736
                    CORDOVA TN 38088

                    NFSC FEBO # W25-605689             8,661.05      6.14%       0.18%         0.15%
                    TERENCE M KELLY                  Investor B
                    BARBARA M KELLY
                    272 HIDDEN LAKE RD
                    HENDERSONVILLE TN 37075

                    NFSC FEBO # W25-695467             9,557.57      6.78%       0.19%         0.16%
                    GARY ARMOR HALL                  Investor B
                    VICKI B HALL
                    16609 MIZZEN COURT
                    CORNELIUS NC 28031

                    NFSC FEBO # W25-695556            14,980.56     10.63%       0.30%         0.26%
                    CHARLES R COOKSEY                Investor B
                    JULIE E COOKSEY
                    4767 CARTHAGE HWY
                    LEBANON TN 37087

                    NFSC FEBO # W25-008028            17,056.62     12.11%       0.35%         0.29%
                    DAVID A LOCKMILLER               Investor B
                    CARLOTTA E LOCKMILLER
                    4343 LEBANON RD APT#1711
                    HERMITAGE TN 37076

                    LPL FINANCIAL SERVICES             4,757.37     79.36%       0.10%         0.08%
                    A/C 7111-6228                    Investor C
                    9785 TOWNE CENTRE DRIVE
                    SAN DIEGO CA 92121-1968

                    PAINEWEBBER FOR THE BENEFIT OF     0,955.33    15.93%       0.02%         0.02%
                    FRANK SCOTT                      Investor C
                    913 LAKEMONT DR
                    NASHVILLE TN 37220-2112

                    BANK OF AMERICA NA             3,919,334.40   100.00%      79.29%        73.73%
                    ATTN TONY FARRER                  Primary A
                    TX1-945-08-18
                    411 NORTH AKARD ST
                    DALLAS TX 75201-3307

Tennessee Municipal NFSC FEBO # W25-682101            13,513.10     6.96%       1.45%         0.23%
 Bond Fund          ALLENE ELLIS                     Investor A
                    JOYCE ROSE
                    2544 BEARWALLOW RD
                    ASHLAND CITY TN 37015

                    NFSC FEBO # W25-002658           108,369.65    55.85%      11.65%         1.85%
                    WILLIAM W PUGH JR                Investor A
                    734 EMORY VALLEY RD #104
                    OAK RIDGE TN 37830

                                                               Percentage   Percentage of
                                     Total Shares/ Percentage    of Fund      Fund Post
Fund Name and Address                    Class      of Class  (All Classes)    Closing

     NFSC FEBO # W25-063657            24,869.43     12.81%       2.67%         0.42%
     MARY SMITH BANIC                 Investor A
     605 W VANDERBILT DR
     OAK RIDGE TN 37830

     NFSC FEBO # W25-073784            13,095.02      6.74%       1.41%         0.22%
     JOHN E MCBEE                     Investor A
     BANK OF AMERICA
     COLLATERAL
     427 LYNNWEED BLVD
     NASHVILLE TN 37205

     NFSC FEBO # W23-731293            19,136.19      6.42%       2.06%         0.33%
     B/G MADISON MCBRAYER             Investor B
     1168 CUMBERLAND ROAD
     CHATTANOOGA TN 37419

     NFSC FEBO # W25-683620            17,223.06      5.78%       1.85%         0.29%
     ROSE MARIE ST CLAIR              Investor B
     222 ANDREWS DRIVE
     CLARKSVILLE TN 37042

     NFSC FEBO # W25-690961            20,325.00      6.82%       2.19%         0.35%
     ELIZABETH D CAMPBELL             Investor B
     3037 SMITH SPRINGS RD
     ANTIOCH TN 37013

     NFSC FEBO # W25-794732            19,367.02      6.50%       2.08%         0.33%
     NANCY C DAVIS                    Investor B
     HENRY G DAVIS
     2201 BOWMAN RD
     FRANKLIN TN 37064

     J CHASE COLE                       8,484.39     31.36%       0.91%         0.14%
     511 UNION ST STE 2100            Investor C
     NASHVILLE TN 37219

     MERRILL LYNCH, PIERCE,             8,290.38     30.65%       0.89%         0.14%
     FENNER & SMITH INC FOR THE SOLE  Investor C
     BENEFIT OF ITS CUSTOMERS
     ATTENTION: SERVICE TEAM
     4800 DEER LAKE DRIVE EAST
     3RD FLOOR
     JACKSONVILLE FL 32246

     NFSC FEBO # W25-617954             4,416.10     16.32%       0.47%         0.08%
     FRANK W CONDURELIS               Investor C
     JANE E CONDURELIS
     806 BRENTVIEW DR
     NASHVILLE TN 37220

     NFSC FEBO # W25-009660             2,535.77      9.37%       0.27%         0.04%
     DONALD J SOUTHARD SR             Investor C
     BARBARA C SOUTHARD
     278 JOE BYRD LN
     CLINTON TN 37716

     LPL FINANCIAL SERVICES             2,394.64      8.85%       0.26%         0.04%
     A/C 7111-6228                    Investor C
     9785 TOWNE CENTRE DRIVE
     SAN DIEGO CA 92121-1968

                                                                        Percentage   Percentage of
                                              Total Shares/ Percentage    of Fund      Fund Post
Fund               Name and Address               Class      of Class  (All Classes)    Closing

                   BANK OF AMERICA NA            410,865.38   99.92%      44.18%        73.73%
                   ATTN TONY FARRER               Primary A
                   TX1-945-08-18
                   411 NORTH AKARD ST
                   DALLAS TX 75201-3307

Texas Intermediate MOTCO                         201,878.47   33.64%       0.74%         0.77%
 Municipal Bond    P O BOX 17001-TRUST           Investor A
 Fund              SAN ANTONIO TX 78217

                   MADELINE O'DONNELL             43,993.54    7.33%       0.16%         0.15%
                   2395 NICHOLS CANYON RD        Investor A
                   HOLLYWOOD CA 90046

                   SECURED TRUST BANK            101,413.37   16.89%       0.37%         0.35%
                   SUITE 100                     Investor A
                   1909 SOUTH BROADWAY
                   TYLER TX 75701

                   NFSC FEBO # W40-682470         19,782.09   10.15%       0.07%         0.07%
                   A G MARTIN                    Investor B
                   NELLIE L MARTIN
                   2011 32ND ST
                   LUBBOCK TX 79411

                   NFSC FEBO # W18-719404         22,726.78   11.66%       0.08%         0.08%
                   MONTINE T WISDOM              Investor B
                   6335 W NORTHWEST HWY #1318
                   DALLAS TX 75225

                   NFSC FEBO # W40-678880         34,294.19   17.60%       0.13%         0.12%
                   JAMES ROBERT MALLORY          Investor B
                   FAITH K MALLORY
                   2400 WINTON TERR E
                   FORT WORTH TX 76109

                   NFSC FEBO # W41-600997         19,317.45     9.91%       0.07%         0.07%
                   OLIVER ROOFING SYSTEMS        Investor B
                   PO BOX 180191
                   AUSTIN TX 78718

                   STEPHENS INC                      278.08   100.00%       0.00%         0.00%
                   ATTN: CINDY COLE              Investor C
                   111 CENTER STREET
                   LITTLE ROCK AR 72201

                   BANK OF AMERICA NA         26,564,723.60    99.79%      96.83%        95.09%
                   ATTN TONY FARRER               Primary A
                   TX1-945-08-18
                   411 NORTH AKARD ST
                   DALLAS TX 75201-3307

Texas Municipal    SHIRLEY A WAGNER                2,874.99     9.05%       0.21%         0.01%
 Bond Fund         3002 SAN PAULA                Investor A
                   DALLAS TX 75228-0000

                   MOTCO                          19,584.24    61.65%       1.44%         0.07%
                   P O BOX 17001-TRUST           Investor A
                   SAN ANTONIO TX 78217

                                                             Percentage   Percentage of
                                   Total Shares/ Percentage    of Fund      Fund Post
Fund Name and Address                  Class      of Class  (All Classes)    Closing

     NFSC FEBO # W40-650790           2,742.71      8.63%        0.20%         0.01%
     SETH W LEHMBERG                Investor A
     ROSE MARY LEHMBERG
     2201 MEADOW LANE
     TAYLOR TX 76574

     EDWARD D JONES AND CO            2,853.79      8.98%        0.21%         0.01%
     F/A/O                          Investor A
     ADOLPH F SCHMIDT &
     ELVIRA H SCHMIDT
     EDJ# 512-06113-1-3
     P O BOX 2500
     MARYLAND HEIGHTS MO 630438500

     NFSC FEBO # W23-739839          29,406.47      6.05%        2.15%         0.10%
     TERRY M JOHNSON                Investor B
     PAULA M JOHNSON
     PO BOX 1227
     WOLFFORTH TX 79382

     NFSC FEBO # W40-604062          25,082.99      5.16%        1.84%         0.09%
     STEVEN SMITH TTEE              Investor B
     PAMELA C SMITH TR
     C/O SPENCO MEDICAL CORP
     PO BOX 2501
     WACO TX 76702

     NFSC FEBO # W23-726141          27,561.82      5.67%        2.02%         0.10%
     HOWARD D WOMACK                Investor B
     291 FM 1078
     ORANGE TX 77632

     NFSC FEBO # W40-609048          44,079.44      9.07%        3.23%         0.15%
     JANE M MCCARVER EX             Investor B
     E/O A G MCCARVER
     901 W INDIANNA STE A
     MIDLAND TX 79701

     MERRILL LYNCH, PIERCE,           1,568.67     83.17%        0.11%         0.01%
     FENNER & SMITH INC FOR THE     Investor C
     SOLE BENEFIT OF ITS
     CUSTOMERS
     ATTENTION: SERVICE TEAM
     4800 DEER LAKE DRIVE EAST
     3RD FLOOR
     JACKSONVILLE FL 32246

     STEPHENS INC                       317.38     16.82%        0.02%         0.00%
     ATTN: CINDY COLE               Investor C
     111 CENTER STREET
     LITTLE ROCK AR 72201

     BANK OF AMERICA NA             822,087.62     99.96%       60.24%        95.09%
     ATTN TONY FARRER                Primary A
     TX1-945-08-18
     411 NORTH AKARD ST
     DALLAS TX 75201-3307

                                                                           Percentage   Percentage of
                                                 Total Shares/ Percentage    of Fund      Fund Post
Fund               Name and Address                  Class      of Class  (All Classes)    Closing

Virginia           MERRILL LYNCH, PIERCE,             5,414.98    8.09%        0.02%         0.02%
 Intermediate      FENNER & SMITH INC FOR THE       Investor C
 Municipal Bond    SOLE BENEFIT OF ITS
 Fund              CUSTOMERS
                   ATTENTION: SERVICE TEAM
                   4800 DEER LAKE DRIVE EAST
                   3RD FLOOR
                   JACKSONVILLE FL 32246

                   NFSC FEBO # W13-003441             3,663.50    5.47%        0.01%         0.01%
                   HAROLD R CRAMER                  Investor C
                   DONNA CRAMER
                   2051 CROSSING GATE WAY
                   VIENNA VA 22181

                   DOROTHY LEE WALSHE                10,222.79   15.28%        0.04%         0.03%
                   5801 MILL SPRING RD              Investor C
                   MIDLOTHIAN VA 23112

                   NFSC FEBO # W26-049425             6,819.26   10.19%        0.02%         0.04%
                   COLLIN PEEL                      Investor C
                   MARGIE PEEL
                   195 FAIRWAY LN
                   WYTHEVILLE VA 24382

                   NFSC FEBO # W26-066940             3,761.28    5.62%        0.01%         0.01%
                   ANDREW L GRAHAM JR               Investor C
                   ELRICA S GRAHAM
                   708 WREN DRIVE
                   PULASKI VA 24301

                   BANK OF AMERICA NA            22,963,138.69   99.71%       82.25%        80.52%
                   ATTN TONY FARRER                  Primary A
                   TX1-945-08-18
                   411 NORTH AKARD ST
                   DALLAS TX 75201-3307

Virginia Municipal CIBC WORLD MARKETS CORP.           9,132.63    5.43%        0.26%         0.03%
 Bond Fund         FBO 033-23264-12                 Investor A
                   P.O. BOX 3484
                   CHURCH STREET STATION
                   NEW YORK, NY 10008-3484

                   CIBC WORLD MARKETS CORP.          20,496.16   12.19%        0.58%         0.07%
                   FBO 033-23266-10                 Investor A
                   P.O. BOX 3484
                   CHURCH STREET STATION
                   NEW YORK, NY 10008-3484

                   PAINEWEBBER FOR THE               11,195.41    6.66%        0.31%         0.04%
                   BENEFIT OF                       Investor A
                   DAVID HALSTEAD METCALF
                   2325 ROCKY TOP ROAD
                   CHARLOTTESVILLE VA 22911-8575

                   NFSC FEBO # W26-074497            14,889.47    8.85%        0.42%         0.05%
                   NANCY L GRDEN                    Investor A
                   410 52ND STREET
                   VA BEACH VA 23451

                   NFSC FEBO # W13-101680            49,630.76   29.53%        1.40%         0.16%
                   ALBERT E STEIDEL                 Investor A
                   6167 COBBS RD
                   ALEXANDRIA VA 22310

                                                      Percentage   Percentage of
                            Total Shares/ Percentage    of Fund      Fund Post
Fund Name and Address           Class      of Class  (All Classes)    Closing

     NFSC FEBO # W26-049425     5,295.16     94.27%       0.15%         0.04%
     COLLIN PEEL              Investor C
     MARGIE PEEL
     195 FAIRWAY LN
     WYTHEVILLE VA 24382

     STEPHENS INC                 321.33      5.72%       0.01%         0.00%
     ATTN: CINDY COLE         Investor C
     111 CENTER STREET
     LITTLE ROCK AR 72201

     BANK OF AMERICA NA     2,380,341.10    100.00%      66.92%        80.52%
     ATTN TONY FARRER          Primary A
     TX1-945-08-18
     411 NORTH AKARD ST
     DALLAS TX 75201-3307

   For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class, or is identified as the holder of record of more than 25% of a class and has voting and/or investment power, it may be presumed to control such class. As of December 27, 2001, Bank of America had voting control of 81.41% of the outstanding shares of Georgia Intermediate Municipal Bond Fund; 61.68% of the outstanding shares of Georgia Municipal Bond Fund; 85.91% of the outstanding shares of Maryland Intermediate Municipal Bond Fund; 50.19% of the outstanding shares of Maryland Municipal Bond Fund; 89.64% of the outstanding shares of North Carolina Intermediate Municipal Bond Fund; 53.43% of the outstanding shares of North Carolina Municipal Bond Fund; 87.84% of the outstanding shares of South Carolina Intermediate Municipal Bond Fund; 65.28% of the outstanding shares of South Carolina Municipal Bond Fund; 78.59% of the outstanding shares of Tennessee Intermediate Municipal Bond Fund; 44.18% of the outstanding shares of Tennessee Municipal Bond Fund; 94.73% of the outstanding shares of Texas Intermediate Municipal Bond Fund; 55.53% of the outstanding shares of Texas Municipal Bond Fund; 79.60% of the outstanding shares of Virginia Intermediate Municipal Bond Fund; and 65.26% of the outstanding shares of Virginia Municipal Bond Fund. Accordingly, Bank of America may be considered to "control" the Funds. The address of Bank of America is: 411 N. Akard Street, TX1-945-0818, Dallas, TX 75201. Bank of America's control is likely to increase the chance that the Funds' shareholders will approve the proposed items.

   As of December 27, 2001, the officers and Trustees of the Trust as a group did not own more than 1% of any class of any Fund.

Annual Meetings and Shareholder Meetings

   Neither the Trust nor Nations Funds Trust presently holds annual meetings of shareholders for the election of Trustees and other business unless otherwise required by the 1940 Act.

        ADDITIONAL INFORMATION ABOUT THE TRUST AND NATIONS FUNDS TRUST

Financial Statements

   The audited financial statements and financial highlights for shares of the Funds for the annual period ended March 31, 2001, and unaudited financial statements for shares of the Funds for the semi-annual period ended September 30, 2001, are incorporated by reference in their prospectuses or SAIs, or in the SAI related to this Proxy/Prospectus.

   The annual financial statements and financial highlights of the Funds for the year ended March 31, 2001 have been audited by PricewaterhouseCoopers LLP, independent accountants, to the extent indicated in their reports thereon, and have been incorporated by reference in the SAI to this Proxy/Prospectus, in reliance upon such reports given upon the authority of such firm as an expert in accounting and auditing.

Other Business

   The Boards know of no other business to be brought before the Meetings. However, if any other matters properly come before the Meetings, it is the intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

Shareholder Inquiries

   Shareholders may find more information about the Funds and Acquiring Funds in the following documents:

   . Annual and semi-annual reports The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent accountants' reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period. Because the Acquiring Funds are new portfolios, they have not yet completed a fiscal year and, accordingly, do not yet have an annual or semi-annual report.

   . Statement of Additional Information The SAI for the Funds and Acquiring
     Funds contains additional information about the Funds and Acquiring Funds and their policies. The SAI is legally part of their prospectuses (they are incorporated by reference). Copies have been filed with the SEC.

   Shareholders may obtain free copies of these documents, request other information about the Funds or Acquiring Funds and make shareholder inquiries by contacting Nations Funds:

      By telephone: (800) 653-9427

      By mail:
      Nations Funds
      c/o Stephens Inc.
      One Bank of America Plaza
      33/rd/ Floor
      Charlotte, NC 28255

      On the Internet: www.nations-funds.com

   Information about the Funds and Acquiring Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at
   (202) 942-8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                                  APPENDIX A

                                   Glossary

Term Used in Proxy/Prospectus       Definition
-----------------------------       ----------
1933 Act........................... Securities Act of 1933, as amended
1934 Act........................... Securities Exchange Act of 1934, as amended
1940 Act........................... Investment Company Act of 1940, as amended
Acquiring Fund(s).................. Georgia Intermediate Municipal Bond Fund (acquiring),
                                    Maryland Intermediate Municipal Bond Fund (acquiring), North
                                    Carolina Intermediate Municipal Bond Fund (acquiring), South
                                    Carolina Intermediate Municipal Bond Fund (acquiring),
                                    Tennessee Intermediate Municipal Bond Fund (acquiring), Texas
                                    Intermediate Municipal Bond Fund (acquiring) and Virginia
                                    Intermediate Municipal Bond Fund (acquiring) (each a Fund of
                                    Funds Trust)
Adviser............................ BA Advisors and/or BACAP, as the context may require
BA Advisors........................ Banc of America Advisors, LLC
BACAP.............................. Banc of America Capital Management, LLC
Bank of America.................... Bank of America, N.A.
Board.............................. Any one Board of Trustees of the Trust or Nations Funds Trust
Boards............................. Both the Boards of the Trust and Nations Funds Trust
Closing............................ Closing of the Reorganization, expected to occur on May 10,
                                    2002
Code............................... Internal Revenue Code of 1986, as amended
Company(ies)....................... One or more of the registered investment companies in the
                                    Nations Funds Family (i.e., Nations Fund Trust, Nations Fund,
                                    Inc., Nations Funds Trust, Nations Separate Account Trust,
                                    Nations Reserves, Nations Master Investment Trust)
Fund(s)............................ Nations Georgia Intermediate Municipal Bond Fund, Nations
                                    Maryland Intermediate Municipal Bond Fund, Nations North
                                    Carolina Intermediate Municipal Bond Fund, Nations South
                                    Carolina Intermediate Municipal Bond Fund, Nations Tennessee
                                    Intermediate Municipal Bond Fund, Nations Texas Intermediate
                                    Municipal Bond Fund, Nations Virginia Intermediate Municipal
                                    Bond Fund, Nations Georgia Municipal Bond Fund, Nations
                                    Maryland Municipal Bond Fund, Nations North Carolina
                                    Municipal Bond Fund, Nations South Carolina Municipal Bond
                                    Fund, Nations Tennessee Municipal Bond Fund, Nations Texas
                                    Municipal Bond Fund and/or Nations Virginia Municipal Bond
                                    Fund
Georgia Intermediate Bond Fund..... Nations Georgia Intermediate Municipal Bond Fund
Georgia Bond Fund.................. Nations Georgia Municipal Bond Fund
Georgia Fund(s).................... One or more of Georgia Intermediate Bond Fund and Georgia
                                    Bond Fund
Intermediate-Term Municipal Fund(s) Georgia Intermediate Municipal Bond Fund, Maryland
                                    Intermediate Municipal Bond Fund, North Carolina Intermediate
                                    Municipal Bond Fund, South Carolina Intermediate Municipal
                                    Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas
                                    Intermediate Municipal Bond Fund and Virginia Intermediate
                                    Municipal Bond Fund (each a Fund of the Trust)

Term Used in Proxy/Prospectus         Definition
-----------------------------         ----------
Long-Term Municipal Fund(s).......... Georgia Municipal Bond Fund, Maryland Municipal Bond Fund,
                                      North Carolina Municipal Bond Fund, South Carolina Municipal
                                      Bond Fund, Tennessee Municipal Bond Fund, Texas Municipal
                                      Bond Fund and Virginia Municipal Bond Fund (each a Fund of the Trust)
Maryland Intermediate Bond Fund...... Nations Maryland Intermediate Municipal Bond Fund
Maryland Bond Fund................... Nations Maryland Municipal Bond Fund
Maryland Fund(s)..................... One or more of Maryland Intermediate Bond Fund and Maryland
                                      Bond Fund
Meeting(s)........................... The shareholder meetings of the Funds that will be jointly held at
                                      10:00 a.m., Eastern time, on March 27, 2002, at One Bank of
                                      America Plaza, 101 South Tryon Street, 33rd Floor, Charlotte,
                                      North Carolina
Nations Funds or Nations Funds Family The fund complex that is comprised of the Companies
North Carolina Intermediate Bond Fund Nations North Carolina Intermediate Municipal Bond Fund
North Carolina Bond Fund............. Nations North Carolina Municipal Bond Fund
North Carolina Fund(s)............... One or more of North Carolina Intermediate Bond Fund and
                                      North Carolina Bond Fund
Proxy/Prospectus..................... This combined proxy statement/prospectus
Reorganization....................... The reorganization of the Fund(s) into the Acquiring Fund(s)
Reorganization Agreement............. The Agreement and Plan of Reorganization dated January 1, 2002 by and between Nations Fund Trust, on behalf of the Funds, and
                                      Nations Funds Trust, on behalf of the Acquiring Funds
SEC.................................. United States Securities and Exchange Commission
South Carolina Intermediate Bond Fund Nations South Carolina Intermediate Municipal Bond Fund
South Carolina Bond Fund............. Nations South Carolina Municipal Bond Fund
South Carolina Fund(s)............... One or more of South Carolina Intermediate Bond Fund and
                                      South Carolina Bond Fund
Tennessee Intermediate Bond Fund..... Nations Tennessee Intermediate Municipal Bond Fund
Tennessee Bond Fund.................. Nations Tennessee Municipal Bond Fund
Tennessee Fund(s).................... One or more of Tennessee Intermediate Bond Fund and
                                      Tennessee Bond Fund
Texas Intermediate Bond Fund......... Nations Texas Intermediate Municipal Bond Fund
Texas Bond Fund...................... Nations Texas Municipal Bond Fund
Texas Fund(s)........................ One or more of Texas Intermediate Bond Fund and Texas Bond
                                      Fund
Trust................................ Nations Fund Trust
Virginia Intermediate Bond Fund...... Nations Virginia Intermediate Municipal Bond Fund
Virginia Bond Fund................... Nations Virginia Municipal Bond Fund
Virginia Fund(s)..................... One or more of Virginia Intermediate Bond Fund and Virginia
                                      Bond Fund

                                  APPENDIX B

              Expense Summaries of the Funds and Acquiring Funds

   The following tables describe the fees and expenses associated with holding Fund and Acquiring Fund shares. In particular, the tables (a) compare the fees and expenses as of August 31, 2001, for each class of each Fund and the corresponding class of the Acquiring Fund, and (b) show the estimated fees and expenses for each combined Acquiring Fund on a pro forma basis after giving effect to the Reorganization.

   The pro forma expense presentations also are shown where a Long-Term Municipal Fund approves the Reorganization but the Intermediate-Term Municipal Fund does not. However, the pro forma expense presentations are not shown in the case where the Intermediate-Term Municipal Fund approves the Reorganization but the Long-Term Municipal Fund does not, because in each such case fees and expenses for the Acquiring Fund would remain exactly the same as that of the Fund prior to the Reorganization.

   The fund operating expense levels shown in this Proxy/Prospectus assume net asset levels as of August 31, 2001; pro forma expense levels shown should not be considered an actual representation of future expenses or performance. Such pro forma expense levels project anticipated levels but may be greater or less than those shown.

  IF ONLY GEORGIA MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                              Pro Forma
                                                                                            Georgia Int.
                                                                             Georgia Muni. Muni. Bond Fund
                                                                               Bond Fund     (acquiring)
                                                                             ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price      none           none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.........................................      none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................      0.50%          0.40%
 . Other expenses............................................................      0.67%          0.67%
                                                                                 -----          -----
 . Total annual Fund operating expenses......................................      1.17%          1.07%
 . Fee waivers and/or reimbursements.........................................     (0.57)%        (0.57)%
                                                                                 -----          -----
 . Total net expenses/1/.....................................................     0.60%          0.50%
                                                                                 =====          =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Georgia Muni. Bond Fund...........................  $61    $315    $589    $1,370
Pro Forma Georgia Int. Muni. Bond Fund (acquiring)  $51    $284    $535    $1,254

  IF BOTH GEORGIA INTERMEDIATE MUNICIPAL BOND FUND AND GEORGIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                            Pro Forma
                                                                            Georgia Int.  Georgia Int.
                                                              Georgia Muni.  Muni. Bond  Muni. Bond Fund
                                                                Bond Fund       Fund       (acquiring)
                                                              ------------- ------------ ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................      none         none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value.............      none         none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%        0.40%          0.40%
 . Other expenses.............................................      0.67%        0.35%          0.33%
                                                                  -----        -----          -----
 . Total annual Fund operating expenses.......................      1.17%        0.75%          0.73%
 . Fee waivers and/or reimbursements..........................     (0.57)%      (0.25)%        (0.23)%
                                                                  -----        -----          -----
 . Total net expenses/1/......................................      0.60%        0.50%          0.50%
                                                                  =====        =====          =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $61    $315    $589    $1,370
Georgia Int. Muni. Bond Fund.....................  $51    $215    $392    $  907
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $51    $210    $383    $  885

  IF ONLY MARYLAND MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                             Pro Forma
                                                                                           Maryland Int.
                                                                           Maryland Muni. Muni. Bond Fund
                                                                             Bond Fund      (acquiring)
                                                                           -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.......................................      none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%           0.40%
 . Other expenses..........................................................      0.57%           0.57%
                                                                               -----           -----
 . Total annual Fund operating expenses....................................      1.07%           0.97%
 . Fee waivers and/or reimbursements.......................................     (0.47)%         (0.47)%
                                                                               -----           -----
 . Total net expenses/1/...................................................      0.60%           0.50%
                                                                               =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $61    $294    $545    $1,263
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $51    $262    $490    $1,147

  IF BOTH MARYLAND INTERMEDIATE MUNICIPAL BOND FUND AND MARYLAND MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                              Pro Forma
                                                                             Maryland Int.  Maryland Int.
                                                              Maryland Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price..........................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value.............      none           none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Other expenses.............................................      0.57%          0.34%          0.32%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      1.07%          0.74%          0.72%
 . Fee waivers and/or reimbursements..........................     (0.47)%        (0.24)%        (0.22)%
                                                                  -----          -----          -----
 . Total net expenses/1/......................................      0.60%          0.50%          0.50%
                                                                  =====          =====          =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $61    $294    $545    $1,263
Maryland Int. Muni. Bond Fund.....................  $51    $212    $388    $  896
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $51    $208    $379    $  874

  IF ONLY NORTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                              Pro Forma
                                                                                            North Carolina
                                                                           North Carolina  Int. Muni. Bond
                                                                           Muni. Bond Fund Fund (acquiring)
                                                                           --------------- ----------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................       none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.......................................       none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%           0.40%
 . Other expenses..........................................................       0.55%           0.55%
                                                                                -----           -----
 . Total annual Fund operating expenses....................................       1.05%           0.95%
 . Fee waivers and/or reimbursements.......................................      (0.45)%         (0.45)%
                                                                                -----           -----
 . Total net expenses/1/...................................................       0.60%           0.50%
                                                                                =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $61    $289    $536    $1,242
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $51    $258    $482    $1,125

  IF BOTH NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND NORTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                          Pro Forma North
                                                                           North Carolina  Carolina Int.
                                                           North Carolina    Int. Muni.   Muni. Bond Fund
                                                           Muni. Bond Fund   Bond Fund      (acquiring)
                                                           --------------- -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price.....................................       none           none            none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value.......       none           none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................       0.50%          0.40%           0.40%
 . Other expenses..........................................       0.55%          0.33%           0.32%
                                                                -----          -----           -----
 . Total annual Fund operating expenses....................       1.05%          0.73%           0.72%
 . Fee waivers and/or reimbursements.......................      (0.45)%        (0.23)%         (0.22)%
                                                                -----          -----           -----
 . Total net expenses/1/...................................       0.60%          0.50%           0.50%
                                                                =====          =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
North Carolina Muni. Bond Fund...........................  $61    $289    $536    $1,242
North Carolina Int. Muni. Bond Fund......................  $51    $210    $383    $  885
Pro Forma North Carolina Int. Muni. Bond Fund (acquiring)  $51    $208    $379    $  874

  IF ONLY SOUTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                                Pro Forma
                                                                                           South Carolina Int.
                                                                           South Carolina    Muni. Bond Fund
                                                                           Muni. Bond Fund     (acquiring)
                                                                           --------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................       none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.......................................       none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%             0.40%
 . Other expenses..........................................................       0.60%             0.60%
                                                                                -----             -----
 . Total annual Fund operating expenses....................................       1.10%             1.00%
 . Fee waivers and/or reimbursements.......................................      (0.50)%           (0.50)%
                                                                                -----             -----
 . Total net expenses/1/...................................................       0.60%             0.50%
                                                                                =====             =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $61    $300    $558    $1,295
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $51    $269    $504    $1,179

  IF BOTH SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND
  SOUTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                                Pro Forma
                                                                            South Carolina South Carolina Int.
                                                            South Carolina    Int. Muni.     Muni. Bond Fund
                                                            Muni. Bond Fund   Bond Fund        (acquiring)
                                                            --------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price......................................       none           none              none
 . Maximum deferred sales charge (load) as a % of the
  lower of the original purchase price or net asset value..       none           none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees..........................................       0.50%          0.40%             0.40%
 . Other expenses...........................................       0.60%          0.32%             0.31%
                                                                 -----          -----             -----
 . Total annual Fund operating expenses.....................       1.10%          0.72%             0.71%
 . Fee waivers and/or reimbursements........................      (0.50)%        (0.22)%           (0.21)%
                                                                 -----          -----             -----
 . Total net expenses/1/....................................       0.60%          0.50%             0.50%
                                                                 =====          =====             =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $61    $300    $558    $1,295
South Carolina Int. Muni. Bond Fund.....................  $51    $208    $379    $  874
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $51    $206    $374    $  863

  IF ONLY TENNESSEE MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                     Pro Forma
                                                                                  Tennessee Int.
                                                                  Tennessee Muni. Muni. Bond Fund
                                                                     Bond Fund      (acquiring)
                                                                  --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.................................................       none            none
 . Maximum deferred sales charge (load) as a % of the lower of the
  original purchase price or net asset value.....................       none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees................................................       0.50%           0.40%
 . Other expenses.................................................       1.38%           1.38%
                                                                       -----           -----
 . Total annual Fund operating expenses...........................       1.88%           1.78%
 . Fee waivers and/or reimbursements..............................      (1.28)%         (1.28)%
                                                                       -----           -----
 . Total net expenses/1/..........................................       0.60%           0.50%
                                                                       =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Tennessee Muni. Bond Fund..........................  $61    $466    $897    $2,096
Pro Forma Tennessee Int. Muni Bond Fund (acquiring)  $51    $435    $844    $1,989

  IF BOTH TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND AND TENNESSEE MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                                Pro Forma
                                                                              Tennessee Int. Tennessee Int.
                                                              Tennessee Muni.   Muni. Bond   Muni. Bond Fund
                                                                 Bond Fund         Fund        (acquiring)
                                                              --------------- -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases,
  as a % of offering price...................................       none           none            none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value.............       none           none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................       0.50%          0.40%           0.40%
 . Other expenses.............................................       1.38%          0.50%           0.46%
                                                                   -----          -----           -----
 . Total annual Fund operating expenses.......................       1.88%          0.90%           0.86%
 . Fee waivers and/or reimbursements..........................      (1.28)%        (0.40)%         (0.36)%
                                                                   -----          -----           -----
 . Total net expenses/1/......................................       0.60%          0.50%           0.50%
                                                                   =====          =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $61    $466    $897    $2,096
Tennessee Int. Muni. Bond Fund......................  $51    $247    $459    $1,071
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $51    $238    $441    $1,027

  IF ONLY TEXAS MUNICIPAL BOND FUND IS REORGANIZED:

  Primary A Shares

                                                                                            Pro Forma
                                                                                         Texas Int. Muni.
                                                                             Texas Muni.    Bond Fund
                                                                              Bond Fund    (acquiring)
                                                                             ----------- ----------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price     none          none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.........................................     none          none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................     0.50%         0.40%
 . Other expenses............................................................     1.06%         1.06%
                                                                                -----         -----
 . Total annual Fund operating expenses......................................     1.56%         1.46%
 . Fee waivers and/or reimbursements.........................................    (0.96)%       (0.96)%
                                                                                -----         -----
 . Total net expenses/1/.....................................................    0.60%         0.50%
                                                                                =====         =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $61    $398    $759    $1,775
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $51    $367    $706    $1,664

  IF BOTH TEXAS INTERMEDIATE MUNICIPAL BOND FUND AND TEXAS MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                              Pro Forma
                                                                                             Texas Int.
                                                              Texas Muni. Texas Int. Muni. Muni. Bond Fund
                                                               Bond Fund     Bond Fund       (acquiring)
                                                              ----------- ---------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price..........................................     none          none             none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value.............     none          none             none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................     0.50%         0.40%            0.40%
 . Other expenses.............................................     1.06%         0.31%            0.31%
                                                                 -----         -----            -----
 . Total annual Fund operating expenses.......................     1.56%         0.71%            0.71%
 . Fee waivers and/or reimbursements..........................    (0.96)%       (0.21)%          (0.21)%
                                                                 -----         -----            -----
 . Total net expenses/1/......................................     0.60%         0.50%            0.50%
                                                                 =====         =====            =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                            1 year 3 years 5 years 10 years
----                                            ------ ------- ------- --------
Texas Muni. Bond Fund..........................  $61    $398    $759    $1,775
Texas Int. Muni. Bond Fund.....................  $51    $206    $374    $  863
Pro Forma Texas Int. Muni Bond Fund (acquiring)  $51    $206    $374    $  863

  IF ONLY VIRGINIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                               Pro Forma
                                                                                             Virginia Int.
                                                                             Virginia Muni. Muni. Bond Fund
                                                                               Bond Fund      (acquiring)
                                                                             -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price      none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value.........................................      none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................      0.50%           0.40%
 . Other expenses............................................................      0.59%           0.59%
                                                                                 -----           -----
 . Total annual Fund operating expenses......................................      1.09%           0.99%
 . Fee waivers and/or reimbursements.........................................     (0.49)%         (0.49)%
                                                                                 -----           -----
 . Total net expenses/1/.....................................................      0.60%           0.50%
                                                                                 =====           =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $61    $298    $553    $1,285
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $51    $266    $499    $1,168

  IF BOTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Primary A Shares

                                                                                                  Pro Forma
                                                                                 Virginia Int.  Virginia Int.
                                                                  Virginia Muni.  Muni. Bond   Muni. Bond Fund
                                                                    Bond Fund        Fund        (acquiring)
                                                                  -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.................................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of the
  original purchase price or net asset value.....................      none           none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees................................................      0.50%          0.40%          0.40%
 . Other expenses.................................................      0.59%          0.31%          0.30%
                                                                      -----          -----          -----
 . Total annual Fund operating expenses...........................      1.09%          0.71%          0.70%
 . Fee waivers and/or reimbursements..............................     (0.49)%        (0.21)%        (0.20)%
                                                                      -----          -----          -----
 . Total net expenses/1/..........................................      0.60%          0.50%          0.50%
                                                                      =====          =====          =====

--------
/1/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Primary A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $61    $298    $553    $1,285
Virginia Int. Muni. Bond Fund.....................  $51    $206    $374    $  863
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $51    $204    $370    $  852

  IF ONLY GEORGIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                            Pro Forma
                                                                                          Georgia Int.
                                                                           Georgia Muni. Muni. Bond Fund
                                                                             Bond Fund     (acquiring)
                                                                           ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      4.75%          3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      0.25%          0.25%
 . Other expenses..........................................................      0.67%          0.67%
                                                                               -----          -----
 . Total annual Fund operating expenses....................................      1.42%          1.32%
 . Fee waivers and/or reimbursements.......................................     (0.57)%        (0.57)%
                                                                               -----          -----
 . Total net expenses/2/...................................................      0.85%          0.75%
                                                                               =====          =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $558   $850   $1,164   $2,052
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $399   $676   $  973   $1,817

  IF BOTH GEORGIA INTERMEDIATE MUNICIPAL BOND FUND AND GEORGIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                                Pro Forma
                                                                                Georgia Int.  Georgia Int.
                                                                  Georgia Muni.  Muni. Bond  Muni. Bond Fund
                                                                    Bond Fund       Fund       (acquiring)
                                                                  ------------- ------------ ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.................................................      4.75%        3.25%          3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the
  original purchase price or net asset value/1/..................      none         none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees................................................      0.50%        0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees............      0.25%        0.25%          0.25%
 . Other expenses.................................................      0.67%        0.35%          0.33%
                                                                      -----        -----          -----
 . Total annual Fund operating expenses...........................      1.42%        1.00%          0.98%
 . Fee waivers and/or reimbursements..............................     (0.57)%      (0.25)%        (0.23)%
                                                                      -----        -----          -----
 . Total net expenses/2/..........................................      0.85%        0.75%          0.75%
                                                                      =====        =====          =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $558   $850   $1,164   $2,052
Georgia Int. Muni. Bond Fund.....................  $399   $609   $  837   $1,489
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $399   $605   $  828   $1,469

  IF ONLY MARYLAND MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                             Pro Forma
                                                                                           Maryland Int.
                                                                           Maryland Muni. Muni. Bond Fund
                                                                                Bond Fund   (acquiring)
                                                                           -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      4.75%           3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      0.25%           0.25%
 . Other expenses..........................................................      0.57%           0.57%
                                                                               -----           -----
 . Total annual Fund operating expenses....................................      1.32%           1.22%
 . Fee waivers and/or reimbursements.......................................     (0.47)%         (0.47)%
                                                                               -----           -----
 . Total net expenses/2/...................................................      0.85%           0.75%
                                                                               =====           =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example
   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                         1 year 3 years 5 years 10 years
----                                         ------ ------- ------- --------
Maryland Muni. Bond Fund....................  $558   $830   $1,122   $1,953
Pro Forma Maryland Int. Muni Bond Fund        $399   $655   $  931   $1,716
  (acquiring)...............................

  IF BOTH MARYLAND INTERMEDIATE MUNICIPAL BOND FUND AND MARYLAND MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                              Pro Forma
                                                                             Maryland Int.  Maryland Int.
                                                              Maryland Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases,
  as a % of offering price...................................      4.75%          3.25%          3.25%
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      none           none           none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      0.25%          0.25%          0.25%
 . Other expenses.............................................      0.57%          0.34%          0.32%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      1.32%          0.99%          0.97%
 . Fee waivers and/or reimbursements..........................     (0.47)%        (0.24)%        (0.22)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      0.85%          0.75%          0.75%
                                                                  =====          =====          =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $558   $830   $1,122   $1,953
Maryland Int. Muni. Bond Fund.....................  $399   $607   $  832   $1,479
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $399   $603   $  824   $1,458

  IF ONLY NORTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                               Pro Forma
                                                                           North Carolina North Carolina Int.
                                                                               Muni.        Muni. Bond Fund
                                                                             Bond Fund        (acquiring)
                                                                           -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      4.75%             3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      0.25%             0.25%
 . Other expenses..........................................................      0.55%             0.55%
                                                                               -----             -----
 . Total annual Fund operating expenses....................................      1.30%             1.20%
 . Fee waivers and/or reimbursements.......................................     (0.45)%           (0.45)%
                                                                               -----             -----
 . Total net expenses/2/...................................................      0.85%             0.75%
                                                                               =====             =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
North Carolina Muni. Bond Fund...........................  $558   $826   $1,114   $1,934
Pro Forma North Carolina Int. Muni. Bond Fund (acquiring)  $399   $651   $  922   $1,696

  IF BOTH NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND NORTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                                   Pro Forma
                                                                               North Carolina North Carolina Int.
                                                               North Carolina    Int. Muni.     Muni. Bond Fund
                                                               Muni. Bond Fund   Bond Fund        (acquiring)
                                                               --------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on
  purchases, as a % of offering price.........................       4.75%          3.25%             3.25%
 . Maximum deferred sales charge (load) as a % of the
  lower of the original purchase price or net asset value/1/..       none           none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.............................................       0.50%          0.40%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.........       0.25%          0.25%             0.25%
 . Other expenses..............................................       0.55%          0.33%             0.32%
                                                                    -----          -----             -----
 . Total annual Fund operating expenses........................       1.30%          0.98%             0.97%
 . Fee waivers and/or reimbursements...........................      (0.45)%        (0.23)%           (0.22)%
                                                                    -----          -----             -----
 . Total net expenses/2/.......................................       0.85%          0.75%             0.75%
                                                                    =====          =====             =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
North Carolina Muni. Bond Fund...........................  $558   $826   $1,114   $1,934
North Carolina Int. Muni. Bond Fund......................  $399   $605   $  828   $1,469
Pro Forma North Carolina Int. Muni. Bond Fund (acquiring)  $399   $603   $  824   $1,458

  IF ONLY SOUTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                                Pro Forma
                                                                                           South Carolina Int.
                                                                           South Carolina    Muni. Bond Fund
                                                                           Muni. Bond Fund     (acquiring)
                                                                           --------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................     4.75%             3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................     none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................     0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................     0.25%             0.25%
 . Other expenses..........................................................     0.60%             0.60%
                                                                               -------           -------
 . Total annual Fund operating expenses....................................     1.35%             1.25%
 . Fee waivers and/or reimbursements.......................................     (0.50)%           (0.50)%
                                                                               -------           -------
 . Total net expenses/2/...................................................        0.85%             0.75%
                                                                               =======           =======

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
South Carolina Muni. Bond Fund...........................  $558   $836   $1,135   $1,983
Pro Forma South Carolina Int. Muni. Bond Fund (acquiring)  $399   $661   $  943   $1,746

  IF BOTH SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND SOUTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                                   Pro Forma
                                                                               South Carolina South Carolina Int.
                                                               South Carolina    Int. Muni.     Muni. Bond Fund
                                                               Muni. Bond Fund   Bond Fund        (acquiring)
                                                               --------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment).....................
 . Maximum sales charge (load) imposed on purchases,
  as a % of offering price....................................       4.75%          3.25%             3.25%
 . Maximum deferred sales charge (load) as a % of the
  lower of the original purchase price or net asset value/1/..       none           none              none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)...........
 . Management fees.............................................       0.50%          0.40%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.........       0.25%          0.25%             0.25%
 . Other expenses..............................................       0.60%          0.32%             0.31%
                                                                    -----          -----             -----
 . Total annual Fund operating expenses........................       1.35%          0.97%             0.96%
 . Fee waivers and/or reimbursements...........................      (0.50)%        (0.22)%           (0.21)%
                                                                    -----          -----             -----
 . Total net expenses/2/.......................................       0.85%          0.75%             0.75%
                                                                    =====          =====             =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
South Carolina Muni. Bond Fund...........................  $558   $836   $1,135   $1,983
South Carolina Int. Muni. Bond Fund......................  $399   $603   $  824   $1,458
Pro Forma South Carolina Int. Muni. Bond Fund (acquiring)  $399   $601   $  819   $1,448

  IF ONLY TENNESSEE MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                              Pro Forma
                                                                                           Tennessee Int.
                                                                           Tennessee Muni. Muni. Bond Fund
                                                                              Bond Fund      (acquiring)
                                                                           --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................       4.75%           3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       0.25%           0.25%
 . Other expenses..........................................................       1.38%           1.38%
                                                                                -----           -----
 . Total annual Fund operating expenses....................................       2.13%           2.03%
 . Fee waivers and/or reimbursements.......................................      (1.28)%         (1.28)%
                                                                                -----           -----
 . Total net expenses/2/...................................................       0.85%           0.75%
                                                                                =====           =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Tennessee Muni. Bond Fund..........................  $558   $993   $1,454   $2,728
Pro Forma Tennessee Int. Muni Bond Fund (acquiring)  $399   $821   $1,269   $2,510

  IF BOTH TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND AND TENNESSEE MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                                Pro Forma
                                                                              Tennessee Int. Tennessee Int.
                                                              Tennessee Muni.   Muni. Bond   Muni. Bond Fund
                                                                 Bond Fund         Fund        (acquiring)
                                                              --------------- -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................       4.75%          3.25%           3.25%
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........       none           none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................       0.50%          0.40%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees........       0.25%          0.25%           0.25%
 . Other expenses.............................................       1.38%          0.50%           0.46%
                                                                   -----          -----           -----
 . Total annual Fund operating expenses.......................       2.13%          1.15%           1.11%
 . Fee waivers and/or reimbursements..........................      (1.28)%        (0.40)%         (0.36)%
                                                                   -----          -----           -----
 . Total net expenses/2/......................................       0.85%          0.75%           0.75%
                                                                   =====          =====           =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $558   $993   $1,454   $2,728
Tennessee Int. Muni. Bond Fund......................  $399   $640   $  901   $1,644
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $399   $632   $  884   $1,603

  IF ONLY TEXAS MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                            Pro Forma
                                                                                         Texas Int. Muni.
                                                                             Texas Muni.    Bond Fund
                                                                              Bond Fund    (acquiring)
                                                                             ----------- ----------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price     4.75%         3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/......................................     none          none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................     0.50%         0.40%
 . Distribution (12b-1) and Shareholder servicing fees.......................     0.25%         0.25%
 . Other expenses............................................................     1.06%         1.06%
                                                                                -----         -----
 . Total annual Fund operating expenses......................................     1.81%         1.71%
 . Fee waivers and/or reimbursements.........................................    (0.96)%       (0.96)%
                                                                                -----         -----
 . Total net expenses/2/.....................................................     0.85%         0.75%
                                                                                =====         =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $558   $929   $1,325   $2,429
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $399   $756   $1,137   $2,204

  IF BOTH TEXAS INTERMEDIATE MUNICIPAL BOND FUND AND TEXAS MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                              Pro Forma
                                                                                             Texas Int.
                                                              Texas Muni. Texas Int. Muni. Muni. Bond Fund
                                                               Bond Fund     Bond Fund       (acquiring)
                                                              ----------- ---------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price..........................................     4.75%         3.25%            3.25%
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........     none          none             none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................     0.50%         0.40%            0.40%
 . Distribution (12b-1) and Shareholder servicing fees........     0.25%         0.25%            0.25%
 . Other expenses.............................................     1.06%         0.31%            0.31%
                                                                 -----         -----            -----
 . Total annual Fund operating expenses.......................     1.81%         0.96%            0.96%
 . Fee waivers and/or reimbursements..........................    (0.96)%       (0.21)%          (0.21)%
                                                                 -----         -----            -----
 . Total net expenses/2/......................................     0.85%         0.75%            0.75%
                                                                 =====         =====            =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.
Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $558   $929   $1,325   $2,429
Texas Int. Muni. Bond Fund......................  $399   $601   $  819   $1,448
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $399   $601   $  819   $1,448

  IF ONLY VIRGINIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor A Shares

                                                                                             Pro Forma
                                                                                           Virginia Int.
                                                                           Virginia Muni. Muni. Bond Fund
                                                                             Bond Fund      (acquiring)
                                                                           -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      4.75%           3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      none            none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      0.25%           0.25%
 . Other expenses..........................................................      0.59%           0.59%
                                                                               -----           -----
 . Total annual Fund operating expenses....................................      1.34%           1.24%
 . Fee waivers and/or reimbursements.......................................     (0.49)%         (0.49)%
                                                                               -----           -----
 . Total net expenses/2/...................................................      0.85%           0.75%
                                                                               =====           =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $558   $834   $1,131   $1,973
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $399   $659   $  939   $1,736

  IF BOTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor A Shares

                                                                                               Pro Forma
                                                                                  Virginia   Virginia Int.
                                                                  Virginia Muni. Int. Muni. Muni. Bond Fund
                                                                    Bond Fund    Bond Fund    (acquiring)
                                                                  -------------- ---------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.................................................      4.75%        3.25%         3.25%
 . Maximum deferred sales charge (load) as a % of the lower of the
  original purchase price or net asset value/1/..................      none         none          none

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees................................................      0.50%        0.40%         0.40%
 . Distribution (12b-1) and Shareholder servicing fees............      0.25%        0.25%         0.25%
 . Other expenses.................................................      0.59%        0.31%         0.30%
                                                                      -----        -----         -----
 . Total annual Fund operating expenses...........................      1.34%        0.96%         0.95%
 . Fee waivers and/or reimbursements..............................     (0.49)%      (0.21)%       (0.20)%
                                                                      -----        -----         -----
 . Total net expenses/2/..........................................      0.85%        0.75%         0.75%
                                                                      =====        =====         =====

--------
/1/ A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Investor A Shares and sell them within eighteen months of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor A Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $558   $834   $1,131   $1,973
Virginia Int. Muni. Bond Fund......................  $399   $601   $  819   $1,448
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $399   $599   $  815   $1,437

  IF ONLY GEORGIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                            Pro Forma
                                                                                          Georgia Int.
                                                                           Georgia Muni. Muni. Bond Fund
                                                                             Bond Fund     (acquiring)
                                                                           ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................      none           none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      5.00%          3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      1.00%          1.00%
 . Other expenses..........................................................      0.67%          0.67%
                                                                               -----          -----
 . Total annual Fund operating expenses....................................      2.17%          2.07%
 . Fee waivers and/or reimbursements.......................................     (0.57)%        (0.57)%
                                                                               -----          -----
 . Total net expenses/2/...................................................      1.60%          1.50%
                                                                               =====          =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Georgia Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $663   $924   $1,312   $2,267
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $453   $794   $1,061   $2,162

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $163   $624   $1,112   $2,267
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $153   $594   $1,061   $2,162

  IF BOTH GEORGIA INTERMEDIATE MUNICIPAL BOND FUND AND GEORGIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                                Pro Forma
                                                                                Georgia Int.  Georgia Int.
                                                                  Georgia Muni.  Muni. Bond  Muni. Bond Fund
                                                                    Bond Fund       Fund       (acquiring)
                                                                  ------------- ------------ ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.................................................      none         none           none
 . Maximum deferred sales charge (load) as a % of the lower of the
  original purchase price or net asset value/1/..................      5.00%        3.00%          3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees................................................      0.50%        0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees............      1.00%        1.00%          1.00%
 . Other expenses.................................................      0.67%        0.35%          0.33%
                                                                      -----        -----          -----
 . Total annual Fund operating expenses...........................      2.17%        1.75%          1.73%
 . Fee waivers and/or reimbursements..............................     (0.57)%      (0.25)%        (0.23)%
                                                                      -----        -----          -----
 . Total net expenses/2/..........................................      1.60%        1.50%          1.50%
                                                                      =====        =====          =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Georgia Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $663   $924   $1,312   $2,267
Georgia Int. Muni. Bond Fund.....................  $453   $727   $  926   $1,843
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $453   $723   $  917   $1,823

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $163   $624   $1,112   $2,267
Georgia Int. Muni. Bond Fund.....................  $153   $527   $  926   $1,843
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $153   $523   $  917   $1,823

  IF ONLY MARYLAND MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                             Pro Forma
                                                                                           Maryland Int.
                                                                           Maryland Muni. Muni. Bond Fund
                                                                             Bond Fund      (acquiring)
                                                                           -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................      none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      5.00%           3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      1.00%           1.00%
 . Other expenses..........................................................      0.57%           0.57%
                                                                               -----           -----
 . Total annual Fund operating expenses....................................      2.07%           1.97%
 . Fee waivers and/or reimbursements.......................................     (0.47)%         (0.47)%
                                                                               -----           -----
 . Total net expenses/2/...................................................      1.60%           1.50%
                                                                               =====           =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Maryland Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $663   $903   $1,270   $2,170
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $453   $773   $1,019   $2,063

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $163   $603   $1,070   $2,170
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $153   $573   $1,019   $2,063

  IF BOTH MARYLAND INTERMEDIATE MUNICIPAL BOND FUND AND MARYLAND MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                                             Maryland Int.  Maryland Int.
                                                              Maryland Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price..........................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      5.00%          3.00%          3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      1.00%          1.00%          1.00%
 . Other expenses.............................................      0.57%          0.34%          0.32%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      2.07%          1.74%          1.72%
 . Fee waivers and/or reimbursements..........................     (0.47)%        (0.24)%        (0.22)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      1.60%          1.50%          1.50%
                                                                  =====          =====          =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Maryland Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $663   $903   $1,270   $2,170
Maryland Int. Muni. Bond Fund.....................  $453   $725   $  921   $1,833
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $453   $720   $  913   $1,813

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $163   $603   $1,070   $2,170
Maryland Int. Muni. Bond Fund.....................  $153   $525   $  921   $1,833
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $153   $520   $  913   $1,813

  IF ONLY NORTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                                Pro Forma
                                                                                           North Carolina Int.
                                                                           North Carolina    Muni. Bond Fund
                                                                           Muni. Bond Fund     (acquiring)
                                                                           --------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................       none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       5.00%             3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       1.00%             1.00%
 . Other expenses..........................................................       0.55%             0.55%
                                                                                -----             -----
 . Total annual Fund operating expenses....................................       2.05%             1.95%
 . Fee waivers and/or reimbursements.......................................      (0.45)%           (0.45)%
                                                                                -----             -----
 . Total net expenses/2/...................................................       1.60%             1.50%
                                                                                =====             =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those North Carolina Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $663   $899   $1,262   $2,150
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $453   $769   $1,011   $2,043

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                           1 year 3 years 5 years 10 years
----                                           ------ ------- ------- --------
North Carolina Muni. Bond Fund................  $163   $599   $1,062   $2,150
North Carolina Int. Muni Bond Fund (acquiring)  $153   $569   $1,011   $2,043

  IF BOTH NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND NORTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                           North Carolina North Carolina North Carolina Int.
                                                             Muni. Bond     Int. Muni.     Muni. Bond Fund
                                                                Fund        Bond Fund        (acquiring)
                                                           -------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price.....................................      none           none              none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value/1/....      5.00%          3.00%             3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................      0.50%          0.40%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....      1.00%          1.00%             1.00%
 . Other expenses..........................................      0.55%          0.33%             0.32%
                                                               -----          -----             -----
 . Total annual Fund operating expenses....................      2.05%          1.73%             1.72%
 . Fee waivers and/or reimbursements.......................     (0.45)%        (0.23)%           (0.22)%
                                                               -----          -----             -----
 . Total net expenses/2/...................................      1.60%          1.50%             1.50%
                                                               =====          =====             =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those North Carolina Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $663   $899   $1,262   $2,150
North Carolina Int. Muni. Bond Fund.....................  $453   $723   $  917   $1,823
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $453   $720   $  913   $1,813

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $163   $599   $1,062   $2,150
North Carolina Int. Muni. Bond Fund.....................  $153   $523   $  917   $1,823
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $153   $520   $  913   $1,813

  IF ONLY SOUTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                                Pro Forma
                                                                                           South Carolina Int.
                                                                           South Carolina    Muni. Bond Fund
                                                                           Muni. Bond Fund     (acquiring)
                                                                           --------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................       none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       5.00%             3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       1.00%             1.00%
 . Other expenses..........................................................       0.60%             0.60%
                                                                                -----             -----
 . Total annual Fund operating expenses....................................       2.10%             2.00%
 . Fee waivers and/or reimbursements.......................................      (0.50)%           (0.50)%
                                                                                -----             -----
 . Total net expenses/2/...................................................       1.60%             1.50%
                                                                                =====             =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those South Carolina Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
South Carolina Muni. Bond Fund...........................  $663   $910   $1,283   $2,199
Pro Forma South Carolina Int. Muni. Bond Fund (acquiring)  $453   $779   $1,032   $2,093

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                      1 year 3 years 5 years 10 years
----                                                      ------ ------- ------- --------
South Carolina Muni. Bond Fund...........................  $163   $610   $1,083   $2,199
Pro Forma South Carolina Int. Muni. Bond Fund (acquiring)  $153   $579   $1,032   $2,093

  IF BOTH SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND SOUTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                           South Carolina South Carolina South Carolina Int.
                                                             Muni. Bond     Int. Muni.     Muni. Bond Fund
                                                                Fund        Bond Fund        (acquiring)
                                                           -------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price.....................................      none           none              none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value/1/....      5.00%          3.00%             3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................      0.50%          0.40%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....      1.00%          1.00%             1.00%
 . Other expenses..........................................      0.60%          0.32%             0.31%
                                                               -----          -----             -----
 . Total annual Fund operating expenses....................      2.10%          1.72%             1.71%
 . Fee waivers and/or reimbursements.......................     (0.50)%        (0.22)%           (0.21)%
                                                               -----          -----             -----
 . Total net expenses/2/...................................      1.60%          1.50%             1.50%
                                                               =====          =====             =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those South Carolina Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $663   $910   $1,283   $2,199
South Carolina Int. Muni. Bond Fund.....................  $453   $720   $  913   $1,813
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $453   $718   $  909   $1,803

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $163   $610   $1,083   $2,199
South Carolina Int. Muni. Bond Fund.....................  $153   $520   $  913   $1,813
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $153   $518   $  909   $1,803

  IF ONLY TENNESSEE MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                                                           Tennessee Int.
                                                                           Tennessee Muni. Muni. Bond Fund
                                                                              Bond Fund      (acquiring)
                                                                           --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price..........................................................       none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       5.00%           3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       1.00%           1.00%
 . Other expenses..........................................................       1.38%           1.38%
                                                                                -----           -----
 . Total annual Fund operating expenses....................................       2.88%           2.78%
 . Fee waivers and/or reimbursements.......................................      (1.28)%         (1.28)%
                                                                                -----           -----
 . Total net expenses/2/...................................................       1.60%           1.50%
                                                                                =====           =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Tennessee Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $663  $1,071  $1,605   $2,933
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $453  $  941  $1,356   $2,835

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $163   $771   $1,405   $2,933
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $153   $741   $1,356   $2,835

  IF BOTH TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND AND TENNESSEE MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                                                           Tennessee Int.
                                                           Tennessee Muni. Tennessee Int.  Muni. Bond Fund
                                                              Bond Fund    Muni. Bond Fund   (acquiring)
                                                           --------------- --------------- ---------------
Shareholder Fees
(fees paid directly from your investment).................
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price.....................................       none            none            none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value/1/....       5.00%           3.00%           3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................       0.50%           0.40%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....       1.00%           1.00%           1.00%
 . Other expenses..........................................       1.38%           0.50%           0.46%
                                                                -----           -----           -----
 . Total annual Fund operating expenses....................       2.88%           1.90%           1.86%
 . Fee waivers and/or reimbursements.......................      (1.28)%         (0.40)%         (0.36)%
                                                                -----           -----           -----
 . Total net expenses/2/...................................       1.60%           1.50%           1.50%
                                                                =====           =====           =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Tennessee Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $663  $1,071  $1,605   $2,933
Tennessee Int. Muni. Bond Fund......................  $453  $  758  $  989   $1,994
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $453  $  750  $  972   $1,954

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $163   $771   $1,405   $2,933
Tennessee Int. Muni. Bond Fund......................  $153   $558   $  989   $1,994
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $153   $550   $  972   $1,954

  IF ONLY TEXAS MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                            Pro Forma
                                                                                           Texas Int.
                                                                             Texas Muni. Muni. Bond Fund
                                                                              Bond Fund    (acquiring)
                                                                             ----------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price     none          none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/......................................     5.00%         3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................     0.50%         0.40%
 . Distribution (12b-1) and Shareholder servicing fees.......................     1.00%         1.00%
 . Other expenses............................................................     1.06%         1.06%
                                                                                -----         -----
 . Total annual Fund operating expenses......................................     2.56%         2.46%
 . Fee waivers and/or reimbursements.........................................    (0.96)%       (0.96)%
                                                                                -----         -----
 . Total net expenses/2/.....................................................     1.60%         1.50%
                                                                                =====         =====

--------
/1 //T/his charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Texas Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $663  $1,005  $1,474   $2,639
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $453  $  875  $1,224   $2,537

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $163   $705   $1,274   $2,639
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $153   $675   $1,224   $2,537

  IF BOTH TEXAS INTERMEDIATE MUNICIPAL BOND FUND AND TEXAS MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                          Pro Forma
                                                                                         Texas Int.
                                                           Texas Muni.   Texas Int.    Muni. Bond Fund
                                                            Bond Fund  Muni. Bond Fund   (acquiring)
                                                           ----------- --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price.......................................     none          none            none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value/1/....     5.00%         3.00%           3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................     0.50%         0.40%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....     1.00%         1.00%           1.00%
 . Other expenses..........................................     1.06%         0.31%           0.31%
                                                              -----         -----           -----
 . Total annual Fund operating expenses....................     2.56%         1.71%           1.71%
 . Fee waivers and/or reimbursements.......................    (0.96)%       (0.21)%         (0.21)%
                                                              -----         -----           -----
 . Total net expenses/2/...................................     1.60%         1.50%           1.50%
                                                              =====         =====           =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Texas Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $663  $1,005  $1,474   $2,639
Texas Int. Muni. Bond Fund......................  $453  $  718  $  909   $1,803
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $453  $  718  $  909   $1,803

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $163   $705   $1,274   $2,639
Texas Int. Muni. Bond Fund......................  $153   $518   $  909   $1,803
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $153   $518   $  909   $1,803

  IF ONLY VIRGINIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor B Shares

                                                                                               Pro Forma
                                                                                             Virginia Int.
                                                                             Virginia Muni. Muni. Bond Fund
                                                                               Bond Fund      (acquiring)
                                                                             -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price      none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/......................................      5.00%           3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................      0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.......................      1.00%           1.00%
 . Other expenses............................................................      0.59%           0.59%
                                                                                 -----           -----
 . Total annual Fund operating expenses......................................      2.09%           1.99%
 . Fee waivers and/or reimbursements.........................................     (0.49)%         (0.49)%
                                                                                 -----           -----
 . Total net expenses/2/.....................................................      1.60%           1.50%
                                                                                 =====           =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Virginia Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $663   $908   $1,279   $2,189
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $453   $777   $1,027   $2,083

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $163   $608   $1,079   $2,189
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $153   $577   $1,027   $2,083

  IF BOTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor B Shares

                                                                                              Pro Forma
                                                                             Virginia Int.  Virginia Int.
                                                              Virginia Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      5.00%          3.00%          3.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      1.00%          1.00%          1.00%
 . Other expenses.............................................      0.59%          0.31%          0.30%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      2.09%          1.71%          1.70%
 . Fee waivers and/or reimbursements..........................     (0.49)%        (0.21)%        (0.20)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      1.60%          1.50%          1.50%
                                                                  =====          =====          =====

--------
/1/ This charge decreases over time. Different charges apply to Investor B
  Shares bought before January 1, 1996 and after July 31, 1997. The maximum deferred sales charge (load) of 5.00% will apply to Acquiring Fund shareholders for those Virginia Municipal Bond Fund shares purchased prior to the closing of the Reorganization.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor B Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $663   $908   $1,279   $2,189
Virginia Int. Muni. Bond Fund.....................  $453   $718   $  909   $1,803
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $453   $716   $  904   $1,793

   If you bought Investor B Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $163   $608   $1,079   $2,189
Virginia Int. Muni. Bond Fund.....................  $153   $518   $  909   $1,803
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $153   $516   $  904   $1,793

  IF ONLY GEORGIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                            Pro Forma
                                                                                          Georgia Int.
                                                                           Georgia Muni. Muni. Bond Fund
                                                                             Bond Fund     (acquiring)
                                                                           ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................      none           none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      1.00%          1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      1.00%          1.00%
 . Other expenses..........................................................      0.67%          0.67%
                                                                               -----          -----
 . Total annual Fund operating expenses....................................      2.17%          2.07%
 . Fee waivers and/or reimbursements.......................................     (0.57)%        (0.57)%
                                                                               -----          -----
 . Total net expenses/2/...................................................      1.60%          1.50%
                                                                               =====          =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $263   $624   $1,112   $2,459
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $253   $594   $1,061   $2,355

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $163   $624   $1,112   $2,459
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $153   $594   $1,061   $2,355

  IF BOTH GEORGIA INTERMEDIATE MUNICIPAL BOND FUND AND GEORGIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                            Pro Forma
                                                                                          Georgia Int.
                                                           Georgia Muni.  Georgia Int.   Muni. Bond Fund
                                                             Bond Fund   Muni. Bond Fund   (acquiring)
                                                           ------------- --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price.......................................      none           none            none
 . Maximum deferred sales charge (load) as a % of the lower
  of the original purchase price or net asset value/1/....      1.00%          1.00%           1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................      0.50%          0.40%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....      1.00%          1.00%           1.00%
 . Other expenses..........................................      0.67%          0.35%           0.33%
                                                               -----          -----           -----
 . Total annual Fund operating expenses....................      2.17%          1.75%           1.73%
 . Fee waivers and/or reimbursements.......................     (0.57)%        (0.25)%         (0.23)%
                                                               -----          -----           -----
 . Total net expenses/2/...................................      1.60%          1.50%           1.50%
                                                               =====          =====           =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $263   $624   $1,112   $2,459
Georgia Int. Muni. Bond Fund.....................  $253   $527   $  926   $2,042
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $253   $523   $  917   $2,022

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                              1 year 3 years 5 years 10 years
----                                              ------ ------- ------- --------
Georgia Muni. Bond Fund..........................  $163   $624   $1,112   $2,459
Georgia Int. Muni. Bond Fund.....................  $153   $527   $  926   $2,042
Pro Forma Georgia Int. Muni Bond Fund (acquiring)  $153   $523   $  917   $2,022

  IF ONLY MARYLAND MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                             Pro Forma
                                                                                           Maryland Int.
                                                                           Maryland Muni. Muni. Bond Fund
                                                                             Bond Fund      (acquiring)
                                                                           -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................      none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      1.00%           1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      1.00%           1.00%
 . Other expenses..........................................................      0.57%           0.57%
                                                                               -----           -----
 . Total annual Fund operating expenses....................................      2.07%           1.97%
 . Fee waivers and/or reimbursements.......................................     (0.47)%         (0.47)%
                                                                               -----           -----
 . Total net expenses/2/...................................................      1.60%           1.50%
                                                                               =====           =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $263   $603   $1,070   $2,363
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $253   $573   $1,019   $2,258

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $163   $603   $1,070   $2,363
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $153   $573   $1,019   $2,258

  IF BOTH MARYLAND INTERMEDIATE MUNICIPAL BOND FUND AND MARYLAND MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                              Pro Forma
                                                                             Maryland Int.  Maryland Int.
                                                              Maryland Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  of offering price..........................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      1.00%          1.00%          1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      1.00%          1.00%          1.00%
 . Other expenses.............................................      0.57%          0.34%          0.32%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      2.07%          1.74%          1.72%
 . Fee waivers and/or reimbursements..........................     (0.47)%        (0.24)%        (0.22)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      1.60%          1.50%          1.50%
                                                                  =====          =====          =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $263   $603   $1,070   $2,363
Maryland Int. Muni. Bond Fund.....................  $253   $525   $  921   $2,032
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $253   $520   $  913   $2,012

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Maryland Muni. Bond Fund..........................  $163   $603   $1,070   $2,363
Maryland Int. Muni. Bond Fund.....................  $153   $525   $  921   $2,032
Pro Forma Maryland Int. Muni Bond Fund (acquiring)  $153   $520   $  913   $2,012

  IF ONLY NORTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                               Pro Forma
                                                                           North Carolina North Carolina Int.
                                                                             Muni. Bond     Muni. Bond Fund
                                                                                Fund          (acquiring)
                                                                           -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................      none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................      1.00%             1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................      0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................      1.00%             1.00%
 . Other expenses..........................................................      0.55%             0.55%
                                                                               -----             -----
 . Total annual Fund operating expenses....................................      2.05%             1.95%
 . Fee waivers and/or reimbursements.......................................     (0.45)%           (0.45)%
                                                                               -----             -----
 . Total net expenses/2/...................................................      1.60%             1.50%
                                                                               =====             =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $263   $599   $1,062   $2,343
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $253   $569   $1,011   $2,239

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $163   $599   $1,062   $2,343
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $153   $569   $1,011   $2,239

  IF BOTH NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND NORTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                              Pro Forma
                                                                                            North Carolina
                                                              North Carolina North Carolina   Int. Muni.
                                                                Muni. Bond     Int. Muni.     Bond Fund
                                                                   Fund        Bond Fund     (acquiring)
                                                              -------------- -------------- --------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      1.00%          1.00%          1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      1.00%          1.00%          1.00%
 . Other expenses.............................................      0.55%          0.33%          0.32%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      2.05%          1.73%          1.72%
 . Fee waivers and/or reimbursements..........................     (0.45)%        (0.23)%        (0.22)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      1.60%          1.50%          1.50%
                                                                  =====          =====          =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $263   $599   $1,062   $2,343
North Carolina Int. Muni. Bond Fund.....................  $253   $523   $  917   $2,022
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $253   $520   $  913   $2,012

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
North Carolina Muni. Bond Fund..........................  $163   $599   $1,062   $2,343
North Carolina Int. Muni. Bond Fund.....................  $153   $523   $  917   $2,022
Pro Forma North Carolina Int. Muni Bond Fund (acquiring)  $153   $520   $  913   $2,012

  IF ONLY SOUTH CAROLINA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                                Pro Forma
                                                                                           South Carolina Int.
                                                                           South Carolina    Muni. Bond Fund
                                                                           Muni. Bond Fund     (acquiring)
                                                                           --------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................       none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       1.00%             1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       1.00%             1.00%
 . Other expenses..........................................................       0.60%             0.60%
                                                                                -----             -----
 . Total annual Fund operating expenses....................................       2.10%             2.00%
 . Fee waivers and/or reimbursements.......................................      (0.50)%           (0.50)%
                                                                                -----             -----
 . Total net expenses/2/...................................................       1.60%             1.50%
                                                                                =====             =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $263   $610   $1,083   $2,392
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $253   $579   $1,032   $2,287

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $163   $610   $1,083   $2,392
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $153   $579   $1,032   $2,287

  IF BOTH SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND AND SOUTH CAROLINA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                                   Pro Forma
                                                                               South Carolina South Carolina Int.
                                                               South Carolina    Int. Muni.     Muni. Bond Fund
                                                               Muni. Bond Fund   Bond Fund        (acquiring)
                                                               --------------- -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a
  % of offering price.........................................       none           none              none
 . Maximum deferred sales charge (load) as a % of the
  lower of the original purchase price or net asset value/1/..       1.00%          1.00%             1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.............................................       0.50%          0.40%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.........       1.00%          1.00%             1.00%
 . Other expenses..............................................       0.60%          0.32%             0.31%
                                                                    -----          -----             -----
 . Total annual Fund operating expenses........................       2.10%          1.72%             1.71%
 . Fee waivers and/or reimbursements...........................      (0.50)%        (0.22)%           (0.21)%
                                                                    -----          -----             -----
 . Total net expenses/2/.......................................       1.60%          1.50%             1.50%
                                                                    =====          =====             =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
2 The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $263   $610   $1,083   $2,392
South Carolina Int. Muni. Bond Fund.....................  $253   $520   $  913   $2,012
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $253   $518   $  909   $2,002

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                     1 year 3 years 5 years 10 years
----                                                     ------ ------- ------- --------
South Carolina Muni. Bond Fund..........................  $163   $610   $1,083   $2,392
South Carolina Int. Muni. Bond Fund.....................  $153   $520   $  913   $2,012
Pro Forma South Carolina Int. Muni Bond Fund (acquiring)  $153   $518   $  909   $2,002

  IF ONLY TENNESSEE MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                              Pro Forma
                                                                                           Tennessee Int.
                                                                           Tennessee Muni. Muni. Bond Fund
                                                                              Bond Fund      (acquiring)
                                                                           --------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering
  price...................................................................       none            none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/....................................       1.00%           1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees.........................................................       0.50%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees.....................       1.00%           1.00%
 . Other expenses..........................................................       1.38%           1.38%
                                                                                -----           -----
 . Total annual Fund operating expenses....................................       2.88%           2.78%
 . Fee waivers and/or reimbursements.......................................      (1.28)%         (1.28)%
                                                                                -----           -----
 . Total net expenses/2/...................................................       1.60%           1.50%
                                                                                =====           =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Tennessee Muni. Bond Fund..........................  $263   $771   $1,405   $3,113
Pro Forma Tennessee Int. Muni Bond Fund (acquiring)  $253   $741   $1,356   $3,016

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                 1 year 3 years 5 years 10 years
----                                                 ------ ------- ------- --------
Tennessee Muni. Bond Fund...........................  $163   $771   $1,405   $3,113
Pro Forma Tennessee Int. Muni. Bond Fund (acquiring)  $153   $741   $1,356   $3,016

  IF BOTH TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND AND TENNESSEE MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                                Pro Forma
                                                                              Tennessee Int. Tennessee Int.
                                                              Tennessee Muni.   Muni. Bond   Muni. Bond Fund
                                                                 Bond Fund         Fund        (acquiring)
                                                              --------------- -------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a %
  offering price.............................................       none           none            none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........       1.00%          1.00%           1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................       0.50%          0.40%           0.40%
 . Distribution (12b-1) and Shareholder servicing fees........       1.00%          1.00%           1.00%
 . Other expenses.............................................       1.38%          0.50%           0.46%
                                                                   -----          -----           -----
 . Total annual Fund operating expenses.......................       2.88%          1.90%           1.86%
 . Fee waivers and/or reimbursements..........................      (1.28)%        (0.40)%         (0.36)%
                                                                   -----          -----           -----
 . Total net expenses/2/......................................       1.60%          1.50%           1.50%
                                                                   =====          =====           =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Tennessee Muni. Bond Fund..........................  $263   $771   $1,405   $3,113
Tennessee Int. Muni. Bond Fund.....................  $253   $558   $  989   $2,190
Pro Forma Tennessee Int. Muni Bond Fund (acquiring)  $253   $550   $  972   $2,150

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Tennessee Muni. Bond Fund..........................  $163   $771   $1,405   $3,113
Tennessee Int. Muni. Bond Fund.....................  $153   $558   $  989   $2,190
Pro Forma Tennessee Int. Muni Bond Fund (acquiring)  $153   $550   $  972   $2,150

  IF ONLY TEXAS MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                            Pro Forma
                                                                                         Texas Int. Muni.
                                                                             Texas Muni.    Bond Fund
                                                                              Bond Fund    (acquiring)
                                                                             ----------- ----------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price     none          none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/......................................     1.00%         1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................     0.50%         0.40%
 . Distribution (12b-1) and Shareholder servicing fees.......................     1.00%         1.00%
 . Other expenses............................................................     1.06%         1.06%
                                                                                -----         -----
 . Total annual Fund operating expenses......................................     2.56%         2.46%
 . Fee waivers and/or reimbursements.........................................    (0.96)%       (0.96)%
                                                                                -----         -----
 . Total net expenses/2/.....................................................     1.60%         1.50%
                                                                                =====         =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $263   $705   $1,274   $2,823
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $253   $675   $1,224   $2,724

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $163   $705   $1,274   $2,823
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $153   $675   $1,224   $2,724

  IF BOTH TEXAS INTERMEDIATE MUNICIPAL BOND FUND AND TEXAS MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                              Pro Forma
                                                                                           Texas Int. Muni.
                                                              Texas Muni. Texas Int. Muni.    Bond Fund
                                                               Bond Fund     Bond Fund       (acquiring)
                                                              ----------- ---------------- ----------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................     none          none             none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........     1.00%         1.00%            1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................     0.50%         0.40%            0.40%
 . Distribution (12b-1) and Shareholder servicing fees........     1.00%         1.00%            1.00%
 . Other expenses.............................................     1.06%         0.31%            0.31%
                                                                 -----         -----            -----
 . Total annual Fund operating expenses.......................     2.56%         1.71%            1.71%
 . Fee waivers and/or reimbursements..........................    (0.96)%       (0.21)%          (0.21)%
                                                                 -----         -----            -----
 . Total net expenses/2/......................................     1.60%         1.50%            1.50%
                                                                 =====         =====            =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $263   $705   $1,274   $2,823
Texas Int. Muni. Bond Fund......................  $253   $518   $  909   $2,002
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $253   $518   $  909   $2,002

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                             1 year 3 years 5 years 10 years
----                                             ------ ------- ------- --------
Texas Muni. Bond Fund...........................  $163   $705   $1,274   $2,823
Texas Int. Muni. Bond Fund......................  $153   $518   $  909   $2,002
Pro Forma Texas Int. Muni. Bond Fund (acquiring)  $153   $518   $  909   $2,002

  IF ONLY VIRGINIA MUNICIPAL BOND FUND IS REORGANIZED:

  Investor C Shares

                                                                                                 Pro Forma
                                                                                            Virginia Int. Muni.
                                                                             Virginia Muni.      Bond Fund
                                                                               Bond Fund        (acquiring)
                                                                             -------------- -------------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of offering price      none              none
 . Maximum deferred sales charge (load) as a % of the lower of the original
  purchase price or net asset value/1/......................................      1.00%             1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees...........................................................      0.50%             0.40%
 . Distribution (12b-1) and Shareholder servicing fees.......................      1.00%             1.00%
 . Other expenses............................................................      0.59%             0.59%
                                                                                 -----             -----
 . Total annual Fund operating expenses......................................      2.09%             1.99%
 . Fee waivers and/or reimbursements.........................................     (0.49)%           (0.49)%
                                                                                 -----             -----
 . Total net expenses/2/.....................................................      1.60%             1.50%
                                                                                 =====             =====

--------
/1/ This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $263   $608   $1,079   $2,382
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $253   $577   $1,027   $2,277

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                               1 year 3 years 5 years 10 years
----                                               ------ ------- ------- --------
Virginia Muni. Bond Fund..........................  $163   $608   $1,079   $2,382
Pro Forma Virginia Int. Muni Bond Fund (acquiring)  $153   $577   $1,027   $2,277

  IF BOTH VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND AND VIRGINIA MUNICIPAL BOND FUND ARE REORGANIZED:

  Investor C Shares

                                                                                              Pro Forma
                                                                             Virginia Int.  Virginia Int.
                                                              Virginia Muni.  Muni. Bond   Muni. Bond Fund
                                                                Bond Fund        Fund        (acquiring)
                                                              -------------- ------------- ---------------
Shareholder Fees
(fees paid directly from your investment)
 . Maximum sales charge (load) imposed on purchases, as a % of
  offering price.............................................      none           none           none
 . Maximum deferred sales charge (load) as a % of the lower of
  the original purchase price or net asset value/1/..........      1.00%          1.00%          1.00%

Annual Fund Operating Expenses
(Expenses that are deducted from the Fund's assets)
 . Management fees............................................      0.50%          0.40%          0.40%
 . Distribution (12b-1) and Shareholder servicing fees........      1.00%          1.00%          1.00%
 . Other expenses.............................................      0.59%          0.31%          0.30%
                                                                  -----          -----          -----
 . Total annual Fund operating expenses.......................      2.09%          1.71%          1.70%
 . Fee waivers and/or reimbursements..........................     (0.49)%        (0.21)%        (0.20)%
                                                                  -----          -----          -----
 . Total net expenses/2/......................................      1.60%          1.50%          1.50%
                                                                  =====          =====          =====

--------
/1 /This charge applies to investors who buy Investor C Shares and sell them within one year of buying them.
/2/ The Funds' investment adviser and/or some of its other service providers have agreed to waive fees and/or reimburse expenses until July 31, 2002. The figures shown here are after waivers and/or reimbursements. There is no guarantee that these waivers and/or reimbursements will continue after this date.

Example

   This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. This example assumes: you invest $10,000 in Investor C Shares of the fund for the time periods indicated and then sell all of your shares at the end of those periods; you reinvest all dividends and distributions in the fund; your investment has a 5% return each year; the fund's operating expenses remain the same as shown in the table above; and the waivers and/or reimbursements shown above expire July 31, 2002 and are not reflected in the 3, 5 and 10 year examples.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $263   $608   $1,079   $2,382
Virginia Int. Muni. Bond Fund......................  $253   $518   $  909   $2,002
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $253   $516   $  904   $1,992

   If you bought Investor C Shares, you would pay the following expenses if you didn't sell your shares:

Fund                                                1 year 3 years 5 years 10 years
----                                                ------ ------- ------- --------
Virginia Muni. Bond Fund...........................  $163   $608   $1,079   $2,382
Virginia Int. Muni. Bond Fund......................  $153   $518   $  909   $2,002
Pro Forma Virginia Int. Muni. Bond Fund (acquiring)  $153   $516   $  904   $1,992

                                  APPENDIX C

        Comparison of Fundamental Policies and Limitations of the Funds
                            and the Acquiring Funds

Fundamental Investment Policies and Limitations

The Funds may not:                                             The Acquiring Funds may not:
------------------                                             ----------------------------
1. Under normal market conditions, a Fund will invest          1. Under normal circumstances, a Fund will invest at
   at least 80% of its net assets plus investment                 least 80% of its net assets plus investment
   borrowings in securities that pay interest exempt              borrowings in securities that pay interest exempt
   from federal income tax and applicable state                   from federal income tax, other than the federal
   individual income tax, if any.                                 alternative minimum tax, and applicable state
                                                                  individual income tax, if any.

2. Underwrite securities issued by any other person,           2. Underwrite any issue of securities within the
   except to the extent that the purchase of securities           meaning of the 1933 Act except when it might
   and the later disposition of such securities in                technically be deemed to be an underwriter either
   accordance with the Fund's investment program                  (a) in connection with the disposition of a portfolio
   may be deemed an underwriting. This restriction                security, or (b) in connection with the purchase of
   shall not limit a Fund's ability to invest in securities       securities directly from the issuer thereof in
   issued by other registered investment companies.               accordance with its investment objective. This
                                                                  restriction shall not limit the Fund's ability to
                                                                  invest in securities issued by other registered
                                                                  investment companies.

3. Invest in real estate or real estate limited partnership    3. Purchase or sell real estate, except a Fund may
   interests. (A Fund may, however, purchase and sell             purchase securities of issuers which deal or invest
   securities secured by real estate or interests therein         in real estate and may purchase securities which are
   or issued by issuers which invest in real estate or            secured by real estate or interests in real estate.
   interests therein.) This restriction does not apply to
   real estate limited partnerships listed on a national
   stock exchange (e.g., the NYSE).

4. Purchase or sell commodity contracts except that            4. Purchase or sell commodities, except that a Fund
   each Fund may, to the extent appropriate under its             may to the extent consistent with its investment
   investment policies, purchase publicly traded                  objective, invest in securities of companies that
   securities of companies engaging in whole or in part           purchase or sell commodities or which invest in
   in such activities, may enter into futures contracts           such programs, and purchase and sell options,
   and related options, may engage in transactions on a           forward contracts, futures contracts, and options on
   when-issued or forward commitment basis, and may               futures contracts. This limitation does not apply to
   enter into forward currency contracts in accordance            foreign currency transactions including without
   with its investment policies                                   limitation forward currency contracts.

5. Make loans, except that a Fund may purchase and             5. Make loans, except to the extent permitted by the
   hold debt instruments (whether such instruments are            1940 Act, the rules and regulations thereunder and
   part of a public offering or privately placed), may            any exemptive relief obtained by the Funds.
   enter into repurchase agreements and may lend
   portfolio securities in accordance with its investment
   policies.

The Funds may not:                                            The Acquiring Funds may not:
------------------                                            ----------------------------
6. Borrow money or issue senior securities as defined         6. Borrow money or issue senior securities except to
   in the 1940 Act except that (a) a Fund may borrow             the extent permitted by the 1940 Act, the rules and
   money from banks for temporary purposes in                    regulations thereunder and any exemptive relief
   amounts up to one-third of the value of such Fund's           obtained by the Funds.
   total assets at the time of borrowing, provided that
   borrowings in excess of 5% of the value of such
   Fund's total assets will be repaid prior to the
   purchase of additional portfolio securities by such
   Fund, (b) a Fund may enter into commitments to
   purchase securities in accordance with the Fund's
   investment program, including delayed delivery and
   when-issued securities, which commitments may be
   considered the issuance of senior securities, and (c) a
   Fund may issue multiple classes of shares in
   accordance with SEC regulations or exemptions
   under the 1940 Act. The purchase or sale of futures
   contracts and related options shall not be considered
   to involve the borrowing of money or issuance of
   senior securities. Each Fund may enter into reverse
   repurchase agreements or dollar roll transactions.
   The purchase or sale of futures contracts and related
   options shall not be considered to involve the
   borrowing of money or issuance of senior securities.

7. Purchase any securities which would cause 25% or           7. Purchase any securities which would cause 25% or
   more of the value of the Fund's total assets at the           more of the value of its total assets at the time of
   time of such purchase to be invested in the securities        purchase to be invested in the securities of one or
   of one or more issuers conducting their principal             more issuers conducting their principal business
   activities in the same industry, provided that this           activities in the same industry, provided that: (a)
   limitation does not apply to investments in                   there is no limitation with respect to obligations
   obligations issued or guaranteed by the U.S.                  issued or guaranteed by the U.S. Government, any
   Government, any state or territory of the United              state or territory of the United States, or any of
   States, or any of their agencies, instrumentalities or        their agencies, instrumentalities or political
   political subdivisions. In addition, this limitation          subdivisions, and (b) notwithstanding this
   does not apply to investments by "money market                limitation or any other fundamental investment
   funds" as that term is used under the 1940 Act, in            limitation, assets may be invested in the securities
   obligations of domestic banks.                                of one or more management investment copies to
                                                                 the extent permitted by the 1940 Act, the rules and
                                                                 regulations thereunder and any exemptive relief
                                                                 obtained by the Funds.

8. Purchase any securities on margin (except for such         8. No corresponding policy.
   short-term credits as are necessary for the clearance
   of purchases and sales of portfolio securities) or sell
   any securities short (except against the box.) For
   purposes of this restriction, the deposit or payment
   by the Fund of initial or maintenance margin
   connection with futures contracts and related options
   and options on securities is not considered to be the
   purchase of a security on margin.

PRX-1

                       Statement of Additional Information
                             Dated January 14, 2002

                               NATIONS FUND TRUST
                               NATIONS FUNDS TRUST
                            One Bank of America Plaza
                       101 South Tryon Street, 33rd Floor
                         Charlotte, North Carolina 28255
                                 1-800-321-7854

 March 28, 2002 Special Meeting of Shareholders of Nations Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund, Nations
    North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund, Nations Tennessee Intermediate Municipal Bond
     Fund, Nations Texas Intermediate Municipal Bond Fund, Nations Virginia Intermediate Municipal Bond Fund, Nations Georgia Municipal Bond Fund, Nations
   Maryland Municipal Bond Fund, Nations North Carolina Municipal Bond Fund, Nations South Carolina Municipal Bond Fund, Nations Tennessee Municipal Bond
Fund, Nations Texas Municipal Bond Fund and Nations Virginia Municipal Bond Fund

     This SAI is not a prospectus but should be read in conjunction with the Proxy/Prospectus dated the date hereof, for the Special Meetings of Shareholders of the Funds to be held on March 28, 2002. Copies of the Proxy/Prospectus may be obtained at no charge by writing or calling Nations Fund Trust at the address or telephone number set forth above. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy/Prospectus.

                 Incorporation of Documents by Reference in SAI

     Further information about the Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares of the Funds is contained in (and incorporated herein by reference) the SAI for the Funds dated August 1, 2001, as supplemented.

     The Annual Reports for the Funds, including their audited financial statements and related Report of Independent Accountants for the year ended March 31, 2001 are incorporated herein by reference. The Semi-Annual Reports for the Funds, including their unaudited financial statements for the period ended September 30, 2001 are incorporated herein by reference.

                                Table of Contents

General Information .......................................................... 3
Introductory Note to Pro Forma Financial Information ......................... 4

                               General Information

     The Reorganization contemplates the transfer of the assets and liabilities of the Funds to the Acquiring Funds in exchange for shares of designated classes of the corresponding Acquiring Funds of equal value.

     The shares issued by an Acquiring Fund will have an aggregate dollar value equal to the aggregate dollar value of the shares of each corresponding Fund that are outstanding immediately before the closing of the Reorganization.

     Immediately after the Closing, each Fund will distribute the shares of its corresponding Acquiring Fund received in the Reorganization to its shareholders in liquidation of such Fund. Each shareholder owning shares of a Fund at the Closing will receive shares of the designated class of the corresponding Acquiring Fund, and will receive any unpaid dividends or distributions that were declared before the Closing on the Funds' shares. Nations Funds Trust will establish an account for each former shareholder of the Funds reflecting the number of Acquiring Fund shares distributed to that shareholder. If the Reorganization Agreement is approved and consummated, the Funds will transfer all of their assets and liabilities, as of the Closing, and all outstanding shares of the Funds will be redeemed and canceled in exchange for shares of the corresponding Acquiring Fund, and if all of the other funds of Nations Fund Trust also approve the reorganization of their fund, Nations Fund Trust will be de-registered under the 1940 Act and dissolved under Massachusetts law.

     For further information about the transaction, see the Proxy/Prospectus.

              Introductory Note to Pro Forma Financial Information

     The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Funds to the Acquiring Funds accounted for as if the transfer had occurred as of September 30, 2001. In addition, the pro forma combined statement of operations has been prepared as if the transfer had occurred at the beginning of the fiscal year ended September 30, 2001 and is based upon the proposed fee and expense structure of the Acquiring Funds.

     The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Funds and the Acquiring Funds included or incorporated herein by reference in this Statement of Additional Information. The combination of the above Funds and the Acquiring Funds will be accounted for as a tax-free reorganization.

     Pro forma information giving effect to the proposed transfer of assets and liabilities of Nations Texas Intermediate Municipal Bond Fund and Nations Texas Municipal Bond Fund to Nations Intermediate Municipal Bond Fund (acquiring), is not presented in this SAI because, as of November 1, 2001, the aggregate net asset value of Nations Texas Municipal Bond Fund was less than 10% of the aggregate net asset value of Nations Intermediate Municipal Bond Fund.

     Pro forma information giving effect to the proposed transfer of assets and liabilities of the Intermediate-Term Municipal Bond Funds to the corresponding Acquiring Fund is not presented in this SAI because this transaction would result in a "shell" transaction with no change to the Schedule of Investments and Statements of Assets and Liabilities or Statement of Operations of the Intermediate-Term Municipal Bond Funds.

               Nations Georgia Municipal Bond Fund/Nations Georgia
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                        Nations
                                                                                                                        Georgia
                                                                                                                   Intermediate
               Nations                                                                                                Municipal
    Nations    Georgia                                                                                    Nations          Bond
    Georgia  Intermediate                                                                      Nations    Georgia          Fund
   Municipal  Municipal                                                                        Georgia Intermediate (acquiring)
     Bond       Bond      Combined                                                            Municipal  Municipal     Combined
     Fund       Fund      Pro Forma                                                              Bond       Bond             Pro
   Principal  Principal   Principal                                              Moody's        Fund*      Fund           Forma
    amount     amount      amount                                                 S&P           Value     Value           Value
    (000)      (000)       (000)                Description                      Ratings        (000)      (000)           (000)
-------------------------------------------------------------------------------------------------------------------------------
                                 Municipal bonds and notes - 97.0%
                                 Georgia - 97.0%
    $1,000                $1,000   Atlanta, Georgia, Airport Facilities Revenue
                                     Refunding, Series 2000A, (FGIC Insured),
                                     5.600% 01/01/30                              Aaa  AAA    $1,037       $-           $1,037
     1,000                 1,000   Cartersville, Georgia, Development Authority,
                                     Sewer Facilities Revenue Refunding,
                                     (Anheuser-Busch Companies, Inc. Project)
                                     Series 1997, AMT,
                                     6.125% 05/01/27                              A1   A+      1,045        -            1,045
     1,000                 1,000   Chatham County, Georgia, Hospital Medical
                                     Authority, Revenue, (Memorial Health
                                     Medical Center Project) Series 2001A,
                                     6.125% 01/01/24                              A3   A-      1,043        -            1,043
                                   Clayton County, Georgia, Water and Sewer
     1,000                 1,000     Authority, Revenue, Series 2000,
                                     5.600% 05/01/18                              Aa3  AA      1,065        -            1,065
       500                   500   Columbia County, Georgia, School District,
                                     GO, Series 1994A, (MBIA Insured),
                                     Prerefunded 04/01/04 @ 102,
                                     6.250% 04/01/13                              Aaa  AAA       552        -              552
     1,000                 1,000   DeKalb County, Georgia, Development
                                     Authority, Revenue, (Emory University
                                     Project) Series 1994A,
                                     6.000% 10/01/14                              Aa1  AA      1,065        -            1,065
                                   East Point, Georgia, Building Authority,
     2,490                 2,490     Revenue, Series 2000, (FSA Insured),
                                     5.700%+ 02/01/19                             Aaa  AAA       952        -              952
     1,000                 1,000   Effingham County, Georgia, Development
                                     Authority, Solid Waste Disposal Revenue,
                                     (Fort James Corporation Project)
                                     Series 1998, AMT,
                                     5.625% 07/01/18                              Baa3 BBB-      964        -              964
     1,000                 1,000   Forsyth County, Georgia, School District, GO,
                                     Series 1999,
                                     6.000% 02/01/15                              Aa2  AA-     1,124        -            1,124
     1,000                 1,000   Fulco, Georgia, Hospital Authority, Revenue
                                     Anticipation Certificates,
                                     (St. Joseph Hospital Project) Series 1994,
                                     5.500% 10/01/14                              Aaa  NR      1,077        -            1,077
       500                   500   Fulton County, Georgia, Development Authority
                                     Revenue, (Clark Atlanta University Project)
                                     Series 1995, (CONNIE LEE Insured),
                                     5.125% 01/01/10                              Baa3 AAA       530        -              530
     1,300                 1,300   Fulton County, Georgia, Water and Sewer
                                     Revenue, Series 1998,
                                     4.750% 01/01/20                              A1   AA-     1,242        -            1,242
     1,000                 1,000   Georgia State, GO, Series 1999D,
                                     5.800% 11/01/13                              Aaa  AAA     1,123        -            1,123
     1,050                 1,050   Georgia State, Housing and Finance Authority,
                                     Single-Family Mortgage Revenue,
                                     Series 1998B-3,
                                     4.400% 06/01/17                              Aa2  AAA     1,054        -            1,054
     1,075                 1,075   Georgia State, Housing and Finance Authority,
                                     Single-Family Mortgage Revenue,
                                     Series 1998B-2, AMT,
                                     6.100% 06/01/31                              Aa2  AAA     1,121        -            1,121
     1,000                 1,000   Georgia, George L. Smith II World Congress
                                     Center Authority, Revenue Refunding,
                                     (Domed Stadium Project) Series 2000, AMT,
                                     (MBIA Insured),
                                     6.000% 07/01/05                              Aaa  AAA     1,091        -            1,091
     1,000                 1,000   Henry County, Georgia, Hospital Authority,
                                     Revenue, (Henry Medical Center Project)
                                     Series 1997, (AMBAC Insured),
                                     6.000% 07/01/29                              Aaa  AAA     1,097        -            1,097
       500                   500   Lawrenceville, Georgia, Housing Authority,
                                     Multi-Family Housing Revenue, (Knollwood
                                     Park, LP Project) Series 1997, AMT
                                     (FNMA COLL), Mandatory Put 06/01/15 @100,
                                     6.250% 12/01/29                              NR   AAA       533        -              533
     1,000                 1,000   Metropolitan Atlanta Rapid Transit Authority,
                                     Georgia, Revenue, Series 1998B,
                                     (MBIA Insured),
                                     5.100% 07/01/15                              Aaa  AAA     1,035        -            1,035
       500                   500   Peach County, Georgia, School District, GO,
                                     Series 1994, (State Aid Withholding,
                                     MBIA Insured),
                                     6.500% 02/01/08                              Aaa  AAA       576        -              576
     1,000                 1,000   Private Colleges and Universities Facilities
                                     Authority, Georgia, Revenue Refunding,
                                     (Mercer University Project) Series 1999A,
                                     5.250% 10/01/20                              A3   NR      1,001        -            1,001
     1,000                 1,000   Private Colleges and Universities Facilities
                                     Authority, Georgia, Revenue Refunding,
                                     (Mercer University Project) Series 1999A,
                                     5.375% 10/01/29                              A3   NR        999        -              999
     1,000                 1,000   Richmond County, Georgia, Development
                                     Authority, Environment Improvement Revenue,
                                     (International Paper Company Project)
                                     Series 2001A,
                                     5.150% 03/01/15                              Baa2 BBB       997        -              997
     1,000                 1,000   Roswell, Georgia, GO, Series 1995,
                                     5.600% 02/01/10                              Aaa  AAA     1,068        -            1,068

               Nations Georgia Municipal Bond Fund/Nations Georgia
                  Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                          Nations
                                                                                                                          Georgia
            Nations                                                                                                  Intermediate
 Nations    Georgia                                                                                      Nations   Municipal Bond
 Georgia  Intermediate                                                                       Nations     Georgia             Fund
Municipal   Municipal  Combined                                                              Georgia  Intermediate       (acquir-
  Bond        Bond       Pro                                                                Municipal   Municipal            ing)
  Fund        Fund      Forma                                                                 Bond        Bond       Combined Pro
Principal   Principal Principal                                                   Moody's     Fund*       Fund              Forma
 amount       amount    amount                                                      S&P       Value      Value              Value
 (000)        (000)      (000)                           Description              Ratings     (000)       (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
                                Municipal bonds and notes - (continued)
                                Georgia - (continued)

  $500                  $500      Savannah, Georgia, Hospital Authority, Hospital
                                    Improvement Revenue Refunding, (Candler
                                    Hospital Project) Series 1992, Prerefunded
                                    01/01/03 @ 102, 7.000% 01/01/23                Ba1  BB     $538       $-               $538
 1,000                 1,000      Savannah, Georgia, Hospital Authority, Revenue,
                                    (St. Josephs - Candler Health Systems Project)
                                    Series 1998B, (FSA Insured), 5.250% 07/01/10   Aaa  NR    1,075        -              1,075
   500                   500      Union County, Georgia, Housing Authority, Multi-
                                    Family Housing Revenue Refunding, (Hidden Lake
                                    Apartments Ltd. Project) Series 1994A,
                                    (FHA/FNMA COLL), 7.125% 12/01/25               Aaa  NR      528        -                528
 1,000                 1,000      White County, Georgia, Industrial Development
                                    Authority, Revenue Refunding, (Springs
                                    Industries, Inc. Project) Series 1992, 6.850%
                                    06/01/10                                       NR   BB+   1,018        -              1,018
                                                                                            -----------------------------------
                                                                                             26,550        -             26,550
                                                                                            -----------------------------------
                                Total municipal bonds and notes
                                  (Cost $24,762 and $0, respectively)                        26,550        -             26,550
Shares      Shares    Shares                                                                -----------------------------------
(000)        (000)    (000)
-----------------------------
                                Investment companies - 2.1%
                                  (Cost $563 and $0, respectively)
  563                    563      Nations Municipal Reserves#                                   563        -                563
                                                                                            -----------------------------------

                                                                                            $27,113        -            $27,113
                                                                                            -----------------------------------
-------------------
* If the Georgia Municipal Bond Fund approves the Reorganization, and the Georgia Intermediate Municipal Bond Fund does not, the
  Georgia Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will, in all likelihood, be required to sell a significant portion of the Georgia Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring Fund's investment objective and principal investment strategies.
+ Zero coupon security. The rate shown reflects the yield to maturity.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America
  Capital Management, LLC.

                          Nations Georgia Municipal Bond Fund / Nations Georgia
                              Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Statement of Net Assets (unaudited)
                                         September 30, 2001

                                                                                              Nations
                                                                                              Georgia
                                                                                           Intermediate
                                                                Nations                      Municipal
                                                 Nations        Georgia                      Bond Fund
                                                 Georgia     Intermediate                   (acquiring)
                                                Municipal      Municipal   Adjustments to     Proforma
                                                Bond Fund      Bond Fund      Pro Forma       Combined
                                               (in 000's)     (in 000's)     (in 000's)      (in 000's)
                                              -----------------------------------------    ------------
Total Investments                             $     27,113    $       --   $         --    $     27,113
Other Assets and Liabilities:
Receivable for investment securities sold              548                           --             548
Receivable for Fund shares sold                         85                           --              85
Interest receivable                                    442                           --             442
Receivable from investment advisor                       3                           42 (a)          45
Payable for Fund shares redeemed                       (25)                          --             (25)
Administration fee payable                              (5)                          --              (5)
Shareholder servicing and distribution
  fees payable                                         (12)                          --             (12)
Distributions payable                                  (99)                          --             (99)
Payable for investment securities purchased           (635)                          --            (635)
Accrued Trustees' fees and expenses                    (37)                          --             (37)
Accrued expenses and other liabilities                 (20)                         (42)(a)         (62)
                                              -----------------------------------------    ------------
Total Other Assets and Liabilities                     245            --             --             245
                                              -----------------------------------------    ------------
Net Assets                                    $     27,358    $       --   $         --    $     27,358
                                              =========================================    ============

Net Assets by Class:
Primary A                                     $ 17,130,044    $       --   $         --    $ 17,130,044
Investor A                                       1,832,221            --             --       1,832,221
Investor B                                       8,134,493            --             --       8,134,493
Investor C                                         260,936            --             --         260,936
                                              -----------------------------------------    ------------
                                              $ 27,357,694    $       --   $         --    $ 27,357,694
                                              -----------------------------------------    ------------
Shares Outstanding by Class:
Primary A                                        1,698,646            --             --       1,698,646
Investor A                                         181,698            --             --         181,698
Investor B                                         806,448            --             --         806,448
Investor C                                          25,884            --             --          25,884
                                              -----------------------------------------    ------------
                                                 2,712,676            --             --       2,712,676
                                              -----------------------------------------    ------------

Net Asset Value per Share by Class:
Primary A                                     $      10.08    $       --   $         --    $      10.08
Investor A                                    $      10.08    $       --   $         --    $      10.08
Investor B                                    $      10.09    $       --   $         --    $      10.09
Investor C                                    $      10.08    $       --   $         --    $      10.08

(a) Adjustment reflects estimated costs of Reorganization.

                               See Notes to Pro Forma Financial Statements

              Nations Georgia Municipal Bond Fund / Nations Georgia
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                        Nations
                                                                                                                        Georgia
                                                                                                                     Intermediate
                                                                                       Nations                         Municipal
                                                                     Nations           Georgia                         Bond Fund
                                                                     Georgia        Intermediate                      (acquiring)
                                                                    Municipal         Municipal    Adjustments to      Proforma
                                                                    Bond Fund         Bond Fund       Pro Forma        Combined
                                                                   (in 000's)        (in 000's)      (in 000's)       (in 000's)
                                                                   --------------------------------------------       ----------
Investment Income:
Interest                                                           $    1,498        $      --         $     --       $    1,498
                                                                   --------------------------------------------       ----------
Expenses:
Investment advisory fee                                                   138               --              (27)(a)          111
Administration fee                                                         61               --               --               61
Transfer agent fee                                                          8               --               --                8
Custodian fees                                                              1               --               --                1
Legal and audit fees                                                       45               --               --               45
Registration and filing fees                                                2               --               --                2
Trustees' fees and expenses                                                24               --               --               24
Printing expense                                                           13               --               --               13
Other                                                                       3               --               42 (b)           45
                                                                   --------------------------------------------       ----------
  Subtotal                                                                295               --               15              310
                                                                   --------------------------------------------       ----------

Shareholder servicing and distribution fees:
Investor A Shares                                                           5               --               --                5
Investor B Shares                                                          91               --               --               91
Investor C Shares                                                           2               --               --                2
                                                                   --------------------------------------------       ----------
  Total expenses                                                          393               --               15              408
                                                                   --------------------------------------------       ----------

Fees waived and/or expenses reimbursed by
  investment advisor, administrator, and/or
  distributor                                                            (131)              --              (42)(b)         (173)
                                                                   --------------------------------------------       ----------
  Net Expenses                                                            262               --              (27)             235
                                                                   --------------------------------------------       ----------

Net Investment Income                                                   1,236               --               27            1,263
                                                                   --------------------------------------------       ----------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                                    94               --                                94
Net change in unrealized appreciation/
  (depreciation) of investments                                         1,123               --                             1,123
                                                                   --------------------------------------------       ----------
Net realized and unrealized gain/(loss)
  on investments                                                        1,217               --                             1,217
                                                                   --------------------------------------------       ----------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                                  $    2,453        $      --         $     27       $    2,480
                                                                   ============================================       ==========
Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects estimated costs of Reorganization.

                                     See Notes to Pro Forma Financial Statements

                       Nations Georgia Municipal Bond Fund
          Nations Georgia Intermediate Municipal Bond Fund (acquiring) Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization ("Reorganization") of Nations Georgia Municipal Bond Fund (the "Fund") and Nations Georgia Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations Georgia Municipal Bond Fund and Nations Georgia Intermediate Municipal Bond Fund approve the Reorganization - that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

                      Nations Georgia Municipal Bond Fund/Nations
      Georgia Intermediate Municipal Bond Fund/Nations Georgia Intermediate
                        Municipal Bond Fund (acquiring)
               Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                             Georgia
                                                                                                                        Intermediate
           Nations                                                                                                         Municipal
 Nations   Georgia                                                                                              Nations         Bond
 Georgia Intermediate                                                                                 Nations   Georgia         Fund
Municipal  Municipal                                                                                Georgia Intermediate (acquiring)
  Bond       Bond    Combined                                                                       Municipal  Municipal    Combined
  Fund       Fund    Pro Forma                                                                         Bond      Bond            Pro
Principal  Principal Principal                                                                Moody's  Fund      Fund          Forma
 amount     amount    amount                                                                    S&P    Value     Value         Value
 (000)      (000)     (000)                             Description                           Ratings  (000)     (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - 98.6%
                              Georgia - 93.2%
  $ -     $ 1,000   $ 1,000   Alpharetta, Georgia, GO, Series 1992,
                                 6.000% 05/01/03                                                Aa2  AA    $ -   $ 1,056   $ 1,056
            1,000     1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding,
                                 Series 1996, (AMBAC Insured), 5.000% 01/01/03                  Aaa AAA            1,032     1,032
            1,000     1,000   Atlanta, Georgia, Airport Facilities Revenue Refunding,
                                 Series 1996, (AMBAC Insured), 6.000% 01/01/03                  Aaa AAA            1,044     1,044
1,000       4,000     5,000   Atlanta, Georgia, Airport Facilities Revenue Refunding,
                                 Series 2000A, (FGIC Insured), 5.600% 01/01/30                  Aaa AAA   1,037    4,147     5,184
            2,000     2,000   Atlanta, Georgia, Urban Residential Finance Authority,
                                 Multi-Family Revenue Refunding, (Housing City Plaza
                                 Project) Series 1998, AMT, (FNMA COLL), Mandatory Put
                                 12/01/08 @ 100, 4.550% 12/01/28                                 NR AAA            2,004     2,004
            2,750     2,750   Atlanta, Georgia, Water and Wastewater Authority, Revenue,
                                 Series 1999A, (FGIC Insured),
                                 5.000% 11/01/38                                                Aaa AAA            2,651     2,651
            2,750     2,750   Bibb County, Georgia, GO, Series 1993,
                                 5.500% 01/01/08                                                Aa3  AA            2,889     2,889
            1,000     1,000   Brunswick and Glynn County, Georgia, Development Authority,
                                 Revenue Refunding, (Georgia-Pacific Corporation Project)
                                 Series 1998, AMT,
                                 5.550% 03/01/26                                               Baa3  NR              922       922
            1,500     1,500   Burke County, Georgia, Development Authority, PCR, (Oglethorpe
                                 Power Corporation Project) Series 1994B,
                                 4.700% 01/01/04                                                 A3   A            1,552     1,552
            2,500     2,500   Cartersville, Georgia, Development Authority, Sewer Facilities
                                 Revenue Refunding, (Anheuser-Busch Companies, Inc. Project)
                                 Series 1997, AMT,
                                 5.625% 05/01/09                                                 A1  A+            2,696     2,696
1,000                 1,000   Cartersville, Georgia, Development Authority, Sewer Facilities
                                 Revenue Refunding, (Anheuser-Busch Companies, Inc. Project)
                                 Series 1997, AMT,
                                 6.125% 05/01/27                                                 A1  A+   1,045              1,045
1,000       2,000     3,000   Chatham County, Georgia, Hospital Medical Authority, Revenue,
                                 (Memorial Health Medical Center Project) Series 2001A,
                                 6.125% 01/01/24                                                 A3  A-   1,043    2,086     3,129
            1,000     1,000   Cherokee County, Georgia, School System GO Refunding, Series
                                 1992, 5.900% 06/01/02                                           A2  NR            1,025     1,025
            1,000     1,000   Cherokee County, Georgia, School System GO, Series 1993, (AMBAC
                                 Insured), 5.875% 02/01/09                                      Aaa AAA            1,111     1,111
              640       640   Cherokee County, Georgia, Water and Sewer Authority, Revenue
                                 Refunding, Series 1993, (MBIA Insured),
                                 5.300% 08/01/09                                                Aaa AAA              686       686
            1,000     1,000   Clarke County, Georgia, Hospital Authority, Revenue, (Athens
                                 Regional Medical Center Project) Series 1993, (MBIA Insured),
                                 Prerefunded 01/01/03 @ 102,
                                 5.750% 01/01/08                                                Aaa AAA            1,061     1,061
            1,000     1,000   Clarke County, Georgia, School District, GO Refunding, Series 1993,
                                 (FGIC Insured),
                                 5.100% 07/01/04                                                Aaa AAA            1,061     1,061
            3,190     3,190   Clayton County, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates, (Southern Regional Medical Center Project) Series
                                 1998A, (MBIA Insured), 5.250% 08/01/09                         Aaa AAA            3,456     3,456
            1,000     1,000   Clayton County, Georgia, Water and Sewer Authority, Revenue
                                 Refunding, Series 1993, (MBIA Insured),
                                 5.400% 05/01/07                                                Aaa AAA            1,048     1,048
            2,000     2,000   Clayton County, Georgia, Water and Sewer Authority, Revenue,
                                 Series 2000, 6.250% 05/01/17                                   Aa3  AA            2,258     2,258
1,000                 1,000   Clayton County, Georgia, Water and Sewer Authority, Revenue,
                                 Series 2000, 5.600% 05/01/18                                   Aa3  AA   1,065              1,065
            2,000     2,000   Cobb County and Marietta, Georgia, Water Authority, Revenue
                                 Refunding, Series 1993,
                                 5.000% 11/01/03                                                Aa1  AA            2,105     2,105

Nations Georgia Municipal Bond Fund/Nations Georgia Intermediate Municipal Bond
        Fund/Nations Georgia Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                             Georgia
                                                                                                                        Intermediate
           Nations                                                                                                         Municipal
 Nations   Georgia                                                                                              Nations         Bond
 Georgia Intermediate                                                                               Nations     Georgia         Fund
Municipal  Municipal                                                                                Georgia Intermediate (acquiring)
  Bond       Bond    Combined                                                                       Municipal   Municipal   Combined
  Fund       Fund    Pro Forma                                                                        Bond       Bond            Pro
Principal  Principal Principal                                                                Moody's Fund       Fund          Forma
 amount     amount    amount                                                                   S&P    Value      Value         Value
 (000)      (000)     (000)                             Description                          Ratings  (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Georgia - (continued)
  $ -     $ 1,000   $ 1,000   Cobb County, Georgia, Detention Buildings and Facilities GO,
                                 Series 1993, 5.300% 01/01/08                                     Aaa   AAA   $ -  $ 1,038  $ 1,038
            1,200     1,200   Cobb County, Georgia, Kennestone Hospital Authority, Revenue,
                                 Series 1992A, 5.600% 04/01/05                                    Aa2   AA-          1,237    1,237
            1,000     1,000   Cobb County, Georgia, Kennestone Hospital Authority, Revenue,
                                 Series 1992A, 5.700% 04/01/06                                    Aa2   AA-          1,030    1,030
            2,000     2,000   Cobb County, Georgia, School District, GO, Series 1991B,
                                 6.150% 02/01/03                                                  Aa1    AA          2,098    2,098
            2,000     2,000   Cobb County, Georgia, School District, GO, Series 1995,
                                 4.800% 02/01/04                                                  Aa1    AA          2,092    2,092
            1,000     1,000   Cobb County, Georgia, Water and Sewer Authority, Revenue
                                 Refunding, Series 1993A,
                                 5.400% 07/01/08                                                  Aaa   AAA          1,046    1,046
     500                500   Columbia County, Georgia, School District, GO, Series 1994A,
                                 (MBIA Insured), Prerefunded 04/01/04 @ 102,
                                 6.250% 04/01/13                                                  Aaa   AAA    552              552
            2,250     2,250   Columbus, Georgia, Water and Sewer Authority, Revenue Refunding,
                                 Series 1992, (FGIC Insured),
                                 6.000% 05/01/03                                                  Aaa   AAA          2,375    2,375
            1,000     1,000   Columbus, Georgia, Water and Sewer Authority, Revenue Refunding
                                 Series 1993,
                                 5.100% 05/01/03                                                  A1    A+           1,039    1,039
              525       525   Dalton, Georgia, Building Authority, Revenue, Series 1993,
                                 5.000% 07/01/02                                                  Aa3    NR            536      536
            1,500     1,500   Dalton, Georgia, Multiple Utilities Revenue Refunding, Series 1997,
                                 (MBIA Insured),
                                 4.450% 01/01/03                                                  Aaa   AAA          1,538    1,538
   1,000    4,000     5,000   DeKalb County, Georgia, Development Authority, Revenue, (Emory
                                 University Project) Series 1994A,
                                 6.000% 10/01/14                                                  Aa1    AA  1,065   4,259    5,324
            1,000     1,000   DeKalb County, Georgia, School District, GO Refunding, Series 1993,
                                 5.000% 07/01/03                                                  Aa2    AA          1,044    1,044
            1,000     1,000   Downtown Savannah Authority, Georgia, Revenue Refunding,
                                 (Chatham County Project) Series 1993A,
                                 5.000% 01/01/11                                                   A1    AA          1,026    1,026
            3,490     3,490   East Point, Georgia, Building Authority, Revenue, Series 2000,
                                 (FSA Insured), 5.600%+ 02/01/18                                  Aaa   AAA          1,432    1,432
   2,490              2,490   East Point, Georgia, Building Authority, Revenue, Series 2000,
                                 (FSA Insured), 5.700%+ 02/01/19                                  Aaa   AAA    952              952
   1,000    4,440     5,440   Effingham County, Georgia, Development Authority, Solid Waste
                                 Disposal Revenue, (Fort James Corporation Project) Series 1998,
                                 5.625% 07/01/18                                                 Baa3  BBB-    964   4,278    5,242
            1,000     1,000   Fayette County, Georgia, School District, GO Refunding, Series 1992,
                                 AMT, (FGIC Insured),
                                 6.100% 03/01/03                                                  Aaa   AAA          1,035    1,035
   1,000    1,000     2,000   Forsyth County, Georgia, School District, GO, Series 1999,
                                 6.000% 02/01/15                                                  Aa2   AA-  1,124   1,125    2,249
            1,000     1,000   Fulco, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates, (Georgia Baptist Health Care Project) Series 1992A,
                                 Prerefunded 09/01/02 @ 102,
                                 6.000% 09/01/03                                                 Baa1    NR          1,053    1,053
            2,000     2,000   Fulco, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates, (St. Joseph Hospital Project) Series 1994,
                                 4.900% 10/01/03                                                  Aaa    NR          2,098    2,098
   1,000    1,000     2,000   Fulco, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates, (St. Joseph Hospital Project) Series 1994,
                                 5.500% 10/01/14                                                  Aaa    NR  1,077   1,077    2,154
            2,000     2,000   Fulco, Georgia, Hospital Authority, Revenue Anticipation
                                 Certificates, Health Systems Revenue, (Catholic Health East
                                  Project) Series 1998A, (MBIA Insured),
                                 4.600% 11/15/09                                                  Aaa   AAA          2,075    2,075
            1,000     1,000   Fulton and DeKalb Counties, Georgia, Hospital Authority, GO
                                 Refunding Certificates, (Grady Memorial Hospital Project)
                                 Series 1993, (MBIA Insured),
                                 5.250% 01/01/04                                                  Aaa   AAA          1,051    1,051




 Nations Georgia Municipal Bond Fund/Nations Georgia Intermediate Municipal Bond Fund/Nations Georgia Intermediate
                                        Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                               September 30, 2001



                  Nations
   Nations        Georgia
   Georgia      Intermediate
Municipal Bond Municipal Bond Combined Pro
     Fund           Fund          Forma
  Principal      Principal      Principal
    amount         amount        amount
    (000)          (000)          (000)                              Description
----------------------------------------------------------------------------------------------------------------------------------
                                          Municipal bonds and notes - (continued)
                                          Georgia - (continued)
           $ -      $ 1,025       $ 1,025           Fulton County, Georgia, Building Authority, Revenue, (County
                                                       Government and Health Facilities Project) Series 1992A,
                                                       5.700% 01/01/04
           500                        500           Fulton County, Georgia, Development Authority, Revenue, (Clark Atlanta
                                                       University Project) Series 1995, (CONNIE LEE Insured),
                                                       5.125% 01/01/10
                      1,735         1,735           Fulton County, Georgia, Development Authority, Revenue, (Georgia
                                                       Tech Foundation Facilities Project) Series 1997A,
                                                       5.000% 09/01/17
                      2,900         2,900           Fulton County, Georgia, Housing Authority, Multi-Family Housing
                                                       Revenue, (Concorde Place Apartments Project) Series 1996A, AMT,
                                                       Prerefunded 07/01/08 @100,
                                                       6.375% 01/01/27
                      1,500         1,500           Fulton County, Georgia, School District, GO Refunding, Series 1991,
                                                       6.250% 05/01/04
         1,300                      1,300           Fulton County, Georgia, Water and Sewer Revenue, Series 1998,
                                                       4.750% 01/01/20
                      1,500         1,500           Georgia State, GO Refunding, Series 1992A,
                                                       6.250% 03/01/06
                      1,200         1,200           Georgia State, GO, Series 1992B,
                                                       6.000% 03/01/04
                      2,750         2,750           Georgia State, GO, Series 1993C,
                                                       6.500% 07/01/05
         1,000        2,000         3,000           Georgia State, GO, Series 1999D,
                                                       5.800% 11/01/13
                        835           835           Georgia State, Housing and Finance Authority, Revenue, (Home
                                                       Ownership Program) Series 1992B, AMT,
                                                       6.600% 06/01/25
         1,050                      1,050           Georgia State, Housing and Finance Authority, Single-Family Mortgage
                                                       Revenue, Series 1998B-3,
                                                       4.400% 06/01/17
         1,075                      1,075           Georgia State, Housing and Finance Authority, Single-Family Mortgage
                                                       Revenue, Series 1998B-2, AMT,
                                                       6.100% 06/01/31
                      1,000         1,000           Georgia State, Tollway Authority, Revenue Refunding, (Georgia 400
                                                       Project) Series 1998,
                                                       5.000% 07/01/07
         1,000        3,880         4,880           Georgia, George L. Smith II World Congress Center Authority,
                                                       Revenue Refunding, (Domed Stadium Project) Series 2000, AMT,
                                                       (MBIA Insured),
                                                       6.000% 07/01/05
                      1,500         1,500           Georgia, Municipal Gas Authority, Gas Tax Revenue, (Southern Storage
                                                       Gas Project) Series 1994,
                                                       6.000% 07/01/04
                      1,000         1,000           Griffin-Spalding County, Georgia, School System, GO, Series 1996,
                                                       (State Aid Withholding, FSA Insured),
                                                       5.250% 02/01/10
                      1,000         1,000           Hall County, Georgia, School District, GO Refunding, Series 1992B,
                                                       6.300% 12/01/05
                      2,000         2,000           Hall County, Georgia, School District, GO, Series 1994, (AMBAC
                                                       Insured), Prerefunded 12/01/04 @ 102,
                                                       6.700% 12/01/14
                      1,000         1,000           Henry City and County, Georgia, Water and Sewer Authority,
                                                       Improvement Revenue Refunding, Series 1993A,
                                                       5.000% 02/01/07
                      1,550         1,550           Henry County, Georgia, Hospital Authority, Revenue, (Henry Medical
                                                       Center Project) Series 1997,  (AMBAC Insured), Prerefunded 07/01/07 @ 102,
                                                       5.250% 07/01/09
         1,000        2,000         3,000           Henry County, Georgia, Hospital Authority, Revenue, (Henry Medical
                                                       Center Project) Series 1997, (AMBAC Insured),
                                                       6.000% 07/01/29
                      1,000         1,000           Henry County, Georgia, School District, GO, Series 1992A,
                                                       5.700% 08/01/02
                      2,000         2,000           Houston County, Georgia, School District, GO, Series 1996, (State Aid
                                                       Withholding, MBIA Insured),
                                                       5.500% 03/01/16



                                                                             Georgia
                                                                          Intermediate
                                                      Nations            Municipal Bond
                               Nations                Georgia                 Fund
                               Georgia             Intermediate            (acquiring)
                            Municipal Bond        Municipal Bond          Combined Pro
                                 Fund                  Fund                   Forma
    Moody's   S&P               Value                  Value                  Value
    Ratings                     (000)                  (000)                  (000)
--------------------------------------------------------------------------------------------




     Aa3       AA                    $ -               $ 1,081                 $ 1,081


    Baa3      AAA                    530                                           530


     Aa1      AA+                                        1,752                   1,752



      NR      AAA                                        3,319                   3,319

     Aa2       AA                                        1,630                   1,630

      A1      AA-                  1,242                                         1,242

     Aaa      AAA                                        1,684                   1,684

     Aaa      AAA                                        1,291                   1,291

     Aaa      AAA                                        3,088                   3,088

     Aaa      AAA                  1,123                 2,247                   3,370


      NR      AA+                                          867                     867


     Aa2      AAA                  1,054                                         1,054


     Aa2      AAA                  1,121                                         1,121


     Aaa      AAA                                        1,077                   1,077



     Aaa      AAA                  1,091                 4,233                   5,324


      NR       A-                                        1,619                   1,619


     Aaa      AAA                                        1,028                   1,028

      A1       NR                                        1,126                   1,126


     Aaa      AAA                                        2,277                   2,277


      A2       NR                                        1,048                   1,048


     Aaa      AAA                                        1,712                   1,712


     Aaa      AAA                  1,097                 2,195                   3,292

     Aa3      AA-                                        1,029                   1,029


     Aaa      AAA                                        2,024                   2,024


                                   Nations Georgia Municipal Bond Fund/
Nations Georgia Intermediate Municipal Bond Fund/Nations Georgia Intermediate Municipal Bond Fund (acquiring)
                     Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                         September 30, 2001

                                                                                                                             Nations
                                                                                                                             Georgia
                                                                                                                        Intermediate
                                                                                                                           Municipal
           Nations                                                                                                              Bond
 Nations   Georgia                                                                                               Nations        Fund
 Georgia Intermediate                                                                                   Nations  Georgia    (acquir-
Municipal  Municipal                                                                                    Georgia Intermediate    ing)
  Bond       Bond    Combined                                                                           Municipal Municipal Combined
  Fund       Fund    Pro Forma                                                                            Bond     Bond          Pro
Principal  Principal Principal                                                                  Moody's   Fund     Fund        Forma
 amount     amount    amount                                                                      S&P     Value    Value       Value
 (000)      (000)     (000)                             Description                             Ratings   (000)    (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Georgia - (continued)
  $ 500   $     -   $   500   Lawrenceville, Georgia, Housing Authority, Multi-Family Housing
                                Revenue, (Knollwood Park, LP Project) Series 1997, AMT (FNMA COLL),
                                Mandatory Put 06/01/15 @100,
                                6.250% 12/01/29                                                   NR   AAA  $  533 $    -    $   533
          1,000     1,000     Macon, Georgia, Water Authority, Water and Sewer Revenue
                                Refunding, Series 1994A,
                                4.700% 10/01/04                                                   Aa3  AA-           1,056     1,056
          1,000     1,000     Macon-Bibb County, Georgia, Industrial Authority, Industrial Revenue,
                                (Weyerhaeuser Company Project) Series 1982,
                                9.000% 10/01/07                                                   A3   A-            1,289     1,289
          1,000     1,000     Meriwether County, Georgia, School District, GO, Series 1996, (State
                                Aid Withholding, FSA Insured),
                                5.500% 02/01/16                                                   Aaa  AAA           1,053     1,053
          3,000     3,000     Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue
                                Refunding, Series 1992P, (AMBAC Insured),
                                5.900% 07/01/03                                                   Aaa  AAA           3,179     3,179
            540       540     Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,
                                Series 1983D,
                                7.000% 07/01/11                                                   Aaa  AAA             666       666
          2,500     2,500     Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,
                                Series 1998B, (MBIA Insured),
                                5.100% 07/01/13                                                   Aaa  AAA           2,623     2,623
  1,000   2,000     3,000     Metropolitan Atlanta Rapid Transit Authority, Georgia, Revenue,
                                Series 1998B,
                                (MBIA Insured),
                                5.100% 07/01/15                                                   Aaa  AAA   1,035   2,070     3,105
          1,000     1,000     Monroe County, Georgia, Development Authority, PCR, (Oglethorpe
                                Power Corporation Project) Series 1992A,
                                6.800% 01/01/12                                                   A3   A             1,174     1,174
          1,100     1,100     Paulding County, Georgia, School District, GO, Series 1992A,
                                6.400% 02/01/04                                                   A2   A             1,189     1,189
    500               500     Peach County, Georgia, School District, GO, Series 1994, (State Aid
                                Withholding, MBIA Insured),
                                6.500% 02/01/08                                                   Aaa  AAA     576               576
          1,000     1,000     Private Colleges and Universities Facilities Authority, Georgia,
                                Revenue, (Agnes Scott College Project) Series 1999, (MBIA Insured),
                                4.800% 06/01/16                                                   Aaa  AAA           1,006     1,006
          1,400     1,400     Private Colleges and Universities Facilities Authority, Georgia,
                                Revenue, (Emory University Project) Series 1992C,
                                5.750% 10/01/02                                                   Aa1  AA            1,449     1,449
  1,000             1,000     Private Colleges and Universities Facilities Authority, Georgia,
                                Revenue Refunding, (Mercer University Project) Series 1999A,
                                5.250% 10/01/20                                                   A3   NR    1,001             1,001
  1,000             1,000     Private Colleges and Universities Facilities Authority, Georgia,
                                Revenue Refunding, (Mercer University Project) Series 1999A,
                                5.375% 10/01/29                                                   A3   NR      999               999
          1,000     1,000     Richmond County, Georgia, Board of Education, GO Refunding, Series 1993,
                                (FGIC Insured),
                                4.700% 11/01/06                                                   Aaa  AAA           1,047     1,047
  1,000   2,000     3,000     Richmond County, Georgia, Development Authority, Environment
                                Improvement Revenue, (International Paper Company Project)
                                Series 2001A,
                                5.150% 03/01/15                                                   Baa2 BBB     997   1,993     2,990
  1,000   2,000     3,000     Roswell, Georgia, GO, Series 1995,
                                5.600% 02/01/10                                                   Aaa  AAA   1,068   2,135     3,203
          2,000     2,000     Roswell, Georgia, GO, Series 2000,
                                5.500% 02/01/12                                                   Aaa  AAA           2,179     2,179
          1,000     1,000     Savannah, Georgia, Economic Development Authority, Revenue
                                Refunding, (Union Camp Corporation Project) Series 1993,
                                5.150% 05/01/02                                                   Baa2 NR            1,014     1,014
    500               500     Savannah, Georgia, Hospital Authority, Hospital Improvement
                                Revenue Refunding, (Candler Hospital Project) Series 1992,
                                Prerefunded 01/01/03 @ 102,
                                7.000% 01/01/23                                                   Ba1  BB      538               538
          1,250     1,250     Savannah, Georgia, Hospital Authority, Revenue Refunding, (Candler
                                Hospital Project) Series 1992, Prerefunded 01/01/03 @ 102,
                                7.000% 01/01/11                                                   Ba1  BB            1,345     1,345


                                    Nations Georgia Municipal Bond Fund/
Nations Georgia Intermediate Municipal Bond Fund/Nations Georgia Intermediate Municipal Bond Fund (acquiring)
                   Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                           September 30, 2001

                                                                                                                             Nations
                                                                                                                             Georgia
                                                                                                                        Intermediate
                                                                                                                           Municipal
           Nations                                                                                                             Bond
 Nations   Georgia                                                                                               Nations       Fund
 Georgia Intermediate                                                                                   Nations  Georgia    (acquir-
Municipal  Municipal                                                                                    Georgia Intermediate    ing)
  Bond       Bond    Combined                                                                           Municipal Municipal Combined
  Fund       Fund    Pro Forma                                                                            Bond     Bond          Pro
Principal  Principal Principal                                                                  Moody's   Fund     Fund        Forma
 amount     amount    amount                                                                      S&P     Value    Value       Value
 (000)      (000)     (000)                             Description                             Ratings   (000)    (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Georgia - (continued)

  $ -     $ 1,225   $ 1,225   Savannah, Georgia, Hospital Authority, Revenue, (St. Josephs -
                                Candler Health Systems Project) Series 1998A, (FSA Insured),
                                5.250% 07/01/11                                                   Aaa  NR  $ -    $ 1,310   $  1,310
            1,310     1,310   Savannah, Georgia, Hospital Authority, Revenue, (St. Josephs -
                                Candler Health Systems Project) Series 1998A, (FSA Insured),
                                5.250% 07/01/12                                                   Aaa  NR           1,390      1,390
 1,000                1,000   Savannah, Georgia, Hospital Authority, Revenue, (St. Josephs -
                                Candler Health Systems Project) Series 1998B, (FSA Insured),
                                5.250% 07/01/10                                                   Aaa  NR   1,075              1,075
            1,500     1,500   Savannah, Georgia, Resource Recovery Development Authority,
                                Revenue Refunding, (Savannah Energy Systems Company Project)
                                Series 1992,
                                5.850% 12/01/01                                                    A1  AA-          1,509      1,509
            1,000     1,000   Savannah, Georgia, Water and Sewer Improvement Revenue
                                Refunding, Series 1993,
                                5.100% 12/01/09                                                   Aa3  AA-          1,032      1,032
   500                  500   Union County, Georgia, Housing Authority, Multi-Family Housing
                                Revenue Refunding, (Hidden Lake Apartments Ltd. Project)
                                Series 1994A, (FHA/FNMA COLL),
                                7.125% 12/01/25                                                   Aaa  NR     528                528
 1,000      2,570     3,570   White County, Georgia, Industrial Development Authority, Revenue
                                Refunding, (Springs Industries, Inc. Project) Series 1992,
                                6.850% 06/01/10                                                   NR   BB+  1,018   2,616      3,634
                                                                                                           -------------------------
                                                                                                           26,550 142,123    168,673
                                                                                                           -------------------------
                              Florida - 1.1%
            2,000     2,000   Florida State, Board of Education Lottery Revenue, Series 2001B,
                                5.000% 07/01/20                                                   Aaa  AAA          1,996      1,996
                                                                                                           -------------------------

                              Louisiana - 1.7%
            2,000     2,000   Calcasieu Parish, Lousiana, Industrial Development Board, PCR
                                Refunding, (Occidental Petroleum Project) Series 2001,
                                4.800% 12/01/06                                                   Baa2 BBB          2,072      2,072
            1,000     1,000   Plaquemines, Louisiana, Port Harbour and District Marine Terminal
                                Facilities Revenue Refunding, (Electro-Coal Project)
                                Series 2001B, 5.000% 09/01/07                                     A3   A-           1,025      1,025
                                                                                                           -------------------------
                                                                                                                    3,097      3,097
                                                                                                           -------------------------
                              Minnesota - 1.0%
            1,785     1,785   Minneapolis, Minnesota, GO, Series 1998,
                                4.750% 12/01/26                                                   Aa1  AAA          1,712      1,712
                                                                                                           -------------------------

                              Texas - 0.6%
            1,000     1,000   Brazos River Authority, Texas, PCR Refunding, (Texas Electric
                                Company Project) Series 2001A, AMT, Mandatory Put 04/01/04 @ 100,
                                4.950% 10/01/30                                                   NR   BBB          1,023      1,023
                                                                                                           -------------------------

                              Virginia - 1.0%
            1,750     1,750   Louisa, Virginia, Industrial Development Authority, Solid Waste and
                                Sewage Disposal Revenue, (Virginia Electric and Power Company
                                Project) Series 2001A, AMT, Mandatory Put 03/01/02 @ 100,
                                4.000% 03/01/31                                                   P1   A-           1,754      1,754
                                                                                                           -------------------------

                              Total municipal bonds and notes
                                (Cost $24,762 and $143,989, respectively)                                  26,550 151,705    178,255
                                                                                                           -------------------------

  Shares    Shares   Shares
  (000)     (000)     (000)
------------------------------
                              Investment companies - 0.4%
                                (Cost $563 and $171, respectively)
   563       171       734         Nations Municipal Reserves#                                                563     171        734
                                                                                                           -------------------------


                              Total investments - 99.0%
                                (Cost $25,325 and $144,160, respectively)                                $ 27,113 $151,876  $178,989
                                                                                                           -------------------------

------------------------------
 + Zero coupon security. The rate shown reflects the yield to maturity.
 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

      Nations Georgia Municipal Bond Fund / Nations Georgia Intermediate Municipal Bond Fund / Nations Georgia Intermediate
                                               Municipal Bond Fund (acquiring)
                                Pro Forma Combining Statement of Net Assets (unaudited)
                                                     September 30, 2001


                                                                                                              Nations
                                                                                                              Georgia
                                                                                                            Intermediate
                                                                  Nations                                    Municipal
                                                   Nations        Georgia                                    Bond Fund
                                                   Georgia      Intermediate                                (acquiring)
                                                  Municipal      Municipal        Adjustments to              Proforma
                                                  Bond Fund      Bond Fund           Pro Forma                Combined
                                                 (in 000's)      (in 000's)         (in 000's)               (in 000's)
                                              -------------------------------------------------------      --------------
Total Investments                             $      27,113    $     151,876        $        --            $     178,989

Other Assets and Liabilities:
Receivable for investment securities sold               548              251                                         799
Receivable for Fund shares sold                          85              103                                         188
Interest receivable                                     442            2,248                                       2,690
Receivable from investment advisor                        3             --                    103  (a)               106
Payable for Fund shares redeemed                        (25)            (140)                                       (165)
Investment advisory fee payable                        --                (21)                                        (21)
Administration fee payable                               (5)             (25)                                        (30)
Shareholder servicing and distribution
   fees payable                                         (12)             (13)                                        (25)
Distributions payable                                   (99)            (573)                                       (672)
Payable for investment securities purchased            (635)            (247)                                       (882)
Accrued Trustees' fees and expenses                     (37)             (40)                                        (77)
Accrued expenses and other liabilities                  (20)             (39)                (103) (a)              (162)
                                              -------------------------------------------------------      --------------
Total Other Assets and Liabilities                      245            1,504                 --                    1,749
                                              -------------------------------------------------------      --------------
Net Assets                                    $      27,358    $     153,380        $        --            $     180,738
                                              =======================================================      ===============

Net Assets by Class:
Primary A                                     $  17,130,044    $ 133,614,472        $        --            $ 150,744,516
Investor A                                        1,832,221       12,174,053                 --               14,006,274
Investor B                                        8,134,493        6,676,892                 --               14,811,385
Investor C                                          260,936          914,275                 --                1,175,211
                                              -------------------------------------------------------      --------------
                                              $  27,357,694    $ 153,379,692        $        --            $ 180,737,386
                                              -------------------------------------------------------      --------------

Shares Outstanding by Class:
Primary A                                         1,698,646       12,245,332             (128,523) (b)        13,815,455
Investor A                                          181,698        1,115,603              (13,758) (b)         1,283,543
Investor B                                          806,448          611,899              (60,848) (b)         1,357,499
Investor C                                           25,884           83,782               (1,967) (b)           107,699
                                              -------------------------------------------------------      --------------
                                                  2,712,676       14,056,616             (205,096)            16,564,196
                                              -------------------------------------------------------      --------------

Net Asset Value per Share by Class:
Primary A                                     $       10.08    $       10.91        $        --            $       10.91
Investor A                                    $       10.08    $       10.91        $        --            $       10.91
Investor B                                    $       10.09    $       10.91        $        --            $       10.91
Investor C                                    $       10.08    $       10.91        $        --            $       10.91

(a)  Adjustment reflects estimated costs of Reorganization.
(b) Reflects the issuance of Nations Georgia Intermediate Municipal Bond Fund shares to holders of shares of Nations Georgia Municipal Bond Fund.

                   See Notes to Pro Forma Financial Statements

                                           Nations Georgia Municipal Bond Fund /
       Nations Georgia Intermediate Municipal Bond Fund / Nations Georgia Intermediate Municipal Bond Fund (acquiring)
                                 Pro Forma Combining Statement of Operations (unaudited)
                                      Twelve Month Period Ending September 30, 2001
                                                                                                  Nations
                                                                                                  Georgia
                                                                                                Intermediate
                                                                 Nations                          Municipal
                                                  Nations        Georgia                         Bond Fund
                                                  Georgia      Intermediate                     (acquiring)
                                                 Municipal      Municipal      Adjustments to     Proforma
                                                 Bond Fund      Bond Fund       Pro Forma         Combined
                                                (in 000's)      (in 000's)      (in 000's)       (in 000's)
                                             ------------------------------------------------  -----------------
Investment Income:
Interest                                          $1,498          $7,643         $  -            $9,141
                                             ------------------------------------------------  -----------------
Expenses:
Investment advisory fee                              138             588          (35)(a)           691
Administration fee                                    61             323            -               384
Transfer agent fee                                     8              40            -                48
Custodian fees                                         1              10            -                11
Legal and audit fees                                  45              51          (45)(b)            51
Registration and filing fees                           2               2           (2)(b)             2
Trustees' fees and expenses                           24              25          (24)(b)            25
Printing expense                                      13              17          (12)(b)            18
Other                                                  3              12          100 (b),(c)       115
                                             ------------------------------------------------  -----------------
   Subtotal                                          295           1,068          (18)            1,345
                                             ------------------------------------------------  -----------------
Shareholder servicing and distribution fees:
Investor A Shares                                      5              30            -                35
Investor B Shares                                     91              67            -               158
Investor C Shares                                      2               8            -                10
                                             ------------------------------------------------  -----------------
   Total expenses                                    393           1,173          (18)            1,548
                                             ------------------------------------------------  -----------------
Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                      (131)           (334)          (7)(c),(d)      (472)
                                             ------------------------------------------------  -----------------
   Net Expenses                                      262             839          (25)            1,076
                                             ------------------------------------------------  -----------------
Net Investment Income                              1,236           6,804           25             8,065
                                             ------------------------------------------------  -----------------
Net Realized And Unrealized Gain/(Loss)
   on Investments:
Net realized gain/(loss) on investments               94            (179)                           (85)
Net change in unrealized appreciation/
 (depreciation) of investments                     1,123           5,400                          6,523
                                             ------------------------------------------------  -----------------
Net realized and unrealized gain/(loss)
 on investments                                    1,217           5,221                          6,438
                                             ------------------------------------------------  -----------------
Net Increase/(Decrease) in Net Assets
   Resulting
   From Operations                                $2,453         $12,025          $25           $14,503
                                             ================================================  =================

Legend:
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                   See Notes to Pro Forma Financial Statements

                       Nations Georgia Municipal Bond Fund

                Nations Georgia Intermediate Municipal Bond Fund
          Nations Georgia Intermediate Municipal Bond Fund (acquiring)

          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

     The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Georgia Municipal Bond Fund ("Georgia Municipal Bond Fund") and Nations Georgia Intermediate Municipal Bond Fund ("Georgia Intermediate Municipal Bond Fund") into Nations Georgia Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Georgia Municipal Bond Fund and Georgia Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Georgia Municipal Bond Fund and Georgia Intermediate Municipal Bond Fund and the results of operations of Georgia Municipal Bond Fund and Georgia Intermediate Municipal Bond Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

              Nations Maryland Municipal Bond Fund/Nations Maryland
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
 Nations    Maryland                                                                                          Nations           Bond
 Maryland Intermediate                                                                              Nations   Maryland          Fund
Municipal   Municipal                                                                               Maryland Intermediate(acquiring)
  Bond       Bond    Combined                                                                       Municipal Municipal     Combined
  Fund       Fund    Pro Forma                                                                         Bond     Bond             Pro
Principal  Principal Principal                                                                Moody's  Fund*    Fund           Forma
 amount     amount    amount                                                                    S&P    Value    Value          Value
  (000)      (000)    (000)                     Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                             Municipal bonds and notes - 94.1%
                             Maryland - 77.6%
  $ 500      $-      $ 500   Anne Arundel County, Maryland, Consolidated General Improvement       Aa1  AA+  $ 527   $-    $ 527
                               GO Refunding, Series 1995,
                               5.300% 04/01/10
    500                500   Anne Arundel County, Maryland, Consolidated General Improvement       Aa2  AA+    520    -      520
                               GO, Series 1993,
                               5.250% 07/15/11
  1,000              1,000   Baltimore, Maryland, Consolidated Public Improvement GO,              Aaa  AAA  1,092    -    1,092
                               Series 1998B, (FGIC Insured),
                               6.500% 10/15/08
    800                800   Calvert County, Maryland, PCR Refunding (Baltimore Gas and            A2     A    834    -      834
                                Electric Company Project) Series 1993,
                                5.550% 07/15/14                                                    Aaa  AAA    253    -      253
    250                250   Cumberland, Maryland, GO Refunding, Series 1994A, (FGIC Insured),
                                5.250% 05/01/21                                                    Aa2   AA  1,114    -    1,114
  1,000              1,000   Harford County, Maryland, GO, Series 1997,
                                5.500% 12/01/07
  1,900              1,900   Howard County, Maryland, Consolidated Public Improvement GO,          Aaa  AAA  1,970    -    1,970
                                Series 2000A,
                                5.250% 02/15/17
    500                500   Maryland State, Community Development Administration,Department
                                of Housing and Community Development, Revenue, (Residential        Aa2   NR    521    -      521
                                Project) Series 1998B,AMT,
                                4.950% 09/01/11
    810                810   Maryland State, Community Development Administration, Department
                                of Housing and Community Development, Revenue, (Residential        Aa2   NR    868    -      868
                                Project) Series 2000A,
                                5.500% 09/01/12
  1,000              1,000   Maryland State, Community Development Administration, Department      Aa2   NR  1,064    -    1,064
                                of Housing and Community Development, Revenue, Series 1999H, AMT,
                                6.000% 09/01/17
    495                495   Maryland State, Economic Development Corporation, Student Housing     Baa3  NR    499    -      499
                                Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                5.300% 06/01/08
    575                575   Maryland State, Economic Development Corporation, Student Housing     Baa3  NR    581    -      581
                                Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                5.600% 06/01/11
  2,000              2,000   Maryland State, Economic Development Corporation, Student Housing     Baa3  NR  1,959    -    1,959
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 5.750% 06/01/29
  1,000              1,000   Maryland State, Economic Development Corporation, Student Housing     Baa3  NR  1,009    -    1,009
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 6.000% 06/01/30
    300                300   Maryland State, Health and Higher Education Facilities Authority,     A1    AA-   314    -      314
                                  Revenue Refunding, (Johns Hopkins Hospital Project) Series 1993,
                                  5.600% 07/01/09
  2,000              2,000   Maryland State, Health and Higher Education Facilities Authority,     Aa2   AA  2,299    -    2,299
                                  Revenue, (Johns Hopkins University Project) Series 1999,
                                  6.000% 07/01/39
    330                330   Maryland State, Health and Higher Education Facilities Authority,     A2    A     320    -      320
                                  Revenue, (Loyola College Project) Series 1999,
                                  5.000% 10/01/39
    425                425   Maryland State, Industrial Development Financing Authority, Revenue
                                  (American Center for Physics Facilities Project) Series 1992,    NR    A     454    -      454
                                  (GTY AGMT), Prerefunded 01/01/03 @ 102,
                                  6.375% 01/01/12
    500                500   Maryland State, Stadium Authority, Lease Revenue, (Ocean City         Aa2  AA+    526    -      526
                                  Convention Center Project) Series 1995,
                                  5.375% 12/15/13                                                  Aaa  AAA  1,080    -    1,080
  1,000              1,000   Maryland State, State and Local Facilities Loan GO, Series 1999-2,
                                  5.000% 07/15/07                                                  Aaa  AAA  1,137    -    1,137
  1,000              1,000   Maryland State, State and Local Facilities Loan GO, Series 2000,
                                  5.750% 08/01/11
    760                760   Maryland State, Transportation Authority, Revenue, (Transportation    Aaa  AAA    905    -      905
                                  Facilities Project) Series 1978,
                                  6.800% 07/01/16

               Nations Maryland Municipal Bond Fund/Nations Maryland
                        Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited)(continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
 Nations    Maryland                                                                                          Nations           Bond
 Maryland Intermediate                                                                              Nations   Maryland          Fund
Municipal   Municipal                                                                               Maryland Intermediate(acquiring)
  Bond       Bond    Combined                                                                       Municipal Municipal     Combined
  Fund       Fund    Pro Forma                                                                         Bond     Bond             Pro
Principal  Principal Principal                                                                Moody's  Fund*    Fund           Forma
 amount     amount    amount                                                                    S&P    Value    Value          Value
  (000)      (000)    (000)                     Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                         Municipal bonds and Notes(continued)
                         Maryland - (continued)
 $  300    $ -  $  300   Maryland State, Transportation Authority, Revenue, (Transportation
                            Facilities Project) Series 1992,
                            5.750% 07/01/15                                                     A1   A+    $ 306   $  -     $   306
  1,500          1,500   Montgomery County, Maryland, Consolidated Public Improvement GO,
                            Series 1992A,
                            5.800% 07/01/07                                                     Aaa  AAA   1,680      -       1,680
    935            935   Northeast Maryland, Solid Waste Disposal Authority, Revenue, (Ogden
                            Martin Systems - Montgomery County Residential Receivables
                            Project) Series 1993A, AMT,
                            6.300% 07/01/16                                                     A2   NR      974      -         974
  1,000          1,000   Prince Georges County, Maryland, Consolidated Public Improvement
                            GO, Series 1999, (FSA Insured),
                            5.125% 10/01/16                                                     Aaa  AAA   1,038      -       1,038
  1,000          1,000   Prince Georges County, Maryland, Consolidated Public Improvement
                            GO, Series 2000,
                            5.250% 10/01/18                                                     Aa3  AA    1,046      -       1,046
    500            500   Prince Georges County, Maryland, PCR Refunding, (Potomac Electric
                            Power Project) Series 1995,
                            5.750% 03/15/10                                                     A1   A       561      -         561
    500            500   Prince Georges County, Maryland, Solid Waste Management System
                            Revenue, Unrefunded Balance, Series 1993,
                            5.200% 06/15/06                                                     Aaa  AAA     526      -         526
    500            500   Prince Georges County, Maryland, Stormwater Management, GO,
                            Series 1993,
                            5.500% 03/15/13                                                     Aa3  AA      518      -         518
  2,500          2,500   University of Maryland, Systems Auxiliary Facilities and Tuition
                            Revenue, Series 1996A,
                            5.600% 04/01/13                                                     Aa3  AA+   2,670      -       2,670
  1,000          1,000   University of Maryland, Systems Auxiliary Facilities and Tuition
                            Revenue, Series 1997A,
                            5.125% 04/01/13                                                     Aa3  AA+   1,052      -       1,052
  1,000          1,000   University of Maryland, Systems Auxiliary Facilities and Tuition
                            Revenue, Series 2000A,
                            5.250% 10/01/11                                                     Aa3  AA+   1,091      -       1,091
  1,290          1,290   Wicomico County, Maryland, Public Improvement GO, Series 1997,
                            (MBIA Insured),
                            4.800% 12/01/10                                                     Aaa  AAA   1,361      -       1,361
                                                                                                          -------------------------

                         District of Columbia - 1.0%                                                      32,669      -      32,669
    350            350      Washington, District of Columbia, Metropolitan Area Transportation            -------------------------
                            Authority, Revenue Refunding, Series 1993, (FGIC Insured),
                            6.000% 07/01/10                                                     Aaa  AAA     402      -         402
                         Florida - 2.4%                                                                      ----------------------
  1,000          1,000      Florida State, Board of Education Lottery Revenue, Series 2001B,
                            5.000% 07/01/20                                                     Aaa  AAA     998      -         998
                         Guam - 1.5%                                                                         ----------------------
    600            600      Guam, Government GO, Series 1993A,
                            5.200% 11/15/08                                                     NR   BBB-    620      -         620
                         Mississippi - 1.2%                                                                  ----------------------
    500            500      Warren County, Mississippi, Environmental Improvement Revenue
                            Refunding, (International Paper Company Project) Series 2000A, AMT,
                            6.700% 08/01/18                                                     Baa2 BBB     529      -         529
                         Puerto Rico - 2.2%                                                                  ----------------------
    500            500      Puerto Rico, Electric Power Authority, Power Revenue Refunding,
                            Series 1995Y, (MBIA Insured),
                            6.500% 07/01/06                                                     Aaa  AAA     575      -         575
    315            315   Puerto Rico, Housing Bank and Finance Agency, Single-Family
                            Mortgage Revenue, (Affordable Housing Mortgage-Portfolio I)
                            Series 1995, AMT, (GNMA/FNMA/FHLMC COLL),
                            6.100% 10/01/15                                                     Aaa  AAA     332      -         332
                                                                                                             ----------------------
                                                                                                             907      -         907
                                                                                                             ----------------------

                  Nations Maryland Municipal Bond Fund/Nations
              Maryland Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited)(continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
 Nations    Maryland                                                                                          Nations           Bond
 Maryland Intermediate                                                                              Nations   Maryland          Fund
Municipal   Municipal                                                                               Maryland Intermediate(acquiring)
  Bond       Bond    Combined                                                                       Municipal Municipal     Combined
  Fund       Fund    Pro Forma                                                                         Bond     Bond             Pro
Principal  Principal Principal                                                                Moody's  Fund*    Fund           Forma
 amount     amount    amount                                                                    S&P    Value    Value          Value
  (000)      (000)    (000)                     Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                            Municipal bonds and Notes(Continued)
                            Tennessee - 3.5%
$ 1,355    $ -    $ 1,355      Maury County, Tennessee, Industrial Development Board, Multi-Modal
                                  PCR Refunding, (General Motors Corporation - Saturn Corporation
                                  Project) Series 1994,
                                  6.500% 09/01/24                                             A2   A    $  1,470  $  -    $  1,470
                                                                                                       -----------------------------
                            Texas - 2.3%
  1,000             1,000      Houston, Texas, Independent School District, GO Refunding,
                                  Series 1999A, (PSF-GTD),
                                  5.000% 02/15/24                                            Aaa  AAA       975     -         975
                                                                                                       -----------------------------
                            Washington - 2.4%
  1,000             1,000      Washington State, Motor Vehicle Fuel Tax, GO, Series 1997D,
                                  (FGIC Insured)
                                  5.375% 01/01/22                                            Aaa  AAA     1,013     -       1,013
                                                                                                       -----------------------------
                            Total municipal bonds and notes
                               (Cost $36,847 and $0, respectively)                                       39,583     -      39,583
                                                                                                       -----------------------------

 Shares   Shares   Shares
  (000)    (000)    (000)
--------------------------
                            Investment companies - 5.1%
                               (Cost $2,153 and $0, respectively)                                         2,153     -       2,153
  2,153       -     2,153       Nations Municipal Reserves#                                            -----------------------------

                            Total investments - 99.2%
                                 (Cost $39,000 and $0, respectively)                                   $ 41,736     -    $ 41,736
                                                                                                       -----------------------------

------------------------------
* If the Maryland Municipal Bond Fund approves the Reorganization, and the Maryland Intermediate Municipal Bond Fund does not, the Maryland Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will, in all likelihood, be required to sell a significant portion of the
  Maryland Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring Fund's investment objective and principal investment strategies.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of
  America Capital Management, LLC.

             Nations Maryland Municipal Bond Fund / Nations Maryland
                   Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                              Nations
                                                                                              Maryland
                                                                                           Intermediate
                                                                Nations                      Municipal
                                                 Nations       Maryland                      Bond Fund
                                                Maryland     Intermediate                   (acquiring)
                                                Municipal      Municipal   Adjustments to     Proforma
                                                Bond Fund      Bond Fund      Pro Forma       Combined
                                               (in 000's)     (in 000's)     (in 000's)      (in 000's)
                                              -----------------------------------------    ------------
Total Investments                             $     41,736    $       --   $         --    $     41,736

Other Assets and Liabilities:
Cash                                                     1            --                              1
Receivable for investment securities sold                4            --                              4
Receivable for Fund shares sold                        100            --                            100
Interest receivable                                    602            --                            602
Receivable from investment advisor                      --            --             43 (a)          43
Payable for Fund shares redeemed                      (133)                                        (133)
Investment advisory fee payable                         (1)           --                             (1)
Administration fee payable                              (7)           --                             (7)
Shareholder servicing and distribution
   fees payable                                        (26)           --                            (26)
Distribution payable                                  (136)           --                           (136)
Accrued Trustees' fees and expenses                    (37)           --                            (37)
Accrued expenses and other liabilities                 (25)           --            (43)(a)         (68)
                                              -----------------------------------------    ------------
Total Other Assets and Liabilities                     342            --             --             342
                                              -----------------------------------------    ------------
Net Assets                                    $     42,078     $      --    $        --    $     42,078
                                              -----------------------------------------    ------------
                                              -----------------------------------------    ------------
Net Assets by Class:
Primary A                                     $ 20,900,745     $      --    $        --    $ 20,900,745
Investor A                                       2,882,480            --             --       2,882,480
Investor B                                      17,920,944            --             --      17,920,944
Investor C                                         373,867            --             --         373,867
                                              -----------------------------------------    ------------
                                              $ 42,078,036     $      --    $        --    $ 42,078,036
                                              -----------------------------------------    ------------
Shares Outstanding by Class:
Primary A                                        2,047,335            --             --       2,047,335
Investor A                                         282,412            --             --         282,412
Investor B                                       1,755,472            --             --       1,755,472
Investor C                                          36,639            --             --          36,639
                                              -----------------------------------------    ------------
                                                 4,121,858            --             --       4,121,858
                                              -----------------------------------------    ------------
Net Asset Value per Share by Class:
Primary A                                      $     10.21      $     --     $       --     $     10.21
Investor A                                     $     10.21      $     --     $       --     $     10.21
Investor B                                     $     10.21      $     --     $       --     $     10.21
Investor C                                     $     10.20      $     --     $       --     $     10.20


(a) Adjustment reflects estimated costs of Reorganization.

                   See Notes to Pro Forma Financial Statements

              Nations Maryland Municipal Bond Fund / Nations Maryland
                   Intermediate Municipal Bond Fund(acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                        Nations
                                                                                                                       Maryland
                                                                                                                     Intermediate
                                                                                       Nations                         Municipal
                                                                     Nations           Maryland                        Bond Fund
                                                                    Maryland        Intermediate                      (acquiring)
                                                                    Municipal         Municipal    Adjustments to      Proforma
                                                                    Bond Fund         Bond Fund       Pro Forma        Combined
                                                                   (in 000's)        (in 000's)      (in 000's)       (in 000's)
                                                                   --------------------------------------------       ----------
Investment Income:
Interest                                                           $    2,035        $      --         $     --       $    2,035
                                                                   --------------------------------------------       ----------

Expenses:
Investment advisory fee                                                   194               --              (40)(a)          154
Administration fee                                                         86               --              --                86
Transfer agent fee                                                         11               --              --                11
Custodian fees                                                              4               --              --                 4
Legal and audit fees                                                       44               --              --                44
Registration and filing fees                                                2               --              --                 2
Trustees' fees and expenses                                                24               --              --                24
Printing expense                                                           16               --              --                16
Other                                                                       4               --               43 (b)           47
                                                                   --------------------------------------------       ----------
Subtotal                                                                  385               --                3             388
                                                                   --------------------------------------------       ----------
Shareholder servicing and distribution fees:
Investor A Shares                                                           5               --               --                5
Investor B Shares                                                         168               --               --              168
Investor C Shares                                                           2               --               --                2
                                                                   --------------------------------------------       ----------
   Total expenses                                                         560               --                3              563
                                                                   --------------------------------------------       ----------
Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
distributor                                                              (150)              --              (43) (b)        (193)
                                                                   --------------------------------------------       ----------
   Net Expenses                                                           410               --              (40)             370
                                                                   --------------------------------------------       ----------
Net Investment Income                                                   1,625               --               40            1,665
                                                                   --------------------------------------------       ----------
Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                                    --               --                                --
Net change in unrealized appreciation/
 (depreciation) of investments                                          2,023               --                             2,023
                                                                   --------------------------------------------       ----------
Net realized and unrealized gain/(loss)
on investments                                                          2,023               --                             2,023
                                                                   --------------------------------------------       ----------
Net Increase/(Decrease) in Net Assets Resulting
From Operations                                                     $   3,648        $      --         $     40           $3,688
                                                                   --------------------------------------------       ----------
                                                                   --------------------------------------------       ----------

Legend:
 (a) Reflects adjustment to the acquiring fund's contractual fee obligations.
 (b) Adjustment reflects estimated costs of Reorganization.


                   See Notes to Pro Forma Financial Statements

                      Nations Maryland Municipal Bond Fund
                Nations Maryland Intermediate Municipal Bond Fund (acquiring) Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The proforma statements give effect to the proposed reorganization ("Reorganization) of Nations Maryland Municipal Bond Fund (the "Fund") and Nations Maryland Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations Maryland Municipal Bond Fund and Nations Maryland Intermediate Municipal Bond Fund approve the
Reorganization--that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.


       Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate
                                                Municipal Bond Fund (acquiring)
                                  Pro Forma Combining Schedule of Investments (unaudited)
                                                      September 30, 2001
                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
                                                                                                                           Municipal
            Nations                                                                                                             Bond
 Nations   Maryland                                                                                                Nations      Fund
 Maryland Intermediate                                                                                  Nations    Maryland (acquir-
Municipal   Municipal                                                                                   Maryland Intermediate   ing)
  Bond        Bond   Combined                                                                          Municipal  Municipal Combined
   Fund       Fund   Pro Forma                                                                            Bond       Bond        Pro
Principal  Principal Principal                                                                  Moody's   Fund       Fund      Forma
  amount     amount    amount                                                                     S&P     Value      Value     Value
  (000)      (000)     (000)                            Description                             Ratings   (000)      (000)     (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - 97.3%
                              Maryland - 84.4%
 $    -   $ 1,000   $ 1,000   Anne Arundel County, Maryland, Consolidated General Improvement
                                 GO, Series 1993,
                                 5.125% 07/15/08                                                  Aa2  AA+   $ -  $ 1,043    $ 1,043
    500                 500   Anne Arundel County, Maryland, Consolidated General Improvement
                                 GO Refunding, Series 1995,
                                 5.300% 04/01/10                                                  Aa1  AA+   527                 527
    500                 500   Anne Arundel County, Maryland, Consolidated General Improvement
                                 GO, Series 1993,
                                 5.250% 07/15/11                                                  Aa2  AA+   520                 520
            2,855     2,855   Anne Arundel County, Maryland, GO, Series 1995,
                                 5.200% 04/01/08                                                  Aa1  AA+          3,020      3,020
            1,375     1,375   Baltimore County, Maryland, Metropolitan District,
                                 Special Assignment GO Refunding, Series 1992,
                                 5.750% 05/01/02                                                  Aaa  AAA          1,404      1,404
            1,000     1,000   Baltimore County, Maryland, Metropolitan District,
                                 Special Assignment GO Refunding, Series 1992,
                                 5.800% 05/01/03                                                  Aaa  AAA          1,040      1,040
            1,720     1,720   Baltimore, Maryland, Consolidated Public Improvement GO,
                                 Series 1991C, (FGIC Insured),
                                 6.200% 10/15/02                                                  Aaa  AAA          1,792      1,792
            1,075     1,075   Baltimore, Maryland, Consolidated Public Improvement GO,
                                 Series 1991C, (FGIC Insured),
                                 6.375% 10/15/07                                                  Aaa  AAA          1,245      1,245
            1,000     1,000   Baltimore, Maryland, Consolidated Public Improvement GO,
                                 Series 1993A, (AMBAC Insured),
                                 5.300% 10/15/06                                                  Aaa  AAA          1,046      1,046
            1,740     1,740   Baltimore, Maryland, Consolidated Public Improvement GO,
                                 Series 1997A, (FGIC Insured),
                                 5.300% 10/15/16                                                  Aaa  AAA          1,832      1,832
  1,000               1,000   Baltimore, Maryland, Consolidated Public Improvement GO,
                                 Series 1998B, (FGIC Insured),
                                 6.500% 10/15/08                                                  Aaa  AAA 1,092               1,092
            1,000     1,000   Baltimore, Maryland, Convention Center Revenue Refunding,
                                 Series 1998, (MBIA Insured),
                                 5.000% 09/01/06                                                  Aaa  AAA          1,080      1,080
            1,725     1,725   Baltimore, Maryland, Exchanged Revenue, Series 1996A,
                                 (FGIC Insured),
                                 5.900% 07/01/10                                                  Aaa  AAA          1,970      1,970
            1,000     1,000   Baltimore, Maryland, GO, Series 1989B, (MBIA Insured),
                                 7.000% 10/15/04                                                  Aaa  AAA          1,125      1,125
            1,000     1,000   Baltimore, Maryland, GO, Series 1989B, (MBIA Insured),
                                 7.050% 10/15/07                                                  Aaa  AAA          1,193      1,193
            1,750     1,750   Baltimore, Maryland, Port Facilities Revenue,
                                 (E.I. duPont de Nemours and Company Project) Series 1985,
                                 6.500% 12/01/10                                                  Aa3  AA-          1,848      1,848
            1,000     1,000   Baltimore, Maryland, Revenue Refunding, (Wastewater Projects)
                                 Series 1993A, (MBIA Insured),
                                 5.100% 07/01/04                                                  Aaa  AAA          1,064      1,064
            1,000     1,000   Baltimore, Maryland, Revenue Refunding, (Wastewater Projects)
                                 Series 1994A, (FGIC Insured),
                                 5.000% 07/01/22                                                  Aaa  AAA          1,019      1,019
    800                 800   Calvert County, Maryland, PCR Refunding (Baltimore Gas and
                                 Electric Company Project) Series 1993,
                                 5.550% 07/15/14                                                   A2    A   834                 834
            1,810     1,810   Charles County, Maryland, Consolidated Public Improvement GO
                                 Refunding, Series 1992, (AMBAC Insured),
                                 5.900% 01/15/03                                                  Aaa  AAA          1,865      1,865
    250                 250   Cumberland, Maryland, GO Refunding, Series 1994A, (FGIC Insured),
                                 5.250% 05/01/21                                                  Aaa  AAA   253                 253
            2,135     2,135   Frederick County, Maryland, GO Refunding, Series 1993,
                                 5.350% 07/01/05                                                  Aa2   AA          2,215      2,215
            1,000     1,000   Frederick County, Maryland, GO, Series 1991B,
                                 6.300% 07/01/06                                                  Aa2   AA          1,051      1,051
            2,000     2,000   Frederick, Maryland, Consolidated Public Improvement GO Refunding,
                                 Series 1992, (FGIC Insured),
                                 5.750% 12/01/01                                                  Aaa  AAA          2,012      2,012

 Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate
                                    Municipal Bond Fund (acquiring)
              Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                   September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
 Nations   Maryland                                                                                            Nations          Bond
 Maryland Intermediate                                                                              Nations    Maryland         Fund
Municipal   Municipal                                                                              Maryland Intermediate (acquiring)
  Bond        Bond   Combined                                                                      Municipal  Municipal     Combined
   Fund       Fund   Pro Forma                                                                        Bond      Bond             Pro
Principal  Principal Principal                                                                Moody's Fund      Fund           Forma
  amount     amount    amount                                                                   S&P   Value     Value          Value
  (000)      (000)     (000)                            Description                           Ratings (000)     (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Maryland - (continued)
   $ -    $ 2,240   $ 2,240   Frederick, Maryland, Consolidated Public Improvement GO Refunding,
                                 Series 1992, (FGIC Insured),
                                 6.000% 12/01/05                                                  Aaa  AAA   $ -  $ 2,379    $ 2,379
 1,000                1,000   Harford County, Maryland, GO, Series 1997,
                                 5.500% 12/01/07                                                  Aa2   AA   1,114             1,114
            1,455     1,455   Harford County, Maryland, Public Improvement GO, Series 1992,
                                 5.300% 09/01/03                                                  Aa2   AA          1,524      1,524
            1,545     1,545   Howard County, Maryland, Consolidated Public Improvement GO
                                 Refunding, Series 1993A,
                                 5.000% 08/15/03                                                  Aaa  AAA          1,620      1,620
               20        20   Howard County, Maryland, Consolidated Public Improvement GO,
                                 Series 1993A, Prerefunded 08/15/05 @ 100,
                                 5.250% 08/15/06                                                  Aaa  AAA             22         22
            1,500     1,500   Howard County, Maryland, Consolidated Public Improvement GO,
                                 Series 2000A,
                                 5.250% 02/15/16                                                  Aaa  AAA          1,563      1,563
 1,900                1,900   Howard County, Maryland, Consolidated Public Improvement GO,
                                 Series 2000A,
                                 5.250% 02/15/17                                                  Aaa  AAA   1,970             1,970
            2,000     2,000   Howard County, Maryland, Consolidated Public Improvement GO,
                                 Series 2000A,
                                 5.250% 02/15/18                                                  Aaa  AAA          2,064      2,064
            1,000     1,000   Howard County, Maryland, Metropolitan District, GO Refunding,
                                 Series 1991B,
                                 6.000% 08/15/03                                                  Aaa  AAA          1,066      1,066
            1,980     1,980   Howard County, Maryland, Public Improvement GO, Unrefunded
                                 Balance, Series 1993A,
                                 5.250% 08/15/06                                                  Aaa  AAA          2,091      2,091
            1,530     1,530   Laurel, Maryland, Public Improvement GO Refunding, 1996A,
                                 (FGIC Insured),
                                 5.000% 10/01/11                                                  Aaa  AAA          1,609      1,609
            1,200     1,200   Maryland State, Certificates of Participation Refunding,
                                 (State Highway and Motor Vehicle Administration Project)
                                 Series 1992, 5.800% 06/01/02                                     Aa3  AA+          1,215      1,215
            1,410     1,410   Maryland State, Certificates of Participation Revenue, (Aviation
                                 Administration Facilities Project) Series 1999, AMT,
                                 4.750% 05/01/07                                                  Aa3  AA+          1,497      1,497
   500                  500   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, (Residential
                                 Project) Series 1998B,AMT,
                                 4.950% 09/01/11                                                  Aa2   NR     521               521
   810                  810   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, (Residential
                                 Project) Series 2000A,
                                 5.500% 09/01/12                                                  Aa2   NR     868               868
            1,000     1,000   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, (Single-Family
                                 Program) Series 1997-1, (FHA COLL),
                                 4.950% 04/01/07                                                  Aa2   NR          1,065      1,065
            4,000     4,000   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, (Single-Family
                                 Program) Series 1998-3, AMT,
                                 4.500% 04/01/08                                                  Aa2   NR          4,123      4,123
            1,685     1,685   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, (Single-Family
                                 Program) Series 1998-3, AMT,
                                 4.700% 04/01/10                                                  Aa2   NR          1,742      1,742
            3,250     3,250   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, Series 1999A,
                                 AMT, 5.350% 07/01/41                                             Aa2   NR          3,229      3,229
            2,410     2,410   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, Series 1999D,
                                 AMT, 5.375% 09/01/24                                             Aa2   NR          2,424      2,424
 1,000      2,000     3,000   Maryland State, Community Development Administration, Department
                                 of Housing and Community Development, Revenue, Series 1999H,
                                 AMT, 6.000% 09/01/17                                             Aa2   NR   1,064  2,128      3,192


Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate
                                 Municipal Bond Fund (acquiring)
                    Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                 September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
 Nations   Maryland                                                                                            Nations          Bond
 Maryland Intermediate                                                                            Nations     Maryland          Fund
Municipal   Municipal                                                                            Maryland   Intermediate (acquiring)
  Bond        Bond   Combined                                                                     Municipal  Municipal      Combined
   Fund       Fund   Pro Forma                                                                        Bond       Bond            Pro
Principal  Principal Principal                                                              Moody's   Fund       Fund          Forma
  amount     amount    amount                                                                 S&P     Value      Value         Value
  (000)      (000)     (000)                            Description                         Ratings   (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Maryland - (continued)
 $ -    $ 3,900   $ 3,900   Maryland State, Community Development Administration,
                                 Development Revenue, (Lexington Terrace Senior Housing,
                                 LP Project) Series 1998B, AMT,
                                 3.900% 10/01/02                                                Aaa  NR      $ -  $ 3,905  $ 3,905
            3,000     3,000   Maryland State, Community Development Administration,
                                 Development Revenue, (Lexington Terrace Townhomes, LP Project)
                                 Series 1998A, AMT,
                                 3.900% 10/01/02                                                Aaa  NR             3,003    3,003
   495                  495   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 5.300% 06/01/08                                                Baa3 NR      499               499
   575                  575   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 5.600% 06/01/11                                                Baa3 NR      581               581
 2,000      2,000     4,000   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 5.750% 06/01/29                                                Baa3 NR    1,959    1,959    3,918
 1,000        500     1,500   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, (Salisbury Collegiate Housing Project) Series 1999A,
                                 6.000% 06/01/30                                                Baa3 NR    1,009      505    1,514
              945       945   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, Series 1999A,
                                 5.600% 06/01/10                                                Baa3 NR               957      957
            1,000     1,000   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, Series 1999A,
                                 5.700% 06/01/12                                                Baa3 NR             1,014    1,014
              815       815   Maryland State, Economic Development Corporation, Student Housing
                                 Revenue, Series 1999A,
                                 6.000% 06/01/19                                                Baa3 NR               831      831
            1,000     1,000   Maryland State, GO, Series 1998,
                                 5.000% 07/15/11                                                Aaa  AAA            1,066    1,066
            2,700     2,700   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue Refunding, (Johns Hopkins Hospital Project) Series 1993,
                                 5.250% 07/01/04                                                A1   AA-            2,866    2,866
            1,500     1,500   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue Refunding, (Johns Hopkins Hospital Project) Series 1993,
                                 5.400% 07/01/06                                                A1   AA-            1,582    1,582
            3,050     3,050   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue Refunding, (Johns Hopkins Hospital Project) Series 1993,
                                 5.500% 07/01/07                                                A1   AA-            3,207    3,207
   300                  300   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue Refunding, (Johns Hopkins Hospital Project) Series 1993,
                                 5.600% 07/01/09                                                A1   AA-     314              314
            1,000     1,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue Refunding, (University of Maryland Medical Systems
                                 Project) Series 1993, (FGIC Insured),
                                 5.200% 07/01/04                                                Aaa  AAA            1,061    1,061
              510       510   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (College of Notre Dame Project) Series 1998,
                                 (MBIA Insured), 4.600% 10/01/14                                Aaa  AAA              522      522
              430       430   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Howard County General Hospital Project) Series 1993,
                                 5.125% 07/01/03                                                Aaa  NR               444      444
            1,000     1,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Howard County General Hospital Project) Series 1993,
                                 5.500% 07/01/13                                                Aaa  NR             1,067    1,067
            1,000     1,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Howard County General Hospital Project) Series 1993,
                                 5.500% 07/01/21                                                Aaa  NR             1,046    1,046
            2,000     2,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (John Hopkins Hospital Redevelopment Project)
                                 Series 1979, 5.750% 07/01/09                                   Aaa  AAA            2,254    2,254
            1,000     1,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Johns Hopkins Medical Project) Series 1998,
                                 5.000% 07/01/29                                                Aaa  AAA              993      993

  Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal
     Bond Fund/Nations Maryland Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
                                                                                                                           Municipal
            Nations                                                                                                             Bond
 Nations   Maryland                                                                                               Nations       Fund
 Maryland Intermediate                                                                                 Nations   Maryland   (acquir-
Municipal   Municipal                                                                                  Maryland Intermediate    ing)
  Bond        Bond   Combined                                                                         Municipal  Municipal  Combined
   Fund       Fund   Pro Forma                                                                           Bond       Bond         Pro
Principal  Principal Principal                                                                  Moody's  Fund       Fund       Forma
  amount     amount    amount                                                                     S&P    Value      Value      Value
  (000)      (000)     (000)                            Description                             Ratings  (000)      (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Maryland - (continued)
$ 2,000   $ 2,000   $ 4,000   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Johns Hopkins University Project) Series 1999,
                                 6.000% 07/01/39                                                  Aa2   AA   $2,299 $ 2,298  $ 4,597
    330                 330   Maryland State, Health and Higher Education Facilities Authority,
                                 Revenue, (Loyola College Project) Series 1999,
                                 5.000% 10/01/39                                                   A2    A      320              320
            1,100     1,100   Maryland State, Industrial Development Financing Authority, Revenue
                                 Refunding, (American Center for Physics Facilities Project)
                                 Series 2001, (GTY AGMT),
                                 3.650% 12/15/05                                                  Aa3   NR            1,127    1,127
    425                 425   Maryland State, Industrial Development Financing Authority, Revenue
                                 (American Center for Physics Facilities Project) Series 1992,
                                 (GTY AGMT), Prerefunded 01/01/03 @ 102,
                                 6.375% 01/01/12                                                   NR    A      454              454
    500                 500   Maryland State, Stadium Authority, Lease Revenue, (Ocean City
                                 Convention Center Project) Series 1995,
                                 5.375% 12/15/13                                                  Aa2  AA+      526              526
            1,500     1,500   Maryland State, State and Local Facilities Loan GO, Series 1995-2,
                                 5.000% 10/15/04                                                  Aaa  AAA            1,601    1,601
            1,550     1,550   Maryland State, State and Local Facilities Loan GO, Series 1996-2,
                                 5.250% 06/15/11                                                  Aaa  AAA            1,658    1,658
  1,000               1,000   Maryland State, State and Local Facilities Loan GO, Series 1999-2,
                                 5.000% 07/15/07                                                  Aaa  AAA    1,080            1,080
  1,000     1,970     2,970   Maryland State, State and Local Facilities Loan GO, Series 2000,
                                 5.750% 08/01/11                                                  Aaa  AAA    1,137   2,240    3,377
              645       645   Maryland State, Transportation Authority, Revenue, (Transportation
                                 Facilities Project) Series 1978,
                                 6.625% 07/01/03                                                  Aaa  AAA              676      676
    760                 760   Maryland State, Transportation Authority, Revenue, (Transportation
                                 Facilities Project) Series 1978,
                                 6.800% 07/01/16                                                  Aaa  AAA      905              905
    300                 300   Maryland State, Transportation Authority, Revenue, (Transportation
                                 Facilities Project) Series 1992,
                                 5.750% 07/01/15                                                   A1   A+      306              306
            2,300     2,300   Maryland State, Transportation Authority, Transportation Revenue,
                                 Series 1991,
                                 6.500% 07/01/04                                                   A1   A+            2,354    2,354
            4,000     4,000   Maryland State, Transportation Authority, Transportation Revenue,
                                 Series 1992,
                                 5.700% 07/01/05                                                   A1   A+            4,383    4,383
            2,800     2,800   Maryland State, Transportation Authority, Transportation Revenue,
                                 Series 1992,
                                 5.800% 07/01/06                                                   A1   A+            3,115    3,115
            2,000     2,000   Montgomery County, Maryland, Consolidated Public Improvement GO
                                 Refunding, Series 1992A,
                                 5.600% 07/01/04                                                  Aaa  AAA            2,154    2,154
            1,000     1,000   Montgomery County, Maryland, Consolidated Public Improvement GO
                                 Refunding, Series 1992A,
                                 5.750% 07/01/06                                                  Aaa  AAA            1,112    1,112
  1,500               1,500   Montgomery County, Maryland, Consolidated Public Improvement GO,
                                 Series 1992A,
                                 5.800% 07/01/07                                                  Aaa  AAA    1,680            1,680
            3,500     3,500   Montgomery County, Maryland, Consolidated Public Improvement GO,
                                 Series 1993A,
                                 4.900% 10/01/07                                                  Aaa  AAA            3,662    3,662
            1,000     1,000   Montgomery County, Maryland, Consolidated Public Improvement GO,
                                 Series 1997A,
                                 5.375% 05/01/08                                                  Aaa  AAA            1,099    1,099
            1,000     1,000   Montgomery County, Maryland, Consolidated Public Improvement GO,
                                 Series 1997A,
                                 5.375% 05/01/13                                                  Aaa  AAA            1,073    1,073
            3,000     3,000   Montgomery County, Maryland, GO, Series 1991B,
                                 Prerefunded 10/01/01 @ 102,
                                 6.100% 10/01/05                                                  Aaa  AAA            3,061    3,061
            1,500     1,500   Montgomery County, Maryland, Housing Opportunities Commission,
                                 Multi-Family Mortgage Revenue, Series 2000A,
                                         6.100% 07/01/30                                          Aaa   NR            1,588    1,588

  Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal
     Bond Fund/Nations Maryland Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
                                                                                                                           Municipal
            Nations                                                                                                             Bond
 Nations   Maryland                                                                                                Nations      Fund
 Maryland Intermediate                                                                                  Nations    Maryland (acquir-
Municipal   Municipal                                                                                   Maryland Intermediate   ing)
  Bond        Bond   Combined                                                                          Municipal  Municipal Combined
   Fund       Fund   Pro Forma                                                                            Bond       Bond        Pro
Principal  Principal Principal                                                                  Moody's   Fund       Fund      Forma
  amount     amount    amount                                                                     S&P     Value      Value     Value
  (000)      (000)     (000)                            Description                             Ratings   (000)      (000)     (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Maryland - (continued)
  $ -     $ 845     $ 845     Montgomery County, Maryland, Housing Opportunities Commission,
                                 Single-Family Mortgage Revenue, Series 1997A,
                                 5.400% 07/01/08                                                  Aa2   NR   $  -   $ 918     $ 918
          1,500     1,500     Northeast Maryland, Solid Waste Disposal Authority, Revenue,
                                 (Montgomery County Resource Recreation Project) Series 1993A,
                                 AMT, 6.000% 07/01/07                                              A2   NR           1,659     1,659
  935                 935     Northeast Maryland, Solid Waste Disposal Authority, Revenue, (Ogden
                                 Martin Systems - Montgomery County Residential Receivables
                                 Project) Series 1993A, AMT,
                                 6.300% 07/01/16                                                   A2   NR     974               974
            630       630     Ocean City, Maryland, GO Refunding, Series 1991, (MBIA Insured),
                                 Prerefunded 11/01/01 @ 102,
                                 6.100% 11/01/04                                                  Aaa  AAA             645       645
          1,000     1,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO Refunding, Series 1991,
                                 6.500% 07/01/02                                                  Aa3   AA           1,024     1,024
          1,000     1,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO Refunding, Series 1992A, (MBIA Insured),
                                 5.400% 03/01/02                                                  Aaa  AAA           1,014     1,014
          1,000     1,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 1992,
                                 5.600% 01/15/03                                                  Aa3   AA           1,030     1,030
          1,800     1,800     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 1992,
                                 5.900% 01/15/06                                                  Aa3   AA           1,854     1,854
          2,000     2,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 1999,
                                 5.000% 10/01/12                                                  Aaa  AAA           2,125     2,125
1,000     2,300     3,300     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 1999, (FSA Insured),
                                 5.125% 10/01/16                                                  Aaa  AAA   1,038   2,387     3,425
          1,000     1,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 2000,
                                 5.125% 10/01/08                                                  Aa3   AA           1,090     1,090
          1,000     1,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 2000,
                                 5.125% 10/01/10                                                  Aa3   AA           1,092     1,092
1,000     2,000     3,000     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 2000,
                                 5.250% 10/01/18                                                  Aa3   AA   1,046   2,092     3,138
          2,500     2,500     Prince Georges County, Maryland, Consolidated Public Improvement
                                 GO, Series 2000,
                                 5.250% 10/01/19                                                  Aa3   AA           2,598     2,598
            485       485     Prince Georges County, Maryland, Housing Authority, Single-Family
                                 Mortgage Revenue, Series 2000A, AMT,
                                 6.150% 08/01/19                                                   NR  AAA             515       515
  500     1,000     1,500     Prince Georges County, Maryland, PCR Refunding, (Potomac Electric
                                 Power Project) Series 1995,
                                 5.750% 03/15/10                                                   A1    A     561   1,122     1,683
          2,000     2,000     Prince Georges County, Maryland, Solid Waste Management Systems
                                 Authority, Revenue Refunding, Series 1993, (FSA Insured),
                                 5.100% 06/15/05                                                  Aaa  AAA           2,108     2,108
  500                 500     Prince Georges County, Maryland, Solid Waste Management System
                                 Revenue, Unrefunded Balance, Series 1993,
                                 5.200% 06/15/06                                                  Aaa  AAA     526               526
  500                 500     Prince Georges County, Maryland, Stormwater Management, GO,
                                 Series 1993,
                                 5.500% 03/15/13                                                  Aa3   AA     518               518
          1,200     1,200     Queen Annes County, Maryland, School and Public Facilities GO,
                                 Series 2000,
                                 5.250% 01/15/14                                                  Aaa  AAA           1,277     1,277
          1,000     1,000     Rockville, Maryland, GO Refunding, Series 1993,
                                 4.750% 04/15/05                                                  Aa1  AA+           1,027     1,027
          1,000     1,000     St. Mary's County, Maryland, GO, Series 1995, (MBIA Insured),
                                 5.700% 03/01/08                                                  Aaa  AAA           1,081     1,081



      Nations Maryland Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate
                                                  Municipal Bond Fund (acquiring)
                               Pro Forma Combining Schedule of Investments (unaudited)(continued)
                                                         September 30, 2001
                                                                                                                             Nations
                                                                                                                            Maryland
                                                                                                                        Intermediate
                                                                                                                           Municipal
            Nations                                                                                                             Bond
 Nations   Maryland                                                                                                Nations      Fund
 Maryland Intermediate                                                                                  Nations    Maryland (acquir-
Municipal   Municipal                                                                                   Maryland Intermediate   ing)
  Bond        Bond   Combined                                                                          Municipal  Municipal Combined
   Fund       Fund   Pro Forma                                                                            Bond       Bond        Pro
Principal  Principal Principal                                                                  Moody's   Fund       Fund      Forma
  amount     amount    amount                                                                     S&P     Value      Value     Value
  (000)      (000)     (000)                            Description                             Ratings   (000)      (000)     (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Maryland - (continued)
 $ -      $ 2,000   $ 2,000   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue Refunding, Series 1993C,
                                 4.900% 10/01/08                                                  Aa3  AA+   $ -  $ 2,067    $ 2,067
              745       745   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 1992A,
                                 6.000% 02/01/04                                                  Aa3  AA+            762        762
2,500       1,020     3,520   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 1996A,
                                 5.600% 04/01/13                                                  Aa3  AA+  2,670   1,089      3,759
            3,115     3,115   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 1996A,
                                 5.600% 04/01/14                                                  Aa3  AA+          3,312      3,312
1,000                 1,000   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 1997A,
                                 5.125% 04/01/13                                                  Aa3  AA+  1,052              1,052
            1,975     1,975   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 2000A,
                                 5.000% 10/01/08                                                  Aa3  AA+          2,141      2,141
1,000       1,575     2,575   University of Maryland, Systems Auxiliary Facilities and Tuition
                                 Revenue, Series 2000A,
                                 5.250% 10/01/11                                                  Aa3  AA+  1,091   1,718      2,809
            1,000     1,000    Washington County, Maryland, Consolidated Public Improvement GO
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.250% 01/01/06                                                  Aaa  AAA          1,044      1,044
            1,000     1,000    Washington County, Maryland, Sanitation District, GO Refunding,
                                  Series 1993F, (FGIC Insured),
                                  5.250% 01/01/06                                                 Aaa  AAA          1,044      1,044
            1,000     1,000    Washington Suburban Sanitation District Authority, Maryland, General
                                  Construction GO, Series 2000,
                                  5.250% 06/01/22                                                 Aaa  AAA          1,023      1,023
            3,440     3,440    Washington Suburban Sanitation District Authority, Maryland, Water
                               Supply GO Refunding, Series 1993,
                                  5.100% 12/01/07                                                 Aaa  AAA          3,620      3,620
            2,010     2,010    Washington Suburban Sanitation District Authority, Maryland, Water
                               Supply GO, Series 1992, Prerefunded 06/01/02 @ 102,
                                  5.800% 06/01/03                                                 Aaa  AAA          2,100      2,100
            1,000     1,000    Washington Suburban Sanitation District Authority, Maryland, Water
                               Supply GO, Series 1993,
                                  5.000% 06/01/03                                                 Aaa  AAA          1,043      1,043
1,290                 1,290    Wicomico County, Maryland, Public Improvement GO, Series 1997,
                                  (MBIA Insured),
                                  4.800% 12/01/10                                                Aaa   AAA  1,361              1,361
            1,355     1,355    Wicomico County, Maryland, Public Improvement GO, Series 1997,
                                  (MBIA Insured),
                                  4.900% 12/01/11                                                Aaa   AAA          1,429      1,429
            1,425     1,425    Wicomico County, Maryland, Public Improvement GO, Series 1997,
                                  (MBIA Insured),
                                  5.000% 12/01/12                                                Aaa   AAA          1,502      1,502
                                                                                                          --------------------------

                                                                                                           32,669 172,260    204,929
                                                                                                          --------------------------
                            Alabama - 1.3%
            3,000     3,000    Courtland, Alabama, Industrial Development Board, Solid Waste
                                 Disposal Revenue, (Champion International Corporation Project)
                                 Series 1992, AMT,
                                 7.000% 06/01/22                                                 Baa2  BBB          3,104      3,104
                                                                                                           -------------------------
                            California - 1.0%
            2,000     2,000      Sacramento County, California, Single Family Mortgage Revenue,
                                 Series 1991A, AMT,
                                 7.250% 10/01/23                                                  Aaa  AAA          2,471      2,471
                                                                                                           -------------------------
                            Colorado - 0.6%
            3,800     3,800      Colorado, E-470 Public Highway Authority, Revenue, Capital
                                 Appreciation, Series 1997B, (MBIA Insured),
                                 5.280%+ 09/01/18                                                 Aaa  AAA          1,573      1,573
                                                                                                           -------------------------




                                         Nations Maryland Municipal Bond Fund/Nations
               Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund (acquiring)
                              Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                    September 30, 2001

                                                                                                                          Nations
                                                                                                                          Maryland
                                                                                                                        Intermediate
                                                                                                                         Municipal
            Nations                                                                                                         Bond
 Nations   Maryland                                                                                              Nations    Fund
Maryland Intermediate                                                                                Nations    Maryland   (acquir-
Municipal   Municipal                                                                              Maryland    Intermediate  ing)
  Bond        Bond    Combined                                                                       Municipal  Municipal  Combined
  Fund       Fund     Pro Forma                                                                        Bond       Bond        Pro
Principal  Principal  Principal                                                    Moody's             Fund       Fund      Forma
 amount     amount     amount                                                        S&P               Value      Value      Value
 (000)      (000)      (000)                Description                            Ratings            (000)      (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------------

                              Municipal bonds and notes- (continued)
                              District of Columbia - 1.0%
  $   -     $2,000   $ 2,000           Washington, District of Columbia,
                                         Metropolitan Area Transportation
                                         Authority, Revenue Refunding,
                                         Series 1993, (FGIC Insured),
                                         5.000% 07/01/06                            Aaa    AAA      $    -     $ 2,114    $ 2,114
    350                  350           Washington, District of Columbia,
                                         Metropolitan Area Transportation
                                         Authority, Revenue Refunding,
                                         Series 1993, (FGIC Insured),
                                         6.000% 07/01/10                            Aaa    AAA         402                    402
                                                                                                    -----------------------------
                                                                                                       402       2,114      2,516
                                                                                                    -----------------------------

                              Florida - 1.2%
  1,000      2,000     3,000           Florida State, Board of Education
                                         Lottery Revenue, Series 2001B,
                                         5.000% 07/01/20                            Aaa    AAA        998        1,996      2,994
                                                                                                    ------------------------------


                              Guam - 0.3%
    600                  600           Guam, Government GO, Series 1993A,
                                         5.200% 11/15/08                            NR     BBB-        620                    620
                                                                                                    -----------------------------


                              Michigan - 0.9%
             2,000     2,000           Southfield, Michigan, Library Building
                                         Authority, GO, Series 2000,
                                        (MBIA Insured),
                                         5.500% 05/01/24                            Aaa    AAA                   2,065      2,065
                                                                                                    -----------------------------


                              Mississippi - 2.0%
             1,000     1,000           Mississippi State, Hospital Facilities
                                        and Equipment Authority,  Revenue,
                                        (Forrest County General Hospital Project)
                                         Series 2000, (FSA Insured),
                                         5.625% 01/01/20                            Aaa    NR                    1,046      1,046
             3,100     3,100           Mississippi State, Hospital Facilities
                                        and Equipment Authority, Revenue, (Forrest
                                         County General Hospital Project)
                                         Series 2000, FSA Insured),
                                         5.500% 01/01/24                            Aaa    NR                    3,180      3,180
    500                  500           Warren County, Mississippi, Environmental
                                         Improvement Revenue Refunding,
                                         (International Paper Company Project)
                                         Series 2000A, AMT,
                                         6.700% 08/01/18                            Baa2   BBB         529                    529
                                                                                                    -----------------------------

                                                                                                       529       4,226      4,755
                                                                                                    -----------------------------

                              Oklahoma - 0.7%
             2,000     2,000           Tulsa, Oklahoma, Municipal Airport
                                         Transportation Revenue Refunding,
                                         Series 2000B, AMT, Mandatory Put
                                         12/01/08 @ 100,
                                         6.000% 06/01/35                            Ba2    BB                    1,780      1,780
                                                                                                    -----------------------------


                              Puerto Rico - 0.4%
    500                  500           Puerto Rico, Electric Power Authority,
                                         Power Revenue Refunding,
                                         Series 1995Y, (MBIA Insured),
                                         6.500% 07/01/06                           Aaa     AAA         575                    575
    315                  315           Puerto Rico, Housing Bank and Finance
                                         Agency, Single-Family
                                         Mortgage Revenue, (Affordable Housing
                                         Mortgage-Portfolio I) Series 1995,
                                         AMT, (GNMA/FNMA/FHLMC COLL),
                                         6.100% 10/01/15                           Aaa     AAA         332                    332
                                                                                                    -----------------------------

                                                                                                       907                    907
                                                                                                    -----------------------------


                              South Carolina - 0.4%
         1,010          1,010          South Carolina, Jobs Economic Development
                                         Authority, Economic Development Revenue,
                                        (Valley Proteins Inc. Project) Series 1995,
                                        (Harris Bank LOC),
                                         2.350% 04/01/10                           NR      A-1+                  1,010      1,010
                                                                                                   ------------------------------


                              Tennessee - 0.6%
  1,355                1,355           Maury County, Tennessee, Industrial
                                         Development Board, Multi-Modal
                                         PCR Refunding, (General Motors
                                         Corporation - Saturn Corporation
                                         Project) Series 1994,
                                         6.500% 09/01/24                          A2       A        1,470                   1,470
                                                                                                    -----------------------------



                                       Nations Maryland Municipal Bond Fund/Nations
             Maryland Intermediate Municipal Bond Fund/Nations Maryland Intermediate Municipal Bond Fund (acquiring)
                             Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                   September 30, 2001

                                                                                                                         Nations
                                                                                                                         Maryland
                                                                                                                       Intermediate
                                                                                                                         Municipal
               Nations                                                                                                     Bond
 Nations      Maryland                                                                                       Nations       Fund
 Maryland   Intermediate                                                                        Nations     Maryland     (acquir-
Municipal     Municipal                                                                         Maryland  Intermediate     ing)
  Bond        Bond        Combined                                                             Municipal    Municipal   Combined
   Fund       Fund       Pro Forma                                                                Bond         Bond        Pro
Principal    Principal    Principal                                                Moody's        Fund         Fund       Forma
  amount       amount      amount                                                   S&P           Value        Value      Value
  (000)        (000)        (000)             Description                           Ratings       (000)        (000)      (000)
------------------------------------------------------------------------------------------------------------------------------------
                                 Municipal bonds and notes--(continued)
                                 Texas - 2.1%
    $ -      $ 2,000     $ 2,000   Brazos River Authority, Texas, PCR
                                    Refunding, (Texas Electric
                                    Company Project) Series 2001A, AMT,
                                    Mandatory Put 04/01/04 @ 100,
                                    4.950% 10/01/30                              NR   BBB      $     -         $ 2,045       $ 2,045
  1,000                    1,000   Houston, Texas, Independent School District,
                                    GO Refunding, Series 1999A, (PSF-GTD),
                                    5.000% 02/15/24                             Aaa   AAA           975                          975
               2,000       2,000   Texas State, Water Development Board,
                                    Revenue, Series 1997,
                                    5.000% 07/15/12                             Aaa   AAA                        2,080         2,080
                                                                                               -------------------------------------

                                                                                                    975          4,125         5,100
                                                                                               -------------------------------------


                                 Washington - 0.4%
  1,000                    1,000   Washington State, Motor Vehicle Fuel
                                    Tax, GO, Series 1997D,(FGIC Insured)
                                    5.375% 01/01/22                             Aaa   AAA         1,013                        1,013
                                                                                               -------------------------------------


                                 Total municipal bonds and notes
                                    (Cost $36,847 and $187,056, respectively)                    39,583        196,724       236,307
                                                                                               -------------------------------------


 Shares        Shares      Shares
 (000)         (000)       (000)
----------------------------------

                                 Investment companies - 1.6%
                                     (Cost $2,153 and $1,671, respectively)
   2,153        1,671       3,824     Nations Municipal Reserves#                                 2,153          1,671         3,824
                                                                                               -------------------------------------



                                 Total investments - 98.9%
                                     (Cost $39,000 and $188,727, respectively)                 $ 41,736      $ 198,395     $ 240,131
                                                                                               -------------------------------------


----------------
+ Zero coupon security. The rate shown reflects the yield to maturity. # Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.


                        Nations Maryland Municipal Bond Fund / Nations Maryland Intermediate Municipal
                           Bond Fund / Nations Maryland Intermediate Municipal Bond Fund (acquiring)
                                   Pro Forma Combining Statement of Net Assets (unaudited)
                                                   September 30, 2001

                                                                                                               Nations
                                                                                                               Maryland
                                                                                                             Intermediate
                                                                        Nations                               Municipal
                                                       Nations           Maryland                              Bond Fund
                                                      Maryland         Intermediate                           (acquiring)
                                                      Municipal         Municipal     Adjustments to          Proforma
                                                      Bond Fund         Bond Fund       Pro Forma            Combined
                                                     (in 000's)         (in 000's)      (in 000's)           (in 000's)
                                                 ------------------------------------------------------   ---------------
Total Investments                                   $     41,736        $ 198,395     $    -               $     240,131

Other Assets and Liabilities:
Cash                                                           1              -                                        1
Receivable for investment securities sold                      4              -                                        4
Receivable for Fund shares sold                              100              152                                    252
Interest receivable                                          602            3,303                                  3,905
Receivable from investment advisor                             -                -          111 (a)                   111
Payable for Fund shares redeemed                            (133)             (78)                                  (211)
Investment advisory fee payable                               (1)             (30)                                   (31)
Administration fee payable                                    (7)             (33)                                   (40)
Shareholder servicing and distribution
   fees payable                                              (26)             (12)                                   (38)
Distribution payable                                        (136)            (733)                                  (869)
Payable for investment securities purchased                    -              (95)                                   (95)
Accrued Trustees' fees and expenses                          (37)             (41)                                   (78)
Accrued expenses and other liabilities                       (25)             (54)        (111)(a)                  (190)
                                                 ---------------------------------------------------     ----------------
Total Other Assets and Liabilities                           342            2,379          -                       2,721
                                                 ---------------------------------------------------     ----------------
Net Assets                                          $     42,078    $     200,774     $    -               $     242,852
                                                 ===================================================     ================

Net Assets by Class:
Primary A                                           $ 20,900,745    $ 176,217,959     $    -               $ 197,118,704
Investor A                                             2,882,480       18,412,585          -                  21,295,065
Investor B                                            17,920,944        5,353,121          -               $  23,274,065
Investor C                                               373,867          790,349          -                   1,164,216
                                                 ---------------------------------------------------     ----------------
                                                    $ 42,078,036    $ 200,774,014     $    -               $ 242,852,050
                                                 ---------------------------------------------------     ----------------

Shares Outstanding by Class:
Primary A                                              2,047,335       15,927,404     (157,575)(b)            17,817,164
Investor A                                               282,412        1,664,304      (21,790)(b)             1,924,926
Investor B                                             1,755,472          483,860     (135,133)(b)             2,104,199
Investor C                                                36,639           71,436       (2,835)(b)               105,240
                                                 ----------------------------------------------------    ----------------
                                                       4,121,858       18,147,004     (317,333)               21,951,529
                                                 ----------------------------------------------------    ----------------

Net Asset Value per Share by Class:
Primary A                                           $      10.21    $      11.06      $    -               $       11.06
Investor A                                          $      10.21    $      11.06      $    -               $       11.06
Investor B                                          $      10.21    $      11.06      $    -               $       11.06
Investor C                                          $      10.20    $      11.06      $    -               $       11.06


(a) Adjustment reflects estimated costs of Reorganization.
(b) Reflects the issuance of Nations Maryland Intermediate Municipal Bond Fund shares to holders of shares of Nations Maryland Municipal Bond Fund.

                   See Notes to Pro Forma Financial Statements

                                          Nations Maryland Municipal Bond Fund / Nations
             Maryland Intermediate Municipal Bond Fund / Nations Maryland Intermediate Municipal Bond Fund (acquiring)
                                   Pro Forma Combining Statement of Operations (unaudited)
                                         Twelve Month Period Ending September 30, 2001

                                                                                                                  Nations
                                                                                                                 Maryland
                                                                                                               Intermediate
                                                                                 Nations                         Municipal
                                                             Nations            Maryland                         Bond Fund
                                                            Maryland          Intermediate                      (acquiring)
                                                            Municipal          Municipal    Adjustments to        Proforma
                                                            Bond Fund          Bond Fund       Pro Forma          Combined
                                                            (in 000's)         (in 000's)     (in 000's)         (in 000's)
                                                            ---------------------------------------------        ----------

Investment Income:
Interest                                                    $2,035            $10,258              $ -            $12,293
                                                            ---------------------------------------------         ---------


Expenses:
Investment advisory fee                                        194                800              (40)(a)            954
Administration fee                                              86                441                -                527
Transfer agent fee                                              11                 57                -                 68
Custodian fees                                                   4                 15                -                 19
Legal and audit fees                                            44                 55              (44)(b)             55
Registration and filing fees                                     2                  3               (2)(b)              3
Trustees' fees and expenses                                     24                 24              (24)(b)             24
Printing expense                                                16                 20              (15)(b)             21
Other                                                            4                 21              107 (b),(c)        132
                                                            --------------------------------------------          ---------

  Subtotal                                                     385              1,436              (18)             1,803
                                                            --------------------------------------------          ---------


Shareholder servicing and distribution fees:
Investor A Shares                                                5                 44                -                 49
Investor B Shares                                              168                 52                -                220
Investor C Shares                                                2                  3                -                  5
                                                            --------------------------------------------          ---------

   Total expenses                                              560              1,535              (18)             2,077
                                                            --------------------------------------------          ---------


Fees waived and/or expenses reimbursed by
  investment advisor, administrator, and/or
  distributor                                                 (150)              (435)             (22)(c),(d)       (607)
                                                            --------------------------------------------          ---------

   Net Expenses                                                410              1,100              (40)             1,470
                                                            --------------------------------------------          ---------


Net Investment Income                                        1,625              9,158               40              10,823
                                                            --------------------------------------------          ---------


Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                          -                197                                  197
Net change in unrealized appreciation/
 (depreciation) of investments                               2,023              6,800                                8,823
                                                            ---------------------------------------------          ---------

Net realized and unrealized gain/(loss)
  on investments                                             2,023              6,997                                9,020
                                                            ---------------------------------------------          ---------

Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                           $3,648            $16,155             $ 40             $19,843
                                                            =============================================          =========


Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                   See Notes to Pro Forma Financial Statements

                      Nations Maryland Municipal Bond Fund
                Nations Maryland Intermediate Municipal Bond Fund
         Nations Maryland Intermediate Municipal Bond Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund") and Nations Maryland Intermediate Municipal Bond Fund ("Maryland Intermediate Municipal Bond Fund") into Nations Maryland Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Maryland Municipal Bond Fund and Maryland Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Maryland Municipal Bond Fund and Maryland Intermediate Municipal Bond Fund and the results of operations of Maryland Municipal Bond Fund and Maryland Intermediate Municipal Bond Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

               Nations North Carolina Municipal Bond Fund/Nations North Carolina
                   Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                           Nations
                                                                                                                            North
                                                                                                                           Carolina
             Nations                                                                                                    Intermediate
 Nations      North                                                                                             Nations    Municipal
  North     Carolina                                                                                Nations      North       Bond
Carolina  Intermediate                                                                               North     Carolina      Fund
Municipal  Municipal    Combined                                                                   Carolina  Intermediate(acquiring)
  Bond        Bond         Pro                                                                     Municipal   Municipal   Combined
  Fund        Fund        Forma                                                                      Bond        Bond        Pro
Principal  Principal    Principal                                                        Moody's     Fund*       Fund       Forma
 amount      amount       amount                                                           S&P      Value       Value       Value
 (000)       (000)        (000)                       Description                        Ratings    (000)       (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                                    Municipal bonds and notes - 97.9%
                                    North Carolina- 97.9%
$1,000    $-             $1,000   Charlotte, North Carolina, GO, Series 2000,
                                     5.500% 06/01/12                                      Aaa  AAA   $1,104      $-         $1,104
   525                      525   Charlotte, North Carolina, Health Care Systems
                                     Revenue, Unrefunded Balance, (Mecklenburg
                                     Hospital Authority Project) Series 1992,
                                     6.250% 01/01/20                                      Aa3  AA       537       -            537
   975                      975   Charlotte-Mecklenburg Hospital Authority, Revenue,
                                     Series 1992, Prerefunded 01/01/02 @ 102,
                                     6.250% 01/01/20                                      Aa3  AA     1,005       -          1,005
 1,000                    1,000   Craven County, North Carolina, Industrial Facilities
                                     and Pollution Control Financing Authority,
                                     PCR Refunding, (Weyerhaeuser Company
                                     Project) Series 1992,
                                     6.350% 01/01/10                                      NR   A-     1,034       -          1,034
 1,000                    1,000   Cumberland County, North Carolina, GO, Series 1998,
                                     (FGIC Insured),
                                     5.000% 03/01/17                                      Aaa  AAA    1,024       -          1,024
 1,305                    1,305   Greensboro, North Carolina, Combined Enterprise
                                     Systems Revenue, Series 1998A,
                                     5.500% 06/01/08                                      Aa3  AA-    1,436       -          1,436
 1,000                    1,000   Greensboro, North Carolina, Public Improvement GO,
                                     Series 1998,
                                     4.700% 04/01/10                                      Aa1  AAA    1,052       -          1,052
 1,000                    1,000   Greenville, North Carolina, Utilities Commission
                                     Revenue, Series 2000A, (MBIA Insured),
                                     5.500% 09/01/19                                      Aaa  AAA    1,042       -          1,042
 1,000                    1,000   Haywood County, North Carolina, Industrial Facilities
                                     and Pollution Control Financing Authority,
                                     Solid Waste Disposal Revenue Refunding,
                                     (Champion International Corporation Project)
                                     Series 1999, AMT,
                                     6.400% 11/01/24                                      Baa2 NR     1,044       -          1,044
 1,000                    1,000   Haywood County, North Carolina, Industrial Facilities
                                     and Pollution Control Financing Authority,
                                     Solid Waste Disposal Revenue, (Champion
                                     International Corporation Project) Series
                                     1993, AMT,
                                     5.500% 10/01/18                                      Baa2 BBB      972       -            972
 1,925                    1,925   Johnston County, North Carolina, GO, Series 2000,
                                     (FGIC Insured),
                                     5.500% 03/01/15                                      Aaa  AAA    2,088       -          2,088
 2,000                    2,000   Martin County, North Carolina, Industrial Facilities
                                     and Pollution Control Financing Authority,
                                     Solid Waste Disposal Revenue,(Weyerhaeuser
                                     Company Project) Series 1993, AMT,
                                     5.650% 12/01/23                                      A3   A-     1,946       -          1,946
 1,000                    1,000   Mecklenburg County, North Carolina, GO Refunding,
                                     Series 1993,
                                     6.000% 04/01/11                                      Aaa  AAA    1,157       -          1,157
 2,000                    2,000   Mecklenburg County, North Carolina, Industrial
                                     Facilities and Pollution Control Financing
                                     Authority, Revenue Refunding, (Fluor
                                     Corporation Project) Series 1993,
                                     5.250% 12/01/09                                      NR   A      2,043       -          2,043
 1,000                    1,000   Monroe, North Carolina, Combined Enterprise Systems,
                                     Revenue, Series 1994, Prerefunded 03/01/04 @102,
                                     6.000% 03/01/14                                      A3   A      1,094       -          1,094
 1,000                    1,000   Morganton, North Carolina, Water and Sewer GO, Series
                                     1995, (FGIC Insured),
                                     5.600% 06/01/10                                      Aaa  AAA    1,072       -          1,072
   500                      500   New Hanover County, North Carolina, GO, Series 2001,
                                     4.600% 06/01/14                                      Aa2  AA-      506       -            506
 1,000                    1,000   New Hanover County, North Carolina, Industrial
                                     Facilities and Pollution Control Financing
                                     Authority, Solid Waste Disposal Revenue,
                                     (Occidental Petroleum Corporation Project)
                                     Series 1994, AMT,
                                     6.500% 08/01/14                                      Baa3 BBB    1,025       -          1,025
 1,000                    1,000   North Carolina, Appalachian State University, Revenue
                                     Refunding, Series 1998, (MBIA Insured),
                                     5.000% 05/15/18                                      Aaa  AAA    1,008       -          1,008
 1,210                    1,210   North Carolina, Housing Finance Agency, (Home Ownership
                                     Project) Series 1998A, AMT,
                                     5.200% 01/01/20                                      Aa2  AA     1,218       -          1,218
 1,130                    1,130   North Carolina, Medical Care Commission, Health Care
                                     Facilities Revenue, (Gaston Memorial
                                     Hospital Project) Series 1995, (AMBAC-TCRS
                                     Insured),
                                     5.250% 02/15/07                                      Aaa  AAA    1,219       -          1,219
   860                      860   North Carolina, Medical Care Commission, Health Care
                                     Facilities Revenue, (Halifax Regional Medical
                                     Center, Inc. Project) Series 1998,
                                     4.600% 08/15/06                                      Baa1 NR       854       -            854

        Nations North Carolina Municipal Bond Fund/Nations North Carolina
                  Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                               North
            Nations                                                                                                         Carolina
 Nations     North                                                                                     Nations  Nations Intermediate
  North    Carolina                                                                                     North    North     Municipal
Carolina Intermediate                                                                                 Carolina Carolina         Bond
Municipal  Municipal Combined                                                                           Bond Intermediate(acquiring)
  Bond       Bond       Pro                                                                             Fund   Municipal    Combined
  Fund       Fund      Forma                                                                          Municipal  Bond            Pro
Principal Principal  Principal                                                                Moody's   Fund*    Fund          Forma
 amount     amount     amount                                                                  S&P      Value    Value         Value
 (000)      (000)      (000)                                         Description              Ratings   (000)    (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                           Municipal bonds and notes - 97.9%
                           North Carolina - (continued)

1,500     $ -      $1,500   North Carolina, Medical Care Commission, Health Care Facilities
                              Revenue, (Pitt County Memorial Hospital Project) Series 1998B,
                              4.750% 12/01/28                                                    Aa3  AA-   $1,378    $-      $1,378
1,000               1,000   North Carolina, Medical Care Commission, Health Care Facilities
                              Revenue, (Rex Hospital, Inc. Project) Series 1993,
                              Prerefunded 06/01/03 @ 102,
                              6.250% 06/01/17                                                    Aaa  A+     1,082     -       1,082
1,000               1,000   North Carolina, Medical Care Commission, Hospital Revenue,
                              (Pitt County Memorial Hospital Project) Series 1998B,
                              5.000% 12/01/18                                                    Aa3  AA-      985     -         985
1,000               1,000   North Carolina, Municipal Power Agency Number 1, Revenue
                              Refunding, (Catawba Electric Project) Series 1992, (FGIC Insured),
                              6.200% 01/01/18                                                    Aaa  AAA    1,055     -       1,055
1,500               1,500   Onslow County, North Carolina, Combined Enterprise Systems,
                              Revenue, Series 1994, (MBIA Insured),
                              5.875% 06/01/09                                                    Aaa  AAA    1,629     -       1,629
1,000               1,000   Orange County, North Carolina, GO, Series 1994,
                              5.500% 02/01/14                                                    Aa1  AA+    1,043     -       1,043
1,000               1,000   Orange County, North Carolina, GO, Series 2000,
                              5.300% 04/01/17                                                    Aa1  AA+    1,053     -       1,053
1,000               1,000   Pitt County, North Carolina, Certificates of Participation,(School
                              Facilities Project) Series 2000B,
                              5.500% 04/01/25                                                    Aaa  AAA    1,037     -       1,037
1,000               1,000   Pitt County, North Carolina, Hospital Revenue, (Pitt County Memorial
                              Hospital Project) Series 1995,
                              5.250% 12/01/21                                                    Aaa  NR     1,016     -       1,016
1,000               1,000   Randolph County, North Carolina, Certificates of Participation,
                              Series 2000, (FSA Insured),
                              5.500% 06/01/15                                                    Aaa  AAA    1,067     -       1,067
1,000               1,000   Randolph County, North Carolina, Certificates of Participation,
                              Series 2000, (FSA Insured),
                              5.750% 06/01/22                                                    Aaa  AAA    1,060     -       1,060
1,000               1,000   Wake County, North Carolina, GO, Series 2001B,
                              4.500% 02/01/14                                                    Aaa  AAA    1,002     -       1,002
1,000               1,000   Wilmington, North Carolina, Water Authority, GO, Series 1994,
                              5.700% 06/01/15                                                    Aa3  AA-    1,049     -       1,049
1,000               1,000   Wilson, North Carolina, GO, Series 2000, (AMBAC Insured),
                               5.100% 06/01/14                                                   Aaa  AAA    1,061     -       1,061
                           Total municipal bonds and notes                                                 -------------------------
                             (Cost $ 38,417 and $0, respectively)
                                                                                                            40,997     -      40,997
Shares    Shares    Shares                                                                                 -------------------------
(000)     (000)     (000)
--------------------------
                            Investment companies - 2.0%                                                        839     -         839
                              (Cost $839 and $0, respectively)                                             -------------------------
 839                  839     Nations Municipal Reserves#
                               Total investments - 99.9%                                                   $41,836     -     $41,836
                                                    (Cost $39,256 and $0, respectively)                    -------------------------
----------
* If the North Carolina Municipal Bond Fund approves the Reorganization, and the North Carolina Intermediate Municipal
  Bond Fund does not, the North Carolina Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will,in all likelihood, be required to sell a significant portion of the North Carolina Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring Fund's investment objective and principal investment strategies.
# Money market mutual fund registered under the Investment Company Act of 1940,as amended, and sub-advised by Banc of America
  Capital Management, LLC.

        Nations North Carolina Municipal Bond Fund/Nations North Carolina
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                              Nations
                                                                                          North Carolina
                                                                                           Intermediate
                                                                Nations                      Municipal
                                                 Nations    North Carolina                   Bond Fund
                                             North Carolina  Intermediate                   (acquiring)
                                                Municipal      Municipal   Adjustments to     Proforma
                                                Bond Fund      Bond Fund      Pro Forma       Combined
                                               (in 000's)     (in 000's)     (in 000's)      (in 000's)
                                              -----------------------------------------    ------------
Total Investments                             $     41,836    $       --   $         --    $     41,836
Other Assets and Liabilities:
Cash                                                     1            --             --               1
Interest receivable                                    638            --             --             638
Receivable from investment advisor                      --            --             42 (a)          42
Payable for Fund shares redeemed                      (369)           --             --            (369)
Investment advisory fee payable                         (1)           --             --              (1)
Administration fee payable                              (7)           --             --              (7)
Shareholder servicing and distribution
   fees payable                                        (22)           --             --             (22)
Distributions payable                                 (147)           --             --            (147)
Accrued Trustees' fees and expenses                    (38)           --             --             (38)
Accrued expenses and other liabilities                 (27)           --            (42)(a)         (69)
                                              -----------------------------------------    ------------
Total Other Assets and Liabilities                      28            --             --              28
                                              -----------------------------------------    ------------
Net Assets                                    $     41,864    $       --   $         --    $     41,864
                                              =========================================    ============

Net Assets by Class:
Primary A                                     $ 22,635,827    $       --   $         --    $ 22,635,827
Investor A                                       3,402,540            --             --       3,402,540
Investor B                                      15,644,691            --             --      15,644,691
Investor C                                         181,435            --             --         181,435
                                              -----------------------------------------    ------------
                                              $ 41,864,493    $       --   $         --    $ 41,864,493
                                              -----------------------------------------    ------------
Shares Outstanding by Class:
Primary A                                        2,249,741            --             --       2,249,741
Investor A                                         338,264            --             --         338,264
Investor B                                       1,554,916            --             --       1,554,916
Investor C                                          18,037            --             --          18,037
                                              -----------------------------------------    ------------
                                                 4,160,958            --             --       4,160,958
                                              -----------------------------------------    ------------

Net Asset Value per Share by Class:
Primary A                                     $      10.06    $       --   $         --    $      10.06
Investor A                                    $      10.06    $       --   $         --    $      10.06
Investor B                                    $      10.06    $       --   $         --    $      10.06
Investor C                                    $      10.06    $       --   $         --    $      10.06

(a) Adjustment reflects estimated costs of Reorganization.


                                See Notes to Pro Forma Financial Statements

             Nations North Carolina Municipal Bond Fund / Nations North Carolina
                      Intermediate Municipal Bond Fund (acquiring)
                Pro Forma Combining Statement of Operations (unaudited)
                    Twelve Month Period Ending September 30, 2001

                                                                                                                        Nations
                                                                                                                    North Carolina
                                                                                                                     Intermediate
                                                                                       Nations                         Municipal
                                                                     Nations       North Carolina                      Bond Fund
                                                                 North Carolina     Intermediate                      (acquiring)
                                                                    Municipal         Municipal    Adjustments to      Proforma
                                                                    Bond Fund         Bond Fund       Pro Forma        Combined
                                                                   (in 000's)        (in 000's)      (in 000's)       (in 000's)
                                                                   --------------------------------------------       ----------
Investment Income:
Interest                                                           $    2,189        $       --        $     --       $    2,189
                                                                   --------------------------------------------       ----------
Expenses:
Investment advisory fee                                                   205                --             (42)(a)          163
Administration fee                                                         90                --              --               90
Transfer agent fee                                                         11                --              --               11
Custodian fees                                                              4                --              --                4
Legal and audit fees                                                       45                --              --               45
Registration and filing fees                                                2                --              --                2
Trustees' fees and expenses                                                24                --              --               24
Printing expense                                                           14                --              --               14
Other                                                                       4                --              44 (b)           48
                                                                   --------------------------------------------       ----------
  Subtotal                                                                399                --               2             401
                                                                   --------------------------------------------       ----------

Shareholder servicing and distribution fees:
Investor A Shares                                                           6                --              --                6
Investor B Shares                                                         168                --              --              168
Investor C Shares                                                           2                --              --                2
                                                                   --------------------------------------------       ----------
Total expenses                                                            575                --               2              577
                                                                   --------------------------------------------       ----------
Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                                           (152)               --             (44)(b)         (196)
                                                                   --------------------------------------------       ----------
   Net Expenses                                                           423                --             (42)             381
                                                                   --------------------------------------------       ----------
Net Investment Income                                                   1,766                --              42            1,808
                                                                   --------------------------------------------       ----------
Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                                   152                --                              152
Net change in unrealized appreciation/
  (depreciation) of investments                                         1,589                --                            1,589
                                                                   --------------------------------------------       ----------
Net realized and unrealized gain/(loss)
  on investments                                                        1,741                --                            1,741
                                                                   --------------------------------------------       ----------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                                      $3,507        $       --        $     42       $    3,549
                                                                   ============================================       ==========
Legend:
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

                   Nations North Carolina Municipal Bond Fund
         Nations North Carolina Intermediate Municipal Bond Fund (acquiring)

      Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

 The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The proforma statements give effect to the proposed reorganization ("Reorganization") of Nations North Carolina Municipal Bond Fund (the "Fund") and Nations North Carolina Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund,in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations North Carolina Municipal Bond Fund and Nations North Carolina Intermediate Municipal Bond Fund approve the Reorganization - that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.



                      Nations North Carolina Municipal Bond Fund/Nations
  North Carolina Intermediate Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
                   Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001


                                                                                                                           Nations
                                                                                                                            North
                                                                                                                          Carolina
              Nations                                                                                                   Intermediate
 Nations       North                                                                                            Nations    Municipal
 North       Carolina                                                                                            North       Bond
Carolina    Intermediate                                                                           Nations     Carolina      Fund
Municipal    Municipal    Combined                                                           North Carolina Intermediate (acquiring)
 Bond          Bond          Pro                                                                  Municipal   Municipal    Combined
 Fund          Fund         Forma                                                                    Bond        Bond         Pro
Principal    Principal     Principal                                                                 Fund        Fund        Forma
 amount       amount        amount                                                   Moody's  S&P    Value       Value       Value
 (000)        (000)         (000)                    Description                       Ratings       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------------------------------

                                   Municipal bonds and notes - 97.4%
                                   North Carolina - 95.7%
   $ -       $ 1,000     $ 1,000       Brunswick County, North Carolina,
                                          Certificates of Participation,
                                          Series 2000,
                                          5.500% 06/01/20                             Aaa    AAA       $ -      $1,041    $ 1,041
               1,000       1,000       Buncombe County, North Carolina,
                                          GO Refunding, Series 1993,
                                          Prerefunded 07/01/02 @ 102,
                                          5.000% 03/01/03                             Aa2     AA                 1,036      1,036
                   5           5       Buncombe County, North Carolina,
                                          Metropolitan Sewer District, Sewer
                                          System Revenue, Unrefunded
                                          Balance, Series 1992B,
                                          6.750% 07/01/16                              A1     NR                     5          5
               2,000       2,000       Cabarrus County, North Carolina,
                                          Certificates of Participation,
                                          Installment Financing Contract,
                                          Series 2001,
                                          5.500% 04/01/13                             Aa3    AA-                 2,184      2,184
               1,500       1,500       Cabarrus County, North Carolina, GO,
                                          (MBIA Insured),
                                          5.300% 02/01/13                             Aaa    AAA                 1,592       1,592
               1,200       1,200       Charlotte, North Carolina, Airport Revenue,
                                           Series 1999B, AMT, (MBIA Insured),
                                          4.750% 07/01/05                             Aaa    AAA                 1,258       1,258
               1,275       1,275       Charlotte, North Carolina, Airport Revenue,
                                          Series 1999B, AMT, (MBIA Insured),
                                          4.850% 07/01/06                             Aaa    AAA                 1,343       1,343
               1,260       1,260       Charlotte, North Carolina, Airport Revenue,
                                           Series 1999B, AMT, (MBIA Insured),
                                           5.000% 07/01/07                            Aaa    AAA                 1,333       1,333
               1,000       1,000       Charlotte, North Carolina, Airport Revenue,
                                          Series 1999B, AMT, (MBIA Insured),
                                          6.000% 07/01/24                             Aaa    AAA                 1,069       1,069
 1,000                     1,000       Charlotte, North Carolina, GO, Series 2000,
                                          5.500% 06/01/12                             Aaa    AAA     1,104                   1,104
               1,000       1,000       Charlotte, North Carolina, GO Refunding,
                                          Series 1993,
                                          4.500% 02/01/03                             Aaa    AAA                 1,028       1,028
               1,240       1,240       Charlotte, North Carolina, Health Care
                                          Systems Revenue, Unrefunded Balance,
                                          (Mecklenburg Hospital Authority Project)
                                          Series 1992,
                                          6.375% 01/01/09                             Aa3     AA                 1,276       1,276
   525           425         950       Charlotte, North Carolina, Health Care
                                          Systems Revenue, Unrefunded
                                          Balance, (Mecklenburg Hospital
                                          Authority Project) Series 1992,
                                          6.250% 01/01/20                             Aa3     AA       537         435         972
               1,000       1,000       Charlotte, North Carolina, Water
                                          and Sewer GO, Series 1994,
                                          Prerefunded 02/01/04 @ 102,
                                          5.800% 02/01/16                             Aaa    AAA                 1,088       1,088
               1,670       1,670       Charlotte, North Carolina, Water
                                          and Sewer GO, Series 1996,
                                          5.500% 05/01/06                             Aaa    AAA                 1,831       1,831
               1,855       1,855       Charlotte, North Carolina, Water
                                          and Sewer GO, Series 1998,
                                          4.750% 02/01/12                             Aaa    AAA                 1,942       1,942
               2,545       2,545       Charlotte, North Carolina, Water
                                          and Sewer Systems Revenue,
                                          Series 1999,
                                          5.375% 06/01/19                             Aa1    AAA                 2,631       2,631
               2,000       2,000       Charlotte-Mecklenburg Hospital Authority,
                                          Revenue, (Carolinas Healthcare System
                                          Project) Series 1997A,
                                          5.000% 01/15/17                             Aa3     AA                 1,994       1,994
               4,500       4,500       Charlotte-Mecklenburg Hospital Authority,
                                          Revenue, (Carolinas Healthcare System
                                          Project) Series 1997A,
                                          5.125% 01/15/22                             Aa3     AA                 4,458       4,458
                 760         760       Charlotte-Mecklenburg Hospital Authority,
                                          Revenue, Series 1992, Prerefunded
                                          01/01/02 @ 102,
                                          6.375% 01/01/09                             Aa3     AA                   783         783
975 (a)          705       1,680       Charlotte-Mecklenburg Hospital Authority,
                                          Revenue, Series 1992,
                                          Prerefunded 01/01/02 @ 102,
                                          6.250% 01/01/20                             Aa3     AA     1,005         726       1,731
               2,500       2,500       Cleveland County, North Carolina,
                                          GO Refunding, Series 1993,
                                          (FGIC Insured),
                                          5.100% 06/01/02                             Aaa    AAA                 2,549       2,549
               1,000       1,000       Cleveland County, North Carolina,
                                          GO Refunding, Series 1993,
                                          (FGIC Insured),
                                              5.100% 06/01/05                         Aaa    AAA                 1,043       1,043




 Nations North Carolina Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund/Nations North Carolina
                                     Intermediate Municipal Bond Fund (acquiring)
                       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                September 30, 2001

                                                                                                                            Nations
                                                                                                                              North
                                                                                                                           Carolina
             Nations                                                                                                   Intermediate
  Nations     North                                                                                          Nations      Municipal
   North    Carolina                                                                              Nations    North             Bond
  Carolina Intermediate                                                                           North      Carolina          Fund
 Municipal  Municipal  Combined                                                                   Carolina  Intermediate (acquiring)
   Bond       Bond       Pro                                                                      Municipal   Municipal    Combined
   Fund      Fund      Forma                                                                           Bond      Bond           Pro
 Principal Principal  Principal                                                              Moody's   Fund      Fund         Forma
  amount     amount     amount                      Description                                S&P    Value      Value        Value
  (000)      (000)      (000)                                                                Ratings   (000)     (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              North Carolina - (continued)
   $ -    $ 2,000   $ 2,000   Coastal Regional Solid Waste Management Authority, North Carolina,
                                 Solid Waste Disposal System Revenue, Series 1992,
                                 Prerefunded 06/01/02 @ 102,
                                 6.300% 06/01/04                                               A3 BBB+    $ -     $ 2,095   $ 2,095
            1,490     1,490   Concord, North Carolina, Certificate of Participation, Series 2001,
                                 (MBIA Insured),
                                 5.000% 06/01/17                                               Aaa  AAA             1,505     1,505
              500       500   Concord, North Carolina, GO Refunding, Series 1992,
                                 6.200% 06/01/05                                               Aa2  AA-               520       520
            1,000     1,000   Concord, North Carolina, Utilities System Revenue, Series 1993,
                                 (MBIA Insured),
                                 5.200% 12/01/02                                               Aaa  AAA             1,034     1,034
 1,000                1,000   Craven County, North Carolina, Industrial Facilities and Pollution
                                 Control Financing Authority, PCR Refunding, (Weyerhaeuser
                                 Company Project) Series 1992,
                                 6.350% 01/01/10                                                NR   A-    1,034              1,034
 1,000                1,000   Cumberland County, North Carolina, GO, Series 1998, (FGIC Insured),
                                 5.000% 03/01/17                                               Aaa  AAA    1,024              1,024
            2,120     2,120   Cumberland County, North Carolina, GO Refunding, Series 1998,
                                 (FGIC Insured),
                                 4.750% 02/01/10                                               Aaa  AAA             2,228     2,228
            1,720     1,720   Durham and Wake County, North Carolina, Special Apartment District,
                                 GO Refunding, Series 1992,
                                 5.750% 04/01/03                                               Aaa  AAA             1,758     1,758
            2,300     2,300   Durham and Wake County, North Carolina, Special Apartment District,
                                 GO Refunding, Series 1993,
                                 5.000% 04/01/03                                               Aaa  AAA             2,381     2,381
            1,500     1,500   Durham County, North Carolina, GO Refunding, Series 1992,
                                 5.200% 03/01/07                                               Aaa  AAA             1,540     1,540
            2,000     2,000   Durham County, North Carolina, GO, Series 1992,
                                 Prerefunded 02/01/02 @ 102,
                                 5.750% 02/01/06                                               Aaa  AAA             2,064     2,064
            1,000     1,000   Durham, North Carolina, Water and Sewer Utility System, Revenue,
                                 Series 2001,
                                 5.250% 06/01/16                                               Aa3   AA             1,044     1,044
            1,150     1,150   Fayetteville, North Carolina, Public Works Commission, Revenue
                                 Refunding, Series 1997, (FSA Insured),
                                 5.250% 03/01/07                                               Aaa  AAA             1,244     1,244
            2,000     2,000   Forsyth County, North Carolina, GO Refunding, Series 1993A,
                                 4.750% 03/01/06                                               Aaa  AAA             2,089     2,089
 1,305                1,305   Greensboro, North Carolina, Combined Enterprise Systems Revenue,
                                 Series 1998A,
                                 5.500% 06/01/08                                               Aa3  AA-    1,436              1,436
            1,000     1,000   Greensboro, North Carolina, Combined Enterprise Systems Revenue,
                                 Series 1998A,
                                 5.000% 06/01/18                                               Aa3  AA-             1,006     1,006
 1,000                1,000   Greensboro, North Carolina, Public Improvement GO, Series 1998,
                                 4.700% 04/01/10                                               Aa1  AAA    1,052              1,052
            2,000     2,000   Greenville, North Carolina, Combined Enterprise Systems Revenue,
                                 Series 1994,
                                 6.000% 09/01/10                                                A2   A+             2,188     2,188
 1,000                1,000   Greenville, North Carolina, Utilities Commission Revenue,
                                 Series 2000A, (MBIA Insured),
                                 5.500% 09/01/19                                               Aaa  AAA    1,042              1,042
            2,000     2,000   Halifax County, North Carolina, Industrial Facilities and Pollution
                                 Control Financing Authority, Revenue, (International Paper
                                 Company Project) Series 2001A, AMT,
                                 5.900% 09/01/25                                              Baa2  BBB             1,993     1,993
 1,000      3,000     4,000   Haywood County, North Carolina, Industrial Facilities and Pollution
                                 Control Financing Authority, Solid Waste Disposal Revenue
                                 Refunding, (Champion International Corporation Project)
                                 Series 1999, AMT, 6.400% 11/01/24                            Baa2   NR    1,044    3,132     4,176
 1,000      1,000     2,000   Haywood County, North Carolina, Industrial Facilities and Pollution
                                 Control Financing Authority, Solid Waste Disposal Revenue,
                                 (Champion International Corporation Project) Series 1993, AMT,
                                 5.500% 10/01/18                                              Baa2  BBB       972     972     1,944


 Nations North Carolina Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund/Nations North Carolina
                        Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001




                                                                                                                             Nations
                                                                                                                               North
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
  Nations     North                                                                                           Nations      Municipal
   North    Carolina                                                                                Nations    North            Bond
  Carolina Intermediate                                                                              North    Carolina          Fund
 Municipal  Municipal  Combined                                                                    Carolina Intermediate (acquiring)
   Bond       Bond       Pro                                                                       Municipal Municipal      Combined
   Fund      Fund      Forma                                                                           Bond     Bond             Pro
 Principal  Principal  Principal                                                              Moody's  Fund     Fund           Forma
  amount     amount     amount                       Description                               S&P     Value    Value          Value
  (000)      (000)      (000)                                                                Ratings   (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              North Carolina - (continued)
     $ -  $ 1,095   $ 1,095   Iredell County, North Carolina, GO, Series 1997,
                                 4.750% 02/01/16                                                 Aa3   A+    $ -  $ 1,095   $ 1,095
            1,955     1,955   Iredell County, North Carolina, Public Facilities Corporate
                                 Installment Payment Revenue, (School Projects) Series 2000,
                                 (AMBAC Insured), 5.500% 06/01/09                                Aaa   NR           2,155     2,155
            2,180     2,180   Iredell County, North Carolina, Public Facilities Corporate
                                 Installment Payment Revenue, (School Projects) Series 2000,
                                 (AMBAC Insured), 5.125% 06/01/18                                Aaa   NR           2,217     2,217
            1,305     1,305   Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),
                                 5.500% 03/01/12                                                 Aaa  AAA           1,433     1,433
   1,925              1,925   Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),
                                 5.500% 03/01/15                                                 Aaa  AAA  2,088              2,088
            2,700     2,700   Johnston County, North Carolina, GO, Series 2000, (FGIC Insured),
                                 5.500% 03/01/16                                                 Aaa  AAA           2,909     2,909
            1,160     1,160   Lee County, North Carolina, GO, Series 1992,
                                 6.000% 02/01/06                                                  A1   A+           1,193     1,193
              575       575   Lower Cape Fear, North Carolina, Water and Sewer Authority,
                                 Revenue, Series 1993, AMT,
                                 5.200% 03/01/04                                                  A2  BBB             600       600
   2,000              2,000   Martin County, North Carolina, Industrial Facilities and Pollution
                                 Control Financing Authority, Solid Waste Disposal Revenue,
                                 (Weyerhaeuser Company Project) Series 1993, AMT,
                                 5.650% 12/01/23                                                  A3   A-  1,946              1,946
            1,800     1,800   Mecklenburg County, North Carolina, GO, Series 2000D,
                                 5.000% 04/01/11                                                 Aaa  AAA           1,928     1,928
   1,000              1,000   Mecklenburg County, North Carolina, GO Refunding, Series 1993,
                                 6.000% 04/01/11                                                 Aaa  AAA  1,157              1,157
   2,000    1,000     3,000   Mecklenburg County, North Carolina, Industrial Facilities and
                                 Pollution Control Financing Authority, Revenue Refunding,
                                 (Fluor Corporation Project) Series 1993,
                                 5.250% 12/01/09                                                  NR    A  2,043    1,022     3,065
   1,000              1,000   Monroe, North Carolina, Combined Enterprise Systems, Revenue,
                                 Series 1994, Prerefunded 03/01/04 @102,
                                 6.000% 03/01/14                                                  A3    A  1,094              1,094
   1,000              1,000   Morganton, North Carolina, Water and Sewer GO, Series 1995,
                                 (FGIC Insured),
                                 5.600% 06/01/10                                                 Aaa  AAA  1,072              1,072
            1,195     1,195   Morganton, North Carolina, Water and Sewer GO, Series 1995,
                                 (FGIC Insured),
                                 5.700% 06/01/11                                                 Aaa  AAA           1,280     1,280
            2,220     2,220   New Hanover County, North Carolina, GO, Series 1995,
                                 5.500% 03/01/10                                                 Aa2  AA-           2,366     2,366
            1,725     1,725   New Hanover County, North Carolina, GO, Series 2000,
                                 5.300% 11/01/02                                                 Aa2  AA-           1,782     1,782
     500    1,250     1,750   New Hanover County, North Carolina, GO, Series 2001,
                                 4.600% 06/01/14                                                 Aa2  AA-    506    1,265     1,771
            2,000     2,000   New Hanover County, North Carolina, GO, Series 2001,
                                 5.000% 06/01/17                                                 Aa2  AA-           2,057     2,057
   1,000              1,000   New Hanover County, North Carolina, Industrial Facilities and
                                 Pollution Control Financing Authority, Solid Waste Disposal
                                 Revenue, (Occidental Petroleum Corporation Project)
                                 Series 1994, AMT, 6.500% 08/01/14                               Baa3  BBB  1,025             1,025
            4,000     4,000   North Carolina State, GO, Series 1997A,
                                 5.100% 03/01/06                                                 Aaa  AAA           4,306     4,306
            2,550     2,550   North Carolina State, GO, Series 1999,
                                 4.500% 04/01/02                                                 Aaa  AAA           2,580     2,580
            5,000     5,000   North Carolina State, GO, Series 2001A,
                                 4.750% 03/01/14                                                 Aaa  AAA           5,138     5,138
   1,000              1,000   North Carolina, Appalachian State University, Revenue
                                 Refunding, Series 1998, (MBIA Insured),
                                 5.000% 05/15/18                                                 Aaa  AAA  1,008              1,008
            2,165     2,165   North Carolina, Eastern Municipal Power Authority, Revenue,
                                 Series 1986A,
                                 5.000% 01/01/17                                                 Aaa  BBB           2,239     2,239
            1,000     1,000   North Carolina, Educational Facilities Finance Agency, Revenue,
                                 (Duke University Project) Series 1991C, AMT,
                                 6.625% 10/01/08                                                 Aa1  AA+           1,023     1,023



                  Nations North Carolina Municipal Bond Fund/Nations
 North Carolina Intermediate Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
            Pro Forma Combining Schedule of Investments (unaudited)(continued)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                               North
                                                                                                                            Carolina
           Nations                                                                                                      Intermediate
 Nations    North                                                                                                 Nations  Municipal
 North     Carolina                                                                               Nations     North             Bond
Carolina Intermediate                                                                             North       Carolina          Fund
Municipal  Municipal                                                                              Carolina  Intermediate (acquiring)
  Bond       Bond    Combined                                                                     Municipal   Municipal     Combined
  Fund       Fund    Pro Forma                                                                         Bond      Bond            Pro
Principal  Principal Principal                                                              Moody's    Fund      Fund          Forma
 amount     amount    amount                                                                  S&P      Value     Value         Value
 (000)      (000)     (000)                             Description                        Ratings     (000)     (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                            Municipal bonds and notes - (continued)
                            North Carolina - (continued)
$ 1,210   $    -    $ 1,210   North Carolina, Housing Finance Agency, (Home Ownership Project)
                                Series 1998A, AMT,
                                5.200% 01/01/20                                                Aa2   AA  $ 1,218 $ -      $ 1,218
           1,750      1,750   North Carolina, Housing Finance Agency, (Home Ownership Project)
                                 Series 2000A-8, AMT,
                                 5.950% 07/01/10                                               Aa2  AA          1,923       1,923
           1,210      1,210   North Carolina, Housing Finance Agency, (Home Ownership Project)
                                 Series 2000A-8, AMT,
                                 6.050% 07/01/12                                               Aa2  AA          1,317       1,317
           1,950      1,950   North Carolina, Housing Finance Agency, Multi-Family Housing
                                 Revenue Refunding, Series 1992B, (FHA COLL),
                                 6.900% 07/01/24                                               Aa2  NR          2,034       2,034
             990        990   North Carolina, Housing Finance Agency, Revenue, (Home Ownership
                                 Project) Series 1999A-6, AMT,
                                 6.000% 01/01/16                                               Aa2  AA          1,050       1,050
           1,500      1,500   North Carolina, Housing Finance Agency, Revenue, Series 1999A-3, AMT
                                 5.150% 01/01/19                                               Aa2  AA          1,499       1,499
           4,000      4,000   North Carolina, Housing Finance Agency, Single-Family Housing
                                 Revenue, (Home Ownership Project) Series 1998A-1, AMT,
                                 5.350% 01/01/17                                               Aa2  AA          4,106       4,106
             580        580   North Carolina, Housing Finance Agency, Single-Family Housing
                                 Revenue, Series 1991R, (FHA COLL),
                                 6.350% 03/01/03                                               Aa2  AA            591         591
             585        585   North Carolina, Housing Finance Agency, Single-Family Housing
                                 Revenue, Series 1991R, (FHA COLL),
                                 6.350% 09/01/03                                               Aa2  AA            600         600
             805        805   North Carolina, Housing Finance Agency, Single-Family Housing
                                 Revenue, Series 1994Y,
                                 6.300% 09/01/15                                               Aa2  AA            837         837
           2,500      2,500   North Carolina, Housing Finance Agency, Student Housing Revenue,
                                 (Appalachian Student Housing Project) Series 2000A, (First Union
                                 National Bank LOC), Mandatory Put 09/01/03 @ 100,
                                 4.750% 07/01/31                                               Aa3  NR          2,560       2,560
           2,985      2,985   North Carolina, Housing Financing Agency, Series 1999A-5, AMT,
                                 5.550% 01/01/19                                               Aa2  AA          3,056       3,056
           2,605      2,605   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue Refunding, (Novant Health, Inc. Project) Series 1998A,
                                 (MBIA Insured),
                                 5.000% 10/01/08                                               Aaa AAA          2,783       2,783
           2,000      2,000   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue Refunding, (Presbyterian Health Care Services Project)
                                 Series 1993,
                                 5.250% 10/01/04                                                A1 AA-          2,122       2,122
           1,000      1,000   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue Refunding, (Presbyterian Health Care Services Project)
                                 Series 1993,
                                 5.300% 10/01/05                                                A1 AA-          1,057       1,057
           3,000      3,000   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue Refunding, (Presbyterian Health Care Services Project)
                                 Series 1993,
                                 5.500% 10/01/14                                                A1 AA-          3,082       3,082
           2,000      2,000   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Carolina Medicorp Inc. Project) Series 1996,
                                 5.100% 05/01/07                                                A1 AA-          2,128       2,128
           1,715      1,715   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Carolina Medicorp Inc. Project) Series 1996,
                                 5.125% 05/01/08                                                A1 AA-          1,807       1,807
           2,000      2,000   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Duke University Hospital Project) Series 1996C,
                                 5.250% 06/01/17                                               Aa3  AA          2,020       2,020
           2,000      2,000   North Carolina, Medical Care Commission, Health Care Facilitiies
                                 Revenue, (Gaston Memorial Hospital Project) Series 1995,
                                 (AMBAC-TCRS Insured),
                                 5.000% 02/15/05                                               Aaa AAA          2,120       2,120
1,130                 1,130   North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Gaston Memorial Hospital Project) Series 1995,
                                 (AMBAC-TCRS Insured),
                                 5.250% 02/15/07                                               Aaa AAA   1,219              1,219





     Nations North Carolina Municipal Bond Fund/Nations North Carolina Intermediate
 Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001





                                                                                                                             Nations
                                                                                                                               North
                                                                                                                            Carolina
            Nations                                                                                                     Intermediate
 Nations     North                                                                                                Nations  Municipal
  North    Carolina                                                                                Nations     North            Bond
 Carolina Intermediate                                                                             North       Carolina         Fund
Municipal  Municipal Combined                                                                     Carolina  Intermediate (acquiring)
  Bond       Bond      Pro                                                                         Municipal   Municipal    Combined
  Fund      Fund     Forma                                                                                Bond      Bond         Pro
Principal  Principal Principal                                                                  Moody's   Fund      Fund       Forma
 amount     amount    amount                         Description                                  S&P    Value      Value      Value
 (000)      (000)     (000)                                                                     Ratings   (000)     (000)      (000)
-----------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              North Carolina - (continued)
  $ 860     $ -     $ 860     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Halifax Regional Medical Center, Inc. Project)
                                 Series 1998, 4.600% 08/15/06                                     Baa1  NR  $ 854    $ -     $ 854
          1,795     1,795     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Halifax Regional Medical Center, Inc. Project)
                                 Series 1998, 4.600% 08/15/07                                     Baa1  NR         1,765     1,765
          1,500     1,500     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Moore Regal Hospital Project) Series 1993,
                                 5.200% 10/01/13                                                   Aa3 AA-         1,531     1,531
  1,500             1,500     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Pitt County Memorial Hospital Project) Series 1998B,
                                 4.750% 12/01/28                                                   Aa3 AA-  1,378            1,378
          1,930     1,930     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Rex Hospital, Inc. Project) Series 1993,
                                 5.400% 06/01/02                                                    A1  A+         1,968     1,968
          1,620     1,620     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Rex Hospital, Inc. Project) Series 1993,
                                 Prerefunded 06/01/03 @ 102,
                                 5.600% 06/01/04                                                   Aaa  A+         1,736     1,736
  1,000   3,000     4,000     North Carolina, Medical Care Commission, Health Care Facilities
                                 Revenue, (Rex Hospital, Inc. Project) Series 1993,
                                 Prerefunded 06/01/03 @ 102,
                                 6.250% 06/01/17                                                   Aaa  A+  1,082  3,247     4,329
          1,000     1,000     North Carolina, Medical Care Commission, Hospital Revenue
                                 Refunding, (Stanley Memorial Hospital Project) Series 1996,
                                 (AMBAC Insured),
                                 5.250% 10/01/06                                                   Aaa AAA         1,084     1,084
  1,000             1,000     North Carolina, Medical Care Commission, Hospital Revenue,
                                 (Pitt County Memorial Hospital Project) Series 1998B,
                                 5.000% 12/01/18                                                   Aa3 AA-    985              985
  1,000             1,000     North Carolina, Municipal Power Agency Number 1, Revenue
                                 Refunding, (Catawba Electric Project) Series 1992,
                                 (FGIC Insured), 6.200% 01/01/18                                   Aaa AAA  1,055            1,055
          2,000     2,000     North Carolina, Municipal Power Agency Number 1, Revenue,
                                 Series 1992, (MBIA-IBC Insured),
                                 7.250% 01/01/07                                                   Aaa AAA         2,337     2,337
          1,000     1,000     North Carolina, State Education Assistance Authority, Revenue,
                                 Series 1995A, AMT,  (GTD STD LNS),
                                 5.300% 07/01/03                                                    A2  NR         1,037     1,037
  1,500             1,500     Onslow County, North Carolina, Combined Enterprise Systems,
                                 Revenue, Series 1994, (MBIA Insured),
                                 5.875% 06/01/09                                                   Aaa AAA  1,629            1,629
          1,625     1,625     Orange County, North Carolina, GO, Series 1994,
                                 5.500% 02/01/12                                                   Aa1 AA+         1,756     1,756
  1,000             1,000     Orange County, North Carolina, GO, Series 1994,
                                 5.500% 02/01/14                                                   Aa1 AA+  1,043            1,043
  1,000             1,000     Orange County, North Carolina, GO, Series 2000,
                                 5.300% 04/01/17                                                   Aa1 AA+  1,053            1,053
          4,645     4,645     Orange County, North Carolina, GO, Series 2000,
                                 5.300% 04/01/18                                                   Aa1 AA+         4,864     4,864
          1,390     1,390     Pitt County, North Carolina, Certificates of Participation, (School
                                 Facilities Project) Series 2000B,
                                 5.750% 04/01/16                                                   Aaa AAA         1,510     1,510
  1,000             1,000     Pitt County, North Carolina, Certificates of Participation, (School
                                 Facilities Project) Series 2000B,
                                 5.500% 04/01/25                                                   Aaa AAA  1,037            1,037
  1,000             1,000     Pitt County, North Carolina, Hospital Revenue, (Pitt County
                                 Memorial Hospital Project) Series 1995,
                                 5.250% 12/01/21                                                   Aaa  NR  1,016            1,016
          1,240     1,240     Pitt County, North Carolina, Revenue Refunding, (Pitt County
                                 Memorial Hospital Project) Series 1995,
                                 5.375% 12/01/10                                                   Aaa  NR         1,327     1,327
          2,800     2,800     Pitt County, North Carolina, Revenue, (Pitt County Memorial Hospital
                                 Project) Series 1991B, (MBIA Insured), Prerefunded 12/01/01
                                 @ 102, 6.750% 12/01/14                                            Aaa AAA         2,878     2,878




                  Nations North Carolina Municipal Bond Fund/Nations
 North Carolina Intermediate Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
            Pro Forma Combining Schedule of Investments (unaudited)(continued)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                               North
                                                                                                                            Carolina
           Nations                                                                                                      Intermediate
 Nations    North                                                                                                Nations   Municipal
 North     Carolina                                                                                  Nations      North         Bond
Carolina Intermediate                                                                                 North     Carolina        Fund
Municipal  Municipal                                                                                Carolina Intermediate(acquiring)
  Bond       Bond    Combined                                                                        Municipal  Municipal   Combined
  Fund       Fund    Pro Forma                                                                        Bond         Bond          Pro
Principal  Principal Principal                                                               Moody's  Fund         Fund        Forma
 amount     amount    amount                                                                   S&P    Value        Value       Value
 (000)      (000)     (000)                             Description                          Ratings  (000)        (000)       (000)
------------------------------------------------------------------------------------------------------------------------------------
                            Municipal bonds and notes - (continued)
                            North Carolina - (continued)
$ -       $ 1,000   $ 1,000   Raleigh, North Carolina, Combined Enterprise System Revenue,
                                Series 1996,
                                5.250% 03/01/07                                                Aa1  AAA  $    -   $ 1,085   $ 1,085
            1,910     1,910   Raleigh, North Carolina, GO, Series 1996,
                                 5.300% 06/01/16                                               Aaa  AAA             1,996     1,996
            1,000     1,000   Randolph County, North Carolina, Certificates of Participation,
                                 Series 2000, (FSA Insured),
                                 5.200% 06/01/12                                               Aaa  AAA             1,068     1,068
            1,000     1,000   Randolph County, North Carolina, Certificates of Participation,
                                 Series 2000, (FSA Insured),
                                 5.300% 06/01/13                                               Aaa  AAA             1,066     1,066
            1,595     1,595   Randolph County, North Carolina, Certificates of Participation,
                                 Series 2000, (FSA Insured),
                                 5.500% 06/01/14                                               Aaa  AAA             1,714     1,714
 1,000                1,000   Randolph County, North Carolina, Certificates of Participation,
                                 Series 2000, (FSA Insured),
                                 5.500% 06/01/15                                               Aaa  AAA   1,067               1,067
 1,000                1,000   Randolph County, North Carolina, Certificates of Participation,
                                 Series 2000, (FSA Insured),
                                 5.750% 06/01/22                                               Aaa  AAA   1,060               1,060
            2,000     2,000   Randolph County, North Carolina, GO, Series 1992,
                                 Prerefunded 05/01/02 @ 102,
                                 6.250% 05/01/08                                               Aa3  AA-             2,089     2,089
            1,000     1,000   Robeson County, North Carolina, Industrial Facilities, PCR
                                 Refunding (Campbell Soup Company Project) Series 1991,
                                 6.400% 12/01/06                                                NR    A             1,136     1,136
            1,050     1,050   Stanly County, North Carolina, GO, Series 2001, (AMBAC Insured),
                                 4.800% 02/01/19                                               Aaa  AAA             1,039     1,039
              500       500   Union County, North Carolina, School District, GO, Series 1992,
                                 Prerefunded 03/01/02 @ 101.5,
                                 5.800% 03/01/05                                               Aa3  AA-               515       515
            1,690     1,690   University of North Carolina, Chapel Hill, Hospital Revenue
                                  Refunding Series 1999, (AMBAC Insured),
                                  5.250% 02/15/12                                              Aaa  AAA             1,803     1,803
            1,000     1,000   University of North Carolina, Chapel Hill, University Revenue
                                 Refunding, Series 1992,
                                 5.500% 02/15/02                                                A1   AA             1,013     1,013
            1,000     1,000   University of North Carolina, Charlotte, Revenue Refunding,
                                 (Housing and Dining Systems Project) Series 1993M, (MBIA
                                 Insured),
                                 4.800% 01/01/04                                               Aaa  AAA             1,044     1,044
            3,500     3,500   University of North Carolina, University Utilities Systems
                                 Revenue Refunding, Series 1993,
                                 5.200% 08/01/06                                               Aa1   AA             3,624     3,624
            1,000     1,000   University of North Carolina, University Utilities Systems
                                 Revenue Refunding, Series 1993,
                                 5.000% 08/01/09                                               Aa1   AA             1,030     1,030
            1,600     1,600   University of North Carolina, University Utilities Systems
                                 Revenue Refunding, Series 1993,
                                 5.000% 08/01/11                                               Aa1   AA             1,640     1,640
            1,000     1,000   Wake County, North Carolina, GO Refunding, Series 1993,
                                 4.700% 04/01/05                                               Aaa  AAA             1,035     1,035
 1,000      2,000     3,000   Wake County, North Carolina, GO, Series 2001B,
                                 4.500% 02/01/14                                               Aaa  AAA   1,002     2,004     3,006
            3,065     3,065   Wake County, North Carolina, Hospital Revenue, Series 1993,
                                 (MBIA Insured),
                                 5.125% 10/01/26                                               Aaa  AAA             3,116     3,116
            1,000     1,000   Wake County, North Carolina, Public Improvement GO, Series 1994,
                                 4.600% 02/01/06                                               Aaa  AAA             1,040     1,040
            1,200     1,200   Wayne County, North Carolina, GO Refunding, Series 1993,
                                 (MBIA Insured),
                                 4.900% 04/01/05                                               Aaa  AAA             1,275     1,275
            1,000     1,000   Wilmington, North Carolina, Public Improvement GO, Series 1997A,
                                 (FGIC Insured),
                                 5.000% 04/01/11                                               Aaa  AAA             1,060     1,060
            1,000     1,000   Wilmington, North Carolina, Public Improvement GO, Series 1997A,
                                 (FGIC Insured),
                                 5.000% 04/01/13                                               Aaa  AAA             1,047     1,047


 Nations North Carolina Municipal Bond Fund/Nations North Carolina Intermediate
Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001




                                                                                                                             Nations
                                                                                                                               North
                                                                                                                            Carolina
            Nations                                                                                                     Intermediate
  Nations    North                                                                                              Nations    Municipal
   North   Carolina                                                                                   Nations    North          Bond
 Carolina Intermediate                                                                                 North    Carolina        Fund
 Municipal Municipal Combined                                                                       Carolina Intermediate(acquiring)
   Bond      Bond      Pro                                                                           Municipal Municipal    Combined
   Fund     Fund     Forma                                                                             Bond      Bond            Pro
 Principal Principal Principal                                                                Moody's  Fund      Fund          Forma
  amount    amount    amount                         Description                                S&P    Value     Value         Value
  (000)     (000)     (000)                                                                   Ratings  (000)     (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              North Carolina - (continued)
 $ 1,000  $   -     $ 1,000      Wilmington, North Carolina, Water Authority, GO,
                                 Series 1994, 5.700% 06/01/15                                 Aa3 AA-   $1,049  $     -     $ 1,049
   1,000              1,000      Wilson, North Carolina, GO, Series 2000, (AMBAC Insured),
                                  5.100% 06/01/14                                             Aaa AAA    1,061                1,061
                                                                                                      ------------------------------
                                                                                                        40,997   196,197    237,194
                              Puerto Rico - 0.5%                                                      ------------------------------
          1,000     1,000        Puerto Rico, Electric Power Authority, Power Revenue
                                    Series 1995Y, (MBIA Insured),
                                    Refunding, 7.000% 07/01/07                                Aaa AAA               1,187     1,187
                              South Carolina - 0.7%                                                   ------------------------------

          1,500     1,500        Calhoun County, South Carolina, Solid Waste Disposal
                                    Facility Revenue, (Carolina Eastman Company Project)
                                    Series 1992, AMT, 6.750% 05/01/17                          A2  A+               1,798     1,798
                              Washington - 0.5%                                                       ------------------------------

          1,150     1,150        Washington State, Public Power Supply Systems, Revenue
                                    Refunding, Series 1993A, (MBIA-IBC Insured),
                                    5.800% 07/01/07                                           Aaa AAA               1,276     1,276
                                                                                                     ------------------------------

                              Total municipal bonds and notes
                              (Cost $ 38,417 and $190,216, respectively)                                40,997   200,458     241,455
                                                                                                     ------------------------------

   Shares   Shares    Shares
   (000)    (000)     (000)
----------------------------
                              Investment companies - 1.7%
                              (Cost $839 and $3,281, respectively)
   839    3,281     4,120         Nations Municipal Reserves#                                              839     3,281      4,120
                                                                                                      ------------------------------


                              Total investments - 99.1%
                                 (Cost $39,256 and $193,497, respectively)                            $41,836   $203,739   $245,575
                                                                                                      ------------------------------


--------------------------------------------
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.
(a) It is expected that all or a portion of this security will be sold at the time of the closing of the reorganization.




       Nations North Carolina Municipal Bond Fund / Nations North Carolina
 Intermediate Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                                                       Nations
                                                                                                                   North Carolina
                                                                                                                    Intermediate
                                                                               Nations                                Municipal
                                                            Nations         North Carolina                            Bond Fund
                                                        North Carolina       Intermediate                            (acquiring)
                                                           Municipal          Municipal        Adjustments to         Proforma
                                                           Bond Fund          Bond Fund           Pro Forma           Combined
                                                          (in 000's)          (in 000's)         (in 000's)          (in 000's)
                                                     ----------------------------------------------------------   -----------------
Total Investments                                     $      41,836         $     203,739        $        -        $        245,575

Other Assets and Liabilities:
Cash                                                              1                     1                                         2
Receivable for Fund shares sold                                   -                   570                                       570
Receivable from investment advisor                                -                     -               104 (a)                 104
Interest receivable                                             638                 2,996                                     3,634
Payable for Fund shares redeemed                               (369)                  (13)                                     (382)
Investment advisory fee payable                                  (1)                  (31)                                      (32)
Administration fee payable                                       (7)                  (34)                                      (41)
Shareholder servicing and distribution
   fees payable                                                 (22)                  (10)                                      (32)
Distributions payable                                          (147)                 (754)                                     (901)
Payable for investment securities purchased                       -                  (370)                                     (370)
Accrued Trustees' fees and expenses                             (38)                  (39)                                      (77)
Accrued expenses and other liabilities                          (27)                  (53)             (104)(a)                (184)
                                                     -----------------------------------------------------------   ----------------
Total Other Assets and Liabilities                               28                 2,263                 -                   2,291
                                                     -----------------------------------------------------------   ----------------
Net Assets                                            $      41,864         $     206,002        $        -        $        247,866
                                                     ============================================================  ================

Net Assets by Class:
Primary A                                             $  22,635,827         $ 188,811,398        $        -        $    211,447,225
Investor A                                                3,402,540            11,310,826                 -              14,713,366
Investor B                                               15,644,691             5,756,313                 -              21,401,004
Investor C                                                  181,435               123,773                 -                 305,208
                                                     -----------------------------------------------------------  -----------------
                                                      $  41,864,493         $ 206,002,310        $        -        $    247,866,803
                                                     -----------------------------------------------------------  -----------------

Shares Outstanding by Class:
Primary A                                                 2,249,741            17,714,679          (126,305)(b)          19,838,115
Investor A                                                  338,264             1,061,150           (19,076)(b)           1,380,338
Investor B                                                1,554,916               540,078           (87,309)(b)           2,007,685
Investor C                                                   18,037                11,611            (1,017)(b)              28,631
                                                     --------------------------------------------------------     ------------------
                                                          4,160,958            19,327,518          (233,707)             23,254,769
                                                     --------------------------------------------------------     ------------------

Net Asset Value per Share by Class:
Primary A                                             $       10.06         $       10.66        $        -        $          10.66
Investor A                                            $       10.06         $       10.66        $        -        $          10.66
Investor B                                            $       10.06         $       10.66        $        -        $          10.66
Investor C                                            $       10.06         $       10.66        $        -        $          10.66

(a) Adjustment reflects estimated costs of Reorganization.
(b) Reflects the issuance of Nations North Carolina Intermediate Municipal Bond Fund shares to holders of shares of Nations North Carolina Municipal Bond Fund.

                   See Notes to Pro Forma Financial Statements





              Nations North Carolina Municipal Bond Fund / Nations
 North Carolina Intermediate Municipal Bond Fund/Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001


                                                                                                                  Nations
                                                                                                              North Carolina
                                                                                                                Intermediate
                                                                                 Nations                         Municipal
                                                             Nations          North Carolina                     Bond Fund
                                                         North Carolina        Intermediate                      (acquiring)
                                                            Municipal           Municipal       Adjustments to     Proforma
                                                            Bond Fund           Bond Fund          Pro Forma       Combined
                                                           (in 000's)           (in 000's)        (in 000's)      (in 000's)
                                                           -------------------------------------------------    -------------
Investment Income:
Interest                                                     $2,189           $10,108                 $ -             $12,297
                                                           -------------------------------------------------    -------------


Expenses:
Investment advisory fee                                         205               786                 (47)(a)             944
Administration fee                                               90               432                   -                 522
Transfer agent fee                                               11                54                   -                  65
Custodian fees                                                    4                14                   -                  18
Legal and audit fees                                             45                55                 (45)(b)              55
Registration and filing fees                                      2                 2                  (2)(b)               2
Trustees' fees and expenses                                      24                25                 (24)(b)              25
Printing expense                                                 14                20                 (13)(b)              21
Other                                                             4                18                 100 (b),(c)         122
                                                           -----------------------------------------------       -------------

  Subtotal                                                      399             1,406                 (31)              1,774
                                                           -----------------------------------------------       -------------


Shareholder servicing and distribution fees:
Investor A Shares                                                 6                27                   -                  33
Investor B Shares                                               168                53                   -                 221
Investor C Shares                                                 2                 2                   -                   4
                                                           -----------------------------------------------       -------------

  Total expenses                                                575             1,488                 (31)              2,032
                                                           -----------------------------------------------       -------------


Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                                 (152)             (425)                (10)(c),(d)        (587)
                                                           -----------------------------------------------       -------------

   Net Expenses                                                 423             1,063                 (41)              1,445
                                                           -----------------------------------------------       -------------


Net Investment Income                                         1,766             9,045                  41              10,852
                                                           -----------------------------------------------       -------------


Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                         152               167                                     319
Net change in unrealized appreciation/
  (depreciation) of investments                               1,589             6,363                                   7,952
                                                           -----------------------------------------------       -------------

Net realized and unrealized gain/(loss)
  on investments                                              1,741             6,530                                   8,271
                                                           -----------------------------------------------       -------------

Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                            $3,507           $15,575                 $41             $19,123
                                                           ===============================================       =============

Legend:
------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                   See Notes to Pro Forma Financial Statements

                   Nations North Carolina Municipal Bond Fund
             Nations North Carolina Intermediate Municipal Bond Fund
      Nations North Carolina Intermediate Municipal Bond Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations North Carolina Municipal Bond Fund ("North Carolina Municipal Bond Fund") and Nations North Carolina Intermediate Municipal Bond Fund ("North Carolina Intermediate Municipal Bond Fund") into Nations North Carolina Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of North Carolina Municipal Bond Fund and North Carolina Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the North Carolina Municipal Bond Fund and North Carolina Intermediate Municipal Bond Fund will assume the market value and cost basis of the portfolio positions in the North Carolina Municipal Bond Fund and North Carolina Intermediate Municipal Bond Fund and the results of operations of North Carolina Municipal Bond Fund and North Carolina Intermediate Municipal Bond Fund for pre-combination periods will not be restated.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

        Nations South Carolina Municipal Bond Fund/Nations South Carolina
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                          Nations
                                                                                                                           South
                                                                                                                          Carolina
             Nations                                                                                                    Intermediate
 Nations      South                                                                                          Nations     Municipal
  South     Carolina                                                                             Nations      South        Bond
Carolina  Intermediate                                                                            South     Carolina       Fund
Municipal  Municipal    Combined                                                                Carolina  Intermediate  (acquiring)
  Bond        Bond        Pro                                                                   Municipal  Municipal     Combined
  Fund        Fund       Forma                                                                    Bond        Bond          Pro
Principal   Principal  Principal                                                      Moody's     Fund*       Fund         Forma
 amount      amount      amount                                                        S&P        Value      Value         Value
  (000)       (000)      (000)                          Description                  Ratings      (000)      (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                 Municipal bonds and notes - 95.2%
                                 South Carolina - 95.2%
 $  500        $ -       $  500   Charleston County, South Carolina, Hospital
                                     Facilities, Revenue Refunding and Improvement,
                                     (Bon Secours Health Systems Project) Series
                                     1993, (FSA Insured),
                                     5.625% 08/15/25                                  Aaa    AAA    $  535    $ -          $  535
  1,000                   1,000   Chester County, South Carolina, IDR Refunding,
                                     (Springs Industries Inc. Project) Series 1992,
                                     7.350% 02/01/14                                  NR     BB+     1,024      -           1,024
  1,500                   1,500   Columbia, South Carolina, Waterworks and Sewer
                                     Systems Revenue Refunding, Series 1993,
                                     5.500% 02/01/09                                  Aa2    AA      1,646      -           1,646
  2,700                   2,700   Columbia, South Carolina, Waterworks and Sewer
                                     Systems Revenue, Series 1991,
                                     2.670%+ 02/01/03                                 Aa2    AA      2,605      -           2,605
  1,500                   1,500   Darlington County, South Carolina, IDR, (Sonoco
                                     Products Company Project) Series 1995, AMT,
                                     6.125% 06/01/25                                  A2     A-      1,540      -           1,540
  2,000                   2,000   Georgetown County, South Carolina, PCR Refunding,
                                     (International Paper Company Project) Series
                                     1999A,
                                     5.125% 02/01/12                                  Baa2   BBB     1,986      -           1,986
  1,040                   1,040   Greenville, South Carolina, Hospital Facilities
                                     Revenue Refunding, Series 1996B, (GTY-AGMT),
                                     5.250% 05/01/23                                  Aa3    AA      1,033      -           1,033
  1,500                   1,500   Greenville, South Carolina, Water Utility
                                     Improvement Waterworks Revenue, Series 1997,
                                     5.500% 02/01/22                                  Aa1    AA      1,547      -           1,547
  1,000                   1,000   Greenwood County, South Carolina, Hospital
                                     Facilities Revenue, (Self Memorial Hospital
                                     Project) Series 2001,
                                     5.500% 10/01/26                                  A2     A+        985      -             985
  1,100                   1,100   Horry County, South Carolina, Hospital
                                     Facilities Revenue, (Conway Hospital, Inc.
                                     Project) Series 1998, (AMBAC Insured),
                                     4.750% 07/01/10                                  Aaa    AAA     1,148      -           1,148
  1,575                   1,575   Medical University of South Carolina, Hospital
                                     Facilities, Revenue Refunding, Series 1999,
                                     5.500% 07/01/09                                  Baa2   BBB+    1,693      -           1,693
  1,000                   1,000   Oconee County, South Carolina, School District,
                                     GO, Series 1994, (MBIA Insured),
                                     5.100% 01/01/13                                  Aaa    AAA     1,025      -           1,025
  1,000                   1,000   Piedmont Municipal Power Agency, South Carolina,
                                     Electric Revenue Refunding, Series 1996B, (MBIA
                                     Insured),
                                     5.250% 01/01/09                                  Aaa    AAA     1,070      -           1,070
  1,000                   1,000   South Carolina State, Capital Improvement GO,
                                     Series 2001A,
                                     3.500% 01/01/16                                  Aaa    AAA       866      -             866
  2,000                   2,000   South Carolina State, Public Service Authority,
                                     Revenue Refunding, Series 1999A, (MBIA
                                     Insured),
                                     5.625% 01/01/13                                  Aaa    AAA     2,191      -           2,191
  1,000                   1,000   South Carolina, Educational Facilities for Non-
                                     Profit Institutions, Revenue, (Furman
                                     University Project) Series 1996A, (MBIA
                                     Insured),
                                     5.500% 10/01/26                                  Aaa    AAA     1,024      -           1,024
  1,000                   1,000   South Carolina, Jobs Economic Development
                                     Authority, Hospital Facilities Revenue,
                                     (Palmetto Health Alliance Project) Series
                                     2000A,
                                     7.125% 12/15/15                                  Baa2   BBB     1,076      -           1,076
  2,000                   2,000   South Carolina, Jobs Economic Development
                                     Authority, Hospital Facilities Revenue,
                                     Series 1999, (FSA Insured),
                                     5.300% 02/01/14                                  Aaa    AAA     2,100      -           2,100
  1,000                   1,000   South Carolina, Transportation Infrastructure
                                     Revenue, Series 1998A, (MBIA Insured),
                                     5.000% 10/01/12                                  Aaa    AAA     1,049      -           1,049
  1,000                   1,000   Spartanburg County, South Carolina, Health
                                     Services District, Hospital Revenue Refunding,
                                     Series 1997B, (MBIA Insured),
                                     5.125% 04/15/17                                  Aaa    AAA     1,010      -           1,010
  1,250                   1,250   Spartanburg, South Carolina, Sewer District,
                                     Sewer Systems Revenue, Series 1999B, (MBIA
                                     Insured),
                                     5.000% 03/01/26                                  Aaa    AAA     1,236      -           1,236
                                                                                                 ----------------------------------


                                                                                                    28,389      -          28,389
                                                                                                 ----------------------------------



        Nations South Carolina Municipal Bond Fund/Nations South Carolina
                        Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)

                               September 30, 2001

                                                                                                                    South Carolina
                                                                                                                     Intermediate
                   Nations                                                                              Nations     Municipal Bond
    Nations     South Carolina                                                            Nations    South Carolina      Fund
South Carolina   Intermediate                                                         South Carolina  Intermediate    (acquiring)
Municipal Bond  Municipal Bond Combined Pro                                           Municipal Bond Municipal Bond  Combined Pro
     Fund            Fund          Forma                                                   Fund*          Fund          Forma
    Shares          Shares        Shares                                  Moody's  S&P      Value         Value          Value
     (000)          (000)          (000)   Description                      Ratings        (000)         (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                          Investment companies - 3.4%
                                           (Cost $1,019 and $0, respectively)               $  1,019        $ -        $  1,019
    1,019           -            1,019    Nations Municipal Reserves#                   --------------------------------------------

                                          Total investments - 98.6%
                                           (Cost $27,363 and $0, respectively)              $ 29,408        $ -        $ 29,408
                                                                                        --------------------------------------------

------------------------------------
*  If the South Carolina Municipal Bond Fund approves the Reorganization, and the South Carolina Intermediate Municipal Bond Fund does not, the South
   Carolina Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will, in all likelihood, be required to sell a significant portion of the South Carolina Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring
   Fund's investment objective and principal investment strategies.
+  Zero coupon security. The rate shown reflects the yield to maturity.
#  Money market mutual fund registered under the Investment Company Act of
   1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

        Nations South Carolina Municipal Bond Fund/Nations South Carolina
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                                              Nations
                                                                                                          South Carolina
                                                                                                           Intermediate
                                                                         Nations                            Municipal
                                                       Nations       South Carolina                         Bond Fund
                                                    South Carolina    Intermediate                         (acquiring)
                                                      Municipal         Municipal     Adjustments to         Proforma
                                                      Bond Fund         Bond Fund       Pro Forma            Combined
                                                      (in 000's)       (in 000's)       (in 000's)          (in 000's)
                                               ----------------------------------------------------------------------------
Total Investments                                     $ 29,408           $ -               $ -            $     29,408

Other Assets and Liabilities:
Cash                                                         1             -                                         1
Receivable for Fund shares sold                            330             -                                       330
Interest receivable                                        341             -                                       341
Receivable from investment advisor                           2             -                42 (a)                  44
Payable for Fund shares redeemed                            (1)            -                                        (1)
Administration fee payable                                  (5)            -                                        (5)
Shareholder servicing and distribution
   fees payable                                            (11)            -                                       (11)
Distributions payable                                     (122)            -                                      (122)
Payable for investment securities purchased                (50)            -                                       (50)
Accrued Trustees' fees and expenses                        (38)            -                                       (38)
Accrued expenses and other liabilities                     (24)            -               (42)(a)                 (66)
                                               ------------------------------------------------------    --------------
Total Other Assets and Liabilities                         423             -                 -                     423
                                               ------------------------------------------------------    --------------
Net Assets                                            $ 29,831           $ -               $ -                $ 29,831
                                               ======================================================    ==============
Net Assets by Class:
Primary A                                         $ 19,772,279           $ -               $ -            $ 19,772,279
Investor A                                           1,480,549             -                 -               1,480,549
Investor B                                           7,955,840             -                 -               7,955,840
Investor C                                             622,464             -                 -                 622,464
                                               ------------------------------------------------------    --------------
                                                  $ 29,831,132           $ -               $ -            $ 29,831,132
                                               ------------------------------------------------------    --------------

Shares Outstanding by Class:
Primary A                                            1,897,129             -                 -               1,897,129
Investor A                                             142,155             -                 -                 142,155
Investor B                                             763,549             -                 -                 763,549
Investor C                                              59,732             -                 -                  59,732
                                               ------------------------------------------------------    --------------
                                                     2,862,565             -                 -               2,862,565
                                               ------------------------------------------------------    --------------

Net Asset Value per Share by Class:
Primary A                                              $ 10.42           $ -               $ -                 $ 10.42
Investor A                                             $ 10.42           $ -               $ -                 $ 10.42
Investor B                                             $ 10.42           $ -               $ -                 $ 10.42
Investor C                                             $ 10.42           $ -               $ -                 $ 10.42


(a) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

        Nations South Carolina Municipal Bond Fund/Nations South Carolina
                        Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                       Nations
                                                                                                                   South Carolina
                                                                                                                    Intermediate
                                                                                  Nations                            Municipal
                                                                Nations       South Carolina                         Bond Fund
                                                             South Carolina    Intermediate                         (acquiring)
                                                               Municipal         Municipal     Adjustments to         Proforma
                                                               Bond Fund         Bond Fund       Pro Forma            Combined
                                                               (in 000's)       (in 000's)       (in 000's)          (in 000's)
                                                        ------------------------------------------------------    ------------------
Investment Income:
Interest                                                       $  1,842           $ -               $ -                $1,842
                                                        ------------------------------------------------------    ---------------
Expenses:

Investment advisory fee                                             172             -               (34)(a)                138
Administration fee                                                   75             -                 -                     75
Transfer agent fee                                                    8             -                 -                      8
Custodian fees                                                        3             -                 -                      3
Legal and audit fees                                                 44             -                 -                     44
Registration and filing fees                                          1             -                 -                      1
Trustees' fees and expenses                                          24             -                 -                     24
Interest expense                                                      1             -                 -                      1
Printing expense                                                     13             -                 -                     13
Other                                                                 1             -                42(b)                  43
                                                        ------------------------------------------------------    ---------------
Subtotal                                                            342             -                 8                    350
                                                        ------------------------------------------------------    ---------------

Shareholder servicing and distribution fees:
Investor A Shares                                                     4             -                 -                      4
Investor B Shares                                                    84             -                 -                     84
Investor C Shares                                                     1             -                 -                      1
                                                        ------------------------------------------------------    ---------------
Total expenses                                                      431             -                 8                    439
                                                        ------------------------------------------------------    ---------------

Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                                     (138)            -               (42)(b)               (180)
                                                        ------------------------------------------------------    ---------------
   Net Expenses                                                     293             -               (34)                   259
                                                        ------------------------------------------------------    ---------------

Net Investment Income                                             1,549             -                34                  1,583
                                                        ------------------------------------------------------    ---------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                             412             -                                      412
Net change in unrealized appreciation/
  (depreciation) of investments                                   1,370             -                                    1,370
                                                        ------------------------------------------------------    ---------------
Net realized and unrealized gain/(loss)
  on investments                                                  1,782             -                                    1,782
                                                        ------------------------------------------------------    ---------------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                              $  3,331           $ -               $34                $ 3,365
                                                        ======================================================    ===============

Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

                   Nations South Carolina Municipal Bond Fund
       Nations South Carolina Intermediate Municipal Bond Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization ("Reorganization") of Nations South Carolina Municipal Bond Fund (the "Fund") and Nations South Carolina Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations South Carolina Municipal Bond Fund and Nations South Carolina Intermediate Municipal Bond Fund approve the Reorganization - that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

      Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate
 Municipal Bond Fund/ Nations South Carolina Intermediate Municipal Bond Fund (acquiring)
            Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                               Nations   Municipal
  South     Carolina                                                                                  Nations    South          Bond
 Carolina Intermediate                                                                                South     Carolina        Fund
Municipal   Municipal                                                                              Carolina Intermediate (acquiring)
  Bond        Bond   Combined                                                                       Municipal   Municipal   Combined
   Fund       Fund   Pro Forma                                                                         Bond       Bond           Pro
Principal  Principal Principal                                                                Moody's  Fund       Fund         Forma
  amount     amount    amount                                                                   S&P    Value      Value        Value
  (000)      (000)     (000)                            Description                           Ratings  (000)      (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - 98.3%
                              South Carolina - 96.5%
 $    -   $ 1,100   $ 1,100   Anderson County, South Carolina, GO Revenue Refunding,
                                 Series 1992,
                                 6.400% 04/01/03                                                  Aa3  AA-   $ -  $ 1,144    $ 1,144
            1,300     1,300   Anderson County, South Carolina, GO Revenue Refunding,
                                 Series 1992,
                                 6.500% 04/01/04                                                  Aa3  AA-          1,352      1,352
            1,240     1,240   Anderson County, South Carolina, Sewer Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.200% 07/01/03                                                  Aaa  AAA          1,299      1,299
            1,000     1,000   Anderson County, South Carolina, Sewer Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.500% 07/01/06                                                  Aaa  AAA          1,055      1,055
            1,500     1,500   Anderson County, South Carolina, Sewer Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.600% 07/01/07                                                  Aaa  AAA          1,593      1,593
            1,000     1,000   Anderson County, South Carolina, Sewer Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.600% 07/01/08                                                  Aaa  AAA          1,062      1,062
            1,725     1,725   Beaufort County, South Carolina, School District, GO,
                                 Series 2000B, (SCSDE),
                                 5.500% 03/01/16                                                  Aa1  AA+          1,819      1,819
            1,200     1,200   Beaufort County, South Carolina, School District, GO,
                                 Series 2000C, (SCSDE),
                                 5.125% 03/01/12                                                  Aa1  AA+          1,266      1,266
            1,000     1,000   Berkeley County, South Carolina, Refunding and Improvement
                                 Authority, GO, Series 1993, (FGIC Insured),
                                 5.300% 05/01/04                                                  Aaa  AAA          1,058      1,058
            1,000     1,000   Berkeley County, South Carolina, Refunding and Improvement
                                 Authority, GO, Series 1993, (FGIC Insured),
                                 5.400% 05/01/05                                                  Aaa  AAA          1,055      1,055
            1,000     1,000   Berkeley County, South Carolina, Refunding and Improvement
                                 Authority, GO, Series 1993, (FGIC Insured),
                                 5.500% 05/01/06                                                  Aaa  AAA          1,052      1,052
            2,500     2,500   Berkeley County, South Carolina, School District, GO,
                                 Series 2000, (SCSDE Insured),
                                 5.000% 04/01/21                                                  Aa1  AA+          2,491      2,491
            1,000     1,000   Camden, South Carolina, Combined Public Utilities Revenue
                                 Refunding and Improvement, Series 1997, (MBIA Insured),
                                 5.500% 03/01/17                                                  Aaa  AAA          1,046      1,046
            3,000     3,000   Charleston County, South Carolina, Hospital Facilities, Revenue
                                 Refunding and Improvement, (Bon Secours Health Systems
                                 Project) Series 1993, (FSA Insured),
                                 5.500% 08/15/10                                                  Aaa  AAA          3,181      3,181
    500                 500   Charleston County, South Carolina, Hospital Facilities, Revenue
                                 Refunding and Improvement, (Bon Secours Health Systems
                                 Project) Series 1993, (FSA Insured),
                                 5.625% 08/15/25                                                  Aaa  AAA   535                 535
            1,000     1,000   Charleston County, South Carolina, Hospital Facilities, Revenue
                                 Refunding and Improvement, (Medical Society Health Project)
                                 Series 1992, (MBIA Insured),
                                 6.000% 10/01/09                                                  Aaa  AAA          1,057      1,057
            2,370     2,370   Charleston County, South Carolina, Hospital Facilities,
                                 Revenue, (Care Alliance Health Services Project)
                                 Series 1999A, (FSA Insured), 5.125% 08/15/15                     Aaa  AAA          2,489      2,489
            1,000     1,000   Charleston County, South Carolina, Public Improvement
                                 Authority, GO, Series 1994, (State Aid Withholding),
                                 Prerefunded 06/01/06 @ 100, 5.500% 06/01/14                      Aa1  AA+          1,097      1,097
            1,000     1,000   Charleston County, South Carolina, Revenue, (Alliance Health
                                 Services Project) Series 1999A, (FSA Insured),
                                 5.000% 08/15/12                                                  Aaa  AAA          1,049      1,049
            1,040     1,040   Charleston County, South Carolina, Solid Waste User Fee Revenue,
                                 Series 1994, (MBIA Insured),
                                 5.800% 01/01/06                                                  Aaa  AAA          1,136      1,136
            5,105     5,105   Charleston, South Carolina, Waterworks and Sewer Capital
                                 Improvement Revenue Refunding, Series 1998,
                                 5.250% 01/01/08                                                  A1   AA-          5,514      5,514



 Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina
                                       Intermediate Municipal Bond Fund (acquiring)
                            Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                     September 30, 2001


                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                           Nations       Municipal
  South     Carolina                                                                                Nations   South             Bond
 Carolina Intermediate                                                                              South     Carolina          Fund
Municipal   Municipal                                                                              Carolina Intermediate (acquiring)
  Bond        Bond   Combined                                                                     Municipal  Municipal      Combined
   Fund       Fund   Pro Forma                                                                       Bond       Bond             Pro
Principal  Principal Principal                                                             Moody's   Fund       Fund           Forma
  amount     amount    amount                                                                S&P     Value      Value          Value
  (000)      (000)     (000)                            Description                        Ratings   (000)      (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              South Carolina - (continued)
   $ -    $ 9,500   $ 9,500   Charleston, South Carolina, Waterworks and Sewer Capital
                                 Improvement Revenue Refunding, Series 1998, (FGIC Insured),
                                 4.500% 01/01/24                                                  Aaa   AAA   $ - $ 8,662    $ 8,662
            1,000     1,000   Charleston, South Carolina, Waterworks and Sewer Revenue
                                 Refunding, Series 1991,
                                 5.750% 01/01/04                                                  A1    AA-         1,027      1,027
 1,000                1,000   Chester County, South Carolina, IDR Refunding,
                                 (Springs Industries Inc. Project) Series 1992,
                                 7.350% 02/01/14                                                  NR    BB+ 1,024              1,024
            1,000     1,000   Columbia, South Carolina, Parking Facilities Revenue Refunding,
                                 Series 1994, (AMBAC Insured),
                                 5.750% 12/01/09                                                  Aaa   AAA         1,069      1,069
 1,500      5,500     7,000   Columbia, South Carolina, Waterworks and Sewer Systems Revenue
                                 Refunding, Series 1993,
                                 5.500% 02/01/09                                                  Aa2   AA  1,646   6,035      7,681
 2,700                2,700   Columbia, South Carolina, Waterworks and Sewer Systems Revenue,
                                 Series 1991,
                                 2.670%+ 02/01/03                                                 Aa2   AA  2,605              2,605
            1,750     1,750   Darlington County, South Carolina, IDR, (Nucor Corporation Project)
                                 Series 1993A, AMT,
                                 5.750% 08/01/23                                                  A1    AA-         1,776      1,776
 1,500                1,500   Darlington County, South Carolina, IDR, (Sonoco Products
                                 Company Project) Series 1995, AMT,
                                 6.125% 06/01/25                                                  A2    A-  1,540              1,540
            2,000     2,000   Darlington County, South Carolina, PCR, (Carolina Power and Light -
                                 Annual Tender Project) Series 1983,
                                 6.600% 11/01/10                                                  A2    BBB+        2,140      2,140
            1,000     1,000   Darlington County, South Carolina, PCR, (Carolina Power and Light -
                                 Annual Tender Project) Series 1983, (MBIA-IBC Insured),
                                 6.600% 11/01/10                                                  Aaa   AAA         1,071      1,071
            1,250     1,250   Florence, South Carolina, Water and Sewer Revenue Refunding,
                                 Series 1993, (AMBAC Insured),
                                 5.150% 03/01/06                                                  Aaa   AAA         1,305      1,305
            1,225     1,225   Georgetown County, South Carolina, Environmental Revenue,
                                 (International Paper Company Project) Series 1997A, AMT,
                                 5.700% 10/01/21                                                  Baa2  BBB         1,190      1,190
 2,000      4,000     6,000   Georgetown County, South Carolina, PCR Refunding, (International
                                 Paper Company Project) Series 1999A,
                                 5.125% 02/01/12                                                  Baa2  BBB 1,986   3,973      5,959
            2,480     2,480   Georgetown County, South Carolina, School District, GO, Series 2000,
                                 (SCSDE),
                                 5.500% 03/01/09                                                  Aa1   AA+         2,735      2,735
            1,000     1,000   Grand Strand, South Carolina, Water and Sewer Authority, Revenue
                                 Refunding, Series 1992, (MBIA Insured),
                                 6.000% 06/01/02                                                  Aaa   AAA         1,025      1,025
            1,950     1,950   Grand Strand, South Carolina, Water and Sewer Authority, Revenue
                                 Refunding, Series 1992, (MBIA Insured),
                                 6.300% 06/01/05                                                  Aaa   AAA         2,039      2,039
            1,000     1,000   Grand Strand, South Carolina, Water and Sewer Authority, Revenue
                                 Refunding, Series 1992, (MBIA Insured),
                                 6.400% 06/01/07                                                  Aaa   AAA         1,046      1,046
            1,000     1,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1993C,
                                 5.300% 05/01/04                                                  Aa3   AA          1,054      1,054
            4,000     4,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1993C,
                                 5.400% 05/01/05                                                  Aa3   AA          4,203      4,203
            2,400     2,400   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1993C,
                                 5.500% 05/01/11                                                  Aa3   AA          2,485      2,485
            1,000     1,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1996A, (GTY-AGMT),
                                 5.400% 05/01/07                                                  Aa3   AA          1,079      1,079
            4,000     4,000   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1996B, (GTY-AGMT),
                                 5.250% 05/01/17                                                  Aa3   AA          4,029      4,029




 Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina
                                    Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                 September 30, 2001

                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                             Nations     Municipal
  South     Carolina                                                                                Nations     South           Bond
 Carolina Intermediate                                                                               South    Carolina          Fund
Municipal   Municipal                                                                              Carolina Intermediate (acquiring)
  Bond        Bond   Combined                                                                      Municipal  Municipal     Combined
   Fund       Fund   Pro Forma                                                                        Bond      Bond             Pro
Principal  Principal Principal                                                               Moody's  Fund      Fund           Forma
  amount     amount    amount                                                                  S&P    Value     Value          Value
  (000)      (000)     (000)                            Description                          Ratings  (000)     (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              South Carolina - (continued)
 $ 1,040    $ -     $ 1,040   Greenville, South Carolina, Hospital Facilities Revenue Refunding,
                                 Series 1996B, (GTY-AGMT),
                                 5.250% 05/01/23                                                  Aa3  AA  $1,033   $ -      $ 1,033
          1,385       1,385   Greenville, South Carolina, Hospital Facilities Revenue,
                                 Series 2001, 5.500% 05/01/26                                     Aaa  AAA        1,429        1,429
          2,000       2,000   Greenville, South Carolina, Water Utility Improvement Waterworks
                                 Revenue, Series 1997,
                                 6.000% 02/01/06                                                  Aa1  AA         2,216        2,216
          1,000       1,000   Greenville, South Carolina, Water Utility Improvement Waterworks
                                 Revenue, Series 1997,
                                 6.000% 02/01/08                                                  Aa1  AA         1,122        1,122
   1,500              1,500   Greenville, South Carolina, Water Utility Improvement Waterworks
                                 Revenue, Series 1997,
                                 5.500% 02/01/22                                                  Aa1  AA   1,547              1,547
          2,000       2,000   Greenwood County, South Carolina, Hospital Facilities Revenue,
                                 (Self Memorial Hospital Project) Series 2001,
                                 5.500% 10/01/21                                                  A2   A+         1,990        1,990
   1,000              1,000   Greenwood County, South Carolina, Hospital Facilities Revenue,
                                 (Self Memorial Hospital Project) Series 2001,
                                 5.500% 10/01/26                                                  A2   A+     985                985
          1,885       1,885   Greenwood, South Carolina, Combined Public Utilities, Revenue
                                 Refunding and Improvement, Series 1993, (AMBAC Insured),
                                 5.500% 12/01/06                                                  Aaa  AAA        2,003        2,003
          2,000       2,000   Greenwood, South Carolina, Combined Public Utilities, Revenue
                                 Refunding and Improvement, Series 1993, (AMBAC Insured),
                                 5.500% 12/01/07                                                  Aaa  AAA        2,138        2,138
          1,060       1,060   Greenwood, South Carolina, Combined Public Utilities, Revenue
                                 Refunding and Improvement, Series 1993, (AMBAC Insured),
                                 5.500% 12/01/08                                                  Aaa  AAA        1,133        1,133
          1,000       1,000   Hilton Head Island, South Carolina, GO, Series 2001,
                                 5.000% 03/01/13                                                  Aa3  AA         1,040        1,040
   1,100              1,100   Horry County, South Carolina, Hospital Facilities Revenue, (Conway
                                 Hospital, Inc. Project) Series 1998, (AMBAC Insured),
                                 4.750% 07/01/10                                                  Aaa  AAA  1,148              1,148
          1,200       1,200   Horry County, South Carolina, Hospital Facilities Revenue, (Conway
                                 Hospital, Inc. Project) Series 1998, (AMBAC Insured),
                                 4.875% 07/01/11                                                  Aaa  AAA        1,254        1,254
          1,275       1,275   Horry County, South Carolina, School District, GO, Series 1995B,
                                 (MBIA Insured, SCSDE),
                                 5.700% 03/01/16                                                  Aaa  AAA        1,306        1,306
          1,725       1,725   Lancaster County, South Carolina, School District, GO, Series 1991,
                                 (MBIA Insured), Prerefunded 07/01/02 @ 102,
                                 6.500% 07/01/07                                                  Aaa  AAA        1,816        1,816
          1,180       1,180   Lexington County, South Carolina, Health Services District, Revenue
                                 Refunding, (Health Service District and Lexmed, Inc. Project)
                                 Series 1997, (FSA Insured),
                                 5.500% 11/01/06                                                  Aaa  AAA        1,294        1,294
          5,000       5,000   Lexington County, South Carolina, Health Services District, Revenue
                                 Refunding, Series 1997, (FSA Insured),
                                 5.125% 11/01/21                                                  Aaa  AAA        4,997        4,997
          2,000       2,000   Lexington, South Carolina, Water and Sewer Authority, Revenue,
                                 Series 1997,
                                 5.450% 04/01/19                                                  NR   AA         2,036        2,036
          4,500       4,500   Medical University of South Carolina, Hospital Facilities, Revenue
                                 Refunding, Series 1990A,
                                 7.000% 07/01/02                                                  Baa2 BBB+       4,560        4,560
          3,725       3,725   Medical University of South Carolina, Hospital Facilities, Revenue
                                 Refunding, Series 1990A,
                                 7.200% 07/01/05                                                  Baa2 BBB+       3,775        3,775
   1,575              1,575   Medical University of South Carolina, Hospital Facilities, Revenue
                                 Refunding, Series 1999,
                                 5.500% 07/01/09                                                  Baa2 BBB+ 1,693              1,693
          2,500       2,500   Myrtle Beach, South Carolina, Water and Sewer Improvement Revenue
                                 Refunding, Series 1993, (MBIA Insured),
                                 5.000% 03/01/03                                                  Aaa  AAA        2,590        2,590
          1,750       1,750   North Charleston, South Carolina, GO Refunding, Series 1993,
                                 5.600% 08/01/07                                                  A2   AA-        1,843        1,843


 Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina
                                    Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                 September 30, 2001


                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                             Nations     Municipal
  South     Carolina                                                                                  Nations   South           Bond
 Carolina Intermediate                                                                                South     Carolina        Fund
Municipal   Municipal                                                                               Carolina Intermediate(acquiring)
  Bond        Bond   Combined                                                                      Municipal  Municipal     Combined
   Fund       Fund   Pro Forma                                                                        Bond       Bond            Pro
Principal  Principal Principal                                                                Moody's Fund       Fund          Forma
  amount     amount    amount                                                                   S&P   Value      Value         Value
  (000)      (000)     (000)                            Description                           Ratings (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              South Carolina - (continued)
   $ -    $ 1,725   $ 1,725   North Charleston, South Carolina, GO Refunding, Series 1993,
                                 Refunding, 5.750% 08/01/08                                       A2    AA-    $ - $ 1,815   $ 1,815
            1,000     1,000   North Charleston, South Carolina, Sewer District, Revenue
                                 Series 1992A, (MBIA Insured),
                                 6.000% 07/01/02                                                  Aaa   AAA         1,028      1,028
 1,000                1,000   Oconee County, South Carolina, School District, GO, Series 1994,
                                 (MBIA Insured),
                                 5.100% 01/01/13                                                  Aaa   AAA 1,025              1,025
            1,850     1,850   Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                                 Refunding, Series 1991, (FGIC Insured),
                                 6.850% 01/01/07                                                  Aaa   AAA         1,894      1,894
            1,600     1,600   Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                                 Refunding, Series 1992, (MBIA Insured),
                                 6.000% 01/01/05                                                  Aaa   AAA         1,749      1,749
 1,000      4,000     5,000   Piedmont Municipal Power Agency, South Carolina, Electric Revenue
                                 Refunding, Series 1996B, (MBIA Insured),
                                 5.250% 01/01/09                                                  Aaa   AAA 1,070   4,280      5,350
            2,040     2,040   Richland County, South Carolina, GO Refunding, Series 1991,
                                 5.900% 12/01/01                                                  Aa1   AA          2,053      2,053
            2,020     2,020   Richland County, South Carolina, GO Refunding, Series 1994B,
                                 (State Aid Withholding),
                                 4.750% 03/01/03                                                  Aa1   AA          2,086      2,086
            2,120     2,120   Richland County, South Carolina, GO Refunding, Series 1994B,
                                 (State Aid Withholding),
                                 4.850% 03/01/04                                                  Aa1   AA          2,221      2,221
            2,250     2,250   Richland County, South Carolina, GO Refunding, Series 1994B,
                                 (State Aid Withholding),
                                 4.950% 03/01/05                                                  Aa1   AA          2,355      2,355
            4,000     4,000   Richland County, South Carolina, PCR Refunding, (Union Camp
                                 Corporation Project) Series 1992C,
                                 5.875% 11/01/02                                                  Baa2  BBB         4,121      4,121
            6,000     6,000   Richland County, South Carolina, School District Number 1, GO,
                                 Series 1996, (SCSDE),
                                 4.625% 03/01/22                                                  Aa1   AA+         5,605      5,605
            1,330     1,330   Richland County, South Carolina, School District Number 2, GO
                                 Refunding, Series 1994A, (MBIA Insured, SCSDE),
                                 4.800% 03/01/03                                                  Aaa   AAA         1,374      1,374
            1,590     1,590   Richland County, South Carolina, School District Number 2, GO
                                 Refunding, Series 1994A, (MBIA Insured, SCSDE),
                                 4.900% 03/01/04                                                  Aaa   AAA         1,668      1,668
            1,655     1,655   Richland County, South Carolina, School District Number 2, GO
                                 Refunding, Series 1994A, (MBIA Insured, SCSDE),
                                 5.000% 03/01/05                                                  Aaa   AAA         1,756      1,756
            1,000     1,000   Rock Hill, South Carolina, Combined Public Utility Systems Revenue,
                                 Series 1991, (FGIC Insured),
                                 6.200% 01/01/03                                                  Aaa   AAA         1,023      1,023
            2,000     2,000   Rock Hill, South Carolina, School District Number 3, GO Refunding,
                                 Series 1992B, (FGIC Insured, SCSDE),
                                 5.900% 02/01/02                                                  Aaa   AAA         2,025      2,025
            6,135     6,135   South Carolina State, Capital Improvement GO, Series 1996A,
                                 3.500% 07/01/06                                                  Aaa   AAA         6,207      6,207
            3,350     3,350   South Carolina State, Capital Improvement GO, Series 2001A,
                                 3.500% 01/01/15                                                  Aaa   AAA         2,953      2,953
 1,000                1,000   South Carolina State, Capital Improvement GO, Series 2001A,
                                 3.500% 01/01/16                                                  Aaa   AAA   866                866
            1,245     1,245   South Carolina State, GO, Series 2000A,
                                 4.800% 03/01/09                                                  Aaa   AAA         1,322      1,322
            5,000     5,000   South Carolina State, Housing Finance and Development Authority,
                                 Multi-Family Housing Revenue, (United Dominion Realty Trust
                                 Project) Series 1994, AMT, Mandatory Put 05/01/04 @ 100,
                                 6.500% 05/01/24                                                  NR    BBB-        5,081      5,081
            2,200     2,200   South Carolina State, Housing Finance and Development Authority,
                                 Rental Housing Revenue, (Windsor Shores Project) Series 1993B,
                                 (FHA Insured),
                                 5.600% 07/01/16                                                  NR    AA          2,215      2,215



 Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina
                                    Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                  September 30, 2001


                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                            Nations      Municipal
  South     Carolina                                                                                Nations    South            Bond
 Carolina Intermediate                                                                             South      Carolina          Fund
Municipal   Municipal                                                                             Carolina  Intermediate (acquiring)
  Bond        Bond   Combined                                                                    Municipal   Municipal      Combined
   Fund       Fund   Pro Forma                                                                      Bond        Bond             Pro
Principal  Principal Principal                                                            Moody's   Fund        Fund           Forma
  amount     amount    amount                                                               S&P     Value       Value          Value
  (000)      (000)     (000)                            Description                       Ratings   (000)       (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              South Carolina - (continued)
  $ -     $ 4,450   $ 4,450   South Carolina State, Housing Finance and Development Authority,
                                 Revenue Refunding, Series 1992A, (FNMA/FHA COLL),
                                 6.800% 11/15/11                                                  Aaa  NR   $ -   $ 4,575    $ 4,575
            1,250     1,250   South Carolina State, Jobs Economic Development Authority, Hospital
                                 Facility Revenue, (Georgetown Memorial Hospital Project)
                                 Series 2001, 5.250% 02/01/21                                     NR   AA           1,232      1,232
            4,565     4,565   South Carolina State, Port Authority, Revenue, Series 1998, AMT,
                                 (FSA Insured),
                                 5.250% 07/01/13                                                  Aaa  AAA          4,750      4,750
            3,495     3,495   South Carolina State, Ports Authority, Ports Revenue, Series 1991,
                                 AMT, (AMBAC Insured),
                                 6.750% 07/01/21                                                  Aaa  AAA          3,579      3,579
            3,000     3,000   South Carolina State, Public Service Authority, Revenue Refunding,
                                 Series 1992A,
                                 6.200% 07/01/05                                                  Aa2  AA-          3,125      3,125
            1,000     1,000   South Carolina State, Public Service Authority, Revenue Refunding,
                                 Series 1993A,
                                 5.200% 07/01/03                                                  Aa2  AA-          1,045      1,045
            1,500     1,500   South Carolina State, Public Service Authority, Revenue Refunding,
                                 Series 1993A, (MBIA Insured),
                                 5.300% 07/01/05                                                  Aaa  AAA          1,570      1,570
            2,000     2,000   South Carolina State, Public Service Authority, Revenue Refunding,
                                 Series 1993C, (AMBAC Insured),
                                 5.100% 01/01/11                                                  Aaa  AAA          2,054      2,054
2,000                 2,000   South Carolina State, Public Service Authority, Revenue Refunding,
                                 Series 1999A, (MBIA Insured),
                                 5.625% 01/01/13                                                  Aaa  AAA  2,191              2,191
            1,000     1,000   South Carolina State, Public Service Authority, Revenue,
                                 Series 1991B,
                                 6.700% 07/01/02                                                  Aa2  AA-          1,023      1,023
1,000       4,000     5,000   South Carolina, Educational Facilities for Non-Profit Institutions
                                 Revenue, (Furman University Project) Series 1996A,
                                 (MBIA Insured), 5.500% 10/01/26                                  Aaa  AAA  1,024   4,096      5,120
            1,500     1,500   South Carolina, Jobs Economic Development Authority, Hospital
                                 Facilities Revenue, (Oconee Memorial Hospital, Inc. Project)
                                 Series 1995, (CONNIE LEE Insured),
                                 6.150% 03/01/15                                                  NR   AAA          1,637      1,637
1,000       4,500     5,500   South Carolina, Jobs Economic Development Authority, Hospital
                                 Facilities Revenue, (Palmetto Health Alliance Project)
                                 Series 2000A, 7.125% 12/15/15                                    Baa2 BBB  1,076   4,840      5,916
            6,500     6,500   South Carolina, Jobs Economic Development Authority, Hospital
                                 Facilities Revenue, (South Carolina Baptist Hospital Project)
                                 Series 1993, (AMBAC Insured),
                                 5.450% 08/01/15                                                  Aaa  AAA          6,665      6,665
2,000       2,375     4,375   South Carolina, Jobs Economic Development Authority, Hospital
                                 Facilities Revenue, Series 1999, (FSA Insured),
                                 5.300% 02/01/14                                                  Aaa  AAA  2,100   2,494      4,594
            1,000     1,000   South Carolina, State Public Service Authority, Revenue Refunding,
                                 Series 1992A,
                                 6.375% 07/01/11                                                  Aa2  AA-          1,047      1,047
1,000                 1,000   South Carolina, Transportation Infrastructure Revenue,
                                 Series 1998A, (MBIA Insured),
                                 5.000% 10/01/12                                                  Aaa  AAA  1,049              1,049
            1,000     1,000   South Carolina, Transportation Infrastructure Revenue,
                                 Series 1998A, (MBIA Insured),
                                 4.500% 10/01/17                                                  Aaa  AAA            957        957
            1,025     1,025   Spartanburg County, South Carolina, GO, Series 1992,
                                 5.800% 02/01/05                                                  Aa2  AA           1,082      1,082
            1,005     1,005   Spartanburg County, South Carolina, GO, Series 1992,
                                 5.700% 02/01/06                                                  Aa2  AA           1,056      1,056
            1,000     1,000   Spartanburg County, South Carolina, GO, Series 1992,
                                 5.700% 02/01/09                                                  Aa2  AA           1,056      1,056
1,000                 1,000   Spartanburg County, South Carolina, Health Services District,
                                 Hospital Revenue Refunding, Series 1997B, (MBIA Insured),
                                 5.125% 04/15/17                                                  Aaa  AAA  1,010              1,010



 Nations South Carolina Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina
                                    Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                September 30, 2001



                                                                                                                             Nations
                                                                                                                               South
                                                                                                                            Carolina
             Nations                                                                                                    Intermediate
 Nations     South                                                                                            Nations      Municipal
  South     Carolina                                                                                Nations    South            Bond
 Carolina Intermediate                                                                              South     Carolina          Fund
Municipal   Municipal                                                                              Carolina Intermediate (acquiring)
  Bond        Bond   Combined                                                                     Municipal  Municipal      Combined
   Fund       Fund   Pro Forma                                                                        Bond       Bond            Pro
Principal  Principal Principal                                                              Moody's   Fund       Fund          Forma
  amount     amount    amount                                                                 S&P     Value      Value         Value
  (000)      (000)     (000)                            Description                         Ratings   (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              South Carolina - (continued)
    $ -   $ 2,850   $ 2,850   Spartanburg, South Carolina, Sewer District, Sewer Systems
                                 Revenue, Series 1997, (MBIA Insured), Prerefunded
                                 06/01/07 @ 101, 5.500% 06/01/27                                 Aaa  AAA     $ - $ 3,166    $ 3,166
  1,250               1,250   Spartanburg, South Carolina, Sewer District, Sewer Systems
                                 Revenue, Series 1999B, (MBIA Insured),
                                 5.000% 03/01/26                                                 Aaa  AAA   1,236              1,236
            3,445     3,445   Spartanburg, South Carolina, Waterworks and Sewer Systems
                                 Authority, Revenue, Unrefunded Balance, Series 1992,
                                 6.200% 06/01/09                                                 A1   AA-           3,565      3,565
            1,000     1,000   West Columbia, South Carolina, Water and Sewer Revenue Refunding,
                                 Series 1992, (MBIA Insured),
                                 6.300% 10/01/07                                                 Aaa  AAA           1,057      1,057
            1,000     1,000   Western Carolina, Regional Sewer Systems Authority,
                                 Revenue Refunding, Series 1992, (AMBAC Insured),
                                 Prerefunded 03/01/02 @ 101,
                                 5.800% 03/01/03                                                 Aaa  AAA           1,025      1,025
            1,000     1,000   Western Carolina, Regional Sewer Systems Authority,
                                 Revenue Refunding, Series 1992, (AMBAC Insured),
                                 Prerefunded 03/01/02 @ 101,
                                 5.900% 03/01/04                                                 Aaa  AAA           1,026      1,026
            2,500     2,500   Western Carolina, Regional Sewer Systems Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.000% 03/01/02                                                 Aaa  AAA           2,530      2,530
            1,000     1,000   Western Carolina, Regional Sewer Systems Authority, Revenue
                                 Refunding, Series 1993, (FGIC Insured),
                                 5.500% 03/01/10                                                 Aaa  AAA           1,054      1,054
            2,500     2,500   York County, South Carolina, Exempt Facilities IDR, (Hoechst
                                 Celanese Corporation Project) Series 1994, AMT,
                                 5.700% 01/01/24                                                 Baa2 BBB           2,411      2,411
                                                                                                           -------------------------
                                                                                                           28,389 237,848    266,237
                                                                                                           -------------------------

                              Illinois - 0.8%
            2,300     2,300   Chicago, Illinois, Midway Apartment Revenue, Series 1998B,
                                 (MBIA Insured),
                                 5.000% 01/01/31                                                 Aaa  AAA           2,198      2,198
                                                                                                           -------------------------

                              Texas - 1.0%
            1,000     1,000   Brazos River Authority, Texas, PCR Refunding, (Texas Electric
                                 Company Project) Series 2001A, AMT, Mandatory Put
                                 04/01/04 @ 100, 4.950% 10/01/30                                 NR   BBB           1,023      1,023
            2,000     2,000   Dallas-Fort Worth, Texas, International Airport Facilities
                                 Improvement, Corporate Revenue Refunding, (American Airlines
                                 Project) Series 2000C, AMT, Mandatory Put 11/01/07 @ 100,
                                 6.150% 05/01/29                                                 Ba2  BB            1,824      1,824
                                                                                                           ------------------------
                                                                                                                    2,847      2,847
                                                                                                           ------------------------

                              Total municipal bonds and notes
                                 (Cost $26,344 and $230,017, respectively)                                 28,389 242,893    271,282
                                                                                                           -------------------------

 Shares    Shares    Shares
 (000)     (000)     (000)
------------------------------
                              Investment companies - 0.7%
                                 (Cost $1,019 and $949, respectively)
  1,019       949     1,968     Nations Municipal Reserves#                                                1,019      949      1,968
                                                                                                          --------------------------


                              Total investments - 99.0%
                                 (Cost $27,363 and $230,966, respectively)                              $ 29,408 $243,842   $273,250
                                                                                                          --------------------------

------------------------------
 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

                                        Nations South Carolina Municipal Bond Fund/
 Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund (acquiring)
                                  Pro Forma Combining Statement of Net Assets (unaudited)
                                                   September 30, 2001
                                                                                                        Nations
                                                                                                     South Carolina
                                                                                                      Intermediate
                                                                    Nations                             Municipal
                                                     Nations      South Carolina                        Bond Fund
                                                  South Carolina   Intermediate                        (acquiring)
                                                    Municipal       Municipal     Adjustments to        Proforma
                                                   Bond Fund        Bond Fund       Pro Forma           Combined
                                                   (in 000's)       (in 000's)     (in 000's)          (in 000's)
                                                -------------------------------------------------  ---------------------
Total Investments                                  $  29,408        $ 243,842      $      -            $ 273,250

Other Assets and Liabilities:
Cash                                                       1               -                                   1
Receivable for Fund shares sold                          330             208                                 538
Interest receivable                                      341           3,415                               3,756
Receivable from investment advisor                         2              -              105  (a)            107
Payable for Fund shares redeemed                          (1)            (50)                                (51)
Investment advisory fee payable                            -             (40)                                (40)
Administration fee payable                                (5)            (41)                                (46)
Shareholder servicing and distribution
   fees payable                                          (11)            (18)                                (29)
Distributions payable                                   (122)           (984)                             (1,106)
Payable for investment securities purchased              (50)            (29)                                (79)
Accrued Trustees' fees and expenses                      (38)            (40)                                (78)
Accrued expenses and other liabilities                   (24)            (58)           (105) (a)           (187)
                                                -------------------------------------------------  ---------------------
Total Other Assets and Liabilities                       423           2,363               -               2,786
                                                -------------------------------------------------  ---------------------
                                                   $  29,831       $ 246,205       $       -           $ 276,036
                                                =================================================  =====================

Net Assets by Class:
Primary A                                       $ 19,772,279     $ 219,145,420     $       -           $ 238,917,699
Investor A                                         1,480,549        16,734,438             -              18,214,987
Investor B                                         7,955,840         7,266,803             -              15,222,643
Investor C                                           622,464         3,058,311             -               3,680,775
                                                -------------------------------------------------  ---------------------
                                                $ 29,831,132     $ 246,204,972     $       -           $ 276,036,104
                                                -------------------------------------------------  ---------------------
Shares Outstanding by Class:
Primary A                                          1,897,129        20,490,504       (47,524) (b)         22,340,109
Investor A                                           142,155         1,564,948        (3,656) (b)          1,703,447
Investor B                                           763,549           679,461       (19,317) (b)          1,423,693
Investor C                                            59,732           285,887        (1,558) (b)            344,061
                                                -------------------------------------------------  ---------------------
                                                   2,862,565        23,020,800       (72,055)             25,811,310
                                                -------------------------------------------------  ---------------------
Net Asset Value per Share by Class:
Primary A                                            $ 10.42           $ 10.69     $       -                 $ 10.69
Investor A                                           $ 10.42           $ 10.69     $       -                 $ 10.69
Investor B                                           $ 10.42           $ 10.69     $       -                 $ 10.69
Investor C                                           $ 10.42           $ 10.70     $       -                 $ 10.70


(a) Adjustment reflects estimated costs of Reorganization.

(b) Reflects the issuance of Nations South Carolina Intermediate Municipal Bond Fund shares to holders of shares of Nations South Carolina Municipal Bond Fund.

                   See Notes to Pro Forma Financial Statements

                                           Nations South Carolina Municipal Bond Fund/
 Nations South Carolina Intermediate Municipal Bond Fund/Nations South Carolina Intermediate Municipal Bond Fund (acquiring)
                                      Pro Forma Combining Statement of Operations (unaudited)
                                          Twelve Month Period Ending September 30, 2001

                                                                                                            Nations
                                                                                                         South Carolina
                                                                                                          Intermediate
                                                                   Nations                                  Municipal
                                                Nations         South Carolina                              Bond Fund
                                             South Carolina      Intermediate                              (acquiring)
                                                Municipal         Municipal     Adjustments to              Proforma
                                                Bond Fund         Bond Fund       Pro Forma                 Combined
                                                (in 000's)       (in 000's)       (in 000's)               (in 000's)
                                             ----------------------------------------------------       -----------------
Investment Income:
Interest                                          $1,842           $13,154        $     -                    $14,996
                                             ----------------------------------------------------       -----------------
Expenses:
Investment advisory fee                              172               970            (28)(a)                  1,114
Administration fee                                    75               534              -                        609
Transfer agent fee                                     8                67              -                         75
Custodian fees                                         3                15              -                         18
Legal and audit fees                                  44                58            (44)(b)                     58
Registration and filing fees                           1                 5             (1)(b)                      5
Trustees' fees and expenses                           24                25            (24)(b)                     25
Interest expense                                       1                 1              -                          2
Printing expense                                      13                20            (12)(b)                     21
Other                                                  1                17            104 (b),(c)                122
                                             ----------------------------------------------------       -----------------
 Subtotal                                            342             1,712             (5)                     2,049
                                             ----------------------------------------------------       -----------------

Shareholder servicing and distribution fees:
Investor A Shares                                      4                42              -                         46
Investor B Shares                                     84                72              -                        156
Investor C Shares                                      1                23              -                         24
                                             ----------------------------------------------------       -----------------
 Total expenses                                      431             1,849             (5)                     2,275
                                             ----------------------------------------------------       -----------------
Fees waived and/or expenses reimbursed by
 investment advisor, administrator, and/or
 distributor                                        (138)             (498)           (28)(c),(d)               (664)
                                             ----------------------------------------------------       -----------------
 Net Expenses                                        293             1,351            (33)                     1,611
                                             ----------------------------------------------------       -----------------
Net Investment Income                              1,549            11,803             33                     13,385
                                             ----------------------------------------------------       -----------------

Net Realized And Unrealized Gain/(Loss) on
 Investments:

Net realized gain/(loss) on investments              412              (165)                                      247
Net change in unrealized appreciation/
(depreciation) of investments                      1,370             7,390                                     8,760
                                             ----------------------------------------------------       -----------------
Net realized and unrealized gain/(loss)
 on investments                                    1,782             7,225                                     9,007
                                             ----------------------------------------------------       -----------------

Net Increase/(Decrease) in Net Assets
 Resulting From Operations                        $3,331           $19,028        $    33                    $22,392
                                             ====================================================       =================

Legend:
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                        See Notes to Pro Forma Financial Statements

                   Nations South Carolina Municipal Bond Fund
            Nations South Carolina Intermediate Municipal Bond Fund/
       Nations South Carolina Intermediate Municipal Bond Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations South Carolina Municipal Bond Fund ("South Carolina Municipal Bond Fund") and Nations South Carolina Intermediate Municipal Bond Fund ("South Carolina Intermediate Municipal Bond Fund") into Nations South Carolina Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of South Carolina Municipal Bond Fund and South Carolina Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the South Carolina Municipal Bond Fund and South Carolina Intermediate Municipal Bond Fund and the results of operations of South Carolina Municipal Bond Fund and South Carolina Intermediate Municipal Bond Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.


 Nations Tennessee Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001

                                                                                                                             Nations
                                                                                                                           Tennessee
             Nations                                                                                                    Intermediate
 Nations   Tennessee                                                                                           Nations     Municipal
Tennessee Intermediate                                                                           Nations     Tennessee          Bond
Municipal   Municipal  Combined                                                                 Tennessee  Intermediate         Fund
  Bond        Bond        Pro                                                                   Municipal    Municipal   (acquiring)
  Fund        Fund       Forma                                                                    Bond         Bond         Combined
Principal  Principal   Principal                                                    Moody's       Fund*        Fund        Pro Forma
 amount      amount     amount                                                        S&P         Value        Value           Value
  (000)      (000)       (000)                     Description                      Ratings      (000)         (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
                                Municipal bonds and notes - 98.0%
                                Tennessee - 98.0%

 $ 250        $ -       $ 250     Anderson County, Tennessee, GO Refunding, Series
                                     2001, (FSA Insured),
                                     5.000% 04/01/13                                     Aaa     AAA     262          $ -      $ 262
   500                    500     Blount County, Tennessee, Public Building Authority,
                                  Public Facility Revenue, Series 1998, (FGIC Insured),
                                     5.000% 04/01/19                                     Aaa     AAA     497            -        497
   250                    250     Chattanooga-Hamilton County, Tennessee, Hospital
                                     Authority, Revenue Refunding, (Erlanger Medical
                                     Center Project) Series 1993, (FSA Insured),
                                     5.500% 10/01/07                                     Aaa     AAA     275            -        275
   740                    740     Hamilton County, Tennessee, GO Refunding, Series
                                     1998B,
                                     5.100% 08/01/24                                     Aa1     NR      757            -        757
   575                    575     Humphreys County, Tennessee, Industrial Development
                                     Board, Solid Waste Disposal Revenue, (E.I. duPont
                                     de Nemours and Company Project) Series 1994, AMT,
                                     6.700% 05/01/24                                     Aa3     AA-     610            -        610
   400                    400     Knox County, Tennessee, Health Educational and
                                     Housing Facilities Board, Hospital Facilities
                                     Improvement Revenue Refunding, (Baptist Health
                                     System of East Tennessee, Inc. Project) Series
                                     1996, (CONNIE LEE Insured),
                                     5.500% 04/15/11                                     Aaa     AAA     429            -        429
   300                    300     Knox County, Tennessee, Health Educational and
                                     Housing Facilities Board, Revenue Refunding,
                                     (Fort Sanders Alliance Project) Series 1993,
                                     (MBIA Insured),
                                     7.250% 01/01/09                                     Aaa     AAA     359            -        359
   500                    500     Knox County, Tennessee, Health Educational and
                                     Housing Facilities Board, Revenue, (University
                                     Health Systems Inc. Project) Series 1999,
                                     5.750% 04/01/19                                     Baa1    NR      504            -        504
   200                    200     Loudon County, Tennessee, Industrial Development
                                     Board, Solid Waste Disposal Revenue,
                                     (Kimberly-Clark Corporation Project) Series 1993,
                                     AMT,
                                     6.200% 02/01/23                                     Aa2     AA      205            -        205
   500                    500     Maury County, Tennessee, Industrial Development Board,
                                     Multi-Modal PCR Refunding, (General Motors
                                     Corporation - Saturn Corporation Project) Series
                                     1994,
                                     6.500% 09/01/24                                     A2      A       542            -        542
   250                    250     McMinn County, Tennessee, Industrial Development
                                     Board, Recycling Facilities Revenue, (Bowater Inc.
                                     Project) Series 1992, AMT,
                                     7.400% 12/01/22                                     Baa3    BBB     264            -        264
   300                    300     Memphis, Tennessee, Electric System Revenue
                                     Refunding, Series 1993,
                                     4.900% 01/01/11                                     Aa3     AA      306            -        306
   400                    400     Memphis, Tennessee, GO, Series 2000,
                                     5.000% 04/01/17                                     Aa2     AA      404            -        404
   500                    500     Memphis-Shelby County, Tennessee, Airport Authority,
                                     Special Facilities and Project Revenue Refunding,
                                     (Federal Express Corporation Project) Series
                                     1997,
                                     5.350% 09/01/12                                     Baa2    BBB     485            -        485
   350                    350     Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Electric Revenue, Series 1996A,
                                     Prerefunded 05/15/06 @ 102,
                                     5.625% 05/15/14                                     Aa3     AA      391            -        391
   400                    400     Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Electric Revenue, Series 1998B,
                                     5.500% 05/15/13                                     Aa3     AA      442            -        442
   300                    300     Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Health and Educational Facilities
                                     Board, Improvement Revenue Refunding, (Meharry
                                     Medical College Project) Series 1996, (AMBAC
                                     Insured),
                                     6.000% 12/01/09                                     Aaa     AAA     341            -        341
   500                    500     Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Health and Educational Facilities
                                     Board, Improvement Revenue Refunding, (Meharry
                                     Medical College Project) Series 1996, (AMBAC
                                     Insured),
                                     6.000% 12/01/16                                     Aaa     AAA     572            -        572

             Nations Tennessee Municipal Bond Fund/Nations Tennessee
                  Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                          Nations
                                                                                                                         Tennessee
                                                                                                                       Intermediate
            Nations                                                                                                      Municipal
 Nations   Tennessee                                                                                         Nations       Bond
Tennessee Intermediate                                                                         Nations     Tennessee       Fund
Municipal   Municipal   Combined                                                              Tennessee  Intermediate  (acquiring)
  Bond        Bond        Pro                                                                 Municipal    Municipal    Combined
  Fund        Fund       Forma                                                                  Bond         Bond         Pro
Principal   Principal  Principal                                                    Moody's     Fund*        Fund        Forma
 amount       amount     amount                                                       S&P       Value        Value       Value
  (000)       (000)       (000)                    Description                      Ratings     (000)        (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                  Municipal bonds and notes - (continued)
                                  Tennessee - (continued)

  $ 250      $ -         $ 250    Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Revenue, (Meharry Medical
                                     College Project) Series 1994, (AMBAC Insured),
                                     Prerefunded 12/01/04 @ 102,
                                     7.000% 12/01/11                                  Aaa   AAA  $ 287          $ -        $ 287
    300                    300    Metropolitan Government, Nashville and Davidson
                                     County, Tennessee, Water and Sewer Systems
                                     Revenue Refunding, Series 1993, (FGIC Insured),
                                     5.200% 01/01/13                                  Aaa   AAA    323            -          323
    250                    250    Sumner County, Tennessee, Health Educational and
                                     Housing Facilities Board, Revenue Refunding,
                                     (Sumner Regional Health Systems, Inc. Project)
                                     Series 1994,
                                     7.000% 11/01/03                                  NR    A-     268            -          268
    250                    250    Tennessee State, Local Development Authority,
                                     Revenue Refunding, (State Loan Program)
                                     Series 1993A,
                                     5.750% 03/01/11                                  A2    A      260            -          260
    300                    300    Tennessee, Housing Development Agency, Revenue,
                                     (Home Ownership Program) Series 1998, AMT,
                                     4.750% 07/01/08                                  Aa2   AA     312            -          312
    500                    500    Williamson County, Tennessee, GO, Series 2000,
                                     5.350% 03/01/17                                  Aa1   NR     521            -          521
                                                                                               ----------------------------------

                                                                                                 9,616            -        9,616
                                                                                               ----------------------------------
  Shares     Shares      Shares
   (000)      (000)       (000)
 --------------------------------
                                  Investment companies - 1.3%
                                   (Cost $124 and $0, respectively)
    124                    124      Nations Municipal Reserves#                                    124            -          124
                                                                                               ----------------------------------
                                      Total investments - 99.3%
                                       (Cost $9,159 and $0, respectively)                      $ 9,740            -      $ 9,740
                                                                                               ----------------------------------

----------------------------------------
* If the Tennessee Municipal Bond Fund approves the Reorganization, and the Tennessee Intermediate Municipal Bond Fund does not, the Tennessee
   Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will, in all likelihood, be required to sell a significant portion of the Tennessee Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring Fund's investment objective and principal investment strategies.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

             Nations Tennessee Municipal Bond Fund/Nations Tennessee
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                                  Nations
                                                                                                 Tennessee
                                                                                                Intermediate
                                                                Nations                          Municipal
                                                  Nations      Tennessee                         Bond Fund
                                                 Tennessee   Intermediate                       (acquiring)
                                                 Municipal     Municipal      Adjustments to      Proforma
                                                 Bond Fund     Bond Fund        Pro Forma         Combined
                                                (in 000's)    (in 000's)        (in 000's)       (in 000's)
                                               ---------------------------------------------   --------------
Total Investments                              $     9,740       $ -              $ -           $    9,740
Other Assets and Liabilities:

Cash                                                     1         -                                     1
Interest receivable                                    156         -                                   156
Receivable from investment advisor                       8         -                41 (a)              49
Administration fee payable                              (2)        -                                    (2)
Shareholder servicing and distribution
   fees payable                                         (4)        -                                    (4)
Distributions payable                                  (35)        -                                   (35)
Accrued Trustees' fees and expenses                    (37)        -                                   (37)
Accrued expenses and other liabilities                 (18)        -               (41)(a)             (59)
                                               ---------------------------------------------    -------------
Total Other Assets and Liabilities                      69         -                -                   69
                                               ---------------------------------------------    -------------
Net Assets                                         $ 9,809       $ -              $ -           $    9,809
                                               =============================================    =============

Net Assets by Class:

Primary A                                      $ 4,581,735       $ -              $ -           $4,581,735
Investor A                                       1,897,996         -                -            1,897,996
Investor B                                       3,087,147         -                -            3,087,147
Investor C                                         241,808         -                -              241,808
                                               ---------------------------------------------    -------------
                                               $ 9,808,686       $ -              $ -           $9,808,686
                                               ---------------------------------------------    -------------

Shares Outstanding by Class:

Primary A                                          443,952         -                -              443,952
Investor A                                         183,872         -                -              183,872
Investor B                                         299,129         -                -              299,129
Investor C                                          23,428         -                -               23,428
                                               ---------------------------------------------    -------------
                                                   950,381         -                -              950,381
                                               ---------------------------------------------    -------------

Net Asset Value per Share by Class:

Primary A                                          $ 10.32       $ -              $ -              $ 10.32
Investor A                                         $ 10.32       $ -              $ -              $ 10.32
Investor B                                         $ 10.32       $ -              $ -              $ 10.32
Investor C                                         $ 10.32       $ -              $ -              $ 10.32


(a) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

             Nations Tennessee Municipal Bond Fund/Nations Tennessee
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                  Nations
                                                                                                                 Tennessee
                                                                                                                Intermediate
                                                                                Nations                          Municipal
                                                                  Nations      Tennessee                         Bond Fund
                                                                 Tennessee   Intermediate                       (acquiring)
                                                                 Municipal     Municipal      Adjustments to      Proforma
                                                                 Bond Fund     Bond Fund        Pro Forma         Combined
                                                                (in 000's)    (in 000's)        (in 000's)       (in 000's)
                                                               -------------------------------------------------------------------
Investment Income:
Interest                                                          $541            $ -            $ -                  $541
                                                                -------------------------------------              --------

Expenses:
Investment advisory fee                                             50              -            (10)(a)                40
Administration fee                                                  23              -              -                    23
Transfer agent fee                                                   3              -              -                     3
Custodian fees                                                       1              -              -                     1
Legal and audit fees                                                47              -              -                    47
Trustees' fees and expenses                                         24              -              -                    24
Printing expense                                                    13              -              -                    13
Other                                                                2              -             41 (b)                43
                                                                -------------------------------------              --------
   Subtotal                                                        163              -             31                   194
                                                                -------------------------------------              --------

Shareholder servicing and distribution fees:
Investor A Shares                                                    4              -              -                     4
Investor B Shares                                                   36              -              -                    36
Investor C Shares                                                    2              -              -                     2
                                                                -------------------------------------              --------
   Total expenses                                                  205              -             31                   236
                                                                -------------------------------------              --------

Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                                    (103)             -            (41)(b)              (144)
                                                                -------------------------------------              --------
   Net Expenses                                                    102              -            (10)                   92
                                                                -------------------------------------              --------

Net Investment Income                                              439              -             10                   449
                                                                -------------------------------------              --------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                             65              -                                   65
Net change in unrealized appreciation/
  (depreciation) of investments                                    430              -                                  430
                                                                -------------------------------------              --------
Net realized and unrealized gain/(loss)
  on investments                                                   495              -                                  495
                                                                -------------------------------------              --------
Net Increase/(Decrease) in Net Assets Resulting From
  Operations                                                      $934            $ -            $10                  $944
                                                                =====================================              ========


Legend:
-------

(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

                      Nations Tennessee Municipal Bond Fund
               Nations Tennessee Intermediate Municipal Bond Fund (acquiring) Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The proforma statements give effect to the proposed reorganization ("Reorganization") of Nations Tennessee Municipal Bond Fund (the "Fund") and Nations Tennessee Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of Nations Tennessee Municipal Bond Fund into the Acquiring Fund. It is possible that both Nations Tennessee Municipal Bond Fund and Nations Tennessee Intermediate Municipal Bond Fund approve the Reorganization - that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

                Nations Tennessee Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund/Nations Tennessee
                                          Intermediate Municipal Bond Fund (acquiring)
                                     Pro Forma Combining Schedule of Investments (unaudited)
                                                      September 30, 2001


                                                                                                                             Nations
                                                                                                                           Tennessee
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
 Nations    Tennessee                                                                                        Nations            Bond
Tennessee Intermediate                                                                            Nations   Tennessee           Fund
Municipal   Municipal                                                                           Tennessee Intermediate   (acquiring)
  Bond        Bond   Combined                                                                   Municipal  Municipal        Combined
   Fund       Fund   Pro Forma                                                                      Bond      Bond               Pro
Principal  Principal Principal                                                           Moody's   Fund       Fund             Forma
  amount     amount    amount                                                             S&P     Value      Value             Value
  (000)      (000)     (000)                            Description                      Ratings   (000)      (000)            (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - 95.1%
                              Tennessee - 93.1%
 $ 250    $ 1,285   $ 1,535   Anderson County, Tennessee, GO Refunding, Series 2001,
                                 (FSA Insured),
                                 5.000% 04/01/13                                                 Aaa   AAA  $ 262 $ 1,344    $ 1,606
            1,000     1,000   Anderson County, Tennessee, Health and Educational Facilities
                                 Board, Revenue Refunding, (Methodist Medical Center - Oak
                                 Ridge Project) Series 1993,
                                 5.400% 07/01/04                                                 A1    NR           1,022      1,022
   500                  500   Blount County, Tennessee, Public Building Authority, Public
                                 Facility Revenue, Series 1998, (FGIC Insured),
                                 5.000% 04/01/19                                                 Aaa   AAA    497                497
            1,700     1,700   Chattanooga-Hamilton County, Tennessee, Hospital Authority,
                                 Revenue Refunding, (Erlanger Medical Center Project)
                                 Series 1993, (FSA Insured),
                                 5.375% 10/01/04                                                 Aaa   AAA          1,821      1,821
   250      1,000     1,250   Chattanooga-Hamilton County, Tennessee, Hospital Authority,
                                 Revenue Refunding, (Erlanger Medical Center Project)
                                 Series 1993, (FSA Insured),
                                 5.500% 10/01/07                                                 Aaa   AAA    275   1,099      1,374
   740                  740   Hamilton County, Tennessee, GO Refunding, Series 1998B,
                                 5.100% 08/01/24                                                 Aa1   NR     757                757
   575                  575   Humphreys County, Tennessee, Industrial Development Board, Solid
                                 Waste Disposal Revenue, (E.I. duPont de Nemours and Company
                                 Project) Series 1994, AMT,
                                 6.700% 05/01/24                                                 Aa3   AA-    610                610
   400      1,600     2,000   Knox County, Tennessee, Health Educational and Housing Facilities
                                 Board, Hospital Facilities Improvement Revenue Refunding,
                                 (Baptist Health System of East Tennessee, Inc. Project)
                                 Series 1996,(CONNIE LEE Insured),
                                 5.500% 04/15/11                                                 Aaa   AAA    429   1,715      2,144
              500       500   Knox County, Tennessee, Health Educational and Housing Facilities
                                 Board, Hospital Facilities Revenue, (Sanders Alliance Project)
                                 Series 1993A, (MBIA Insured),
                                 4.900% 01/01/05                                                 Aaa   AAA            528        528
   300                  300   Knox County, Tennessee, Health Educational and Housing Facilities
                                 Board, Revenue Refunding, (Fort Sanders Alliance Project)
                                 Series 1993, (MBIA Insured),
                                 7.250% 01/01/09                                                 Aaa   AAA    359                359
   500      1,500     2,000   Knox County, Tennessee, Health Educational and Housing Facilities
                                 Board, Revenue, (University Health Systems Inc. Project)
                                 Series 1999,
                                 5.750% 04/01/19                                                 Baa1  NR     504   1,513      2,017
            1,250     1,250   Knox County, Tennessee, Public Improvement GO, Series 1998,
                                 4.750% 04/01/19                                                 Aa2   AA           1,210      1,210
            1,330     1,330   Lawrenceburg, Tennessee, Public Building Authority, Water and
                                 Sewer GO, Series 2001B, (FSA Insured),
                                 5.500% 07/01/16                                                 Aaa   AAA          1,412      1,412
   200                  200   Loudon County, Tennessee, Industrial Development Board, Solid
                                 Waste Disposal Revenue, (Kimberly-Clark Corporation Project)
                                 Series 1993, AMT,
                                 6.200% 02/01/23                                                 Aa2   AA     205                205
   500      2,500     3,000   Maury County, Tennessee, Industrial Development Board, Multi-Modal
                                 PCR Refunding, (General Motors Corporation - Saturn Corporation
                                 Project) Series 1994,
                                 6.500% 09/01/24                                                 A2    A      542   2,713      3,255
            1,000     1,000   Maury County, Tennessee, Industrial Development Board, Solid Waste
                                 Disposal Revenue, Occidental Petroleum Corporation- AMT,
                                 (GTD-AGMT),
                                 6.250% 08/01/18                                                 Baa2  BBB-         1,026      1,026
   250      1,000     1,250   McMinn County, Tennessee, Industrial Development Board, Recycling
                                 Facilities Revenue, (Bowater Inc. Project) Series 1992, AMT,
                                 7.400% 12/01/22                                                 Baa3  BBB    264   1,054      1,318
            1,000     1,000   Memphis, Tennessee, Electric System Revenue Refunding,
                                 Series 1992,
                                 6.000% 01/01/05                                                 Aa3   AA           1,089      1,089
   300                  300   Memphis, Tennessee, Electric System Revenue Refunding,
                                 Series 1993,
                                 4.900% 01/01/11                                                 Aa3   AA     306                306

Nations Tennessee Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund/
         Nations Tennessee Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                           Tennessee
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
 Nations    Tennessee                                                                                          Nations          Bond
Tennessee Intermediate                                                                              Nations   Tennessee         Fund
Municipal   Municipal                                                                              Tennessee Intermediate(acquiring)
  Bond        Bond   Combined                                                                      Municipal  Municipal     Combined
   Fund       Fund   Pro Forma                                                                        Bond       Bond            Pro
Principal  Principal Principal                                                              Moody's   Fund       Fund          Forma
  amount     amount    amount                                                                 S&P     Value      Value         Value
  (000)      (000)     (000)                            Description                         Ratings   (000)      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Tennessee - (continued)
 $ 400    $ 2,100   $ 2,500   Memphis, Tennessee, GO, Series 2000,
                                 5.000% 04/01/17                                                 Aa2   AA   $ 404 $ 2,122    $ 2,526
            1,500     1,500   Memphis, Tennessee, Water Division, Revenue Refunding,
                                 Series 1992,
                                 5.900% 01/01/04                                                 Aaa   AAA          1,600      1,600
            1,000     1,000   Memphis-Shelby County, Tennessee, Airport Authority, Special
                                 Facilities and Project Revenue Refunding, (Federal Express
                                 Corporation Project) Series 1992,
                                 6.750% 09/01/12                                                 Baa2  BBB          1,025      1,025
   500                  500   Memphis-Shelby County, Tennessee, Airport Authority, Special
                                 Facilities and Project Revenue Refunding, (Federal Express
                                 Corporation Project) Series 1997,
                                 5.350% 09/01/12                                                 Baa2  BBB    485                485
   350                  350   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Electric Revenue, Series 1996A, Prerefunded 05/15/06 @ 102,
                                 5.625% 05/15/14                                                 Aa3   AA     391                391
   400      1,600     2,000   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Electric Revenue, Series 1998B,
                                 5.500% 05/15/13                                                 Aa3   AA     442   1,766      2,208
            1,000     1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 GO Refunding, Series 1993,
                                 5.250% 05/15/07                                                 Aa2   AA           1,083      1,083
              505       505   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Health and Educational Facilities Board, Improvement Revenue
                                 Refunding, (Meharry Medical College Project) Series 1996,
                                 (AMBAC Insured),
                                 6.000% 12/01/08                                                 Aaa   AAA            572        572
   300        295       595   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Health and Educational Facilities Board, Improvement Revenue
                                 Refunding, (Meharry Medical College Project) Series 1996,
                                 (AMBAC Insured),
                                 6.000% 12/01/09                                                 Aaa   AAA    341     336        677
   500                  500   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Health and Educational Facilities Board, Improvement Revenue
                                 Refunding, (Meharry Medical College Project) Series 1996,
                                 (AMBAC Insured),
                                 6.000% 12/01/16                                                 Aaa   AAA    572                572
            1,000     1,000   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Multi-Family Housing Revenue, (Enchantment, Inc. -  Welch Bend
                                 Apartments Project) Series 1996A, (FNMA COLL), Mandatory
                                 Put 01/01/07 @ 100,
                                 5.500% 01/01/27                                                 NR    AAA          1,030      1,030
   250                  250   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Revenue, (Meharry Medical College Project) Series 1994,
                                 (AMBAC Insured), Prerefunded 12/01/04 @ 102,
                                 7.000% 12/01/11                                                 Aaa   AAA    287                287
   300                  300   Metropolitan Government, Nashville and Davidson County, Tennessee,
                                 Water and Sewer Systems Revenue Refunding, Series 1993,
                                 (FGIC Insured),
                                 5.200% 01/01/13                                                 Aaa   AAA    323                323
            1,645     1,645   Rutherford County, Tennessee, Public Improvement GO, Series 1996,
                                 6.000% 04/01/06                                                 Aa2   AA           1,827      1,827
            1,280     1,280   Shelby County, Tennessee, GO Refunding, Series 1996B,
                                 5.200% 12/01/09                                                 Aa3   AA+          1,364      1,364
            1,000     1,000   Shelby County, Tennessee, GO Refunding, Series 1999B,
                                 5.250% 04/01/11                                                 Aa3   AA+          1,088      1,088
              520       520   Shelby County, Tennessee, Health Educational and Housing Facilities
                                 Board, Revenue, (Lebonheur Childrens Medical Center Project)
                                 Series 1993D, (MBIA Insured),
                                 5.300% 08/15/04                                                 Aaa   AAA            557        557
              500       500   Shelby County, Tennessee, Health Educational and Housing Facilities
                                 Board, Revenue, (Methodist Health Systems, Inc. Project)
                                 Series 1995, (MBIA Insured),
                                 6.250% 08/01/09                                                 Aaa   AAA            569        569
            2,000     2,000   Shelby County, Tennessee, Health Educational and Housing Facilities
                                 Board, Revenue, (St. Jude's Childrens Research Project)
                                 Series 1999, 5.375% 07/01/24                                    NR    AA           1,988      1,988

Nations Tennessee Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund/
         Nations Tennessee Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                           Tennessee
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
 Nations    Tennessee                                                                                            Nations        Bond
Tennessee Intermediate                                                                               Nations   Tennessee        Fund
Municipal   Municipal                                                                               Tennessee Intermediate(aquiring)
  Bond        Bond   Combined                                                                       Municipal  Municipal    Combined
   Fund       Fund   Pro Forma                                                                         Bond       Bond           Pro
Principal  Principal Principal                                                                 Moody's Fund       Fund         Forma
  amount     amount    amount                                                                    S&P   Value      Value        Value
  (000)      (000)     (000)                            Description                            Ratings (000)     (000)         (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - (continued)
                              Tennessee - (continued)
 $ -      $ 400     $ 400     Shelby County, Tennessee, Public Improvement GO Refunding,
                                 Series 1999A,
                                 4.750% 05/01/21                                                 Aa3   AA+  $ -   $ 381      $ 381
            500       500     Shelby County, Tennessee, Public Improvement GO, Series 1996A,
                                 5.625% 06/01/06                                                 Aa3   AA+          549        549
 250                  250     Sumner County, Tennessee, Health Educational and Housing
                                 Facilities Board, Revenue Refunding, (Sumner Regional Health
                                 Systems, Inc. Project) Series 1994,
                                 7.000% 11/01/03                                                 NR    A-   268                268
          1,000     1,000     Sumner County, Tennessee, Resource Authority, Revenue,
                                 Series 1993, (AMBAC Insured),
                                 5.125% 08/01/03                                                 Aaa   AAA        1,048      1,048
          1,500     1,500     Tennergy Corporation, Tennessee, Gas Revenue, Series 1999,
                                 (MBIA Insured),
                                 5.000% 06/01/07                                                 Aaa   AAA        1,558      1,558
          1,000     1,000     Tennessee State, GO, Series 1994A, Prerefunded 03/01/04 @ 101.5,
                                 5.200% 03/01/05                                                 Aa2   AA         1,071      1,071
          1,000     1,000     Tennessee State, GO, Series 1995A,
                                 7.000% 03/01/03                                                 Aa2   AA         1,063      1,063
            500       500     Tennessee State, School Board Authority, Higher Education
                                 Facilities Revenue, Series 1992A, Prerefunded 05/01/02 @ 101.5,
                                 6.000% 05/01/05                                                 Aa2   AA-          519        519
 250                  250     Tennessee State, Local Development Authority, Revenue Refunding,
                                 (State Loan Program) Series 1993A,
                                 5.750% 03/01/11                                                 A2    A    260                260
          1,120     1,120     Tennessee, Housing Development Agency, Revenue, (Home
                                 Ownership Program) Series 1997, AMT,
                                 3.360%+ 07/01/03                                                Aa2   AA         1,056      1,056
          1,215     1,215     Tennessee, Housing Development Agency, Revenue, (Home
                                 Ownership Program) Series 1997, AMT,
                                 3.680%+ 07/01/04                                                Aa2   AA         1,099      1,099
          2,500     2,500     Tennessee, Housing Development Agency, Revenue, (Home
                                 Ownership Program) Series 1997-3A, AMT,
                                 4.620%+ 01/01/08                                                Aa2   AA         1,884      1,884
 300        785     1,085     Tennessee, Housing Development Agency, Revenue, (Home
                                 Ownership Program) Series 1998, AMT,
                                 4.750% 07/01/08                                                 Aa2   AA   312     816      1,128
          1,135     1,135     Tennessee, Housing Development Agency, Revenue, (Home
                                 Ownership Program) Series 1998, AMT,
                                 4.850% 07/01/09                                                 Aa2   AA         1,180      1,180
 500        700     1,200     Williamson County, Tennessee, GO, Series 2000,
                                 5.350% 03/01/17                                                 Aa1   NR   521     730      1,251
                                                                                                          -------------------------
                                                                                                          9,616  47,427     57,043
                                                                                                          -------------------------

                              Missouri - 2.0%
          1,275     1,275     West Plains, Missouri, Industrial Development Authority, Hospital
                                 Revenue, (Ozarks Medical Center Project) Series 1997,
                                 5.250% 11/15/07                                                 NR    BB+        1,236      1,236
                                                                                                          -------------------------

                              Total municipal bonds and notes
                                 (Cost $9,035 and $46,374, respectively)                                   9,616 48,663     58,279
                                                                                                          -------------------------

Shares     Shares    Shares
(000)      (000)     (000)
------------------------------------
                              Investment companies - 3.9%
                                 (Cost $124 and $2,304, respectively)
 124      2,304     2,428     Nations Municipal Reserves#                                                    124 2,304     2,428
                                                                                                          -------------------------


                              Total investments - 99.0%
                                 (Cost $9,159 and $48,678, respectively)                                $ 9,740 $50,967  $60,707
                                                                                                        ---------------------------

---------------------------------------------------------------------
 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

                          Nations Tennessee Municipal Bond Fund / Nations
 Tennessee Intermediate Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund (acquiring)
                       Pro Forma Combining Statement of Net Assets (unaudited)
                                          September 30, 2001



                                                                                               Nations
                                                                                              Tennessee
                                                                                            Intermediate
                                                             Nations                          Municipal
                                              Nations       Tennessee                        Bond Fund
                                             Tennessee     Intermediate                     (acquiring)
                                             Municipal      Municipal      Adjustments to    Proforma
                                             Bond Fund      Bond Fund         Pro Forma      Combined
                                             (in 000's)     (in 000's)       (in 000's)      (in 000's)
                                            --------------------------------------------- --------------

Total Investments                        $      9,740    $     50,967    $       --        $     60,707

Other Assets and Liabilities:
Cash                                                1            --                                   1
Receivable for Fund shares sold                  --                50                                50
Interest receivable                               156             723                               879
Receivable from investment advisor                  8            --                                   8
Administration fee payable                         (2)             (8)                              (10)
Shareholder servicing and distribution
   fees payable                                    (4)             (4)                               (8)
Distributions payable                             (35)           (182)                             (217)
Accrued Trustees' fees and expenses               (37)            (38)                              (75)
Accrued expenses and other liabilities            (18)            (24)                              (42)
                                         ---------------------------------------------    -------------
Total Other Assets and Liabilities                 69             517            --                 586
                                         ---------------------------------------------    -------------

Net Assets                               $      9,809    $     51,484    $       --        $     61,293
                                         =============================================     ============


Net Assets by Class:
Primary A                                $  4,581,735    $ 41,525,102    $       --        $ 46,106,837
Investor A                                  1,897,996       8,516,240            --          10,414,236
Investor B                                  3,087,147       1,439,979            --           4,527,126
Investor C                                    241,808           2,909            --             244,717
                                         ---------------------------------------------    -------------
                                         $  9,808,686    $ 51,484,230    $       --        $ 61,292,916
                                         ---------------------------------------------    -------------

Shares Outstanding by Class:
Primary A                                     443,952       3,967,015          (6,346) (a)    4,404,621
Investor A                                    183,872         813,625          (2,593) (a)      994,904
Investor B                                    299,129         137,552          (4,273) (a)      432,408
Investor C                                     23,428             279            (222) (a)       23,485
                                         ---------------------------------------------    -------------
                                              950,381       4,918,471         (13,434)        5,855,418
                                         ---------------------------------------------    -------------


Net Asset Value per Share by Class:
Primary A                                $      10.32    $      10.47     $       --       $      10.47
Investor A                               $      10.32    $      10.47     $       --       $      10.47
Investor B                               $      10.32    $      10.47     $       --       $      10.47
Investor C                               $      10.32    $      10.42     $       --       $      10.42


---------------
(a) Reflects the issuance of Nations Tennessee Intermediate Municipal Bond Fund shares to holders of shares of Nations Tennesse Municipal Bond Fund.

                   See Notes to Pro Forma Financial Statements

                           Nations Tennessee Municipal Bond Fund / Nations
 Tennessee Intermediate Municipal Bond Fund/Nations Tennessee Intermediate Municipal Bond Fund (acquiring)
                       Pro Forma Combining Statement of Operations (unaudited)
                             Twelve Month Period Ending September 30, 2001
                                                                                                                      Nations
                                                                                                                      Tennessee
                                                                                                                    Intermediate
                                                                                Nations                               Municipal
                                                            Nations             Tennessee                             Bond Fund
                                                           Tennessee           Intermediate                          (acquiring)
                                                           Municipal            Municipal         Adjustments to       Proforma
                                                           Bond Fund            Bond Fund            Pro Forma         Combined
                                                           (in 000's)           (in 000's)          (in 000's)        (in 000's)
                                                            ----------------------------------------------------    --------------
Investment Income:
Interest                                                    $541               $2,484              $   -                   $3,025
                                                            ----------------------------------------------------    --------------
Expenses:
Investment advisory fee                                       50                  195                (12)(a)                  233
Administration fee                                            23                  106                  -                      129
Transfer agent fee                                             3                   13                  -                       16
Custodian fees                                                 1                    4                  -                        5
Legal and audit fees                                          47                   45                (47)(b)                   45
Registration and filing fees                                   -                    1                  -                        1
Trustees' fees and expenses                                   24                   24                (24)(b)                   24
Printing expense                                              13                   14                (13)(b)                   14
Other                                                          2                    6                 99 (b),(c)              107
                                                            ---------------------------------------------           --------------

    Subtotal                                                 163                  408                  3                      574
                                                            ---------------------------------------------           --------------

Shareholder servicing and distribution fees:
Investor A Shares                                              4                   20                  -                       24
Investor B Shares                                             36                   15                  -                       51
Investor C Shares                                              2                    -                  -                        2
                                                            ---------------------------------------------           --------------

    Total expenses                                           205                  443                  3                      651
                                                            ---------------------------------------------           --------------
Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                              (103)                (166)               (11)(c),(d)             (280)
                                                            ---------------------------------------------           --------------

   Net Expenses                                              102                  277                 (8)                     371
                                                            ---------------------------------------------           --------------

Net Investment Income                                        439                2,207                  8                    2,654
                                                            ---------------------------------------------           --------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                       65                   69                                         134
Net change in unrealized appreciation/
(depreciation) of investments                                430                2,164                                       2,594
                                                            ---------------------------------------------           --------------
Net realized and unrealized gain/(loss)
on investments                                               495                2,233                                       2,728
                                                            ---------------------------------------------           --------------
Net Increase/(Decrease) in Net Assets Resulting
From Operations                                             $934               $4,440              $    8                  $5,382
                                                            =============================================           ==============

Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                        See Notes to Pro Forma Financial Statements

                      Nations Tennessee Municipal Bond Fund

               Nations Tennessee Intermediate Municipal Bond Fund

         Nations Tennessee Intermediate Municipal Bond Fund (acquiring)

          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Tennessee Municipal Bond Fund ("Tennessee Municipal Bond Fund") and Nations Tennessee Intermediate Municipal Bond Fund ("Tennessee Intermediate Municipal Bond Fund") into Nations Tennessee Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Tennessee Municipal Bond Fund and Tennessee Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Tennessee Municipal Bond Fund and Tennessee Intermediate Municipal Bond Fund and the results of operations of Tennessee Municipal Bond Fund and Tennessee Intermediate Municipal Bond Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

              Nations Virginia Municipal Bond Fund/Nations Virginia
                        Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Schedule of Investments (unaudited)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
Nations    Virginia                                                                                           Nations           Bond
Virginia Intermediate                                                                               Nations   Virginia          Fund
Municipal Municipal                                                                                 Virginia Intermediate(acquiring)
  Bond      Bond    Combined                                                                        Municipal Municipal     Combined
  Fund      Fund    Pro Forma                                                                          Bond     Bond             Pro
Principal Principal Principal                                                                 Moody's  Fund*    Fund           Forma
 amount    amount   amount                                                                      S&P    Value    Value          Value
  (000)     (000)   (000)                       Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                         Municipal bonds and notes - 98.5%

                         Virginia - 81.3%

$1,000     $ -  $1,000  Arlington County, Virginia, Industrial Development Authority, Facilities
                           Revenue Refunding, (Lee Gardens Housing Corporation-Housing
                           Mortgage - Woodbury Park Apartments Project) Series 1998A,
                           5.450% 01/01/29                                                      NR   A   $  960  $ -      $  960
 1,000          1,000   Chesapeake, Virginia, Water and Sewer GO, Series 1995A,
                           5.375% 12/01/20                                                      Aa2  AA   1,024    -       1,024
   500            500   Covington-Allegheny County, Virginia, IDR Refunding,
                           (Westvaco Corporation Project) Series 1994,
                           6.650% 09/01/18                                                      Baa1 BBB    525    -         525
   500            500   Fairfax County, Virginia, Industrial Development Authority, Health Care
                           Revenue Refunding, (Inova Health Systems Project) Series 1996,
                           5.500% 08/15/10                                                      Aa2  AA     536    -         536
 1,000          1,000   Fairfax County, Virginia, Public Improvement GO, Series 1999B,
                           5.500% 12/01/16                                                      Aaa  AAA  1,066    -       1,066
 1,000          1,000   Fairfax County, Virginia, Water and Sewer Revenue Refunding,
                           Series 1993, (AMBAC Insured),
                           5.500% 11/15/13                                                      Aaa  AAA  1,043    -       1,043
 1,000          1,000   Fairfax County, Virginia, Water Authority, Water Revenue, Series 2000,
                           5.625% 04/01/25                                                      Aa1  AAA  1,057    -       1,057
 1,000          1,000   Fairfax County, Virginia, Water Authority, Water Revenue, Unrefunded
                           Balance, Series 1992,
                           6.000% 04/01/22                                                      Aa1  AAA  1,082    -       1,082
   800            800   Giles County, Virginia, Industrial Development Authority, Exempt
                           Facilities Revenue, (Hoechst Celanese Corporation Project)
                           Series 1995, AMT,
                           5.950% 12/01/25                                                      Baa2 BBB    781    -         781
 1,000          1,000   Giles County, Virginia, Industrial Development Authority, Solid Waste
                           Disposal Facilities Revenue, (Hoechst Celanese Corporation Project)
                           Series 1992, AMT,
                           6.625% 12/01/22                                                      Baa2 BBB  1,031    -       1,031
   400            400   Halifax County, Virginia, Industrial Development Authority, Hospital
                           Revenue Refunding, (Halifax Regional Hospital, Inc. Project) Series 1998,
                           5.250% 09/01/17                                                       NR    A    398    -         398
   500            500   Hanover County, Virginia, Industrial Development Authority, Revenue,
                           (Memorial Regional Medical Center Project) Series 1995,
                           (MBIA Insured),
                           5.500% 08/15/25                                                      Aaa  AAA    508    -         508
   500            500   Henrico County, Virginia, Industrial Development Authority, Public
                           Facilities Lease Revenue, Series 1994, Prerefunded 08/01/05 @ 102,
                           7.000% 08/01/13                                                      Aa2  AA     581    -         581
   500            500   Henry County, Virginia, GO, Series 1994,
                           5.750% 07/15/07                                                      A2   A      537    -         537
   700            700   James City and County, Virginia, GO, Series 1995, (FGIC Insured,
                           State Aid Withholding),
                           5.250% 12/15/14                                                      Aaa  AAA    730    -         730
   765            765   Loudoun County, Virginia, Industrial Development Authority, Hospital
                           Revenue, (Loudoun Hospital Center Project) Series 1995,
                           (FSA Insured),
                           5.600% 06/01/09                                                      Aaa  AAA    817    -         817
   500            500   Loudoun County, Virginia, Industrial Development Authority, Hospital
                           Revenue, (Loudoun Hospital Center Project) Series 1995,
                           (FSA Insured),
                           5.800% 06/01/20                                                      Aaa  AAA    520    -         520
 2,000          2,000   Montgomery County, Virginia, Industrial Development Lease Authority,
                           Revenue, Series 2000B, (AMBAC Insured),
                           5.500% 01/15/22                                                      Aaa  AAA  2,090    -       2,090
   500            500   Peninsula Ports Authority, Virginia, Health Care Facilities Revenue
                           Refunding, (Riverside Health System Project) Series 1992A,
                           Prerefunded 07/01/02 @ 102,
                           6.625% 07/01/18                                                      Aaa  AAA    527    -         527
   500            500   Pittsylvania County, Virginia, Public Improvement GO, Series 1994,
                           Prerefunded 07/01/04 @ 102,
                           5.850% 07/01/08                                                      A3   AAA    550    -         550
 1,000          1,000   Prince William County, Virginia, Industrial Development Authority,
                           Lease Revenue, (ATCC Project) Series 1996,
                             6.000% 02/01/14                                                    Aa3  NR   1,045    -       1,045


              Nations Virginia Municipal Bond Fund/Nations Virginia
                        Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001


                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
Nations    Virginia                                                                                           Nations           Bond
Virginia Intermediate                                                                               Nations   Virginia          Fund
Municipal Municipal                                                                                 Virginia Intermediate(acquiring)
  Bond      Bond    Combined                                                                        Municipal Municipal     Combined
  Fund      Fund    Pro Forma                                                                          Bond     Bond             Pro
Principal Principal Principal                                                                 Moody's  Fund*    Fund           Forma
 amount    amount   amount                                                                      S&P    Value    Value          Value
  (000)     (000)   (000)                       Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                       Municipal bonds and notes - (continued)
                       Virginia - (continued)

$ 500    $ -     $ 500    Prince William County, Virginia, Park Authority, Revenue, Series 1994,
                          Prerefunded 10/15/04 @ 102,
                          6.875% 10/15/16                                                        NR  NR   $ 568      $ -      $ 568
  500              500   Richmond, Virginia, GO Refunding, Series 1995B, (FGIC Insured,
                          State Aid Withholding),
                          5.000% 01/15/21                                                        Aaa AAA    498        -        498
1,000            1,000   Staunton, Virginia, Industrial Development Authority, Educational
                          Facilities Revenue, (Mary Baldwin College Project) Series 1996,
                          6.600% 11/01/14                                                        NR  NR   1,064        -      1,064
1,500            1,500   Suffolk, Virgina, Redevelopment And Housing Authority, Multi-Family
                          Housing Revenue Refunding, (Windsor Ltd. Partnership Project)
                          Series 2001, (FNMA Insured), Mandatory Put 07/01/11 @ 100,
                          4.850% 07/01/31                                                        Aaa NR   1,557        -      1,557
  500              500   Upper Occoquan, Virginia, Sewer Authority, Regional Sewer Revenue,
                          Series 1995A, (MBIA Insured),
                          5.000% 07/01/25                                                        Aaa AAA    493        -        493
1,000            1,000   Virginia Beach, Virginia, Public Improvement GO, Series 2000,
                          5.500% 03/01/18                                                        Aa1 AA+  1,060        -      1,060
  500              500   Virginia Beach, Virginia, Public Improvement GO Refunding,
                          Series 1994, (State Aid Withholding),
                          5.750% 11/01/08                                                        Aa1 AA+    538        -        538
1,035            1,035   Virginia State, Housing Development Authority, Commonwealth
                          Mortgage Revenue, Series 2001D-1,
                          4.750% 07/01/12                                                        Aa1 AA+  1,058        -      1,058
  640              640   Virginia State, Public School Authority, Revenue, Series 1994A,
                          (State Aid Withholding),
                          6.125% 08/01/11                                                        Aa1 AA     687        -        687
1,070            1,070   Virginia State, Residenital Authority, Infrastructure Revenue,
                          Series 2000A, (MBIA Insured),
                          5.500% 05/01/21                                                        Aaa AAA  1,118        -      1,118
  750              750   Virginia State, Resource Authority, Sewer Systems Revenue,
                          (Hopewell Regional Wastewater Facilities Project) Series 1995A, AMT,
                          6.000% 10/01/15                                                        NR  AA     799        -        799
  500              500   Virginia State, Resource Authority, Water and Sewer Systems
                          Revenue, (Fauquier County Water and Sanitation Project) Series 1994C,
                          6.125% 05/01/14                                                        NR  AA     531        -        531
1,800            1,800   West Point, Virginia, Industrial Development Authority, Solid Waste
                          Disposal Revenue,(Chesapeake Corporation Project) Series 1994A, AMT,
                          6.375% 03/01/19                                                        Ba2 BB   1,646        -      1,646
                                                                                                         ---------------------------
                                                                                                         29,025        -     29,025
                                                                                                         ---------------------------





                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
            Nations                                                                                                        Municipal
Nations    Virginia                                                                                           Nations           Bond
Virginia Intermediate                                                                               Nations   Virginia          Fund
Municipal Municipal                                                                                 Virginia Intermediate(acquiring)
  Bond      Bond    Combined                                                                        Municipal Municipal     Combined
  Fund      Fund    Pro Forma                                                                          Bond     Bond             Pro
Principal Principal Principal                                                                 Moody's  Fund*    Fund           Forma
 amount    amount   amount                                                                      S&P    Value    Value          Value
  (000)     (000)   (000)                       Description                                   Ratings  (000)    (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                           Florida - 9.0%
$2,000    $ -     $2,000     Florida State, Board of Education Lottery Revenue, Series 2001B,   Aaa AAA   1,996    -          1,996
                                 5.000% 07/01/20
 1,195             1,195     Miami-Dade County, Florida, Health Authority, Hospital Revenue
                                Refunding, (Miami Childrens Hospital Project) Series 2001,      Aaa AAA   1,220    -          1,220
                                (AMBAC Insured),                                                         --------------------------
                                4.375% 08/15/10                                                           3,216    -          3,216
                                                                                                         --------------------------
                             Mississippi - 5.3%
 1,285             1,285       Mississippi State, Hospital Facilities and Equipment Authority,
                                Revenue, (Forrest County General Hospital Project) Series 2000, Aaa  NR   1,345    -          1,345
                                (FSA Insured),
                                5.625% 01/01/20
   500               500       Warren County, Mississippi, Environmental Improvement Revenue   Baa2 BBB     529    -            529
                                Refunding, (International Paper Company Project)                         --------------------------
                                Series 2000A, AMT,
                                6.700% 08/01/18                                                           1,874    -          1,874
                                                                                                         --------------------------
                           Wisconsin - 2.9%
 1,000             1,000     Wisconsin State, Health and Educational Facilities Revenue,
                                    (Agnesian Healthcare Project) Series 2001,
                                    6.000% 07/01/21                                             A3   A-   1,029    -          1,029
                                                                                                         --------------------------
                                 Total municipal bonds and notes
                                                                                                         35,144    -         35,144
                                 (Cost $33,348 and $0, respectively)                                     --------------------------


              Nations Virginia Municipal Bond Fund/Nations Virginia
                  Intermediate Municipal Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001

                                                                                                             Nations
                                                                                                             Virginia
             Nations                                                                         Nations       Intermediate
 Nations    Virginia                                                              Nations   Virginia      Municipal Bond
Virginia  Intermediate                                                           Virginia Intermediate        Fund
Municipal   Municipal   Combined                                                Municipal   Municipal      (acquiring)
  Bond        Bond        Pro                                                     Bond        Bond         Combined Pro
  Fund        Fund       Forma                                         Moody's    Fund*       Fund            Forma
 Shares      Shares      Shares                                          S&P      Value       Value           Value
  (000)      (000)        (000)             Description                Ratings    (000)       (000)           (000)
-----------------------------------------------------------------------------------------------------------------------
                                  Investment companies - 0.6%
                                    (Cost $232 and $0, respectively)

  232          -           232       Nations Municipal Reserves#                 $ 232        $ -           $    232
                                                                               ----------------------------------------


                                  Total investments - 99.1%

                                   (Cost $33,580 and $0, respectively)           $ 35,376     $ -           $ 35,376
                                                                               ----------------------------------------

--------------------------------
* If the Virginia Municipal Bond Fund approves the Reorganization, and the Virginia Intermediate Municipal Bond Fund does not, the Virginia Municipal Bond Fund will be reorganized into an Acquiring Fund that is an intermediate-term municipal bond fund. In this event, the management team will, in all likelihood, be required to sell a significant portion of the Virginia Municipal Bond Fund's longer-term municipal bonds (either in anticipation of or after the Reorganization) and purchase new intermediate-term municipal bonds in order to abide by the Acquiring Fund's investment objective and principal investment strategies.
# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

             Nations Virginia Municipal Bond Fund / Nations Virginia
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Net Assets (unaudited)
                               September 30, 2001

                                                                                                       Nations
                                                                                                      Virginia
                                                                                                    Intermediate
                                                                 Nations                             Municipal
                                                  Nations        Virginia                            Bond Fund
                                                 Virginia      Intermediate                         (acquiring)
                                                 Municipal      Municipal      Adjustments to         Proforma
                                                 Bond Fund      Bond Fund         Pro Forma           Combined
                                                (in 000's)      (in 000's)       (in 000's)          (in 000's)
                                              -------------------------------------------------   --------------
Total Investments                             $     35,376       $      -      $            -      $     35,376

Other Assets and Liabilities:

Receivable for investment securities sold               38              -                                    38
Receivable for Fund shares sold                          1              -                                     1
Interest receivable                                    535              -                                   535
Receivable from investment advisor                       -              -                   43 (a)           43
Payable for Fund shares redeemed                       (38)             -                                   (38)
Administration fee payable                              (6)             -                                    (6)
Shareholder servicing and distribution
   fees payable                                        (14)             -                                   (14)
Distributions payable                                 (133)             -                                  (133)
Accrued Trustees' fees and expenses                    (38)             -                                   (38)
Accrued expenses and other liabilities                 (24)             -                  (43)(a)          (67)
                                               -------------------------------------------------  --------------
Total Other Assets and Liabilities                     321              -                   -               321
                                               -------------------------------------------------  --------------
Net Assets                                    $     35,697       $      -      $            -      $     35,697
                                              ==================================================  ==============

Net Assets by Class:

Primary A                                     $ 24,144,521       $      -      $            -      $ 24,144,521
Investor A                                       1,181,119              -                   -         1,181,119
Investor B                                      10,315,879              -                   -        10,315,879
Investor C                                          55,080              -                   -            55,080
                                              --------------------------------------------------  --------------
                                              $ 35,696,599       $      -      $            -      $ 35,696,599
                                              --------------------------------------------------  --------------

Shares Outstanding by Class:

Primary A                                        2,438,210              -                   -         2,438,210
Investor A                                         119,393              -                   -           119,393
Investor B                                       1,041,755              -                   -         1,041,755
Investor C                                           5,563              -                   -             5,563
                                              --------------------------------------------------  --------------
                                                 3,604,921              -                   -         3,604,921
                                              --------------------------------------------------  --------------

Net Asset Value per Share by Class:

Primary A                                     $       9.90       $      -      $            -      $       9.90
Investor A                                    $       9.89       $      -      $            -      $       9.89
Investor B                                    $       9.90       $      -      $            -      $       9.90
Investor C                                    $       9.90       $      -      $            -      $       9.90

(a) Adjustment reflects estimated costs of Reorganization.

            See Notes to Pro Forma Financial Statements

             Nations Virginia Municipal Bond Fund / Nations Virginia
                  Intermediate Municipal Bond Fund (acquiring)
             Pro Forma Combining Statement of Operations (unaudited)
                  Twelve Month Period Ending September 30, 2001

                                                                                                                   Nations
                                                                                                                   Virginia
                                                                                                                 Intermediate
                                                                          Nations                                  Municipal
                                                            Nations       Virginia                                Bond Fund
                                                           Virginia      Intermediate                            (acquiring)
                                                           Municipal      Municipal      Adjustments to            Proforma
                                                           Bond Fund      Bond Fund        Pro Forma               Combined
                                                           in 000's)      (in 000's)      (in 000's)              (in 000's)
                                                         -------------------------------------------------    -----------------
Investment Income:
Interest                                                    $ 1,788          $   -          $     -              $     1,788
                                                         -------------------------------------------------    -----------------

Expenses:
Investment advisory fee                                         161              -                (32)(a)               129
Administration fee                                               70              -                -                      70
Transfer agent fee                                               10              -                -                      10
Custodian fees                                                    2              -                -                       2
Legal and audit fees                                             45              -                -                      45
Registration and filing fees                                      2              -                -                       2
Trustees' fees and expenses                                      24              -                -                      24
Printing expense                                                 16              -                -                      16
Other                                                             4              -                 43 (b)                47
                                                         -------------------------------------------------    -----------------
Subtotal                                                        334              -                 11                   345
                                                         -------------------------------------------------    -----------------

Shareholder servicing and distribution fees:
Investor A Shares                                                 2              -                -                       2
Investor B Shares                                               106              -                -                     106
Investor C Shares                                                 -              -                -                       -
                                                         -------------------------------------------------    -----------------
Total expenses                                                  442              -                 11                   453
                                                         -------------------------------------------------    -----------------

Fees waived and/or expenses reimbursed by
   investment advisor, administrator, and/or
   distributor                                                 (141)             -                (43)(b)              (184)
                                                         -------------------------------------------------    -----------------
   Net Expenses                                                 301              -                (32)                  269
                                                         -------------------------------------------------    -----------------

Net Investment Income                                         1,487              -                 32                 1,519
                                                         -------------------------------------------------    -----------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                          36              -                                      36
Net change in unrealized appreciation/
  (depreciation) of investments                               1,169              -                                   1,169
                                                         -------------------------------------------------    -----------------
Net realized and unrealized gain/(loss)
  on investments                                              1,205              -                                   1,205
                                                         -------------------------------------------------    -----------------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                            $2,692          $   -            $    32            $   2,724
                                                         =================================================    =================

Legend:
-------
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects estimated costs of Reorganization.


            See Notes to Pro Forma Financial Statements

                      Nations Virginia Municipal Bond Fund
          Nations Virginia Intermediate Municipal Bond Fund (acquiring) Notes to Pro Forma Combining Financial Statements (unaudited)

1. Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The proforma statements give effect to the proposed reorganization ("Reorganization") of Nations Virginia Municipal Bond Fund (the "Fund") and Nations Virginia Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of the Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Fund and the results of operations of the Fund for pre-combination periods will not be restated.

These financial statements present the Reorganization of the Fund into the Acquiring Fund. It is possible that both Nations Virginia Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund approve the Reorganization
- that scenario is shown after these notes.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2. Pro Forma Operations

Pro forma operating expenses include the actual expenses of the Fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

       Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund/Nations Virginia Intermediate
                                                    Municipal Bond Fund (acquiring)
                                      Pro Forma Combining Schedule of Investments (unaudited)
                                                          September 30, 2001


                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
                                                                                                                           Municipal
             Nations                                                                                                            Bond
 Nations    Virginia                                                                                                Nations     Fund
Virginia  Intermediate                                                                                   Nations   Virginia (acquir-
Municipal   Municipal                                                                                  Virginia  Intermediate   ing)
  Bond        Bond   Combined                                                                          Municipal  Municipal Combined
   Fund       Fund   Pro Forma                                                                            Bond       Bond        Pro
Principal  Principal Principal                                                                  Moody's   Fund       Fund      Forma
  amount     amount    amount                                                                     S&P     Value      Value     Value
  (000)      (000)     (000)                            Description                             Ratings   (000)      (000)     (000)
------------------------------------------------------------------------------------------------------------------------------------
                              Municipal bonds and notes - 98.3%
                              Virginia - 90.4%
   $ -    $ 2,000   $ 2,000   Alexandria, Virginia, Redevelopment and Housing Authority,
                                 Multi-Family Housing Mortgage Revenue, (Buckingham Village
                                 Apartments Project) Series 1996A, AMT,
                                 6.050% 07/01/16                                                  NR   A+     $ - $ 2,068    $ 2,068
            1,000     1,000   Amherst, Virginia, Industrial Development Authority, Revenue
                                 Refunding, (Georgia-Pacific Corporation Project) Series 1998,
                                 AMT, 5.250% 02/01/11                                             Baa3 NR           1,036      1,036
            3,285     3,285   Arlington County, Virginia, GO Refunding, Series 1993,
                                 6.000% 06/01/12                                                  Aaa  AAA          3,814      3,814
            3,000     3,000   Arlington County, Virginia, GO, Series 1993,
                                 5.000% 07/15/03                                                  Aaa  AAA          3,138      3,138
            2,345     2,345   Arlington County, Virginia, GO, Series 1994,
                                 5.400% 08/01/02                                                  Aaa  AAA          2,409      2,409
            3,865     3,865   Arlington County, Virginia, GO, Series 1999, (State Aid
                                 Witholding), 5.250% 06/01/16                                     Aaa  AAA          4,023      4,023
 1,000      2,000     3,000   Arlington County, Virginia, Industrial Development Authority,
                                 Facilities Revenue Refunding, (Lee Gardens Housing
                                 Corporation-Housing Mortgage - Woodbury Park Apartments Project)
                                 Series 1998A, 5.450% 01/01/29                                    NR   A      960   1,921      2,881
            1,000     1,000   Arlington County, Virginia, Industrial Development Authority,
                                 Facilities Revenue, (The Nature Conservancy Project) Series
                                 1997A, 5.450% 07/01/27                                           Aa1  NR           1,026      1,026
            2,000     2,000   Arlington County, Virginia, Industrial Development Authority, IDR
                                 Refunding, (Ogden Martin Systems Project) Series 1998A,
                                 (FSA Insured),
                                 5.250% 01/01/05                                                  Aaa  AAA          2,138      2,138
            3,515     3,515   Arlington County, Virginia, Industrial Development Authority,
                                 Revenue, (Ogden Martin Systems of Union-Alexandria/Arlington
                                 Project) Series 1998B, AMT, (FSA Insured),
                                 5.250% 01/01/09                                                  Aaa  AAA          3,755      3,755
            2,000     2,000   Arlington County, Virginia, Industrial Development Authority,
                                 Revenue, (Ogden Martin Systems of Union-Alexandria/Arlington
                                 Project) Series 1998B, AMT, (FSA Insured),
                                 5.250% 01/01/10                                                  Aaa  AAA          2,129      2,129
            2,000     2,000   Brunswick County, Virginia, Industrial Development Authority,
                                 Correctional Facility Lease Revenue, Series 1996, (MBIA
                                 Insured), 5.250% 07/01/04                                        Aaa  AAA          2,133      2,133
            1,000     1,000   Charlottesville-Albemarle, Virginia, Airport Authority, Revenue
                                 Refunding, Series 1995, AMT,
                                 6.125% 12/01/09                                                  NR   BBB          1,047      1,047
            6,195     6,195   Chesapeake, Virginia, GO Refunding, Series 1993,
                                 5.125% 12/01/05                                                  Aa2  AA           6,708      6,708
            1,000     1,000   Chesapeake, Virginia, GO, Series 1998, (State Aid Withholding),
                                 4.650% 08/01/11                                                  Aa2  AA           1,043      1,043
            1,525     1,525   Chesapeake, Virginia, Public Improvement GO, Series 1996,
                                 (State Aid Withholding),
                                 5.000% 05/01/03                                                  Aa2  AA           1,587      1,587
            2,000     2,000   Chesapeake, Virginia, Water and Sewer GO, Series 1995A,
                                 (State Aid Withholding),
                                 7.000% 12/01/09                                                  Aa2  AA           2,326      2,326
 1,000                1,000   Chesapeake, Virginia, Water and Sewer GO, Series 1995A,
                                 5.375% 12/01/20                                                  Aa2  AA   1,024              1,024
            2,000     2,000   Chesterfield County, Virginia, GO Refunding, Series 1991,
                                 5.900% 07/15/02                                                  Aaa  AAA          2,046      2,046
            1,000     1,000   Chesterfield County, Virginia, GO, Series 1990B,
                                 6.500% 01/01/02                                                  Aaa  AAA          1,011      1,011
            1,000     1,000   Chesterfield County, Virginia, Water and Sewer Authority, Revenue
                                 Refunding, Series 1992,
                                 6.200% 11/01/05                                                  Aa2  AA           1,060      1,060
            1,320     1,320   Covington-Allegheny County, Virginia, Industrial Development
                                 Authority, PCR Refunding, (Westvaco Corporation Project)
                                 Series 1994, 5.900% 03/01/05                                     Baa1 BBB          1,402      1,402
   500                  500   Covington-Allegheny County, Virginia, IDR Refunding,
                                 (Westvaco Corporation Project) Series 1994,
                                 6.650% 09/01/18                                                  Baa1 BBB    525                525
           15,585    15,585   Fairfax County, Virginia, Economic Development Authority, Resource
                                 Recovery, Revenue Refunding, Series 1998A, AMT, (AMBAC Insured),
                                 5.950% 02/01/07                                                  Aaa  AAA         17,190     17,190


                                Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                       Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                               Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                     September 30, 2001
                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
  Nations    Virginia                                                                                          Nations          Bond
 Virginia  Intermediate                                                                             Nations    Virginia         Fund
 Municipal  Municipal                                                                               Virginia Intermediate(acquiring)
   Bond       Bond      Combined                                                                    Municipal Municipal     Combined
   Fund       Fund      Pro Forma                                                                     Bond      Bond             Pro
 Principal  Principal   Principal                                                           Moody's   Fund      Fund           Forma
  amount     amount      amount                                                               S&P     Value     Value          Value
   (000)     (000)       (000)                         Description                          Ratings   (000)     (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                                 Municipal bonds and notes - (continued)
                                 Virginia - (continued)
    $ -    $ 3,385     $ 3,385     Fairfax County, Virginia, Economic Development
                                      Authority, Resource Recovery, Revenue Refunding,
                                      Series 1998A, AMT, (AMBAC Insured),
                                      6.050% 02/01/09                                       Aaa  AAA       $ -   $ 3,788     $ 3,788
             1,000       1,000     Fairfax County, Virginia, GO, Series 1998,
                                      (State Aid Withholding),
                                      4.800% 04/01/10                                       Aa1  AA+               1,062       1,062
    500                    500     Fairfax County, Virginia, Industrial Development
                                      Authority, Health Care Revenue Refunding,
                                      (Inova Health Systems Project) Series 1996,
                                      5.500% 08/15/10                                       Aa2  AA        536                   536
             2,000       2,000     Fairfax County, Virginia, Public Improvement GO,
                                      Series 1997A,
                                      6.000% 06/01/04                                       Aaa  AAA               2,168       2,168
  1,000                  1,000     Fairfax County, Virginia, Public Improvement GO,
                                      Series 1999B,
                                      5.500% 12/01/16                                       Aaa  AAA     1,066                 1,066
             3,000       3,000     Fairfax County, Virginia, Sewer Revenue Refunding,
                                      Series 1993,(AMBAC Insured),
                                      5.500% 11/15/09                                       Aaa  AAA               3,217       3,217
             3,135       3,135     Fairfax County, Virginia, Water and Sewer Authority,
                                      Revenue Refunding, Series 1993, (AMBAC Insured),
                                      5.100% 11/15/04                                       Aaa  AAA               3,346       3,346
  1,000                  1,000     Fairfax County, Virginia, Water and Sewer Revenue
                                      Refunding, Series 1993, (AMBAC Insured),
                                      5.500% 11/15/13                                       Aaa  AAA     1,043                 1,043
  1,000      2,000       3,000     Fairfax County, Virginia, Water Authority, Water
                                      Revenue, Series 2000,
                                      5.625% 04/01/25                                       Aa1  AAA     1,057     2,113       3,170
  1,000      2,000       3,000     Fairfax County, Virginia, Water Authority, Water
                                      Revenue, Unrefunded Balance, Series 1992,
                                      6.000% 04/01/22                                       Aa1  AAA     1,082     2,164       3,246
    800                    800     Giles County, Virginia, Industrial Development
                                      Authority, Exempt Facilities Revenue, (Hoechst
                                      Celanese Corporation Project)Series 1995, AMT,
                                      5.950% 12/01/25                                       Baa2 BBB       781                   781
  1,000      2,000       3,000     Giles County, Virginia, Industrial Development
                                      Authority, Solid Waste Disposal Facilities
                                      Revenue, (Hoechst Celanese Corporation
                                      Project) Series 1992, AMT,
                                      6.625% 12/01/22                                       Baa2 BBB     1,031     2,062       3,093
             5,000       5,000     Goochland County, Virginia, Industrial Development
                                      Authority, (Old Dominion Electric Cooperative
                                      Project) Series 1998, AMT,
                                      4.250% 12/01/02                                       NR   NR                5,011       5,011
             1,200       1,200     Halifax County, Virginia, Industrial Development
                                      Authority, Hospital Revenue Refunding, (Halifax
                                      Regional Hospital, Inc. Project) Series 1998,
                                      4.900% 09/01/10                                       NR   A                 1,214       1,214
    400                    400     Halifax County, Virginia, Industrial Development
                                      Authority, Hospital Revenue Refunding, (Halifax
                                      Regional Hospital, Inc. Project) Series 1998,
                                      5.250% 09/01/17                                       NR   A         398                   398
             2,500       2,500     Hampton Roads, Virginia, Sanitation District,
                                      Capital Improvement Revenue Refunding, Series 1993
                                      4.500% 10/01/02                                       Aa3  AA                2,557       2,557
    500      1,000       1,500     Hanover County, Virginia, Industrial Development
                                      Authority, Revenue,(Memorial Regional Medical
                                      Center Project) Series 1995,(MBIA Insured),
                                      5.500% 08/15/25                                       Aaa  AAA       508     1,019       1,527
             2,105       2,105     Henrico County, Virginia, Industrial Development
                                      Authority, Revenue, Series 1994,
                                      7.500% 08/01/02                                       Aa2  AA                2,198       2,198
    500                    500     Henrico County, Virginia, Industrial Development
                                      Authority, Public Facilities Lease Revenue,
                                      Series 1994, Prerefunded 08/01/05 @ 102,
                                      7.000% 08/01/13                                       Aa2  AA        581                   581
             3,500       3,500     Henrico County, Virginia, Industrial Development
                                      Authority, Solid Waste Revenue, (Browning-Ferris
                                      Project) Series 1995, AMT, (GTY-AGMT), Mandatory
                                      Put 12/01/05 @ 100,
                                      5.300% 12/01/11                                       B1   BB-               3,343       3,343
             1,500       1,500     Henrico County, Virginia, Water and Sewer Authority,
                                      Revenue Refunding, Series 1992,
                                      6.200% 05/01/04                                       Aa2  AAA               1,534       1,534
             2,420       2,420     Henrico County, Virginia, Water and Sewer Authority,
                                      Revenue Refunding, Series 1992,
                                      6.300% 05/01/05                                       Aa2  AAA               2,477       2,477
    500                    500     Henry County, Virginia, GO, Series 1994,
                                      5.750% 07/15/07                                       A2   A         537                   537

       Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
 Municipal Bond Fund/Nations Virginia Intermediate Municiple Bond Fund (acquiring)
       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                               September 30, 2001
                                                                                                                         Nations
                                                                                                                        Virginia
                                                                                                                    Intermediate
               Nations                                                                                                 Municipal
   Nations     Virginia                                                                                     Nations         Bond
   Virginia  Intermediate                                                                      Nations      Virginia        Fund
   Municipal  Municipal    Combined                                                            Virginia Intermediate  (acquiring)
     Bond        Bond         Pro                                                              Municipal   Municipal    Combined
     Fund        Fund        Forma                                                               Bond        Bond            Pro
   Principal  Principal    Principal                                                Moody's      Fund        Fund          Forma
    amount      amount       amount                                                   S&P        Value       Value         Value
     (000)      (000)        (000)                           Description            Ratings      (000)       (000)         (000)
--------------------------------------------------------------------------------------------------------------------------------
                                      Municipal bonds and notes - (continued)
                                      Virginia - (continued)
  $    -      $ 1,915      $ 1,915    James City and County, Virginia, GO,
                                        Series 1995, (FGIC Insured, State Aid
                                        Withholding),
                                        5.000% 12/15/08                             Aaa  AAA      $ -       $ 2,042      $ 2,042
     700                      700    James City and County, Virginia, GO,
                                        Series 1995,  (FGIC Insured, State Aid
                                        Withholding),
                                        5.250% 12/15/14                             Aaa  AAA      730                        730
                1,000        1,000    Leesburg, Virginia, GO Refunding,
                                        Series 1993,
                                        5.500% 08/01/06                             A1   A+                   1,058        1,058
                2,000        2,000    Loudoun County, Virginia, Improvement GO
                                        Refunding, Series 1993A, (State Aid
                                        Withholding),
                                        5.000% 10/01/02                             Aa1  AA+                  2,056        2,056
                1,500        1,500    Loudoun County, Virginia, Industrial
                                        Development Authority, Hospital Revenue,
                                        (Loudoun Hospital Center Project) Series
                                        1995, (FSA Insured),
                                        5.500% 06/01/08                             Aaa  AAA                  1,606        1,606
     765        1,000        1,765    Loudoun County, Virginia, Industrial
                                        Development Authority, Hospital Revenue,
                                        (Loudoun Hospital Center Project) Series
                                        1995, (FSA Insured),
                                        5.600% 06/01/09                             Aaa  AAA      817         1,069        1,886
     500                      500    Loudoun County, Virginia, Industrial
                                        Development Authority, Hospital Revenue,
                                        (Loudoun Hospital Center Project) Series
                                        1995, (FSA Insured),
                                        5.800% 06/01/20                             Aaa  AAA      520                        520
                5,000        5,000    Loudoun County, Virginia, Industrial
                                        Development Authority, Revenue,Air Force
                                        Retired Officers - Falcons Landing
                                        Project) Series 1994A, Prerefunded
                                        11/01/04 @ 103,
                                        8.750% 11/01/24                             Aaa  AAA                  6,021        6,021
                2,250        2,250    Louisa, Virginia, Industrial Development
                                        Authority, Solid Waste and Sewage Disposal
                                        Revenue, (Virginia Electric and Power
                                        Company Project) Series 2001A, AMT,
                                        Mandatory Put 03/01/02 @ 100,
                                        4.000% 03/01/31                             P1   A-                   2,255        2,255
                1,140        1,140    Lynchburg, Virginia, Public Improvement
                                        GO, Series 1997,
                                        5.400% 05/01/17                             Aa3  AA                   1,184        1,184
                1,000        1,000    Medical College of Virginia, Hospital
                                        Authority, General Revenue, Series 1998,
                                        (MBIA Insured),
                                        4.800% 07/01/11                             Aaa  AAA                  1,050        1,050
   2,000                    2,000    Montgomery County, Virginia, Industrial
                                        Development Lease Authority, Revenue,
                                        Series 2000B, (AMBAC Insured),
                                        5.500% 01/15/22                             Aaa  AAA    2,090                      2,090
                1,000        1,000    Newport News, Virginia, GO, Series 1998,
                                        5.000% 03/01/18                             Aa2  AA                   1,010        1,010
                5,000        5,000    Newport News, Virginia, Public Improvement
                                        GO Refunding, Series 1993B, (State Aid
                                        Withholding),
                                        5.200% 11/01/04                             Aa2  AA                   5,342        5,342
                1,000        1,000    Newport News, Virginia, Water and Sewer
                                        Authority, GO  Refunding, Series 1993B,
                                        (State Aid Withholding),
                                        5.100% 11/01/03                             Aa2  AA                   1,055        1,055
                1,095        1,095    Newport News, Virginia, Water and Sewer
                                        Authority, GO,  Series 1992A,
                                        5.600% 06/01/02                             Aa2  AA                   1,120        1,120
                3,500        3,500    Norfolk, Virginia, Capital Improvement GO
                                        Refunding, Series 1998, (FGIC Insured
                                        State Aid Withholding),
                                        5.000% 07/01/11                             Aaa  AAA                  3,717        3,717
                2,250        2,250    Norfolk, Virginia, Redevelopment and
                                        Housing Authority, Educational Facilities
                                        Revenue, (Tidewater Community College
                                        Campus Project) Series 1995,
                                        5.875% 11/01/15                             Aa1  AA+                  2,404        2,404
                2,000        2,000    Norfolk, Virginia, Water Revenue, Series
                                        1995, (MBIA Insured),
                                        5.700% 11/01/10                             Aaa  AAA                  2,163        2,163
     500                      500    Peninsula Ports Authority, Virginia,
                                        Health Care Facilities Revenue Refunding,
                                        (Riverside Health System Project) Series
                                        1992A, Prerefunded 07/01/02 @102,
                                        6.625% 07/01/18                             Aaa  AAA      527                        527
     500                      500    Pittsylvania County, Virginia, Public
                                        Improvement GO, Series 1994, Prerefunded
                                        07/01/04 @ 102,
                                        5.850% 07/01/08                             A3   AAA      550                        550
                1,000        1,000    Portsmouth, Virginia, GO Refunding, Series
                                        1993,
                                        5.000% 08/01/02                             A1   AA-                  1,024        1,024


                         Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                  Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                         Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                September 30, 2001


                                                                                                                     Nations
                                                                                                                    Virginia
                                                                                                                Intermediate
            Nations                                                                                                Municipal
Nations     Virginia                                                                                  Nations          Bond
Virginia  Intermediate                                                                    Nations    Virginia          Fund
Municipal  Municipal  Combined                                                            Virginia  Intermediate (acquiring)
  Bond        Bond       Pro                                                              Municipal  Municipal     Combined
  Fund        Fund      Forma                                                               Bond       Bond             Pro
Principal  Principal  Principal                                                 Moody's     Fund       Fund           Forma
 amount      amount     amount                                                    S&P       Value      Value          Value
  (000)      (000)      (000)                           Description             Ratings     (000)      (000)          (000)
---------------------------------------------------------------------------------------------------------------------------
                                  Municipal bonds and notes - (continued)
                                  Virginia - (continued)
 $    -    $ 1,000    $ 1,000   Portsmouth, Virginia, GO Refunding,
                                   Series 1993,
                                   5.250% 08/01/04                              A1   AA-      $ -      $ 1,063      $ 1,063
             3,710      3,710   Portsmouth, Virginia, Public Improvement
                                   GO Refunding,
                                   Series 2001A, (FGIC Insured),
                                   5.500% 06/01/17                              Aaa  AAA                 3,865        3,865
             1,525      1,525   Prince William County, Virginia, Industrial
                                   Development Authority,
                                   Hospital Revenue Refunding, (Potomac
                                   Hospital Corporation Project)
                                   Series 1995,
                                   6.550% 10/01/05                              Aaa  NR                  1,636        1,636
             1,300      1,300   Prince William County, Virginia, Industrial
                                   Development Authority,
                                   Hospital Revenue Refunding, (Prince
                                   William Hospital Project)
                                   Series 1993,
                                   5.625% 04/01/12                              A2   NR                  1,333        1,333
  1,000                 1,000   Prince William County, Virginia, Industrial
                                   Development Authority,
                                   Lease Revenue, (ATCC Project)
                                   Series 1996,
                                   6.000% 02/01/14                              Aa3  NR     1,045                     1,045
    500                   500   Prince William County, Virginia, Park
                                   Authority, Revenue, Series 1994,
                                   Prerefunded 10/15/04 @ 102,
                                   6.875% 10/15/16                              NR   NR       568                       568
             1,000      1,000   Prince William County, Virginia, Park
                                   Authority, Water and Sewer
                                   Systems, Revenue Refunding, Series 1994,
                                   Prerefunded 10/15/04 @102,
                                   6.300% 10/15/07                              NR   NR                  1,120        1,120
             3,000      3,000   Prince William County, Virginia, Service
                                   Authority, Revenue
                                   Refunding, Series 1993, (FGIC Insured),
                                   5.000% 07/01/21                              Aaa  AAA                 2,970        2,970
    500      1,000      1,500   Richmond, Virginia, GO Refunding,
                                   Series 1995B, (FGIC Insured,
                                   State Aid Withholding),
                                   5.000% 01/15/21                              Aaa  AAA      498          996        1,494
               110        110   Richmond, Virginia, Metropolitian Authority
                                   Expressway Revenue,
                                   Series 1992B, (FGIC Insured),
                                   Prerefunded 07/15/02 @ 102,
                                   6.250% 07/15/22                              Aaa  AAA                   116          116
               690        690   Richmond, Virginia, Metropolitian Authority
                                   Expressway Revenue, Unrefunded Balance,
                                   Series 1992B, (FGIC Insured),
                                   6.250% 07/15/22                              Aaa  AAA                   720          720
             2,300      2,300   Richmond, Virginia, Public Improvement GO
                                   Refunding, Series 1993A, (State Aid
                                   Withholding),
                                   6.500% 01/15/02                              A1   AA                  2,329        2,329
             1,430      1,430   Richmond, Virginia, Public Improvement GO,
                                   Series 1993B, (State Aid Withholding),
                                   5.500% 07/15/09                              A1   AA                  1,583        1,583
             2,855      2,855   Richmond, Virginia, Public Improvement,
                                   Refunding GO, Series 1999A, (FSA Insured),
                                   5.000% 01/15/19                              Aaa  AAA                 2,867        2,867
             1,115      1,115   Roanoke County, Virginia, IDR, (Hollins College
                                   Project) Series 1998,
                                   5.200% 03/15/17                              NR   A                   1,128        1,128
             1,100      1,100   Spotsylvania County, Virginia, GO Refunding,
                                   Series 1998, (FSA Insured),
                                   4.375% 07/15/05                              Aaa  AAA                 1,154        1,154
             1,900      1,900   Spotsylvania County, Virginia, GO Refunding,
                                   Series 1998, (FSA Insured),
                                   4.400% 07/15/06                              Aaa  AAA                 1,995        1,995
             2,000      2,000   Spotsylvania County, Virginia, GO Refunding,
                                   Series 1998, (FSA Insured),
                                   4.400% 07/15/07                              Aaa  AAA                 2,091        2,091
             2,320      2,320   Spotsylvania County, Virginia, Public
                                   Improvement GO, Series 1992, Prerefunded
                                   07/15/02 @ 102,
                                   5.875% 07/15/09                              A1   AA-                 2,434        2,434
  1,000      2,535      3,535   Staunton, Virginia, Industrial Development
                                   Authority, Educational Facilities Revenue,
                                   (Mary Baldwin College Project) Series 1996,
                                   6.600% 11/01/14                              NR   NR     1,064        2,697        3,761
             1,035      1,035   Suffolk Virginia, GO, Unrefunded Balance,
                                   Series 1993,
                                   5.750% 08/01/08                              Aa2  AA-                 1,109        1,109
  1,500      4,300      5,800   Suffolk, Virgina, Redevelopment And Housing
                                   Authority, Multi-Family Housing Revenue
                                   Refunding, (Windsor Ltd. Partnership Project)
                                   Series 2001, (FNMA Insured), Mandatory Put
                                   07/01/11 @ 100,
                                   4.850% 07/01/31                              Aaa  NR     1,557        4,462        6,019
             1,110      1,110   Suffolk, Virginia, GO Refunding, Series 1993,
                                   5.400% 08/01/04                              Aa2  AA-                 1,184        1,184



                                    Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                            Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                                    Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                            September 30, 2001

                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
  Nations    Virginia                                                                                          Nations          Bond
 Virginia  Intermediate                                                                           Nations     Virginia          Fund
 Municipal  Municipal                                                                             Virginia  Intermediate (acquiring)
   Bond       Bond      Combined                                                                  Municipal  Municipal      Combined
   Fund       Fund      Pro Forma                                                                    Bond       Bond             Pro
 Principal  Principal   Principal                                                          Moody's   Fund       Fund           Forma
  amount     amount      amount                                                              S&P     Value      Value          Value
   (000)     (000)       (000)                         Description                         Ratings   (000)      (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------

                                Municipal bonds and notes - (continued)
                                Virginia - (continued)
 $     -    $  465      $  465    Suffolk, Virginia, GO Refunding, Series 1993,
                                     Prerefunded 08/01/03 @ 102,
                                     5.750% 08/01/08                                      Aa2     AA-   $   -     $  502      $  502
     500                   500    Upper Occoquan, Virginia, Sewer Authority,
                                     Regional Sewer Revenue,
                                     Series 1995A, (MBIA Insured),
                                     5.000% 07/01/25                                      Aaa     AAA     493                    493
             2,300       2,300    Virginia Beach, Virginia, GO Refunding, Series 1993,
                                     5.400% 07/15/08                                      Aa1     AA+              2,530       2,530
             3,060       3,060    Virginia Beach, Virginia, Public Improvement GO,
                                     Series 2000,
                                     5.500% 03/01/17                                      Aa1     AA+              3,258       3,258
   1,000     2,805       3,805    Virginia Beach, Virginia, Public Improvement GO,
                                     Series 2000,
                                     5.500% 03/01/18                                      Aa1     AA+   1,060      2,972       4,032
     500                   500    Virginia Beach, Virginia, Public Improvement GO
                                     Refunding, Series 1994, (State Aid Withholding),
                                     5.750% 11/01/08                                      Aa1     AA+     538                    538
             1,790       1,790    Virginia Beach, Virginia, Water and Sewer Revenue,
                                     Series 2000,
                                     5.250% 08/01/17                                      Aa3     AA               1,854       1,854
             1,935       1,935    Virginia Beach, Virginia, Water and Sewer Revenue,
                                     Series 2000,
                                     5.250% 08/01/18                                      Aa3     AA               1,994       1,994
             2,035       2,035    Virginia Beach, Virginia, Water and Sewer Revenue,
                                     Series 2000,
                                     5.250% 08/01/19                                      Aa3     AA               2,084       2,084
             2,145       2,145    Virginia Beach, Virginia, Water and Sewer Revenue,
                                     Series 2000,
                                     5.250% 08/01/20                                      Aa3     AA               2,184       2,184
             1,000       1,000    Virginia Commonwealth, Transportation Board,
                                     Transportation Program Revenue, (Oak Grove
                                     Connector Project) Series 1997A,
                                     5.250% 05/15/22                                      Aa1     AA+              1,011       1,011
             1,245       1,245    Virginia Commonwealth, Transportation Board,
                                     Transportation Revenue
                                     Refunding, (U.S. Route 58 Corridor Program
                                     Project) Series 1997C,
                                     5.125% 05/15/19                                      Aa1     AA+              1,260       1,260
             2,465       2,465    Virginia Port Authority, Virginia, Commonwealth
                                     Port Fund Revenue, Series 1996, AMT,
                                     5.550% 07/01/12                                      Aa1     AA+              2,593       2,593
             1,000       1,000    Virginia Port Authority, Virginia, Commonwealth
                                     Port Fund Revenue, Series 1997, AMT, (MBIA Insured),
                                     5.650% 07/01/17                                      Aaa     AAA              1,042       1,042
             1,210       1,210    Virginia Port Authority, Virginia, Port Facilities
                                     Revenue, Series 1997, AMT, (MBIA Insured),
                                     6.000% 07/01/07                                      Aaa     AAA              1,344       1,344
             2,655       2,655    Virginia State, Housing Development Authority, Revenue,
                                     (Rental Housing Project) Series 2000B, AMT,
                                     5.875% 08/01/15                                      Aa1     AA+              2,781       2,781
             1,430       1,430    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 1995D-3,
                                     6.000% 01/01/12                                      Aa1     AA+              1,521       1,521
             1,470       1,470    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 1995D-3,
                                     6.000% 07/01/12                                      Aa1     AA+              1,563       1,563
             1,695       1,695    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 1995D-3,
                                     6.100% 01/01/15                                      Aa1     AA+              1,790       1,790
             3,595       3,595    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 2000B-3,
                                     5.950% 07/01/14                                      Aa1     AA+              3,894       3,894
             2,455       2,455    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 2000B-4,
                                     5.500% 01/01/15                                      Aa1     AA+              2,568       2,568
   1,035                 1,035    Virginia State, Housing Development Authority,
                                     Commonwealth Mortgage Revenue, Series 2001D-1,
                                     4.750% 07/01/12                                      Aa1     AA+   1,058                  1,058
             2,000       2,000    Virginia State, Public Building Authority, Building
                                     Revenue Refunding,(Correctional Facilities Project)
                                     Series 1992A,
                                     5.800% 08/01/02                                      Aa1     NR               2,026       2,026
             1,480       1,480    Virginia State, Public School Authority, Revenue
                                     Refunding, Series 1993B, (State Aid Withholding),
                                     5.100% 01/01/05                                      Aa1     AA               1,574       1,574
             2,195       2,195    Virginia State, Public School Authority, Revenue,
                                     Series 1993A, (State Aid Withholding),
                                     5.400% 01/01/08                                      Aa1     AA               2,281       2,281


                                       Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                               Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                                       Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                            September 30, 2001

                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
               Nations                                                                                                     Municipal
  Nations     Virginia                                                                                        Nations           Bond
 Virginia   Intermediate                                                                            Nations   Virginia          Fund
Municipal    Municipal                                                                             Virginia Intermediate (acquiring)
   Bond         Bond     Combined                                                                   Municipal Municipal     Combined
   Fund         Fund    Pro Forma                                                                    Bond      Bond              Pro
 Principal   Principal  Principal                                                       Moody's      Fund      Fund            Forma
  amount       amount     amount                                                          S&P        Value     Value           Value
   (000)       (000)      (000)                   Description                           Ratings      (000)     (000)           (000)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                    Municipal bonds and notes - (continued)
                                    Virginia - (continued)
  $ 640         $ -      $ 640      Virginia State, Public School Authority,
                                       Revenue, Series 1994A,
                                       (State Aid Withholding),
                                       6.125% 08/01/11                                  Aa1   AA       $687      $ -         $ 687
  1,070                  1,070      Virginia State, Residenital Authority,
                                       Series 2000A, (MBIA Insured),
                                       Infrastructure Revenue,
                                       5.500% 05/01/21                                  Aaa   AAA     1,118                  1,118
              1,120      1,120      Virginia State, Resource Authority,
                                       Infrastructure Revenue,
                                       Series 2000A, (MBIA Insured),
                                       5.500% 05/01/22                                  Aaa   AAA              1,168         1,168
                820        820      Virginia State, Resource Authority,
                                       Sewer Systems Revenue Refunding,
                                       (Harrisonburg-Rockingham Project)
                                       Series 1998,
                                       4.700% 05/01/11                                  NR    AA                 853           853
              2,970      2,970      Virginia State, Resource Authority,
                                       Sewer Systems Revenue Refunding,
                                       (Harrisonburg-Rockingham Project)
                                       Series 1998,
                                       5.000% 05/01/18                                  NR    AA               2,997         2,997
    750       1,000      1,750      Virginia State, Resource Authority,
                                       Sewer Systems Revenue, (Hopewell
                                       Regional Wastewater Facilities Project)
                                       Series 1995A, AMT,
                                       6.000% 10/01/15                                  NR    AA        799    1,065         1,864
              2,000      2,000      Virginia State, Resource Authority,
                                       Systems Revenue Refunding,
                                       Series 1998,
                                       5.000% 05/01/22                                  NR    AA               1,972         1,972
    500                    500      Virginia State, Resource Authority,
                                       Water and Sewer Systems Revenue,
                                       (Fauquier County Water and Sanitation
                                       Project) Series 1994C,
                                       6.125% 05/01/14                                  NR    AA        531                    531
              2,470      2,470      Virginia State, Resource Authority, Water
                                       and Sewer Systems Revenue Refunding,
                                       (Washington County Service Project)
                                       Series 1993,
                                       5.150% 10/01/07                                  NR    AA               2,590         2,590
              1,020      1,020      Virginia State, Resource Authority, Water and
                                       Sewer Systems Revenue, (Suffolk Project)
                                       Series 1996A,
                                       5.500% 04/01/17                                  NR    AA               1,067         1,067
              1,000      1,000      Virginia State, Resource Authority, Water
                                       and Sewer Systems Revenue, (Sussex Service
                                       Authority Project) Series 1998,
                                       4.625% 10/01/18                                  NR    AA                 967           967
              5,345      5,345      Virginia State, Transportation Board
                                        Authority, Transportation Contract Revenue,
                                       (Northern Virginia Transportation District
                                       Project) Series 1996A,
                                       5.125% 05/15/21                                  Aa1   AA+              5,342         5,342
              3,150      3,150      Virginia State, Transportation Board Authority,
                                       Transportation Revenue Refunding,
                                       (U.S. Route 28 Project) Series 1992,
                                       6.000% 04/01/02                                  Aa1   AA+              3,211         3,211
              3,000      3,000      Virginia State, Transportation Board Authority,
                                       Transportation Revenue Refunding,
                                       (U.S. Route 58 Corridor Development Program)
                                       Series 1993A,
                                       4.900% 05/15/03                                  Aa1   AA+              3,120         3,120
              5,390      5,390      Virginia State, Transportation Board Authority,
                                       Transportation Revenue Refunding,
                                       (U.S. Route 58 Corridor Development Program)
                                       Series 1993A,
                                       5.500% 05/15/09                                  Aa1   AA+              5,621         5,621
              2,105      2,105      Virginia State, Transportation Board Authority,
                                       Transportation Revenue,
                                       (U.S. Route 58 Corridor Development Program)
                                       Series 1993B,
                                       5.100% 05/15/05                                  Aa1   AA+              2,213         2,213
              1,700      1,700      Virginia State, Virginia Commonwealth University,
                                        Revenue Refunding, Series 1994D,
                                       4.350% 07/01/02                                  A1    AA-              1,722         1,722
              2,350      2,350      Virginia, Biotechnology Research Park Authority,
                                       Lease Revenue, (Biotechnology Two Project)
                                       Series 1996,
                                       5.750% 09/01/05                                  Aa1   AA+              2,587         2,587
              2,475      2,475      Virginia, Chesapeake Bay Bridge and Tunnel
                                       Commission District, Revenue, Series 1995,
                                       (FGIC Insured),
                                       5.875% 07/01/10                                  Aaa   AAA              2,679         2,679
              2,000      2,000      Virginia, College Building Authority,
                                       Educational Facilities Revenue Refunding,
                                       (University of Richmond Project) Series 1992,
                                       5.625% 11/01/02                                  Aa2   AA               2,026         2,026
              2,000      2,000      Virginia, College Building Authority,
                                       Facilities Revenue,(Equipment Leasing Program)
                                       Series 1997,
                                       5.000% 02/01/02                                  Aa2   AA+              2,019         2,019
              2,300      2,300      Virginia, College Building Authority, Virginia
                                        Educational Facilities Revenue,
                                       (Public Higher Education Financing Program)
                                       Series 1999A,
                                       5.375% 09/01/12                                  Aa1   AA               2,484         2,484


                              Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                       Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                              Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                        September 30, 2001

                                                                                                                            Nations
                                                                                                                           Virginia
                                                                                                                       Intermediate
            Nations                                                                                                       Municipal
Nations     Virginia                                                                                           Nations         Bond
Virginia  Intermediate                                                                            Nations     Virginia         Fund
Municipal  Municipal  Combined                                                                    Virginia  Intermediate (acquiring)
  Bond       Bond       Pro                                                                       Municipal   Municipal    Combined
  Fund       Fund      Forma                                                                        Bond        Bond            Pro
Principal  Principal  Principal                                                         Moody's     Fund        Fund          Forma
 amount      amount     amount                                                            S&P       Value       Value         Value
  (000)      (000)      (000)                           Description                     Ratings     (000)       (000)         (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Municipal bonds and notes - (continued)
                                    Virginia - (continued)
$    -      $ 5,000    $ 5,000           Virginia, Southeastern Public Service
                                            Authority, Revenue Refunding,Series
                                            1993A, (MBIA Insured),
                                            5.100% 07/01/08                            Aaa   AAA    $     -       $ 5,399   $ 5,399
                275        275           Washington County, Virginia, Industrial
                                            Development Authority, Hospital
                                            Facility Revenue Refunding, (Johnston
                                            Memorial Hospital Project)
                                            Series 1995,
                                            5.625% 07/01/02                            A2    NR                       281       281
              1,000      1,000           Washington County, Virginia, Industrial
                                            Development Authority, Hospital
                                            Facility Revenue Refunding,
                                            (Johnston Memorial Hospital Project)
                                            Series 1995, Prerefunded
                                            07/01/05 @ 102,
                                            6.000% 07/01/14                            A2    NR                     1,120     1,120
              1,600      1,600           Waynesboro, Virginia, Industrial
                                            Development Authority Revenue,
                                            (Sunnyside Presbyterian Home Project)
                                            Series 1997, (First Union
                                            National Bank LOC),
                                            2.700% 12/15/28                            NR    A-1                    1,600     1,600
 1,800        2,250      4,050           West Point, Virginia, Industrial
                                            Development Authority, Solid Waste
                                            Disposal Revenue, (Chesapeake
                                            Corporation Project) Series 1994A,
                                            AMT,
                                            6.375% 03/01/19                            Ba2   BB       1,646         2,058     3,704
                                                                                                  ---------------------------------
                                                                                                     29,025       280,098   309,123
                                                                                                  ---------------------------------

                                    Alabama - 0.6%
              2,000      2,000           Mobile, Alabama, Industrial Devlopment
                                            Board, PCR Refunding,  (International
                                            Paper Company Project) Series 1998B,
                                            4.750% 04/01/10                            Baa2  BBB                    1,944     1,944
                                                                                                  ---------------------------------

                                    District of Columbia - 0.6%
              1,000      1,000           Metropolitan Washington, District of
                                            Columbia, Airport Authority,
                                            Virginia General Airport Revenue
                                            Refunding, Series 1998B, AMT,(MBIA
                                            Insured),
                                            5.250% 10/01/10                            Aaa   AAA                    1,051     1,051
              1,000      1,000           Metropolitan Washington, District of
                                            Columbia, Airport Authority,
                                            Virginia General Airport Revenue,
                                            Series 1992A, AMT, (MBIA Insured),
                                            6.500% 10/01/05                            Aaa   AAA                    1,048     1,048
                                                                                                  ---------------------------------
                                                                                                                    2,099     2,099
                                                                                                  ---------------------------------

                                    Florida - 0.9%
 2,000                   2,000           Florida State, Board of Education
                                            Lottery Revenue, Series 2001B,
                                            5.000% 07/01/20                            Aaa   AAA      1,996                   1,996
 1,195                   1,195           Miami-Dade County, Florida, Health
                                            Authority, Hospital Revenue
                                            Refunding, (Miami Childrens Hospital
                                            Project) Series 2001, (AMBAC Insured),
                                            4.375% 08/15/10                            Aaa   AAA      1,220                   1,220
                                                                                                  ---------------------------------
                                                                                                      3,216                   3,216
                                                                                                  ---------------------------------

                                    Georgia - 0.4%
              1,450      1,450           Richmond County, Georgia, Development
                                            Authority, Environment Improvement
                                            Revenue, (International Paper
                                            Company Project) Series 2001A,
                                            5.150% 03/01/15                            Baa2  BBB                    1,445     1,445
                                                                                                  ---------------------------------

                                    Maine - 0.8%
              2,500      2,500           Baileyville, Maine, PCR, (Georgia-
                                            Pacific Corporation Project)
                                            Series 1998,
                                            4.750% 06/01/05                            Baa3  NR                     2,588     2,588
                                                                                                  ---------------------------------

                                    Michigan - 0.6%
              2,000      2,000           Southfield, Michigan, Library Building
                                            Authority, GO, Series 2000,
                                            (MBIA Insured),
                                            5.500% 05/01/24                            Aaa   AAA                    2,065     2,065
                                                                                                  ---------------------------------

                                    Mississippi - 0.6%
 1,285                   1,285           Mississippi State, Hospital Facilities
                                            and Equipment Authority, Revenue,
                                            (Forrest County General Hospital
                                            Project) Series 2000, (FSA Insured),
                                            5.625% 01/01/20                            Aaa   NR       1,345                   1,345
   500                     500           Warren County, Mississippi,
                                            Environmental Improvement Revenue
                                            Refunding, (International Paper
                                            Company Project) Series 2000A, AMT,
                                            6.700% 08/01/18                            Baa2  BBB        529                     529
                                                                                                  ---------------------------------
                                                                                                      1,874                   1,874
                                                                                                  ---------------------------------

                            Nations Virginia Municipal Bond Fund/Nations Virginia Intermediate
                       Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                              Pro Forma Combining Schedule of Investments (unaudited) (continued)
                                                    September 30, 2001

                                                                                                                             Nations
                                                                                                                            Virginia
                                                                                                                        Intermediate
             Nations                                                                                                       Municipal
  Nations    Virginia                                                                                          Nations          Bond
 Virginia  Intermediate                                                                             Nations    Virginia         Fund
 Municipal  Municipal                                                                               Virginia Intermediate(acquiring)
   Bond       Bond      Combined                                                                    Municipal Municipal     Combined
   Fund       Fund      Pro Forma                                                                     Bond      Bond             Pro
 Principal  Principal   Principal                                                         Moody's     Fund      Fund           Forma
  amount     amount      amount                                                             S&P       Value     Value          Value
   (000)     (000)       (000)                         Description                        Ratings     (000)     (000)          (000)
------------------------------------------------------------------------------------------------------------------------------------
                                  Municipal bonds and notes - (continued)
                                  New York - 0.6%
   $ -       $ 2,005     $ 2,005      New York City, New York, Industrial
                                         Development Agency, Civic Facility Revenue,
                                         (Polytechnic University Project) Series 2000,
                                         5.750% 11/01/10                                   Baa3 BBB- $     -     $ 2,190     $ 2,190
                                                                                                     -------------------------------

                                      South Carolina - 0.7%
               2,000       2,000         Calhoun County, South Carolina, Solid Waste
                                         Disposal Facility Revenue, (Carolina Eastman
                                         Company Project) Series 1992, AMT,
                                         6.750% 05/01/17                                   A2   A+                 2,398       2,398
                                                                                                     -------------------------------

                                      Texas - 0.3%
               1,000       1,000         Socorro, Texas, Independent School District,
                                         GO, Series 1998, (PSF-GTD),
                                         5.250% 08/15/28                                   Aaa  AAA                1,001       1,001
                                                                                                     -------------------------------

                                      Washington - 1.5%
               5,035       5,035         Washington State, Motor Vehicle Fuel Tax, GO,
                                         Series 1997F,
                                         5.375% 07/01/22                                   Aa1  AA+                5,100       5,100
                                                                                                     -------------------------------

                                      Wisconsin - 0.3%
    1,000                  1,000         Wisconsin State, Health and Educational
                                         Facilities Revenue, (Agnesian Healthcare
                                         Project) Series 2001,
                                         6.000% 07/01/21                                   A3   A-     1,029                   1,029
                                                                                                     -------------------------------

                                      Total municipal bonds and notes
                                         (Cost $33,348 and $286,278, respectively)                    35,144     300,928     336,072
                                                                                                     -------------------------------
 Shares     Shares      Shares
 (000)      (000)       (000)
--------------------------------
                                       Investment companies - 0.7%
                                         (Cost $232 and $2,324, respectively)
      232      2,324       2,556         Nations Municipal Reserves#                                     232       2,324       2,556
                                                                                                     -------------------------------

                                       Total investments - 99.0%
                                         (Cost $33,580 and $288,602, respectively)                   $35,376    $303,252    $338,628
                                                                                                     -------------------------------

 + Zero coupon security.  The rate shown reflects the yield to maturity.
 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, LLC.

                                            Nations Virginia Municipal Bond Fund/
       Nations Virginia Intermediate Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                                   Pro Forma Combining Statement of Net Assets (unaudited)
                                                     September 30, 2001

                                                                                                                   Nations
                                                                                                                   Virginia
                                                                                                                  Intermediate
                                                                              Nations                              Municipal
                                                            Nations           Virginia                             Bond Fund
                                                            Virginia        Intermediate                          (acquiring)
                                                            Municipal         Municipal     Adjustments to         Proforma
                                                            Bond Fund        Bond Fund        Pro Forma            Combined
                                                            (in 000's)       (in 000's)       (in 000's)          (in 000's)
                                                    ---------------------------------------------------     ------------------------
Total Investments                                    $     35,376       $   303,252          $ -                 $  338,628

Other Assets and Liabilities:
Receivable for investment securities sold                      38               376                                     414
Receivable for Fund shares sold                                 1                29                                      30
Interest receivable                                           535             4,583                                   5,118
Receivable from investment advisor                            -                 -                    112  (a)           112
Payable for Fund shares redeemed                              (38)             (323)                                   (361)
Investment advisory fee payable                               -                 (52)                                    (52)
Administration fee payable                                     (6)              (51)                                    (57)
Shareholder servicing and distribution
   fees payable                                               (14)              (22)                                    (36)
Distributions payable                                        (133)           (1,089)                                 (1,222)
Payable for investment securities purchased                   -                (251)                                   (251)
Accrued Trustees' fees and expenses                           (38)              (48)                                    (86)
Accrued expenses and other liabilities                        (24)              (71)                (112) (a)          (207)
                                                   -----------------------------------------------------      ----------------------
Total Other Assets and Liabilities                            321             3,081            -                       3,402
                                                   -----------------------------------------------------      ----------------------
Net Assets                                               $ 35,697         $ 306,333          $ -                   $ 342,030
                                                   =====================================================      ======================
Net Assets by Class:
Primary A                                            $ 24,144,521      $252,862,539          $ -               $ 277,007,060
Investor A                                              1,181,119        44,094,550            -                  45,275,669
Investor B                                             10,315,879         8,667,199            -                  18,983,078
Investor C                                                 55,080           708,950            -                     764,030
                                                   ------------------------------------------------------     ----------------------
                                                     $ 35,696,599     $ 306,333,238          $ -               $ 342,029,837
                                                   ------------------------------------------------------     ----------------------

Shares Outstanding by Class:
Primary A                                               2,438,210        23,022,674             (239,255) (b)     25,221,629
Investor A                                                119,393         4,014,730              (11,823) (b)      4,122,300
Investor B                                              1,041,755           789,104             (102,240) (b)      1,728,619
Investor C                                                  5,563            64,552                 (547) (b)         69,568
                                                   ------------------------------------------------------      ---------------------
                                                        3,604,921        27,891,060             (353,865)         31,142,116
                                                   ------------------------------------------------------      ---------------------

Net Asset Value per Share by Class:
Primary A                                                  $ 9.90           $ 10.98          $ -                     $ 10.98
Investor A                                                 $ 9.89           $ 10.98          $ -                     $ 10.98
Investor B                                                 $ 9.90           $ 10.98          $ -                     $ 10.98
Investor C                                                 $ 9.90           $ 10.98          $ -                     $ 10.98

(a) Adjustment reflects estimated costs of Reorganization.
(b) Reflects the issuance of Nations Virginia Intermediate Municipal Bond Fund shares to holders of shares of Nations Virginia
    Municipal Bond Fund.


                   See Notes to Pro Forma Financial Statements


                                            Nations Virginia Municipal Bond Fund /
          Nations Virginia Intermediate Municipal Bond Fund/Nations Virginia Intermediate Municipal Bond Fund (acquiring)
                                   Pro Forma Combining Statement of Net Assets (unaudited)
                                       Twelve Month Period Ending September 30, 2001

                                                                                                                   Nations
                                                                                                                   Virginia
                                                                                                                  Intermediate
                                                                              Nations                              Municipal
                                                            Nations           Virginia                             Bond Fund
                                                            Virginia        Intermediate                          (acquiring)
                                                            Municipal         Municipal     Adjustments to         Proforma
                                                            Bond Fund        Bond Fund        Pro Forma            Combined
                                                            (in 000's)       (in 000's)       (in 000's)          (in 000's)
                                                    ---------------------------------------------------     -----------------------
Total Investments
Interest                                             $      1,788       $    15,709          $ -                    $17,497
                                                    ---------------------------------------------------     -----------------------
Expenses:
Investment advisory fee                                       161             1,221                (34)(a)            1,348
Administration fee                                             70               672                 -                   742
Transfer agent fee                                             10                87                 -                    97
Custodian fees                                                  2                18                 -                    20
Legal and audit fees                                           45                62                (45)(b)               62
Registration and filing fees                                    2                 7                 (2)(b)                7
Trustees' fees and expenses                                    24                24                (24)(b)               24
Printing expense                                               16                23                (15)(b)               24
Other                                                           4                23                108 (b),(c)          135
                                                    ---------------------------------------------------     -----------------------
  Subtotal                                                    334             2,137                (12)               2,459
                                                    ---------------------------------------------------     -----------------------

Shareholder servicing and distribution fees:
Investor A Shares                                               2               109                 -                   111
Investor B Shares                                             106                88                 -                   194
Investor C Shares                                               -                 7                 -                     7
                                                     --------------------------------------------------     -----------------------
  Total expenses                                              442             2,341                (12)               2,771
                                                     --------------------------------------------------     -----------------------
Fees waived and/or expenses reimbursed by
 investment advisor, administrator, and/or
 distributor                                                 (141)             (610)               (20)(c),(d)         (771)
                                                     --------------------------------------------------     -----------------------
   Net Expenses                                               301             1,731                (32)               2,000
                                                     --------------------------------------------------     -----------------------

Net Investment Income                                       1,487            13,978                 32               15,497
                                                     --------------------------------------------------     -----------------------

Net Realized And Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments                        36               728                                     764
Net change in unrealized appreciation/
  (depreciation) of investments                             1,169             9,812                                  10,981
                                                    ---------------------------------------------------     -----------------------
Net realized and unrealized gain/(loss)
  on investments                                            1,205            10,540                                  11,745
                                                    ---------------------------------------------------     -----------------------
Net Increase/(Decrease) in Net Assets Resulting
  From Operations                                          $2,692           $24,518                $32              $27,242
                                                    ===================================================     =======================

Legend:
(a) Reflects adjustment to the acquiring fund's contractual fee obligations.
(b) Adjustment reflects expected savings when the two funds become one.
(c) Adjustment reflects estimated costs of Reorganization.
(d) Adjustment reflects reduction in fund level expenses as a result of the lower fund level expense cap.

                        See Notes to Pro Forma Financial Statements

                      Nations Virginia Municipal Bond Fund
                Nations Virginia Intermediate Municipal Bond Fund
          Nations Virginia Intermediate Municipal Bond Fund (acquiring)
          Notes to Pro Forma Combining Financial Statements (unaudited)

1.  Basis of Combination

The unaudited Pro Forma Combining Statement of Net Assets assumes the exchange described in the next paragraph occurred as of September 30, 2001 and the unaudited Pro Forma Combining Statement of Operations for the year ended September 30, 2001 assumes the exchange occurred as of October 1, 2000. These statements have been derived from books and records utilized in calculating daily net asset value of each fund at September 30, 2001 and for the twelve month period then ended.

The pro forma statements give effect to the proposed reorganization (the "Reorganization") of Nations Virginia Municipal Bond Fund ("Virginia Municipal Bond Fund") and Nations Virginia Intermediate Municipal Bond Fund ("Virginia Intermediate Municipal Bond Fund") into Nations Virginia Intermediate Municipal Bond Fund (acquiring) (the "Acquiring Fund"). The Reorganization provides for the transfer of the assets and liabilities of Virginia Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund to the Acquiring Fund, in exchange for shares of equal value of designated classes of the Acquiring Fund. The Reorganization is expected to be done on a tax-free basis whereby the Acquiring Fund will assume the market value and cost basis of the portfolio positions in the Virginia Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund and the results of operations of Virginia Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund for pre-combination periods will not be restated. It is not expected that the investment adviser or sub-adviser will sell any securities of either acquired fund, in anticipation of or as a result of the Reorganization, other than in the normal course of business.

The Funds will only bear the expenses of the Reorganization if those expenses do not exceed certain expense "caps" that have been put in place by the investment adviser. Because of these caps, it is not expected that the Funds will bear the costs associated with the Reorganization, including solicitation costs.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

2.  Pro Forma Operations

Pro forma operating expenses include the actual expenses of each fund and the Acquiring Fund, with certain expenses adjusted to reflect the expected expenses of the Acquiring Fund.

                                  EXHIBIT INDEX
                                  -------------

                               Nations Funds Trust

                               File No. 333-74316

Exhibit Number                       Description
--------------                       -----------

EX.-99.17(a)                         Form of Proxy Ballot